REGISTRATION FILE NO. 333-56969
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------

                                    FORM S-6
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933
                              OF SECURITIES OF UNIT
                   INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2

                                ---------------

                         POST-EFFECTIVE AMENDMENT NO. 17        [X]

                              MONY AMERICA VARIABLE
                                    ACCOUNT L
                              (EXACT NAME OF TRUST)

                           MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                               (NAME OF DEPOSITOR)


              1290 Avenue of the Americas, New York, New York 10104 (Address of Depositor's Principal Executive Offices)
         Depositor's Telephone Number, including Area Code: 212-554-1234

                            -------------------------

                                   Dodie Kent
                  Vice President and Associate General Counsel
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)

                            -------------------------

                  Please send copies of all communications to:
                           Christopher E. Palmer, Esq.
                              Goodwin Procter, LLP
                            901 New York Avenue, N.W.
                             Washington, D.C. 20001

                            -------------------------

      APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: It is proposed that this filing will become effective: (check appropriate box)

        |_|  immediately upon filing pursuant to paragraph (b) of Rule 485.

        |X|  on April 30, 2008 pursuant to paragraph (b) of Rule 485.

        |_|  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

        |_|  on              pursuant to paragraph (a)(1) of Rule 485.

      If appropriate, check the following box:

        |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      TITLE OF SECURITIES BEING REGISTERED: Units of interest in Separate Account under flexible premium variable universal life insurance policies.

================================================================================

MONY America Variable Account L

Variable Universal Life Insurance Policy


PROSPECTUS DATED MAY 1, 2008


Issued by
MONY Life Insurance Company of America
1290 Avenue of the Americas
New York, New York 10104
--------------------------------------------------------------------------------


MONY Life Insurance Company of America (the "Company") issues a variable universal life insurance policy described in this prospectus. This prospectus provides a description of all material provisions of the policy. We do not currently offer this policy for sale to new purchasers. Among the policy's many terms are:



ALLOCATION OF PREMIUMS AND CASH VALUES:

You can tell us what to do with your premium payments. You can also tell us what to do with the cash values your policy may create for you resulting from those premium payments.

You can tell us to place them into a separate account. That separate account is called MONY America Variable Account L.

If you do, you can also tell us to place your premium payments and cash values into any of the 30 different subaccounts of MONY Variable Account L. Each of these subaccounts seeks to achieve a different investment objective. If you tell us to place your premium payments and cash values into one or more subaccounts of the separate account, you bear the risk that the investment objectives will not be met. That risk includes your not earning any money on your premium payments and cash values and also that your premium payments and cash values may lose some or all of their value.

You can also tell us to place some or all of your premium payments and cash values into our account. Our account is called the Guaranteed Interest Account. If you do, we will guarantee that those premium payments and cash values will not lose any value. We also guarantee that we will pay not less than 4.5% interest annually. We may pay more than 4.5% if we choose. Premium payments and cash values you place into the Guaranteed Interest Account become part of our assets.

If you choose to place your premium payments and cash values into the separate account, we will invest them in your choice of subaccounts of the variable account. Each subaccount invests in shares of one of the following portfolios:




--------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
--------------------------------------------------------------------------------
o AXA Aggressive Allocation Portfolio     o AXA Moderate Allocation Portfolio
o AXA Conservative Allocation             o AXA Moderate-Plus Allocation
  Portfolio                                 Portfolio
o AXA Conservative-Plus Allocation        o Multimanager Small Cap Growth
  Portfolio                                 Portfolio
--------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc. -- Initial Shares
--------------------------------------------------------------------------------
o Dreyfus Stock Index Fund, Inc.
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
--------------------------------------------------------------------------------
o EQ/Bond Index Portfolio                 o EQ/Lord Abbett Mid Cap Value
o EQ/Calvert Socially Responsible           Portfolio
  Portfolio                               o EQ/Money Market Portfolio
o EQ/Capital Guardian Research Portfolio  o EQ/Van Kampen Mid Cap Growth
o EQ/Government Securities Portfolio        Portfolio
o EQ/JPMorgan Core Bond Portfolio         o EQ/Van Kampen Real Estate Portfolio
o EQ/Long Term Bond Portfolio
o EQ/Lord Abbett Growth and Income
  Portfolio
--------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
--------------------------------------------------------------------------------
o All Asset Allocation Portfolio          o EQ/Marsico Focus Portfolio
o EQ/Boston Advisors Equity Income        o EQ/Montag & Caldwell Growth
  Portfolio                                 Portfolio
o EQ/Caywood-Scholl High Yield Bond       o EQ/PIMCO Real Return Portfolio
  Portfolio                               o EQ/T. Rowe Price Growth Stock
o EQ/GAMCO Small Company Value              Portfolio
  Portfolio                               o EQ/UBS Growth and Income Portfolio
o EQ/International Growth Portfolio
--------------------------------------------------------------------------------
  Fidelity(R) Variable Insurance Products (VIP) -- Service Class Shares
--------------------------------------------------------------------------------
o Contrafund(R) Portfolio
--------------------------------------------------------------------------------
  Janus Aspen Series -- Institutional Shares
--------------------------------------------------------------------------------
o Balanced Portfolio                      o Mid Cap Growth Portfolio
o Forty Portfolio                         o Worldwide Growth Portfolio
--------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
--------------------------------------------------------------------------------
o Global Bond Portfolio (Unhedged)
--------------------------------------------------------------------------------


DEATH BENEFIT:

We will pay a death benefit if you die before you reach age 100 while the policy is in effect. That death benefit will never be less than the amount specified in the policy. It may be greater than the amount specified if the policy's cash values increase.

LIVING BENEFITS:

You may ask for some or all of the policy's cash value at any time. If you do, we may deduct a surrender charge. You may borrow up to 90% of the policy's cash value from us at any time. You will have to pay interest to us on the amount borrowed.

CHARGES AND FEES:

The policy allows us to deduct certain charges from the cash value. These charges are detailed in the policy and in this prospectus.

It may not be advantageous to replace existing life insurance coverage.

These are only some of the terms of the policy. Please read the prospectus carefully for more complete details of the policy.

This prospectus is used with current Owners only. You should note that the options, features and charges of the policy may have varied over time. For more information about the particular options, features and charges applicable to your policy, please contact your financial professional and/or refer to your policy.


The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The policies are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.



                                                                          x01950

                                                                        MLA-CEQM

Table of contents


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--------------------------------------------------------------------------------
1. SUMMARY OF THE POLICY                                                       1
--------------------------------------------------------------------------------
Important policy terms                                                         1
Purpose of the policy                                                          1
Policy premium payments and values                                             1
Charges and Deductions                                                         2
Fees and expenses of the Funds                                                 3
The death benefit                                                              5
Premium features                                                               5
MONY America Variable Account L                                                6
Allocation options                                                             6
Transfer of Fund Value                                                         6
Policy loans                                                                   6
Full surrender                                                                 6
Partial surrender                                                              6
Right to Return Policy Period                                                  6
Grace period and lapse                                                         6
Tax treatment of increases in Fund Value                                       7
Tax treatment of death benefit                                                 7
Riders                                                                         7
Contacting the Company                                                         7
State variations                                                               7
Replacement of existing coverage                                               7
Illustrations                                                                  7



--------------------------------------------------------------------------------
2. WHO IS MONY LIFE INSURANCE COMPANY OF AMERICA?                              8
--------------------------------------------------------------------------------
MONY Life Insurance Company of America                                         8
How to reach us                                                                8
MONY America Variable Account L                                                8



--------------------------------------------------------------------------------
3. THE FUNDS                                                                  10
--------------------------------------------------------------------------------
Purchase of portfolio shares by MONY America
     Variable Account L                                                       13


i  Table of contents

--------------------------------------------------------------------------------
4. DETAILED INFORMATION ABOUT THE POLICY                                      14
--------------------------------------------------------------------------------
Application for a policy                                                      14
Right to examine a policy -- Right to Return Policy Period                    15
Premiums                                                                      15
Allocation of net premiums                                                    17
Death benefits under the policy                                               17
Changes in Specified Amount                                                   19
Changes in Additional Term Life Insurance amount                              19
Guaranteed Death Benefit Riders                                               20
Other optional insurance benefits                                             20
Benefits at maturity and Maturity Extension Rider                             21
Policy values                                                                 22
Determination of Fund Value                                                   22
Calculating Fund Value                                                        23
Calculating unit values for each subaccount                                   23
Transfer of Fund Value                                                        23
Disruptive transfer activity                                                  23
Right to exchange policy                                                      24
Policy loans                                                                  24
Full surrender                                                                25
Partial surrender                                                             25
Grace period and lapse                                                        26



--------------------------------------------------------------------------------
5. CHARGES AND DEDUCTIONS                                                     28
--------------------------------------------------------------------------------
Deductions from premiums                                                      29
Daily deduction from MONY America Variable Account L                          29
Deductions from Fund Value                                                    29
Transaction and other charges                                                 31
Fees and expenses of the Funds                                                31
Guarantee of certain charges                                                  31



--------------------------------------------------------------------------------
6. OTHER INFORMATION                                                          32
--------------------------------------------------------------------------------
Federal income tax considerations                                             32
Introduction                                                                  32
Tax status of the policy                                                      32
Tax treatment of policy benefits                                              32
Our income taxes                                                              34
Voting of Fund shares                                                         34
Disregard of voting instructions                                              35
Report to policy owners                                                       35
Substitution of investments and right to change operations                    35
Changes to comply with law                                                    36
Variations among policies                                                     36



--------------------------------------------------------------------------------
7. THE GUARANTEED INTEREST ACCOUNT                                            37
--------------------------------------------------------------------------------
General description                                                           37
Death benefit                                                                 37
Policy charges                                                                37
Transfers                                                                     37
Surrenders and policy loans                                                   38

--------------------------------------------------------------------------------
8. MORE ABOUT THE POLICY                                                      39
--------------------------------------------------------------------------------
Ownership                                                                     39
Beneficiary                                                                   39
Notification and claims procedures                                            39
Payments                                                                      39
Payment plan/settlement provisions                                            39
Payment in case of suicide                                                    40
Assignment                                                                    40
Errors on the application                                                     40
Incontestability                                                              40
Policy illustration fee                                                       40
Distribution of the policies                                                  40



--------------------------------------------------------------------------------
9. MORE ABOUT THE COMPANY                                                     42
--------------------------------------------------------------------------------


Management                                                                    42
State regulation                                                              48
Telephone/fax/Internet transactions                                           48
Legal proceedings                                                             49
Registration Statement                                                        49
Independent registered public accounting firm                                 49
Financial statements                                                          49
Index to financial statements                                                F-1


--------------------------------------------------------------------------------
APPENDICES
--------------------------------------------------------------------------------
A -- Death Benefit Percentage for Guideline Premium/
     Cash Value Corridor Test                                                A-1
B -- Monthly Per $1,000 Specified Amount Factors                             B-1
C -- Guaranteed Death Benefit Rider                                          C-1

                                                           Table of contents  ii

1. Summary of the policy

--------------------------------------------------------------------------------

This summary provides you with a brief overview of the more important aspects of your policy. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your policy. This summary and the entire prospectus will describe the part of the policy involving MONY America Variable Account L. The prospectus also briefly will describe the Guaranteed Interest Account. The Guaranteed Interest Account is also described in your policy. BEFORE PURCHASING A POLICY, WE URGE YOU TO READ THE ENTIRE PROSPECTUS CAREFULLY.

IMPORTANT POLICY TERMS

We are providing you with definitions for the following terms to make the description of the policy provisions easier for you to understand.

--------------------------------------------------------------------------------
OUTSTANDING DEBT -- The unpaid balance of any loan which you request on the policy. The unpaid balance includes accrued loan interest which is due and has not been paid by you.

LOAN ACCOUNT -- An account to which amounts are transferred from the subaccounts of MONY America Variable Account L and the Guaranteed Interest Account as collateral for any loan you request. We will credit interest to the Loan Account at a rate not less than 4.5%. The Loan Account is part of the Company's General Account.

FUND VALUE -- The sum of the amounts under the policy held in each subaccount of MONY America Variable Account L, the Guaranteed Interest Account, and the Loan Account.

CASH VALUE -- The Fund Value of the policy less any surrender charge and any Outstanding Debt.

MINIMUM MONTHLY PREMIUM -- The amount the Company determines is necessary to keep the policy in effect for the first three policy years, regardless of the policy's cash value. In certain cases, this also applies to the first three policy years following an increase in the Specified Amount.

GUARANTEED INTEREST ACCOUNT -- This account is part of the general account of MONY Life Insurance Company of America (the "Company"). You may allocate all or a part of your net premium payments to this account. This account will credit you with a fixed interest rate (which will not be less than 4.5%) declared by the Company. (For more detailed information, see "The Guaranteed Interest Account".)

SPECIFIED AMOUNT -- The minimum death benefit requested by the policy owner.


BUSINESS DAY -- Our "business day" is generally any day the New York Stock Exchange ("NYSE") is open for regular trading and generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading). A business day does not include a day on which we are not open due to emergency conditions determined by the Securities and Exchange Commission. We may also close early due to such emergency conditions. Premium payments will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your premium payment, transfer or any other transaction request containing all the required information reaches us on any of the following, we will use the next business day:

         - on a non-business day;

         - after 4:00 p.m. Eastern Time on a business day; or

         - after an early close of regular trading on the NYSE on a business day.
--------------------------------------------------------------------------------

PURPOSE OF THE POLICY


The policy offers insurance protection on the life of the insured. If the insured is alive on the anniversary of the policy date when the insured is age 100, a maturity benefit will be paid instead of a death benefit. The policy provides a death benefit equal to your choice of (a) its Specified Amount, or
(b) its Specified Amount plus accumulated Fund Value. The policy also provides surrender and loan privileges. The policy offers a choice of investment alternatives and an opportunity for the policy's Fund Value and its death benefit, to grow based on investment results. In addition, you, as owner of the policy, choose the amount and frequency of premium payments, within certain limits.


POLICY PREMIUM PAYMENTS AND VALUES

The premium payments you make for the policy are received by the Company. From those premium payments, the Company makes deductions to pay premium and other taxes imposed by state and local governments. The Company makes deductions to cover the cost to the Company of federal tax deferred acquisition provisions imposed by the United States government. The Company will also deduct a Sales Charge to cover the costs of making the policies available to the public. After deduction of these charges, the amount remaining is called the net premium payment.

You may allocate net premium payments among the various subaccounts of MONY America Variable Account L and/or the Guaranteed Interest Account. As owner of the policy, you may give the right to allocate net premium payments to someone else.

The net premium payments you allocate among the various subaccounts of MONY America Variable Account L may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. Your death benefit may or may not increase or decrease depending on several factors including the death benefit option you chose. Except in certain circumstances described later (See "Death benefits under the policy"), the death benefit will never decrease below the Specified Amount of your policy.

Net premium payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 4.5%.

The value of the net premium payments you allocate to MONY America Variable Account L and to the Guaranteed Interest Account


1  Summary of the policy
are called the Fund Value. There is no guarantee that the policy's Fund Value and death benefit will increase. You bear the risk that the net premiums and Fund Value allocated to MONY America Variable Account L may be worth more or less while the policy remains in effect.

If you cancel the policy and return it to the Company during the Right to Return Period, your premium payments will be returned by the Company. After the Right to Return Period, you may cancel your policy by surrendering it to the Company. The Company will pay you the Cash Value minus the applicable Surrender Charge if you cancel your policy during the first fifteen years since the policy was issued or the Specified Amount increased. The Company will also deduct any amount you have borrowed from the amount it will pay you. The Fund Value minus Surrender Charges and minus the amount of debt outstanding from loans you have received is called the Cash Value of the policy.

Charges and fees such as the cost of insurance, administrative charges, and mortality and expense risk charges are imposed by the policy. These charges and fees are deducted by the Company from the policy's Fund Value and are described in further detail below.

The policy remains in effect until the earliest of:

1. a grace period expiring without the payment of sufficient additional premium to cover policy charges or repayment of the Outstanding Debt,

2.         age 100,

3.         death of the insured, or

4.         full surrender of the policy.

Generally, the policy remains in effect only as long as the Cash Value is sufficient to pay all monthly deductions. However, during the first three years the policy is in effect, the Company will determine an amount which if paid during those first three policy years will keep the policy and all rider coverages in effect for the first three policy years even if the Cash Value of the policy is zero. This amount is called the Minimum Monthly Premium. A Guaranteed Death Benefit Rider is also available at the time you purchase the policy. It will extend the time during which the Specified Amount of the policy and most riders will not lapse. The Guaranteed Death Benefit Rider requires the payment of an agreed upon amount of premiums and is discussed below.

CHARGES AND DEDUCTIONS

The policy provides for the deduction of the various charges, costs, and expenses from the Fund Value of the policy. These deductions are summarized in the table below. For information concerning compensation paid for the sale of the policy, see "Distribution of the Policies."

------------------------------------------------------------------------------------------------------------------------------------
                                                 Deductions from Premiums
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified Amount plus Term Life   Specified Amounts less than $500,000 -- 4.00%
Term Rider amount in effect. It is a percentage of Premium paid.  Specified Amounts of $500,000 or more -- 3.00%
------------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                        State and local -- 2.25%
------------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                        Federal -- 1.50% (0% for individual qualified plan issues)
------------------------------------------------------------------------------------------------------------------------------------
                                    Daily Deduction from MONY America Variable Account L
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum Annual Rate            0.35% of subaccount value (0.000959% daily)
------------------------------------------------------------------------------------------------------------------------------------
                                               Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                          Current cost of insurance rate x net amount at risk at the beginning of the policy month
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                                  $5
------------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge                        See Appendix B. This charge applies for the first 15 policy
Based on issue age.                                               years (or for 15 years from the date of any increase in Specified
                                                                  Amount). In New Jersey, this charge applies to age 100. However, after the 15th policy anniversary or for 15 years from the date of any increase in Specified Amount, we may reduce or eliminate this charge.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                   $0.01 per $1,000 of Specified Amount and certain Rider amounts.
Monthly Charge for Guaranteed Death Benefit Rider(1)              Please note that the Rider requires that at least the amount of premi-ums set forth in the policy itself be paid in order to remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                As applicable.
Monthly Deduction for any other Optional Insurance Benefits
added by rider.
------------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                                           $10
- Transfer of Fund Value (at Company's option)                    $25 (maximum per transfer)(2)
------------------------------------------------------------------------------------------------------------------------------------

                                                         Summary of the policy 2

--------------------------------------------------------------------------------
Surrender Charge        See discussion of Surrender Charge for grading schedule.
Grades from 80% to 0% over 15 years (11 years for issue ages 76-85)
based on a schedule. Factors per $1,000 of Specified Amount vary based on issue age, gender, and underwriting class.
--------------------------------------------------------------------------------


(1)  The Guaranteed Death Benefit Rider is not available in all states.


(2)  Currently, there is no charge on transfers among investment options.


MONY America Variable Account L is divided into subdivisions called subaccounts. Each subaccount invests exclusively in shares of a designated portfolio. Each portfolio pays a fee to its investment adviser to manage the portfolio. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The investment adviser fees for each portfolio are listed in the table below. Each portfolio also incurs expenses in its operations. Those expenses are also shown in the table below.


FEES AND EXPENSES OF THE FUNDS


The next table shows the total operating expenses charged by the portfolio companies that you may pay periodically during the time you own the contract. The purpose of the table is to assist you in understanding the various costs and expenses that you will bear indirectly by investing in the subaccounts. You bear your proportionate share of all fees and expenses paid by a portfolio that corresponds to any variable investment option you are using. The table reflects total operating expenses for the portfolios for the fiscal year ended December 31, 2007. Expenses of the portfolios may be higher or lower in future years than the figures stated below. For more information about the fees and expenses described in this table see the portfolio prospectuses which accompany this Prospectus.




     ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2007
                      (as a percentage of average net assets)
------------------------------------------------------------------------------------
                                                           Distribu-
                                                           tion and
                                                Manage-     Service
                                                 ment       (12b-1)        Other
 Portfolio Name                                 Fees(1)     Fees(2)    Expenses(3)
------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio           0.10%      0.25%        0.17%
AXA Conservative Allocation Portfolio         0.10%      0.25%        0.21%
AXA Conservative-Plus Allocation Portfolio    0.10%      0.25%        0.19%
AXA Moderate Allocation Portfolio             0.10%      0.25%        0.17%
AXA Moderate-Plus Allocation Portfolio        0.10%      0.25%        0.17%
Multimanager Small Cap Growth Portfolio       1.05%      0.25%        0.27%
------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc.-- Initial Shares
------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                0.25%        --         0.02%
------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------
EQ/Bond Index Portfolio                       0.35%        --         0.35%
EQ/Calvert Socially Responsible Portfolio     0.65%        --         0.23%
EQ/Capital Guardian Research Portfolio        0.63%        --         0.13%
EQ/Government Securities Portfolio            0.50%        --         0.23%
EQ/JPMorgan Core Bond Portfolio               0.43%        --         0.13%
EQ/Long Term Bond Portfolio                   0.40%        --         0.13%
EQ/Lord Abbett Growth and Income Portfolio    0.65%        --         0.16%
EQ/Lord Abbett Mid Cap Value Portfolio        0.70%        --         0.15%
EQ/Money Market Portfolio                     0.32%        --         0.13%
EQ/Van Kampen Mid Cap Growth Portfolio        0.70%        --         0.15%
EQ/Van Kampen Real Estate Portfolio           0.90%        --         0.21%
------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------
All Asset Allocation Portfolio                0.10%      0.25%        0.20%
EQ/Boston Advisors Equity Income Portfolio    0.75%      0.25%        0.14%
EQ/Caywood-Scholl High Yield Bond Portfolio   0.60%      0.25%        0.16%
EQ/GAMCO Small Company Value Portfolio        0.76%      0.25%        0.12%
EQ/International Growth Portfolio             0.85%      0.25%        0.27%
EQ/Marsico Focus Portfolio                    0.85%      0.25%        0.13%
EQ/Montag & Caldwell Growth Portfolio         0.75%      0.25%        0.15%



------------------------------------------------------------------------------------------------
                                             Acquired
                                             Fund Fees    Total
                                                and       Annual
                                             Expenses    Expenses    Fee Waiv-    Net Annual
                                             (Underly-    (Before   ers and/or     Expenses
                                                ing       Expense    Expense       (After
                                              Portfo-     Limita-   Reimburse-     Expense
 Portfolio Name                               lios)(4)    tions)     ments(5)    Limitations)
------------------------------------------------------------------------------------------------
 AXA Premier VIP Trust -- Class B Shares
------------------------------------------------------------------------------------------------
AXA Aggressive Allocation Portfolio           0.92%       1.44%      (0.17)%       1.27%
AXA Conservative Allocation Portfolio         0.69%       1.25%      (0.21)%       1.04%
AXA Conservative-Plus Allocation Portfolio    0.76%       1.30%      (0.19)%       1.11%
AXA Moderate Allocation Portfolio             0.82%       1.34%      (0.17)%       1.17%
AXA Moderate-Plus Allocation Portfolio        0.86%       1.38%      (0.17)%       1.21%
Multimanager Small Cap Growth Portfolio         --        1.57%      (0.02)%       1.55%
------------------------------------------------------------------------------------------------
 Dreyfus Stock Index Fund, Inc.-- Initial Shares
------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                  --        0.27%       0.00%        0.27%
------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IA Shares
------------------------------------------------------------------------------------------------
EQ/Bond Index Portfolio                         --        0.70%      (0.25)%       0.45%
EQ/Calvert Socially Responsible Portfolio       --        0.88%      (0.08)%       0.80%
EQ/Capital Guardian Research Portfolio          --        0.76%      (0.06)%       0.70%
EQ/Government Securities Portfolio              --        0.73%       0.00%        0.73%
EQ/JPMorgan Core Bond Portfolio                 --        0.56%       0.00%        0.56%
EQ/Long Term Bond Portfolio                     --        0.53%       0.00%        0.53%
EQ/Lord Abbett Growth and Income Portfolio      --        0.81%      (0.06)%       0.75%
EQ/Lord Abbett Mid Cap Value Portfolio          --        0.85%      (0.05)%       0.80%
EQ/Money Market Portfolio                       --        0.45%         --         0.45%
EQ/Van Kampen Mid Cap Growth Portfolio          --        0.85%      (0.05)%       0.80%
EQ/Van Kampen Real Estate Portfolio             --        1.11%      (0.10)%       1.01%
------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------
All Asset Allocation Portfolio                0.84%       1.39%      (0.20)%       1.19%
EQ/Boston Advisors Equity Income Portfolio      --        1.14%      (0.09)%       1.05%
EQ/Caywood-Scholl High Yield Bond Portfolio     --        1.01%      (0.01)%       1.00%
EQ/GAMCO Small Company Value Portfolio          --        1.13%       0.00%        1.13%
EQ/International Growth Portfolio               --        1.37%       0.00%        1.37%
EQ/Marsico Focus Portfolio                      --        1.23%      (0.08)%       1.15%
EQ/Montag & Caldwell Growth Portfolio           --        1.15%       0.00%        1.15%
------------------------------------------------------------------------------------------------


3 Summary of the policy

                      ANNUAL PORTFOLIO OPERATING EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2007 (CONTINUED)
                                             (as a percentage of average net assets)
------------------------------------------------------------------------------------------------------------------------------------
                                                                              Acquired
                                                                             Fund Fees      Total
                                                                                and        Annual
                                                    Distribu-                  Expenses    Expenses    Fee Waiv-    Net Annual
                                                    tion and                  (Underly-    (Before    ers and/or    Expenses
                                         Manage-    Service                     ing        Expense     Expense      (After
                                          ment       (12b-1)       Other      Portfo-      Limita-    Reimburse-    Expense
 Portfolio Name                          Fees(1)     Fees(2)    Expenses(3)    lios)(4)    tions)     ments(5)     Limitations)
------------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust -- Class IB Shares
------------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO Real Return Portfolio            0.55%      0.25%        0.14%           --        0.94%      (0.04)%      0.90%
EQ/T. Rowe Price Growth Stock Portfolio   0.79%      0.25%        0.14%           --        1.18%      (0.03)%      1.15%
EQ/UBS Growth and Income Portfolio        0.75%      0.25%        0.16%           --        1.16%      (0.11)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
 Fidelity(R) Variable Insurance Products (VIP) -- Service Class Shares
------------------------------------------------------------------------------------------------------------------------------------
Contrafund(R) Portfolio                   0.56%      0.10%        0.09%           --        0.75%         --        0.75%
------------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Series -- Institutional Shares
------------------------------------------------------------------------------------------------------------------------------------
Balanced Portfolio                        0.55%        --         0.02%           --        0.57%         --        0.57%
Forty Portfolio(6)                        0.64%        --         0.05%         0.01%       0.70%         --        0.70%
Mid Cap Growth Portfolio                  0.64%        --         0.04%           --        0.68%         --        0.68%
Worldwide Growth Portfolio(7)             0.65%        --         0.02%           --        0.67%         --        0.67%
------------------------------------------------------------------------------------------------------------------------------------
 PIMCO Variable Insurance Trust -- Administrative Class Shares
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Portfolio (Unhedged)(8)       0.25%        --         0.65%           --        0.90%         --        0.90%
------------------------------------------------------------------------------------------------------------------------------------



1. The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote 5 for any expense limitation agreement infor mation.
2. Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the investment company Act of 1940. For the portfolios of AXA Premier VIP Trust and EQ Advisors Trust, the 12b-1 fees will not be increased for the life of the policies.

3. Other expenses shown are those incurred in 2007. The amounts shown as "Other expenses" will fluctuate from year to year depending on actual expenses. See foot note 5 for any expense limitation agreement.

4. Each of these variable investment options invests in a corresponding portfolio of one of the Trusts or other unaffiliated investment companies. Each portfolio, in turn, invests in shares of other portfolios of the Trusts and/or shares of unaffiliated portfolios ("underlying portfolios"). Amounts shown reflect each portfolio's pro rata share of the fees and expenses of the underlying portfolio(s) in which it invests. A "--" indicates that the listed portfolio does not invest in underlying portfolios.

5. The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each portfolio. The absence of an applicable expense limitation is indicated by a dash ("--"). That the expense limitation arrangement did not result in a fee waiver or reimbursement is indicated by "0.00%." AXA Equitable, the investment manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into expense limitation agreements with respect to certain portfolios, which are effective through April 30, 2009 (unless the Board of Trustees of AXA Premier VIP Trust or EQ Advisors Trust, as applicable, consents to an earlier revision or termination of this arrangement). Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits each affected portfolio's total annual expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, expenses of the underlying portfolios in which the Portfolio invests and extraordinary expenses) to not more than amounts specified in the agreements. Therefore, each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreements provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. PIMCO has contractually agreed, for the current fiscal year (12/31), to reduce net annual portfolio expenses for the Global Bond Portfolio to the extent such expenses would exceed, due to the payment of Trustee's fees, 0.90% of its average daily net assets. Under the Expenses Limitation Agreement, which renews annually unless terminated by PIMCO upon 30 days' notice, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. In addition, certain investment managers have voluntarily agreed to reduce their management fee and/or reimburse the portfolio so that total annual operating expenses of a portfolio (exclusive of investment-related expenses such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. These investment managers reserve the right to terminate any such waivers and/or reimbursements at any time without notice. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust, EQ Advisors Trust and Fidelity(R) Variable Insurance Products (VIP) is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements, plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expense would be as shown in the table below:


                                                         Summary of the policy 4

     ---------------------------------------------------
      Portfolio Name
     ---------------------------------------------------
      Multimanager Small Cap Growth Portfolio      1.35%
     ---------------------------------------------------
      EQ/Lord Abbett Growth and Income Portfolio   0.73%
     ---------------------------------------------------
      EQ/Lord Abbett Mid Cap Value Portfolio       0.79%
     ---------------------------------------------------
      EQ/Van Kampen Mid Cap Growth Portfolio       0.79%
     ---------------------------------------------------
      EQ/GAMCO Small Company Value Portfolio       1.10%
     ---------------------------------------------------
      EQ/Montag & Caldwell Growth Portfolio        1.13%
     ---------------------------------------------------
      EQ/T. Rowe Price Growth Stock Portfolio      0.87%
     ---------------------------------------------------
      EQ/UBS Growth and Income Portfolio           1.04%
     ---------------------------------------------------
      Fidelity(R) Contrafund(R) Portfolio          0.74%
     ---------------------------------------------------



6. Dividends or interest on short sales, which are paid to the lender of borrowed securities, are considered Other Expenses. Such expenses will vary depending on whether the securities the Portfolio sells short pay dividends or interest and the amount of such dividends or interest. Including such short sale dividends of 0.02%, Other Expenses total 0.05%.

7. The Janus Aspen Series Worldwide Growth Portfolio pays an investment advisory fee rate that may adjust up or down based upon the Portfolio's performance relative to its benchmark index during a measuring period. This fee rate, prior to any performance adjustment, is 0.60% and may go up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis. Any such adjustment to this fee rate commenced February 2008 and may increase or decrease the management fee rate. Please see the Janus Aspen Series prospectus and Statement of Additional Information for further detail on this performance adjustment.

8. "Other Expenses" reflect an administrative fee of 0.50% and a servicing fee of 0.15%.



THE DEATH BENEFIT

The minimum initial Specified Amount is $50,000. You may elect one of two options to compute the amount of death benefit payable under the policy. Your selection may increase the death benefit.

Option 1 -- The death benefit equals the greater of

1.          the Specified Amount plus Additional Term Life Insur
               ance, if any, or

2.          Fund Value multiplied by a death benefit percentage.

When applying for the policy, you will choose one of two tests to apply to the policy for compliance with the federal tax law definition of life insurance. The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.) If you choose Option 1, favorable investment performance will reduce the cost you pay for the death benefit. This reduction will decrease the deduction from Fund Value.

Option 2 -- The death benefit equals the greater of

1.          the Specified Amount plus the Additional Term Life Insur
               ance, if any, plus the Fund Value, or

2.          the Fund Value multiplied by a death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to age, gender and smoking status. (Note that the Cash Value Accumulation Test choice became available under the policy on March 1, 2001.)

If you choose Option 2, favorable investment performance will increase the Fund Value of the Policy which in turn increases insurance coverage.

The Fund Value used in these calculations is the Fund Value as of the date of the insured's death.

You may change the death benefit option and increase or decrease the Specified Amount, subject to certain conditions. See "Death benefits under the policy."

When you apply for insurance, you can purchase the Guaranteed Death Benefit Rider. This rider provides a guarantee that the Specified Amount under the policy and most rider coverages will remain in effect until the later of (a) the insured's age 70, or (b) ten years from the date of the policy, regardless of the policy's Cash Value. (See "Detailed information about the policy -- Guaranteed Death Benefit Riders.")


PREMIUM FEATURES

You must pay premiums equal to at least the amount necessary to keep the policy in effect for the first three policy years. After that, subject to certain limitations, you may choose the amount and frequency of premium payments as your financial situation and needs change.

When you apply for a policy, you determine the level amount you intend to pay at fixed intervals over a specified period of time. You elect to receive a premium notice on an annual, semiannual, or quarterly basis. However, you may choose to skip or stop making premium payments, your policy continues in effect until the Cash Value, less any Outstanding Debt, can no longer cover (1) the monthly deductions from the Fund Value for your policy, and (2) any optional insurance benefits added by rider. You may pay premiums under the electronic funds transfer program. Under this program, you authorize the Company to withdraw the amount you determine from your checking account each month.

The amount, frequency and period of time over which you pay premiums may affect whether or not the policy will be classified as a modified endowment contract. You will find more information on the tax treatment of life insurance contracts, including modified endowment contracts under "Federal income tax considerations."

The payment of premiums you specified on the application will not guarantee that your policy will remain in effect. See "Grace period and lapse." If any premium payment would result in an immediate increase


5  Summary of the policy
in the net amount at risk, the Company may, (1) reject a part of the premium payment, or (2) limit the premium payment, unless you provide satisfactory evidence of insurability.


MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account whose assets are owned by the Company. See "MONY America Variable Account L."


ALLOCATION OPTIONS


You may allocate premium payments and Fund Values among the various subaccounts of MONY America Variable Account L. Each of the subaccounts uses premium payments and Fund Values to purchase shares of a designated portfolio of AXA Premier VIP Trust, Dreyfus Stock Index Fund, EQ Advisors Trust, Fidelity Variable Insurance Products (VIP), Janus Aspen Series or PIMCO Variable Insurance Trust (the "Funds").


The policy is between you and MONY Life Insurance Company of America. The policy is not an investment advisory account, and MONY Life Insurance Company of America is not providing any investment advice or managing the allocations under your policy. In the absence of a specific written arrangement to the contrary, you, as the owner of the policy, have the sole authority to make investment allocations and other decisions under the policy. Your AXA Advisors' financial professional is acting as a broker-dealer registered representative, and is not authorized to act as an investment advisor or to manage the allocations under your policy. If your financial professional is a registered representative with a broker-dealer other than AXA Advisors, you should speak with him/her regarding any different arrangements that may apply.


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts. Subject to certain limitations, you may also transfer between the subaccounts and the Guaranteed Interest Account. Transfers may be made by telephone if the proper form has been completed, signed and filed at the Company's Operations Center. See "Transfer of Fund Value." You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See "Telephone/fax/Internet transactions".



POLICY LOANS

You may borrow up to 90% of your policy's Cash Value from the Company. Your policy will be the only security required for a loan. See "Policy loans" under "Detailed information about the policy" for more information.

The amount of Outstanding Debt is subtracted from your death benefit. We also deduct such amount from any Fund Value proceeds payable at maturity. Your Outstanding Debt is repaid from the proceeds of a full surrender. See "Full surrender." Outstanding Debt may also affect the continuation of the policy. See "Grace period and lapse." The Company charges interest on policy loans. If you do not pay the interest when due, the amount due will be borrowed from the policy's Cash Value and will become part of the Outstanding Debt.


FULL SURRENDER

You can surrender the policy during the insured's lifetime and receive its Cash Value, which equals (a) Fund Value, minus (b) any surrender charge, and minus
(c) any Outstanding Debt. See "Detailed information about the policy -- Full surrender" under "Detailed information about the policy" for more information.


PARTIAL SURRENDER

You may request a partial surrender if your Cash Value after the deduction of the requested surrender amount and any fees is greater than $500. If the requested amount exceeds the amount available, we will reject your request. A partial surrender will decrease the Specified Amount. See "Detailed information about the policy -- Partial surrender" under "Detailed information about the policy" for more information.

Partial surrenders must be for at least $500. A partial surrender fee of $10 will be assessed against the remaining Fund Value. There is no surrender charge assessed on a partial surrender.


RIGHT TO RETURN POLICY PERIOD

You have the right to examine the policy when you receive it. You may return the policy to us at our Operations Center or to the agent who sold it for any reason and obtain a full refund of the premium you paid. The Right to Return Policy period runs for 10 days (or longer in certain states) after you receive the Policy.


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

1.          it has a Cash Value greater than zero;

2. you have purchased the Guaranteed Death Benefit Rider, and you have met all the requirements of that Rider; or

3. during the first three policy years if on each monthly anniversary the sum of the premiums paid minus the sum of partial surrenders (excluding related fees) and any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect. If you increase the Specified Amount during the first three policy years, you must continue paying the Minimum Monthly Premium for an additional three policy years from the date of the increase.

If the policy is about to terminate (or Lapse), we will give you notice that you must pay additional premiums. That notice will tell you what the minimum amount you must pay is if the policy is to remain in effect and the date by which we must receive that amount (this period is called the "grace period").

In addition, we calculate each month whether you have paid the premiums required to be paid by your Guaranteed Death Benefit Rider or your Guaranteed Death Benefit to Age 100 Rider. See "Guaranteed


                                                        Summary of the policy  6

Death Benefit Riders." If your policy does not meet the test on that date, a notice will be sent to you giving you 61 days from its date to make additional payments to the policy. See "Grace period and lapse."

You must understand that after the first three policy years, the policy can lapse even if the scheduled premium payments are made unless you have met the requirements of the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider.


TAX TREATMENT OF INCREASES IN FUND VALUE

The federal income tax laws generally tie the taxation of Fund Values to your receipt of those Fund Values. This policy is currently subject to the same federal income tax treatment as fixed life insurance. Certain policy loans may be taxable. You can find information on the tax treatment of the policy under "Federal Income Tax Considerations."


TAX TREATMENT OF DEATH BENEFIT

Generally, the death benefit will be fully excludable from the gross income of the beneficiary under the Internal Revenue Code. Thus the death benefit received by the beneficiary at the death of the insured will not be subject to federal income taxes when received by the beneficiary. Also a death benefit paid by this policy is currently subject to federal income tax treatment as a death benefit paid by a fixed life insurance policy. See "Federal income tax considerations."


RIDERS

Additional optional insurance benefits may be added to the policy by an addendum called a rider. A charge is deducted monthly from Fund Value for each optional benefit added to your policy. Subject to availability in your state, there are eleven riders that may be available with this policy:

o Guaranteed Death Benefit Rider

o Guaranteed Death Benefit to Age 100 Rider*

o Spouse's Yearly Renewable Term Rider/Other Insured Term Rider**

o Additional Term Life Insurance Rider*

o Children's Term Life Insurance Rider

o Accidental Death and Dismemberment Rider

o Purchase Option Rider

o Waiver of Monthly Deduction Rider

o Waiver of Specified Premiums Rider

o Term Life Term Rider**

o Maturity Extension Rider


CONTACTING THE COMPANY

All written requests, notices, and forms required by the policies, and any questions or inquiries should be directed to the Company's Operations Center at 100 Madison Street, Syracuse, New York 13202.

----------------------
*    Available only for policies applied for on or after March 1, 2001.

**   Rider is no longer available for new elections.


STATE VARIATIONS

Policies issued in your state may provide different features and benefits from those described in this Prospectus. Any state variations in the policy are covered in a special policy form for use in that state. This Prospectus provides a general description of the policies. Your actual policy and any endorsements are the controlling documents. If you would like to review a copy of the policy or any endorsements, contact the Company's Operations Center.


REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance policy as a replacement for existing coverage. Before you buy a life insurance policy, ask your agent if changing, or adding to, current insurance coverage would be advantageous. Do not base your decision to replace existing coverage solely on a comparison of policy illustrations.


ILLUSTRATIONS

Upon request, the Company will send you a hypothetical illustration of future benefits under the Policy based on both guaranteed and current cost assumptions. Contact the agent or the Operations Center (1-800-487-6669) to obtain a personalized illustration.

7  Summary of the policy

2. Who is MONY Life Insurance Company of America?

--------------------------------------------------------------------------------

MONY LIFE INSURANCE COMPANY OF AMERICA

We are MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance corporation organized in 1969. The Company is an indirect, wholly-owned subsidiary of AXA Financial, Inc., a holding company, which is itself an indirect, wholly-owned subsidiary of AXA SA ("AXA"). AXA is a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of the Company, and under its other arrangements with the Company and its parent, AXA exercises significant influence over the operations and capital structure of the Company and its parent. AXA holds its interest in the Company through a number of other intermediate holding companies, including Oudinot Participations, AXA America Holdings, Inc., AXA Equitable Financial Services, LLC and MONY Life Insurance Company, a life insurance company. The Company is obligated to pay all amounts that are promised to be paid under the policies. No company other than the Company, however, has any legal responsibility to pay amounts that the Company owes under the policies.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $888.6 billion in assets as of December 31, 2007. The Company is licensed to sell life insurance and annuities in forty-nine states (not including New
York), the District of Columbia, and Puerto Rico. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.


On July 8, 2004, AXA Financial, Inc. acquired The MONY Group Inc., which was, prior to that date, the parent company of the Company. The process of integrating the business operations of the Company with those of AXA Financial was completed in 2005.


HOW TO REACH US


To obtain (1) any forms you need for communicating with us, (2) unit values and other values under your policy, and (3) any other information or materials that we provide in connection with your policy or the Portfolios, you may communicate with our processing office as listed below for the purposes described. Please refer to "Telephone/fax/ Internet transactions" for effective dates for processing telephone, Internet and fax requests, later in this prospectus. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our fax service may not available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.




--------------------------------------------------------------------------------
 BY MAIL:
--------------------------------------------------------------------------------
For policy owner inquiries, write our Operations Center:
MONY Life Insurance Company of America
Policyholder Services
100 Madison Street
Syracuse, New York 13202


--------------------------------------------------------------------------------
 BY TOLL-FREE PHONE:
--------------------------------------------------------------------------------
Our automated voice response system is normally available seven days a week, 24 hours a day at 1-800-487-6669. Customer service representatives are available weekdays from 9AM to 5PM, Eastern Time.



--------------------------------------------------------------------------------
 BY INTERNET:
--------------------------------------------------------------------------------


You may register for online account access at www.AXA-Equitable.com. Our Website provides access to account information and customer service. After registering, you can view account details, perform certain transactions, print customer service forms and find answers to common questions.

You can also change your allocation percentages, transfer among investment options, make a payment, request a loan, and/or change your address (1) by toll-free phone and assisted service, (2) over the Internet, through AXA-Equitable.com, or (3) by writing our Operations Center. For more information about the transaction requests you can make by phone, fax or Internet, see "Telephone/fax/Internet transactions" later in this prospectus.



MONY AMERICA VARIABLE ACCOUNT L

MONY America Variable Account L is a separate investment account of the Company. Presently, only premium payments and fund values of flexible premium variable life insurance policies are permitted to be allocated to MONY America Variable Account L. The assets in MONY America Variable Account L are kept separate from the general account assets and other separate accounts of the Company.

The Company owns the assets in MONY America Variable Account L. The Company is required to keep assets in MONY America Variable Account L that equal the total market value of the policy liabilities funded by MONY America Variable Account
L. Realized or unrealized income gains or losses of MONY America Variable Account L are credited or charged against MONY America Variable Account L assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the policies are assets of MONY America Variable Account L. MONY America Variable Account L assets are not chargeable with liabilities of the Company's other businesses.


Fund Values of the policy during the Right to Return Period and Fund Values allocated to the Guaranteed Interest Account are held in the Company's general account. The Company's general account assets are subject to the liabilities from the businesses the Company conducts. In addition, the Company may transfer to its general account any assets that exceed anticipated obligations of MONY America Variable Account L. We may withdraw amounts from MONY America Variable Account L that represent our investments in MONY America Variable Account L or that represent fees and charges under the policies that we have earned. All obligations of the Company under the policy are general corporate obligations of the Company. The Com-



                               Who is MONY Life Insurance Company of America?  8
pany may accumulate in MONY America Variable Account L proceeds from various policy charges and investment results applicable to those assets.

MONY America Variable Account L was authorized by the Board of Directors of the Company and established under Arizona law on February 19, 1985. MONY America Variable Account L is registered with the SEC as a unit investment trust. The SEC does not supervise the administration or investment practices or policies of MONY America Variable Account L.


9  Who is MONY Life Insurance Company of America?

3. The Funds

--------------------------------------------------------------------------------

Although the investment objectives and policies of certain Funds or their portfolios are similar to the investment objectives and policies of other Funds or portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other Fund or portfolio, even where the investment adviser or manager is the same. Differences in portfolio size, actual investments held, expenses, and other factors all contribute to differences in performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds or portfolios available through the policy may have names similar to Funds or portfolios not available through the policy. The performance of any Fund or portfolio not available through the policy is not indicative of performance of the similarly named Fund or portfolio available through the Policy.


The AXA Allocation Portfolios offer policy owners a convenient opportunity to invest in other portfolios that are managed and have been selected for inclusion in the AXA Allocation Portfolios by AXA Equitable. AXA Advisors, LLC, an affiliated broker-dealer of AXA Equitable, may promote the benefits of such portfolios to policy owners and/or suggest, incidental to the sale of this contract, that policy owners consider whether allocating some or all of their account value to such portfolios is consistent with their desired investment objectives. In doing so, AXA Equitable, and/or its affiliates, may be subject to conflicts of interest insofar as AXA Equitable may derive greater revenues from the AXA Allocation Portfolios than certain other portfolios available to you under your policy. In addition, due to the relative diversification of the underlying portfolios covering various asset classes and categories, the AXA Allocation Portfolios may enable AXA Equitable to more efficiently manage AXA Equitable's financial risks associated with certain guaranteed features. Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.

The following table lists the portfolios that correspond to the subaccounts of MONY America Variable Account L that are currently available to you under the policy, their objective, and the names of the portfolio investment adviser and sub-advisers, as applicable. Before you choose a subaccount to which to allocate your net premium payments and to transfer Fund Value, carefully read the prospectus for each Fund, along with this prospectus. Please call your agent or our Operations Center to obtain Fund prospectuses. There is no assurance that any of the portfolios will meet objectives. We do not guarantee any minimum value for amounts allocated to MONY America Variable Account L. You bear the investment risk of investing in the portfolios. Also, please note that AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. For some portfolios, AXA Equitable has entered into sub-advisory agreements with investment advisers (the "sub-advisers") to carry out the day-to-day investment decisions for the portfolios. As such, AXA Equitable oversees the activities of the sub-advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those sub-advisers.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Investment Manager (or Sub-Adviser(s),
 Portfolio Name               Objective                                                 as applicable)
------------------------------------------------------------------------------------------------------------------------------------
 AXA PREMIER VIP TRUST --
 CLASS B SHARES
------------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                      o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a         o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.   o AXA Equitable
------------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,   o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
------------------------------------------------------------------------------------------------------------------------------------
MULTIMANAGER SMALL CAP        Long-term growth of capital.                               o Eagle Asset Management, Inc.
 GROWTH                                                                                  o Wells Capital Management Inc.
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
------------------------------------------------------------------------------------------------------------------------------------
EQ/BOND INDEX                 Seeks to achieve a total return before expenses that       o Standish Mellon Asset Management
                              approximates the total return performance of the Lehman      Company, LLC
                              Brothers U.S. Aggregate Bond Index ("Index"), including
                              reinvestment of coupon payments, at a risk level consis-
                              tent with that of the Index.
------------------------------------------------------------------------------------------------------------------------------------


                                                                    The Funds 10

--------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
--------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            Seeks to achieve long-term capital appreciation.
 RESPONSIBLE
--------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            Seeks to achieve long-term growth of capital.
 RESEARCH
--------------------------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       Seeks to maximize income and capital appreciation
                               through investment in the highest credit quality debt
                               obligations.
--------------------------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          Seeks to provide a high total return consistent with mod-
                               erate risk to capital and maintenance of liquidity.
--------------------------------------------------------------------------------------------
EQ/LONG TERM BOND              Seeks to maximize income and capital appreciation
                               through investment in long-maturity debt obligations.
--------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      Seeks to achieve capital appreciation and growth of
 INCOME                        income without excessive fluctuation in market value.
--------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/MONEY MARKET                Seeks to obtain a high level of current income, preserve
                               its assets and maintain liquidity.
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          Seeks to achieve capital growth.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE      Seeks to provide above average current income and long-
                               term capital appreciation.
--------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB SHARES
--------------------------------------------------------------------------------------------
ALL ASSET ALLOCATION           Seeks long-term capital appreciation and current income.
--------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      Seeks to achieve a combination of growth and income to
 INCOME                        achieve an above-average and consistent total return.
--------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         Seeks to maximize current income.
 YIELD BOND
--------------------------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         Seeks to maximize capital appreciation.
 VALUE
--------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        Seeks to achieve capital appreciation.
--------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS               Seeks to achieve long-term growth of capital.
--------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           Seeks to achieve capital appreciation.
 GROWTH
--------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           Seeks to achieve maximum real return consistent with
                               preservation of real capital and prudent investment man-
                               agement
--------------------------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        Seeks to achieve long-term capital appreciation and sec-
 STOCK                         ondarily, income.
--------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       Seeks to achieve total return through capital appreciation with income as a secondary consideration.
--------------------------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC. -- INITIAL SHARES
--------------------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,      Seeks to match the total return of the Standard & Poor's
 INC.                          500 Composite Stock Price Index.
--------------------------------------------------------------------------------------------



----------------------------------------------------------------------------
                               Investment Manager (or Sub-Adviser(s),
 Portfolio Name                as applicable)
----------------------------------------------------------------------------
 EQ ADVISORS TRUST --
 CLASS IA SHARES
----------------------------------------------------------------------------
EQ/CALVERT SOCIALLY            o Calvert Asset Management Company, Inc.
 RESPONSIBLE                   o Bridgeway Capital Management, Inc.
----------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN            o Capital Guardian Trust Company
 RESEARCH
----------------------------------------------------------------------------
EQ/GOVERNMENT SECURITIES       o BlackRock Financial Management, Inc.


----------------------------------------------------------------------------
EQ/JPMORGAN CORE BOND          o JPMorgan Investment Management Inc.

----------------------------------------------------------------------------
EQ/LONG TERM BOND              o BlackRock Financial Management, Inc.

----------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND      o Lord, Abbett & Co. LLC
 INCOME
----------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE   o Lord, Abbett & Co. LLC
----------------------------------------------------------------------------
EQ/MONEY MARKET                o The Dreyfus Corporation

----------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP          o Morgan Stanley Investment Management Inc.
 GROWTH
----------------------------------------------------------------------------
EQ/VAN KAMPEN REAL ESTATE      o Morgan Stanley Investment Management Inc.

----------------------------------------------------------------------------
 EQ ADVISORS TRUST -- CLASS IB
----------------------------------------------------------------------------
ALL ASSET ALLOCATION           o AXA Equitable
----------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY      o Boston Advisors, LLC
 INCOME
----------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH         o Caywood-Scholl Capital Management
 YIELD BOND
----------------------------------------------------------------------------
EQ/GAMCO SMALL COMPANY         o GAMCO Asset Management Inc.
 VALUE
----------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH        o MFS Investment Management
----------------------------------------------------------------------------
EQ/MARSICO FOCUS               o Marsico Capital Management, LLC
----------------------------------------------------------------------------
EQ/MONTAG & CALDWELL           o Montag & Caldwell, Inc.
 GROWTH
----------------------------------------------------------------------------
EQ/PIMCO REAL RETURN           o Pacific Investment Management Company,
                                 LLC

----------------------------------------------------------------------------
EQ/T. ROWE PRICE GROWTH        o T. Rowe Price Associates, Inc.
 STOCK
----------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME       o UBS Global Asset Management
                                 (Americas) Inc.
----------------------------------------------------------------------------
 DREYFUS STOCK INDEX FUND,
 INC. -- INITIAL SHARES
----------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND,      o The Dreyfus Corporation (the index manager
 INC.                            is Mellon Capital Management Corporation)
----------------------------------------------------------------------------


11 The Funds

--------------------------------------------------------------------------------------------
 Portfolio Name                 Objective
--------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE
 CLASS SHARES
--------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO         Seeks long-term capital appreciation.
 JANUS ASPEN SERIES --
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
BALANCED PORTFOLIO              Seeks long-term capital growth, consistent with preserva-
                                tion of capital and balanced by current income.
--------------------------------------------------------------------------------------------
FORTY PORTFOLIO                 Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO        Seeks long-term growth of capital.
--------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO      Seeks long-term growth of capital in a manner consistent
                                with the preservation of capital.
--------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS SHARES
--------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO           Seeks to maximize total return, consistent with preserva-
 (UNHEDGED)                     tion of capital and prudent investment management.
--------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------
                                Investment Manager (or Sub-Adviser(s),
 Portfolio Name                 as applicable)
--------------------------------------------------------------------------------------------
 FIDELITY VARIABLE INSURANCE
 PRODUCTS (VIP) -- SERVICE
 CLASS SHARES
--------------------------------------------------------------------------------------------
CONTRAFUND(R) PORTFOLIO         o Fidelity Management & Research Company
                                  (subadvised by FMR Co., Inc., Fidelity Man-
                                  agement & Research (U.K.) Inc., Fidelity
                                  Management & Research (Far East) Inc., and
                                  Fidelity Investments Japan Limited)
--------------------------------------------------------------------------------------------
 JANUS ASPEN SERIES --
 INSTITUTIONAL SHARES
--------------------------------------------------------------------------------------------
BALANCED PORTFOLIO              o Janus Capital Management LLC
--------------------------------------------------------------------------------------------
FORTY PORTFOLIO                 o Janus Capital Management LLC
--------------------------------------------------------------------------------------------
MID CAP GROWTH PORTFOLIO        o Janus Capital Management LLC
--------------------------------------------------------------------------------------------
WORLDWIDE GROWTH PORTFOLIO      o Janus Capital Management LLC
--------------------------------------------------------------------------------------------
 PIMCO VARIABLE INSURANCE
 TRUST -- ADMINISTRATIVE
 CLASS SHARES
--------------------------------------------------------------------------------------------
GLOBAL BOND PORTFOLIO           o Pacific Investment Management Company,
 (UNHEDGED)                       LLC
--------------------------------------------------------------------------------------------


You should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. Share classes, where applicable, are defined in the corresponding Fund prospectus. The prospectuses for the Fund contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Fund prospectuses that do not accompany this Prospectus, you may call one of our customer service representatives at 1-800-487-6669.


                                                                    The Funds 12

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT L

The Company purchases shares of each portfolio for the corresponding sub-account at net asset value, i.e. without a sales load. Generally, all dividends and capital gains distributions received from a portfolio are automatically reinvested in the portfolio at net asset value. The Company, on behalf of MONY America Variable Account L, may elect not to reinvest dividends and capital gains distributions. The Company redeems Fund shares at net asset value to make payments under the Policies.

Fund shares are offered only to insurance company separate accounts. The insurance companies may or may not be affiliated with the Company or with each other. This is called "shared funding." Shares may also be sold to separate accounts to serve as the underlying investments for variable life insurance policies, variable annuity policies and qualified plans. This is called "mixed funding." Currently, the Company does not foresee any disadvantages to policy owners due to mixed or shared funding. However, differences in tax treatment or other considerations may at some time create conflict of interests between owners of various contracts. The Company and the Boards of Directors of the Funds, and any other insurance companies that participate in the Funds are required to monitor events to identify material conflicts. If there is a conflict because of mixed or shared funding, the Company might be required to withdraw the investment of one or more of its separate accounts from the Funds. This might force the Funds to sell securities at disadvantageous prices.

The investment objectives of each of the portfolios is substantially similar to the investment objectives of the subaccount which purchases shares of that portfolio. No portfolio can assure you that its objective will be achieved. You will find more detailed information in the prospectus of each Fund that you received with this prospectus. The Funds' prospectuses include information on the risks of each portfolio's investments and investment techniques.


13  The Funds

4. Detailed information about the policy

--------------------------------------------------------------------------------

The Fund Value in MONY America Variable Account L and the Guaranteed Interest Account provide many of the benefits of your policy. The information in this section describes the benefits, features, charges, and other major provisions of the policies and the extent to which those benefits depend upon the Fund Value.


APPLICATION FOR A POLICY

The policy design meets the needs of individuals as well as for corporations who provide coverage and benefits for key employees. A purchaser must complete an application and personally deliver it to a licensed agent of the Company, who is also a registered representative of AXA Advisors, LLC ("AXA Advisors"). The licensed agent submits the application to the Company. The policy may also be sold through other broker-dealers authorized under the law. (See "More about the policy -- Distribution of the policies") A policy can be issued on the life of an insured for ages up to and including 85 with evidence of insurability that satisfies the Company. If a qualified plan will own the policy, the insured cannot be more than 70 years old. The age of the insured is the age on his or her last birthday prior to the date of the policy. The Company accepts the application subject to its underwriting rules, and may request additional information or reject an application.

The minimum Specified Amount you may apply for is $50,000. However, the Company reserves the right to revise its rules at any time to require a different minimum Specified Amount at issue for subsequently issued policies.

Each policy is issued with a policy date. The policy date is used to determine the policy months and years, and policy monthly, quarterly, semi-annual and annual anniversaries. The policy date is stated on page 1 of the policy. The policy date will normally be the later of (1) the date that delivery of the policy is authorized by the Company ("Policy Release Date"), or (2) the policy date requested in the application. No premiums may be paid with the application except under the temporary insurance procedures defined below.


TEMPORARY INSURANCE COVERAGE

If you want insurance coverage before the Policy Release Date, and are more than 15 days old and not more than 70 years old, you may be eligible for a temporary insurance agreement. You must complete an application for the policy and give it to the Company's licensed agent. The application contains a number of questions about your health. Your eligibility for temporary coverage will depend upon your answers to those questions. In addition, you must complete and sign the Temporary Insurance Agreement Form. You must also submit payment for at least one Minimum Monthly Premium for the policy as applied for. Your coverage under the Temporary Insurance Agreement starts on the date you sign the form and pay the premium amount, or if later, the requested policy date. (See "Premiums -- Premium Flexibility.")

Coverage under the Temporary Insurance Agreement ends (except for policies issued in Kansas) on the earliest of:

1.  the Policy Release Date, if the policy is issued as applied for;


2. the 15th day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

3. no later than 90 days from the date the Temporary Insurance Agreement is signed;

4. the 45th day after the form is signed if you have not finished the last required medical exam;

5. 5 days after the Company sends notice to you that it declines to issue any policy; and

6.  the date you tell the Company that the policy will be refused.

For policies issued in Kansas, coverage under the Temporary Insurance Agreement ends on the earliest of:

1.  the Policy Release Date, if the policy is issued as applied for;


2. the 15(th) day after the Policy Release Date or the date the policy takes effect, if the policy is issued other than as applied for;

3.  the date you tell the Company that the policy will be refused; and

4. the day written notice of the declination and refund of premium is provided to the applicant.

If the insured dies during the period of temporary coverage, the death benefit will be:

1. the insurance coverage applied for (including any optional riders) up to $500,000, less

2. the deductions from premium and the monthly deduction due prior to the date of death.

Premiums paid for temporary insurance coverage are held in the Company's general account until the Policy Release Date. Except as provided below, interest is credited on the premiums (less any deductions from premiums) held in the Company's general account. The interest rate will be set by the Company, but will not be less than 4.5% per year. If the policy is issued and accepted, these amounts will be applied to the policy. These premiums will be returned to you (without interest) within 5 days after the earliest of

1. the date you tell the Company that the policy will be refused. Your refusal must be (a) at or before the Policy Release Date, or (b) (if the policy is authorized for delivery other than as applied for), on or before the 15th day after the Policy Release Date, or

2. the date on which coverage under the Temporary Insurance Agreement ends other than because the applicant has died or the policy applied for is issued or refused, or

3.  the date the Company sends notice to you declining to issue any policy.

INITIAL PREMIUM PAYMENT

Once your application is approved and you are issued a policy, the balance of the first scheduled premium payment is payable. The


                                       Detailed information about the policy  14
scheduled premium payments specified in your policy must be paid in full when your policy is delivered. Your policy if issued exactly as applied for is effective on (1) the date we authorize its delivery, or (2) any later policy date requested in the application. If your policy is issued other than as applied for, the policy will take effect on the date it is delivered, as long as delivery and payment of any required costs are made while the insured is living. Any premium balance remitted by you earns interest until the Right to Return Policy Period has ended. The policy premium credited with interest equals amounts in the general account under the Temporary Insurance Agreement, plus interest credited minus deductions from premiums. The monthly deduction due prior to or on the Policy Release Date will be made. If you request a policy date which is later than the Policy Release Date, your premium will be held in the general account until the policy date. Premium held in the Company's general account earns an interest rate set by the Company, but will not be less than 4.5% per year. When the Right to Return Policy Period ends, the premium, plus any interest credited by the Company, is allocated to the subaccounts of MONY America Variable Account L or the Guaranteed Interest Account pursuant to your instructions. (See "Right to examine a policy -- Right to Return Policy Period.")


POLICY DATE

The Company may approve the backdating of a policy. The policy may be backdated for not more than 6 months (a shorter period is required in certain states) prior to the date of the application. Backdating can be to your advantage if it lowers the insured's issue age and results in lower cost of insurance rates. If the policy is backdated, the initial scheduled premium payment will include sufficient premium to cover the extra charges for the backdating period. Extra charges equal the monthly deductions for the period that the policy date is backdated.


RISK CLASSIFICATION

Insureds are assigned to underwriting (risk) classes. Risk classes are used in calculating the cost of insurance and certain rider charges. In assigning insureds to underwriting classes, the Company will normally use the medical or paramedical underwriting method. This method may require a medical examination of the proposed insured. The Company may use other forms of underwriting when it is considered appropriate.


You may generally ask us to review the tobacco habits of an insured person of attained age 18 or over in order to change the charge from tobacco user rates to non-tobacco user rates. The change, if approved, may result in lower future cost of insurance rates beginning on the effective date of the change to non-tobacco user rates.

The change will be based upon our general underwriting rules in effect at the time of application, and may include criteria other than tobacco use status as well as a definition of tobacco use different from that applicable at the time this policy was issued.

Similarly, after the first policy year, you may generally request us to review the insured person's risk class to see if they qualify for a reduction in future cost of insurance rates. Any such change will be based upon our general underwriting rules in effect at the time of application, and may include various criteria.

For more information concerning possible limitations on any ratings changes, please see "Future (2009 or later) increases in benefits or coverage, addition of riders, or certain other policy changes" in "Tax treatments of policy benefits" in "Other information" later in this prospectus.

The change in rates, if approved, will take effect at the beginning of the policy month that coincides with or next follows the date we approve your request. This change may have adverse tax consequences.



RIGHT TO EXAMINE A POLICY -- RIGHT TO RETURN POLICY PERIOD

The Right to Return Policy Period runs for 10 days after you receive the policy. During this period, you may cancel the policy and receive a refund of the full amount of the premium paid. Your premiums will be allocated to our general account until the Right to Return Policy Period ends.


PREMIUMS

The policy is a flexible premium policy. The policy provides considerable flexibility, subject to the limitations described below, to pay premiums at your discretion.

PREMIUM FLEXIBILITY

The Company requires you to pay an amount equal to at least the Minimum Monthly Premium to put the policy in effect. If you want to pay premiums less often than monthly, the premium required to put the policy in effect is equal to the Minimum Monthly Premium multiplied by 12 divided by the frequency of the scheduled premium payments. This Minimum Monthly Premium will be based upon

1.  the policy's Specified Amount,

2.  any riders added to the policy, and

3. the insured's (a) age, (b) smoking status, (c) gender (unless unisex cost of insurance rates apply, see "Deductions from Fund Value -- Cost of Insurance"), and (d) underwriting class.

The Minimum Monthly Premium will be shown in the policy. Thereafter, subject to the limitations described below, you may choose the amount and frequency of premium payments to reflect your varying financial conditions.

The policy is guaranteed not to lapse during the first three policy years if on each monthly anniversary the conditions previously described in "Summary of the policy" are met. See also "Grace period and lapse."

SCHEDULED PREMIUM PAYMENTS

When you apply for a policy, you determine a scheduled premium payment. This scheduled premium payment provides for the payment of level premiums at fixed intervals over a specified period of time. You will receive a premium reminder notice for the scheduled premium payment amount on an annual, semiannual or quarterly basis, at your option. The minimum scheduled premium payment equals the Minimum Monthly Premium multiplied by 12 divided by the scheduled premium payment frequency. Although reminder notices will be sent, you may not be required to pay scheduled premium payments.


15  Detailed information about the policy

You must specify the subaccounts and/or Guaranteed Interest Account and the percentage of scheduled premium payments to be allocated to those subaccounts and/or Guaranteed Interest Account. If we do not receive a valid set of allocation instructions from you, scheduled premiums will be allocated to the Money Market Subaccount.

You may elect to make monthly premium payments by electronic funds transfer. Based on your policy date, up to two Minimum Monthly Premiums may be required to be paid in cash before premiums may be paid by electronic funds transfer to the Company. Paying premiums by electronic funds transfer requires you to authorize the Company to withdraw premiums from your checking account each month.

Payment of the scheduled premium payments will not guarantee that your policy will remain in effect. (See "Grace period and lapse.")


CHOICE OF DEFINITION OF LIFE INSURANCE

For policies issued on or after March 1, 2001, we offer two death benefit qualification tests, which we use to calculate the minimum death benefit. You must choose one of these tests on your application. Once you choose a test, you cannot change it.

In general, you should choose the Cash Value Accumulation Test if you do not want to limit the amount of premiums you can pay into your policy. If you want to pay a premium that increases the net amount at risk, however, you need to provide us with satisfactory evidence of insurability before we can increase the death benefit.

The minimum death benefit will generally be smaller under the Guideline Premium/Cash Value Corridor Test than under the Cash Value Accumulation Test resulting in a greater long-term Fund Value. The Guideline Premium/Cash Value Corridor Test can result in lower cost of insurance deductions in later years because the net amount at risk is lower.


CASH VALUE ACCUMULATION TEST

If you choose the Cash Value Accumulation Test, your policy's minimum death benefit is the minimum death benefit for your policy to qualify as life insurance under Section 7702 of the Internal Revenue Code.

This test determines what the death benefit should be in relation to your policy's Fund Value. In general, as your policy's Fund Value increases, the death benefit must also increase to ensure that your policy qualifies as life insurance under the tax code.

Under the test, a policy's death benefit must be large enough to ensure that its cash surrender value is never larger than the net single premium that's needed to fund future benefits under the policy. The net single premium under your policy varies according to the age, sex and risk class of the person insured by your policy. It's calculated using the guaranteed mortality charges and an interest rate that is the greater of 4% or the rate guaranteed in your policy at the time of issue. If the Cash Value Accumulation Test is selected, a table of death benefit percentages representing the net single premium will be in your policy.

The Cash Value Accumulation is Test available for policies issued on or after March 1, 2001.

GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

If you choose the Guideline Premium/Cash Value Corridor Test, we calculate the minimum death benefit for your policy to qualify as life insurance (under
Section 7702 of the Internal Revenue Code) by multiplying your policy's Fund Value by a death benefit percentage.

You'll find a table of death benefit percentages in Appendix A and in your policy. The death benefit percentage is based on the age of the person insured by the policy. It is 250% when the insured is age 40 or younger, and reduces as the person gets older.

Under this test, the total premiums you pay less withdrawals cannot exceed your policy's guideline premium limit.

MODIFIED ENDOWMENT CONTRACTS

The amount, frequency and period of time over which you pay premiums may affect whether your policy will be classified as a modified endowment contract. A modified endowment contract is a type of life insurance policy subject to different tax treatment than that given to a conventional life insurance policy. The difference in tax treatment occurs when you take certain pre-death distributions from your policy. See "Federal income tax considerations -- Modified Endowment Contracts."

UNSCHEDULED PREMIUM PAYMENTS

Generally, you may make premium payments at any time by sending them through U.S. mail to our Operations Center and in any amount. However, if the premium payment you wish to make exceeds the Scheduled Premium payments for the policy, the Company may reject or limit any unscheduled premium payment that would result in an immediate increase in the death benefit payable. An immediate increase would occur if the policy's death benefit exceeds the Specified Amount for the policy. The policy's death benefit would exceed the Specified Amount of the policy if your Fund Value multiplied by the death benefit percentage determined in accordance with the federal income tax law definition of life insurance exceeds the Specified Amount. See "Death benefits under the policy" and "Federal income tax considerations -- definition of life insurance." However, such a premium may be accepted if you provide us with satisfactory evidence of insurability. If satisfactory evidence of insurability is not received, the payment or a part of it may be returned. In addition, all or a part of a premium payment will be rejected and returned to you if it would exceed the maximum premium limitations prescribed by the federal income tax law definition of life insurance.

Payments you send to us will be treated as premium payments, and not as repayment of Outstanding Debt, unless you request otherwise. If you request that the payment be treated as a repayment of Outstanding Debt, any part of a payment that exceeds the amount of Outstanding Debt will be treated as a premium payment. Applicable taxes and sales charges are only deducted from any payment that constitutes a premium payment.

PREMIUM PAYMENTS AFFECT THE CONTINUATION OF THE POLICY

If you skip or stop paying premiums, the policy will continue in effect until the Cash Value can no longer cover (1) the monthly deductions from the Fund Value for the policy, and (2) the charges for any optional insurance benefits added by rider. See "Grace period and lapse."


                                       Detailed information about the policy  16

Your policy is guaranteed to remain in effect as long as

1.  the Cash Value is greater than zero, or

2. you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider and you have met all the requirements of the applicable rider; or

3. during the first three policy years, the Minimum Monthly Premium requirements are satisfied, and if you increase the Specified Amount during the first three policy years the increased Minimum Monthly Premium requirements are satisfied for the remainder of the first three policy years. If you elect the Guaranteed Death Benefit to Age 100 Rider, this provision does not apply.


ALLOCATION OF NET PREMIUMS

Net premiums may be allocated to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a net premium. Allocation percentages must total 100%.


You may change the allocation of net premiums at any time by submitting a proper written request to the Company's administrative office at 100 Madison Street, Syracuse, NY 13202. In addition, you may make changes in net premium allocation instructions by telephone if a properly completed and signed telephone transfer authorization form has been received by us at our Operations Center at 100 Madison Street, Syracuse, New York, 13202. The Company may stop making available the ability to give net premium allocation instructions by telephone at any time, but it will give you notice before doing so if we have received your telephone transfer authorization form. See "Telephone/fax/ Internet transactions." Whether you give us instructions in writing or by telephone, the revised allocation percentages will be effective on the Valuation Day we receive your instructions.


Unscheduled premium payments may be allocated either by percentage or by dollar amount. If the allocation is expressed in dollar amounts, the 5% limit on allocation percentages does not apply.


You may also elect to change allocation instructions for future premiums via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See "Telephone/fax/Internet transactions".



DEATH BENEFITS UNDER THE POLICY

When your policy is issued, the initial amount of insurance ("Specified Amount") is shown on the specification page of your policy. The minimum Specified Amount is $50,000.

As long as the policy is in effect, the Company will, upon proof of death of an insured, pay death benefit proceeds to a named beneficiary. Death benefit proceeds will consist of

1.  the policy's death benefit, plus

2.  any insurance proceeds provided by rider, less

3. any Outstanding Debt (and, if in the Grace Period, less any over due charges).


You may select one of two death benefit Options: Option 1 or Option 2. Generally, you designate the death benefit option in your application. Subject to certain restrictions, you can change the death benefit option selected. As long as your policy is in effect, the death benefit under either option will never be less than the Specified Amount of your policy.

Option 1 -- The death benefit equals the greater of (a) the Specified Amount plus Additional Term Life Insurance, if any, or (b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. A table showing the death benefit percentages is in your policy. If you seek to have favorable investment performance reflected in increasing Fund Value, and not in increasing insurance coverage, you should choose Option 1.

Option 2 -- The death benefit equals the greater of (a) the Specified Amount of the policy plus Additional Term Life Insurance, if any, plus the Fund Value, or
(b) the Fund Value on the date of death multiplied by the death benefit percentage.

The death benefit percentage varies according to the definition of life insurance chosen. If the Guideline Premium/Cash Value Corridor Test is chosen, the death benefit percentages vary according to attained age. If the Cash Value Accumulation Test is chosen, the death benefit percentages vary according to attained age, gender and smoking status. The death benefit percentage is the same as that used for Option 1 and is in your policy. The death benefit in Option 2 will always vary as Fund Value varies. If you seek to have favorable investment performance reflected in increased insurance coverage, you should choose Option 2.


EXAMPLES OF OPTIONS 1 AND 2

The following examples demonstrate the determination of death benefits under Options 1 and 2. The examples show four policies with the same Specified Amount, but Fund Values and the Additional Term Life Insurance vary as shown. It is assumed that the insured is a male age 35, standard class, non-smoker at issue. It is also assumed that the insured is age 65 at the time of death and that there is no Outstanding Debt. The date of death is also assumed to be on a monthly anniversary day.

                                  Cash Value
                              Accumulation Test+
--------------------------------------------------------------------------------
                               Policy 1      Policy 2     Policy 3     Policy 4
--------------------------------------------------------------------------------
 Specified Amount              $ 100,000    $ 100,000    $ 100,000    $ 100,000
--------------------------------------------------------------------------------
 Additional Term Life Insur-   $       0     $      0     $      0     $ 75,000
 ance Rider
--------------------------------------------------------------------------------
 Fund Value on Date of         $  35,000     $ 60,000     $ 85,000     $ 60,000
 Death
--------------------------------------------------------------------------------
 Death Benefit Percentage          178.4%       178.4%       178.4%       178.4%
--------------------------------------------------------------------------------

----------------------
+ The Cash Value Accumulation Test is available for policies issued on or after March 1, 2001.


17  Detailed information about the policy

--------------------------------------------------------------------------------
 Death Benefit under           $ 100,000    $ 107,040    $ 151,640    $ 175,000
 Option 1
--------------------------------------------------------------------------------
 Death Benefit under           $ 135,000    $ 160,000    $ 185,000    $ 235,000
 Option 2
--------------------------------------------------------------------------------

OPTION 1, POLICY 1: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440).

OPTION 1, POLICY 2 AND 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($60,000 x 178.4% = $107,040 for Policy 2; $85,000 x 178.4% = $151,640 for Policy 3) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 178.4% = $62,440 for Policy 1; $60,000 x 178.4% =
$107,040 for Policy 2; and $85,000 x 178.4% = $151,640 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 178.4% = $107,040).

                  Guideline Premium/Cash Value Corridor Test
                         Cash Value Accumulation Test
--------------------------------------------------------------------------------
                                 Policy 1     Policy 2     Policy 3     Policy 4
--------------------------------------------------------------------------------
 Specified Amount              $ 100,000    $ 100,000    $ 100,000    $ 100,000
--------------------------------------------------------------------------------
 Additional Term Life Insur-   $       0    $       0    $       0    $  75,000
 ance Rider
--------------------------------------------------------------------------------
 Fund Value on Date of         $  35,000    $  60,000    $  85,000    $  60,000
 Death
--------------------------------------------------------------------------------
 Death Benefit Percentage            120%         120%         120%         120%
--------------------------------------------------------------------------------
 Death Benefit under           $ 100,000    $ 100,000    $ 102,000    $ 175,000
 Option 1
--------------------------------------------------------------------------------
 Death Benefit under           $ 135,000    $ 160,000    $ 185,000    $ 235,000
 Option 2
--------------------------------------------------------------------------------

OPTION 1, POLICY 1 AND 2: The death benefit equals $100,000 since the death benefit is the greater of the Specified Amount ($100,000) or the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1 and $60,000 x 120% = $72,000 for Policy 2).

OPTION 1, POLICY 3: The death benefit is equal to the Fund Value multiplied by the death benefit percentage since ($85,000 x 120% = $102,000) is greater than the Specified Amount ($100,000).

OPTION 1, POLICY 4: The Death Benefit equals $175,000 (the sum of the Specified Amount plus the Additional Term Life Insurance), since the death benefit is the greater of the Specified Amount plus the Additional Term Life Insurance ($100,000 + $75,000 = $175,000) or the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

OPTION 2, POLICY 1, 2, AND 3: The death benefit equals the Specified Amount plus the Fund Value ($100,000 + $35,000 = $135,000 for Policy 1; $100,000 +
$60,000 = $160,000 for Policy 2; and $100,000 + $85,000 = $185,000 for Policy
3) since it is greater than the Fund Value multiplied by the death benefit percentage ($35,000 x 120% = $42,000 for Policy 1; $60,000 x 120% = $72,000 for
Policy 2; and $85,000 x 120% = $102,000 for Policy 3).

OPTION 2, POLICY 4: The death benefit equals the Specified Amount plus the Additional Term Life Insurance plus the Fund Value ($100,000 + $75,000 + $60,000 = $235,000) since it is greater than the Fund Value multiplied by the death benefit percentage ($60,000 x 120% = $72,000).

The Company pays death benefit proceeds to a beneficiary in a lump sum or under a payment plan offered under the policy. The policy should be consulted for details.

CHANGES IN DEATH BENEFIT OPTION

You may request that the death benefit option under your policy be changed from Option 1 to Option 2, or Option 2 to Option 1. You may make a change by sending a written request to the Company's administrative office. A change from Option 2 to Option 1 is made without providing evidence of insurability. A change from Option 1 to Option 2 will require that you provide satisfactory evidence of insurability. The effective date of a change requested between monthly anniversaries will be the next monthly anniversary day after the change is accepted by the Company.

If you change from Option 1 to Option 2 your policy's Specified Amount is reduced by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 2 at the amount that would have been payable under Option 1 immediately prior to the change. The total death benefit will not change immediately. The change to Option 2 will affect the determination of the death benefit from that point on. As of the date of the change, the Fund Value will be added to the new specified Amount. The death benefit will then vary with the Fund Value. This change will not be permitted if it would result in a new Specified Amount of less than $100,000.

If you change from Option 2 to Option 1, the Specified Amount of the policy will be increased by the amount of the policy's Fund Value at the date of the change. This maintains the death benefit payable under Option 1 at the amount that would have been payable under Option 2 immediately prior to the change. The total death benefit will not change immediately. The change to Option 1 will affect the determination of the death benefit from that point on. The death benefit will equal the Specified Amount (or if higher, the Fund Value multiplied by the death benefit percentage). The change to Option 1 will generally reduce the death benefit payable in the future.

A change in the death benefit option may affect the monthly cost of insurance charge since this charge varies with the net amount at risk. Generally, the net amount at risk is the amount by which the death benefit exceeds Fund Value. See "Deductions from Fund Value -- Cost of Insurance." If the policy's death benefit is not based on the death benefit percentage under Option 1 or 2, changing from Option 2 to Option 1 will generally decrease the net amount at risk. Therefore, this


                                       Detailed information about the policy  18
change may decrease the cost of insurance charges. Changing from Option 1 to Option 2 will generally result in a net amount at risk that remains level. However, such a change will result in an increase in the cost of insurance charges over time. This results because the cost of insurance rates increase with the insured's age. Changing the Death Benefit Option may have tax consequences.


CHANGES IN SPECIFIED AMOUNT

You may request an increase or decrease in the Specified Amount under your policy subject to Company approval. A change in the Specified Amount may be made at any time after the policy is issued. Increases in Specified Amount are not permitted on or after the insured's age 85 (age 70 for individual qualified plans, i.e. plans qualified under 401(a), including 401(k) plans, and 403(a) of the Internal Revenue Code). Increases are also not permitted if monthly deductions are being waived under the Waiver of Monthly Deduction Rider or premiums are being waived under the Waiver of Specified Premiums Rider. Increasing the Specified Amount will generally increase the policy's death benefit. Decreasing the Specified Amount will generally decrease the policy's death benefit. The amount of change in the death benefit depends on (1) the death benefit option chosen, and (2) whether the death benefit under the policy is being computed using the death benefit percentage at the time of the change. Changing the Specified Amount could affect the subsequent level of policy values. For example, an increase in Specified Amount may increase the net amount at risk, which will increase your cost of insurance charges over time. Conversely, a decrease in Specified Amount may decrease the net amount at risk, which may decrease your cost of insurance over time.

To increase or decrease the Specified Amount, send a written application to the Company's administrative office. It will become effective on the monthly anniversary day on or next following the Company's acceptance of your request. If you are not the insured, the Company may also require the consent of the insured before accepting a request. See "Other information -- Federal income tax considerations" for certain possible tax consequences and limitations.

INCREASES

An increase of Specified Amount requires that additional, satisfactory evidence of insurability be provided to the Company.


When you request an increase in Specified Amount, a new "coverage segment" is created for which cost of insurance and other charges are computed separately. See "Charges and Deductions." In addition, the surrender charge associated with your policy will increase. The surrender charge for the increase is computed in a similar way as for the original Specified Amount. The Minimum Monthly Premium and the required premiums under the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, if applicable, will also be adjusted. The adjustment will be done prospectively to reflect the increase. If the Specified Amount is increased when a premium payment is received, the increase will be processed before the premium payment is processed.


If an increase creates a new coverage segment of Specified Amount, Fund Value after the increase will be allocated, (1) first to the original coverage segment, and (2) second to each coverage segment in order of the increases.

DECREASES

Any decrease in Specified Amount (whether requested by you or resulting from a partial surrender or a death benefit option change) will be applied

1. to reduce the coverage segments of Specified Amount associated with the most recent increases, then

2.  to the next most recent increases successively, and last

3.  to the original Specified Amount.

A decrease will not be permitted if the Specified Amount would fall below $100,000. Any decrease in the Term Life Term Insurance Rider will be applied to reduce the coverage segments of the Rider in the order of the most recent increases successively and finally to the original Rider.

The Minimum Monthly Premium will not be adjusted for the decrease in the Specified Amount. If you have a Guaranteed Death Benefit Rider or a Guaranteed Death Benefit to Age 100 Rider, it will be adjusted for the decrease in Specified Amount. If the Specified Amount is decreased when a premium payment is received, the decrease will be processed before the premium payment is processed. Rider coverages may also be affected by a decrease in Specified Amount.

The Company reserves the right to reject a requested decrease. Decreases will not be permitted if:

1. Compliance with the guideline premium limitations under federal tax law resulting from the decrease would result in immediate termination of your policy; or

2. To effect the decrease, payments to you would have to be made from Fund Value for compliance with the guideline premium limitations, and the amount of the payments would exceed the Cash Value of your policy.

If a requested change is not approved, we will send you a written notice of our decision. Changes in coverage can have tax implications and limitations. See "Federal income tax considerations."


CHANGES IN ADDITIONAL TERM LIFE
INSURANCE AMOUNT

A change in the Additional Term Life Insurance amount may be made at any time after your policy is issued. Changes will become effective on the monthly anniversary day following the approval of the request to change the Additional Term Life Insurance amount. Increases in the Additional Term Life Insurance amount will be subject to evidence of insurability and will not be permitted after the insured's age 85 (70 for qualified plans). Decreases on a policy with the Additional Term Life Insurance Rider will be applied in the following order:

o Against the most recent increase, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

o Against the next most recent increases successively, regardless if it is Specified Amount increase or Additional Term Life Insurance increase;

o Against Additional Term Life Insurance provided under the origi nal application; and

19  Detailed information about the policy

o Against insurance provided by the Specified Amount under the original application.


GUARANTEED DEATH BENEFIT RIDERS


GUARANTEED DEATH BENEFIT

Generally, your policy remains in effect so long as your policy has Cash Value. Charges that maintain your policy are deducted monthly from Fund Value. The Cash Value of your policy is affected by

1. the investment experience of any amounts in the subaccounts of MONY America Variable Account L,

2.  the interest earned in the Guaranteed Interest Account, and

3. the deduction from Fund Value of the various charges, costs, and expenses imposed by the policy provisions.

This in turn affects the length of time your policy remains in effect without the payment of additional premiums. Therefore, coverage will last as long as the Cash Value of your policy is sufficient to pay these charges. See "Grace period and lapse."

When you apply for your policy you may be able to apply for the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider. These riders provide a death benefit (equal to the Specified Amount only of your policy) and may keep certain rider coverages in effect under certain circumstances, even if the Cash Value of the policy is zero on any monthly anniversary date.


GUARANTEED DEATH BENEFIT RIDER

In order to remain in effect, the Guaranteed Death Benefit Rider requires that you have paid a certain amount of premiums during the time that the Rider is in effect. This amount is described in the next paragraph. If the premiums you have paid do not equal or exceed this amount, the rider will end subject to the rider's grace period. In addition, this rider will automatically end at the later of the insured's age 70 or ten years from the policy date ("Guarantee Period"). An extra charge will be deducted from your Fund Value each month during the Guarantee Period. This charge will end when the rider is no longer in force. See "Guaranteed Death Benefit."

On each monthly anniversary day we test to determine whether you have paid the amount of premiums you are required to pay in order to keep the Guaranteed Death Benefit Rider in effect. To remain in effect, we make two calculations.

The first calculation shows the net premiums you have paid. We:

1.  total the actual premiums you have paid for the policy, and

2.  subtract the amount of:

       a. partial surrenders (and associated fees and surrender charges), and

       b. outstanding debt.

The second calculation shows the amount of premiums the rider required you to pay. We:

1.  take the Monthly Guarantee Premium specified by the policy, and

2.  multiply it by the number of complete months since the policy date.

If the net premiums you have paid equals or exceeds the amount of premiums the rider required you to pay, the rider remains in effect until the next monthly anniversary date. If the amount of premiums the rider required you to pay exceeds the net premiums you have paid, we will send you a notice that requires you to pay additional premiums within the time specified in the notice. This time is called the grace period for the rider. If you fail to pay the additional premiums required the Guarantee Period, and therefore the Rider, will end. Once ended, the Rider can not be reinstated.

The grace period for this Rider is explained in the section called "Grace period and lapse -- If Guaranteed Death Benefit Rider is in effect."

The Guaranteed Death Benefit Rider is not available on policies offered to residents of, or issued for delivery in, the Commonwealth of Massachusetts or the states of New Jersey and Texas. This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected. Because the Guaranteed Death Benefit Rider is not available, the Grace Period and Lapse will be treated as if the Guaranteed Death Benefit is not in effect.

It is important to consider the Guaranteed Death Benefit Rider premium requirements when setting the amount of the scheduled premium payments for your policy. (See Appendix C.) This rider is also not available if coverage under the Additional Term Life Insurance Rider has been elected.

OTHER OPTIONAL INSURANCE BENEFITS

Subject to availability and certain requirements, you may elect to add one or more of the optional insurance benefits described below. These optional benefits are added to your policy by an addendum called a "rider." The amounts of these benefits are fully guaranteed when issued. As applicable, a charge is deducted monthly from the Fund Value for each optional benefit added to your policy. You can cancel these benefits at any time.


The Company or your financial professional can provide you with more information about these optional insurance benefits and their limitations. Some of these benefits may be selected only when you apply for your policy. Some benefits are not available in combination with others and may not be available in your State. In addition, adding or canceling these benefits may have an effect on your policy's status as a modified endowment contract. We can add, delete or modify the riders we are making available at any time before they become an effective part of your policy.


See "Federal income tax considerations" for certain possible tax consequences and limitations of adding or deleting optional insurance benefits.

ADDITIONAL TERM LIFE INSURANCE RIDER

The Additional Term Life Insurance Rider provides you with a level death benefit to age 100. The Additional Term Life Insurance Rider is combined with the Specified Amount of the policy for purposes of determining if the minimum "corridor" is required to maintain the definition of life insurance under the Internal Revenue Code Section 7702.


                                       Detailed information about the policy  20

SPOUSE'S YEARLY RENEWABLE TERM RIDER/OTHER INSURED TERM RIDER

This rider provides for term insurance benefits on the life of the insured's spouse, to the spouse's age 80. The minimum amount of coverage is $25,000. The rider coverage may be converted without evidence of insurability to any level face amount permanent plan of insurance offered by the Company or any other plan we choose to offer, at any time prior to the spouse's age 65 or 5 years from the issue of the rider, if later. (This rider is not available for new elections.)

CHILDREN'S TERM LIFE INSURANCE RIDER

This rider provides term insurance coverage on the lives of the dependent children of the insured under age 18. The coverage continues to the policy anniversary after the child's 22nd birthday. It provides coverage for children upon birth or legal adoption without presenting evidence of insurability, if the rider is applied for and issued at the same time as the policy is applied for and issued. If the rider applied for after the policy is issued, different requirements may be imposed. Children include children born to or adopted by the insured and stepchildren of the insured. Coverage is limited to the lesser of 1/5th of the initial Specified Amount plus the Additional Term Life Insurance Rider or $10,000. Upon the expiration of the rider coverage, it may be converted to any level face amount permanent plan of insurance then offered by the Company or any other plan we choose to offer, for up to five times the rider coverage amount.

ACCIDENTAL DEATH AND DISMEMBERMENT RIDER

This rider pays a benefit amount if the insured dies or suffers a specified dismemberment as a result of an accident. The loss must occur after the insured's age 5 and prior to insured's age 70 and within 90 days of the accident. A benefit equal to twice the rider amount is payable if:

1.  accidental death occurs as the result of riding as a passenger, and

2.  the accidental death occurred while riding in a public conveyance, and

3. the public conveyance was being operated commercially to trans port passengers for hire.

The maximum amount of coverage is the initial Specified Amount plus term insurance coverage, plus the Additional Term Life Insurance Rider but not more than the greater of:

1. $100,000 total coverage of all such insurance in the Company or its affiliates, or

2. $200,000 of all such coverages regardless of insurance compa nies issuing such coverages.

PURCHASE OPTION RIDER

This Rider provides the option to purchase up to $100,000 of additional coverage without providing additional evidence that the insured remains insurable. This additional coverage may be added on each policy anniversary when the insured's age is 25, 28, 31, 34, 37, 40, 43, 46 and 49. In addition, the future right to purchase new insurance on the next option date may be advanced and exercised immediately upon the following events:

o   Marriage of the insured.

o   Birth of a child of the insured.

o   Legal adoption of a child by insured.

A period of term insurance is automatically provided starting on the date of the specified event. The interim term insurance, and the option to accelerate the purchase of the coverage expires 60 days after the specified event.

WAIVER OF MONTHLY DEDUCTION RIDER

This rider provides for the waiver of certain charges while the insured has a covered total disability for 6 months without interruption and the policy is in effect. While the insured is disabled, no deductions are made for (1) monthly administrative charges, (2) per $1,000 Specified Amount charges, (3) cost of insurance charges, and rider charges. During this period the charges are waived and therefore not deducted from the Fund Value. This rider does not waive the payment of premiums required by the Guaranteed Death Benefit Rider. However, the cumulative Minimum Monthly Premium requirement does not change during the covered total disability. It remains fixed at the level at the beginning of the covered total disability. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If charges are being waived under this rider, the Death Benefit Option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.

WAIVER OF SPECIFIED PREMIUMS RIDER

This rider provides for the waiver of the monthly specified premiums (shown on the rider) while the insured has a covered total disability for 6 months without interruption and the policy is in effect. The specified premiums will be added to the Fund Value on each monthly anniversary. Net premiums will be allocated among the subaccounts and the Guaranteed Interest Account according to your most recent instructions. This rider does not waive the monthly deductions of your policy nor does it waive the payment of premiums required by the Guaranteed Death Benefit Rider. The duration of the benefit depends on the age of the insured when the covered total disability occurs.

If payments are being waived under this rider, the Death Benefit Option will automatically change to Death Benefit Option 2, as provided under the terms and conditions of the rider.

TERM LIFE TERM RIDER

This rider provides additional death benefits on the life of the insured until the insured reaches age 80. The minimum amount of coverage is $25,000. You may convert the rider coverage without evidence of insurability to any level face amount permanent policy of insurance offered by the Company and any other plan we choose to offer. The conversion must occur prior to the insured's age 65 or 5 years from the issue of the rider, whichever is later. (This rider is no longer available for new elections.)


BENEFITS AT MATURITY AND MATURITY
EXTENSION RIDER

The maturity date for this policy is the policy anniversary on which the insured is age 100. If the insured is living on the maturity date, the


21  Detailed information about the policy

Company will pay to you, the Cash Value of the policy. See "Other information - Federal income tax considerations" for the tax treatment of an endowment benefit. Ordinarily, the Company pays within seven days of the policy anniversary. Payments may be postponed in certain circumstances. See "Payments." At your option, payment of the benefit may be deferred until the date of the insured's death (Maturity Extension Rider). Death proceeds payable immediately after the maturity date equal the Cash Value of the policy multiplied by the death benefit percentage at the insured's age 100. Premiums will not be accepted, nor will monthly deductions be made, after the maturity date.

Please refer to the policy for additional information on the Maturity Extension Rider.


POLICY VALUES


FUND VALUE

The Fund Value is the sum of the amounts under the policy held in each subaccount of MONY America Variable Account L and the Guaranteed Interest Account. It also includes the amount set aside in the Company's Loan Account, and any interest, to secure Outstanding Debt.

On each Business Day, the part of the Fund Value allocated to any particular subaccount is adjusted to reflect the investment experience of that subaccount. On each monthly anniversary day, the Fund Value also is adjusted to reflect interest on the Guaranteed Interest Account and the Loan Account and the assessment of the monthly deduction. See "Determination of Fund Value." No minimum amount of Fund Value allocated to a particular subaccount is guaranteed. You bear the risk for the investment experience of Fund Value allocated to the subaccounts.


CASH VALUE

The Cash Value of the policy equals the Fund Value less any surrender charge less any Outstanding Debt. Thus, the Fund Value exceeds your policy's Cash Value by the amount of the surrender charge and any Outstanding Debt. Once the surrender charge expires, the Cash Value equals the Fund Value less any Outstanding Debt.


DETERMINATION OF FUND VALUE

Although the death benefit under a policy can never be less than the policy's Specified Amount, the Fund Value will vary. The Fund Value varies depending on several factors:

o   Payment of premiums.

o   Amount held in the Loan Account to secure any Outstanding Debt.

o   Partial surrenders.

o   The charges assessed in connection with the policy.

o   Investment experience of the subaccounts.

o   Amounts credited to the Guaranteed Interest Account.

There is no guaranteed minimum Fund Value (except to the extent that you have allocated net premium payments and cash values to the Guaranteed Interest Account) and you bear the entire risk relating to the investment performance of Fund Value allocated to the subaccounts.

The Company uses amounts allocated to the subaccounts to purchase shares of the corresponding portfolios of the Funds. The values of the subaccounts reflect the investment experience of the corresponding portfolio. The investment experience reflects:

o   The investment income.

o   Realized and unrealized capital gains and losses.

o   Expenses of a portfolio including the investment adviser fees.

o   Any dividends or distributions declared by a portfolio.

Any dividends or distributions from any portfolio of the Funds are reinvested automatically in shares of the same portfolio. The subaccount value will also reflect the mortality and expense risk charges the Company makes each day to the Variable Account.

Amounts allocated to the subaccounts are measured in terms of units. Units are a measure of value used for bookkeeping purposes. The value of amounts invested in each subaccount is represented by the value of units credited to the policy for that subaccount. (See "Calculating unit values for each subaccount.") On any day, the amount in a subaccount of MONY America Variable Account L is equal to the unit value times the number of units in that subaccount credited to the policy. The units of each subaccount will have different unit values.

Units of a subaccount are purchased (credited) whenever premiums or amounts transferred (including transfers from the Loan Account) are allocated to that subaccount. Units are redeemed (debited) to:

o   Make partial surrenders.

o   Make full surrenders.

o   Transfer amounts from a subaccount (including transfers to the Loan
    Account).

o   Pay the death benefit when the insured dies.

o   Pay monthly deductions from the policy's Fund Value.

o   Pay policy transaction charges.

o   Pay surrender charges.

The number of units purchased or redeemed is determined by dividing the dollar amount of the transaction by the unit value of the affected subaccount, computed after the close of business that day. The number of units changes only as a result of policy transactions or charges. The number of units credited will not change because of later changes in unit value.

Transactions are processed when a premium or an acceptable written or telephone request is received at the Company's Operations Center. If the premium or request reaches the administrative office on a day that is not a Business Day, or after the close of business on a Business Day (after 4:00 PM Eastern Time), the transaction date will be the next Business Day. All policy transactions are performed as of a Business Day. If a transaction date or monthly anniversary day occurs on a day


                                       Detailed information about the policy  22
other than a Business Day (e.g., Saturday), the calculations will be done on the next day that the New York Stock Exchange is open for trading.


You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See "Telephone/fax/Internet transactions".



CALCULATING FUND VALUE

The Fund Value of your policy on the policy date is:

1.  the net premiums received by us on or before the policy date; less

2.  the monthly deduction due on the policy date.

After that, we make Fund Value calculations on Business Days. On any Business Day, we determine the Fund Value of a policy as follows:

1. determine the policy's Fund Value in each subaccount (see below) on that Business Day;

2.  total the Fund Value in each subaccount on that Business Day;

3. add the Fund Value in the Guaranteed Interest Account on that Business Day; this is the accumulated value with interest of the net premiums allocated, and amounts transferred, to the Guaranteed Interest Account before that Business Day, decreased by any allocations against the Guaranteed Interest Account before that Business Day;

4.  add any amounts in the Loan Account on that Business Day;

5. add interest credited on that Business Day on the amounts in the Loan Account since the last monthly anniversary day;

6.  add any net premiums received on that Business Day;

7.  deduct any transfer charges on that Business Day;

8.  deduct any partial surrender, and its fee, made on that Business Day; and

9.  deduct any monthly deduction to be made on that Business Day.

CALCULATING UNIT VALUES FOR EACH SUBACCOUNT

The Company calculates the unit value of a subaccount on any Business Day as follows:

1. Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as premium payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

2. Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

3. Subtract a charge for the mortality and expense risk assumed by the Company under the policy. See "Daily deduction from MONY America Variable Account L -- Mortality and Expense Risk Charge." If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

The unit value of each subaccount on its first Business Day was set at $10.00.


TRANSFER OF FUND VALUE


You may transfer Fund Value among the subaccounts after the Right to Return Policy Period by sending a proper written request to the Company's Operations Center. Transfers are effective on the Business Day we receive the transfer request. Transfers may be made by telephone if you have proper authorization. See "Telephone/fax/Internet transactions." Currently, there are no limitations on the number of transfers between subaccounts. There is also no minimum amount required: (1) to make a transfer, or (2) to remain in the subaccount after a transfer. You may not make a transfer if your policy is in the grace period and a payment required to avoid lapse is not paid. See "Grace period and lapse." No charges are currently imposed upon transfers. However, the Company reserves the right to assess a $25 transfer charge in the future on policy transfers and to discontinue telephone transfers.

You may also elect to transfer Fund Value via the Internet by completing a transaction authorization form online at www.AXA-Equitable.com. See Telephone/fax/Internet transactions".


After the Right to Return Policy Period, Fund Value may also be transferred from the subaccounts to the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account to the subaccounts will only be permitted in the policy month following a policy anniversary as described in "The Guaranteed Interest Account."

Please see "Allocation options" in "Summary of the policy" for more information about your role in managing your allocations.


DISRUPTIVE TRANSFER ACTIVITY

You should note that the policy is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The policy is not designed to accommodate programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the subaccounts invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of


23 Detailed information about the policy excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourages disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy owners.


We offer subaccounts with underlying portfolios that are part of AXA Premier VIP Trust and EQ Advisors Trust (together, the "affiliated trusts"), as well as subaccounts with underlying portfolios of outside trusts with which AXA Equitable has entered into participation agreements (the "unaffiliated trusts" and, collectively with the affiliated trusts, the "trusts"). The affiliated trusts have adopted policies and procedures regarding disruptive transfer activity. They discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. They aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us policy owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same subaccount within a five business day period as potentially disruptive transfer activity. Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity. If an unaffiliated trust advises us that there may be disruptive activity from one of our policy owners, we will work with the unaffiliated trust to review policy owner trading activity. Each trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectuses for the trusts for more information.

When a policy owner is identified as having engaged in a potentially disruptive transfer under the policy for the first time, a letter is sent to the policy owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the policy owner is identified a second time as engaged in potentially disruptive transfer activity under the policy, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected policy. We or a trust may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. The current and any new or revised policies and procedures will apply to all policy owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

It is possible that a trust may impose a redemption fee designed to discourage frequent or disruptive trading by policy owners. As of the date of this prospectus, the trusts had not implemented such a fee. If a redemption fee is implemented by a trust, that fee, like any other trust fee, will be borne by the policy owner.


Policy owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. In addition, because we do not monitor for all frequent trading at the separate account level, policy owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all potentially disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some policy owners may be treated differently than others, resulting in the risk that some policy owners may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


RIGHT TO EXCHANGE POLICY

During the first 24 months following the policy date, you may exchange your policy for a policy where the investment experience is guaranteed. To accomplish this, the entire amount in the subaccounts of MONY America Variable Account L is transferred to the Guaranteed Interest Account. All future premiums are allocated to the Guaranteed Interest Account. This serves as an exchange of your policy for the equivalent of a flexible premium universal life policy. See "The Guaranteed Interest Account." No charge is imposed on the transfer when you exercise the exchange privilege.


POLICY LOANS

You may borrow money from the Company at any time using your policy as security for the loan. You take a loan by submitting a proper written request to the Company's Operations Center. The loan will take effect on the Business Day we receive the loan request. You may take a loan any time your policy has a positive Cash Value. The maximum amount you may borrow at any time is 90% of the Cash Value of your policy. (If you request a loan on a monthly anniversary day, the maximum loan is reduced by the monthly deduction due on that day.) The Outstanding Debt is the cumulative amount of outstanding loans and loan interest payable to the Company at any time.

Loan interest accrues from day to day and is payable in arrears on each policy anniversary at an annual rate which varies by the number of years since your policy was issued. For the first ten policy years, the loan rate is 5.25%. After the tenth policy anniversary, the loan rate is 4.75%. Interest on the full amount of any Outstanding Debt is due on


                                       Detailed information about the policy  24
the policy anniversary, until the Outstanding Debt is repaid. If interest is not paid when due, it will be added to the amount of the Outstanding Debt.

You may repay all or part of the Outstanding Debt at any time while your policy is in effect. Only payments shown as loan or interest payments will be treated as such. If a loan repayment is made which exceeds the Outstanding Debt, the excess will be applied as a scheduled premium payment. The payment will be subject to the rules on acceptance of premium payments.

When you take a loan, an amount equal to the loan is transferred out of the subaccounts and the Guaranteed Interest Account into the Loan Account to secure the loan. Within certain limits, you may specify the amount or the percentage of the loan amount to be deducted from the subaccounts and the Guaranteed Interest Account. The request for a loan will not be accepted if (1) you do not specify the source of the transfer, or (2) if the transfer instructions are incorrect. On each policy anniversary, an amount equal to the loan interest due and unpaid for the policy year will be transferred to the Loan Account. The transfer is made from the subaccounts and the Guaranteed Interest Account on a proportional basis.

The Fund Value in the Loan Account in excess of the Outstanding Debt will be allocated to the subaccounts and/or the Guaranteed Interest Account in a manner determined by the Company.

The Loan Account is part of the Company's general account. Amounts held in the Loan Account are credited monthly with an annual rate of interest not less than 4.5%.

Loan repayments release funds from the Loan Account. Unless you request otherwise, amounts released from the Loan Account will be transferred into the subaccounts and Guaranteed Interest Account pursuant to your most recent valid allocation instructions for scheduled premium payments. In addition, Fund Value in the Loan Account in excess of the outstanding loan is treated differently. The treatment depends on (1) whether at the time the loan was made, Fund Values were transferred from the subaccounts or the Guaranteed Interest Account, and
(2) whether or not loan interest due is paid when due or the amount of the interest is added to the loan ("capitalized"). If the loan is from the subaccounts and loan interest is capitalized, this excess offsets the amount that must be transferred from the subaccounts to the Loan Account on the policy anniversary. If the loan is from the Guaranteed Interest Account and loan interest is capitalized, this excess is allocated back to the Guaranteed Interest Account. The allocation back is on a monthly basis proportionately to all interest crediting generations from which the loan was taken.

Amounts held in the Loan Account to secure Outstanding Debt forego the investment experience of the subaccounts and the current interest rate of the Guaranteed Interest Account. Thus Outstanding Debt, whether or not repaid, has a permanent effect on your policy values and may have an effect on the amount and duration of the death benefit. If not repaid, the Outstanding Debt will be deducted from the amount of the death benefit upon the death of the insured, or the value paid upon surrender or maturity.


Outstanding Debt may affect the length of time the policy remains in effect. After the third policy anniversary (or, in some instances, the third anniversary following an increase), your policy will lapse when (1) Cash Value is insufficient to cover the monthly deduction against the policy's Fund Value on any monthly anniversary day, and (2) the minimum payment required is not made during the grace period. Moreover, the policy may enter the grace period more quickly when Outstanding Debt exists, because the Outstanding Debt is not available to cover the monthly deduction. In addition, the guarantee period under the Guaranteed Death Benefit Rider may end if: (1) total premiums received less any partial surrenders and their fees less any Outstanding Debt. do not exceed the premium required under that Rider. Additional payments or repayments of a part of Outstanding Debt may be required to keep the Policy or Rider in effect. See "Grace period and lapse."


A loan will not be treated as a distribution from your policy and will not result in taxable income to you unless your policy is a modified endowment contract. If your policy is a modified endowment contract, a loan will be treated as a distribution that may give rise to taxable income. If your policy lapses with an outstanding loan balance there could be adverse federal income tax consequences depending on the particular facts and circumstances. For example, if (1) your policy lapses with an outstanding loan balance, and (2) it does not lapse under a non-forfeiture option, you can have ordinary income to the extent the outstanding loan exceeds your investment in the policy (i.e. generally premiums paid less prior non-taxable distributions). For more information on the tax treatment of loans, see "Federal income tax considerations."


FULL SURRENDER

You may fully surrender your policy at any time during the lifetime of the insured. The amount received for a full surrender is the policy's Fund Value less (1) any surrender charge, and (2) any Outstanding Debt.

You may surrender your policy by sending a written request together with the policy to the Company's Operations Center. The proceeds will be determined as of the end of the Business Day during which the request for surrender is received. You may elect to (1) have the proceeds paid in cash, or (2) apply the proceeds under a payment plan offered under your policy. See "Payment plan/settlement provisions." For information on the tax effects of surrender or partial surrender of a policy, see "Federal income tax considerations."

If you surrender your policy within 30 days of a policy anniversary, the following will apply. The portion of the Cash Value of the policy in the Guaranteed Interest Account on the date of surrender will not be less than the Cash Value in the Guaranteed Interest Account on that policy anniversary. The Cash Value on that policy anniversary will be adjusted for any partial surrender and its fee, any transfer to or from the Guaranteed Interest Account and applicable transfer charge, and any policy loan.


PARTIAL SURRENDER

With a partial surrender, you obtain a part of the Cash Value of your policy without having to surrender the policy in full. You may request a partial surrender at any time. The partial surrender will take effect on (1) the business day that we receive your request at our Operations


25  Detailed information about the policy

Center, or (2) on the next business day if that day is not a business day. There is no limit on the number of partial surrenders allowed in a policy year.


A partial surrender must be for at least $500 (plus the applicable fee). In addition, your policy's Cash Value must be at least $500 after the partial surrender, and the specified Amount in force must be at least $100,000 after the partial surrender. If you have taken a loan on your policy, the amount of the partial surrender is limited so that the loan amount is not greater than 90% of Cash Value after the partial surrender.

You may make a partial surrender by submitting a proper written request to the Company's administrative office. As of the effective date of any partial surrender, your Fund Value and Cash Value are reduced by the amount surrendered (plus the applicable fee). You allocate an amount or percent of your Fund Value in the subaccounts and the Guaranteed Interest Account for your partial surrender. Allocations by percentage must be in whole percentages and the minimum percentage is 10% against any subaccount or the Guaranteed Interest Account. Percentages must total 100%. We will reject an allocation which does not comply with the rules or if there is not enough Fund Value in a subaccount or the Guaranteed Interest Account to provide its share of the allocation. If the insured dies after the request for a partial surrender is sent to the Company and prior to it being effected, the amount of the partial surrender will be deducted from the death benefit proceeds. The death benefit proceeds will be determined taking into account the amount surrendered.

When you make a partial surrender and you selected death benefit Option 1, the Specified Amount of your policy is decreased by the amount of the partial surrender (excluding its fee). If you selected death benefit Option 2, a partial surrender will not change the Specified Amount of your policy. However, if the death benefit is not equal to the Fund Value times a death benefit percentage, the death benefit will be reduced by the amount of the partial surrender. Under either death benefit Option, if the death benefit is based on the Fund Value times the applicable death benefit percentage, the death benefit may decrease by an amount greater than the partial surrender. See "Death benefits under the policy."

There is a fee for each partial surrender of $10.

For information on the tax treatment of partial surrenders and potential tax effects of policy changes such as a reduction in Specified Amount, see "Federal income tax considerations."


GRACE PERIOD AND LAPSE

Your policy will remain in effect as long as:

1. it has a Cash Value greater than zero, and you make any required additional premium payments during the 61-day Grace Period or

2. you have purchased the Guaranteed Death Benefit Rider or the Guaranteed Death Benefit to Age 100 Rider, and you have met all the requirements of the applicable rider, and you make any required additional premium payments during the 61-day Grace Period.

SPECIAL RULE FOR FIRST THREE POLICY YEARS

During the first three policy years (or the first three policy years following an increase in Specified Amount during that period), your policy and any riders are guaranteed not to lapse if on each monthly anniversary day either:

1.  your policy's Cash Value is greater than zero, or

2. the sum of the premiums paid minus all partial surrenders (excluding related fees), minus any Outstanding Debt, is greater than or equal to the Minimum Monthly Premium times the number of months your policy has been in effect (or number of months from the most recent increase in Specified Amount).

If the insufficiency occurs at any other time, your policy may be at risk of lapse depending on whether or not a Guaranteed Death Benefit Rider is in effect. See the explanation below.


IF GUARANTEED DEATH BENEFIT RIDER IS NOT IN EFFECT

To avoid lapse if (1) the Cash Value is insufficient to pay the current Monthly Deduction, and (2) the Guaranteed Death Benefit Rider is not in effect, you must pay the necessary amount during the grace period. When an insufficiency occurs, you may also be required to pay any unpaid loan interest accrued for the policy year. The interest amount will also have to be paid prior to the end of the grace period.

We will reject any payment if it means your total premium payments will exceed the maximum permissible premium for your policy's Specified Amount under the Internal Revenue Code. This may happen when you have Outstanding Debt. In this event, you could repay enough of the Outstanding Debt to avoid termination. You may also wish to repay an additional part of the Outstanding Debt to avoid recurrence of the potential lapse. If premium payments have not exceeded the maximum permissible premiums, you may wish to make larger or more frequent premium payments to avoid recurrence of the potential lapse. However, we will not reject any premium payments necessary to prevent lapse of your policy.

If the Cash Value of your policy will not cover the entire monthly deduction on a monthly anniversary day, we will deduct the amount that is available. We will notify you (and any assignee of record) of the payment necessary to keep your policy in effect. You will then have a grace period of 61 days, from the date the notice was sent, to make the payment. During the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay:

1.  the Minimum Monthly Premium not paid, plus

2.  one succeeding Minimum Monthly Premium.

For contracts issued in the state of New Jersey, during the first three policy years (or within three years of an increase in Specified Amount during that period), if the Cash Value of the policy is less than zero, you must pay the lesser of:

1. any balance needed on the Monthly Anniversary Day to cover the Minimum Monthly Premium for the following month plus an amount equal to 1 Minimum Monthly Premium; or


                                       Detailed information about the policy  26

2. any balance needed to cover the Monthly Deduction plus an amount equal to 2 monthly deductions.

After the third policy anniversary (or after three years from the most recent increase in Specified Amount during that period), the payment required is:

1.  the monthly deduction not paid, plus

2. two succeeding monthly deductions plus the amount of the deductions from premiums for various taxes and the sales charge.

(See "Charges and Deductions -- Deductions from premiums.") The policy will remain in effect through the grace period. If you fail to make the necessary payment within the grace period, your coverage under the policy will end and your policy will lapse. Necessary premium payments made during the grace period will be allocated among the subaccounts and the Guaranteed Interest Account. The allocation is made according to your current scheduled premium payment allocation instructions. Any monthly deduction due will be charged proportionately to the subaccounts and the Guaranteed Interest Account. If the insured dies during the grace period, the death benefit proceeds will equal:

1. the amount of the death benefit immediately prior to the start of the grace period, reduced by

2.  any unpaid monthly deductions and any Outstanding Debt.

For contracts issued in the state of New Jersey, if the insured dies during the grace period, the death benefit proceeds will equal the amount of the death benefit immediately prior to the start of the grace period, reduced by:

1. the lesser of any balance needed for the Minimum Monthly Pre mium for the following month or any balance needed for the monthly deduction; and

2.  any Outstanding Debt.

IF GUARANTEED DEATH BENEFIT RIDER IS IN EFFECT

The Specified Amount of your policy and most rider coverages will not lapse during the guarantee period even if the Cash Value is not enough to cover all the deductions from the Fund Value on any monthly anniversary day if:

1.  the Guaranteed Death Benefit Rider is in effect, and

2.  the test for continuation of the guarantee period has been met.

See "Guaranteed Death Benefit Riders."

While the Guaranteed Death Benefit Rider is in effect, the Fund Value of your policy will be reduced by monthly deductions but not below zero. During the guarantee period, we will waive any monthly deduction that will reduce the Fund Value below zero. If the Guaranteed Death Benefit Rider is ended, the normal test for lapse will resume.

REINSTATEMENT

We will reinstate a lapsed policy at any time:

1.  before the maturity date, and

2. within five years after the monthly anniversary day which pre cedes the start of the grace period.

To reinstate a lapsed policy, we must also receive:

1.  A written application from you.

2.  Evidence of insurability satisfactory to us.

3.  Payment of all amounts that were due and unpaid during the grace period.

4. Payment of an amount at least sufficient to keep your policy in effect for one month after the reinstatement date.

5. Payment or reinstatement of any debt on the policy anniversary at the start of the grace period.

6. Payment of interest on debt reinstated from the beginning of the grace period to the end of the grace period at the rate that applies to policy loans on the date of reinstatement.

When your policy is reinstated, the Fund Value will be equal to the Fund Value on the date of the lapse subject to the following:

1. The surrender charge will be equal to the surrender charge that would have existed had your policy been in effect since the original policy date.

2. The Fund Value will be reduced by the decrease, if any, in the sur render charge during the period that the policy was not in effect.

3.  Any Outstanding Debt on the date of lapse will also be rein stated.

4. No interest on amounts held in our Loan Account to secure Out standing Debt will be paid or credited between lapse and reinstatement.

Reinstatement will be effective as of the monthly anniversary day on or preceding the date of approval by us. At that time, the Fund Value minus, if applicable, Outstanding Debt will be allocated among the subaccounts and the Guaranteed Interest Account pursuant to your most recent scheduled premium payment allocation instructions.


27  Detailed information about the policy

5. Charges and Deductions

--------------------------------------------------------------------------------

The following chart is intended to provide an overview of the current charges and deductions under the policy. We may profit from one or more of the charges deducted under the policy. We may use these profits for any corporate purpose, including financing the distribution of the policy. Please see the discussion of each item in this prospectus and in the policy for further details.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the policy.


------------------------------------------------------------------------------------------------------------------------------------
                                                Deductions from Premiums
------------------------------------------------------------------------------------------------------------------------------------
Sales Charge -- Varies based on Specified Amount plus Term Life       Specified Amounts less than $500,000 -- 4%
Term Rider amount in effect. It is a % of Premium paid                Specified Amounts of $500,000 or more -- 3%
------------------------------------------------------------------------------------------------------------------------------------
Tax Charge                                                            State and local -- 2.25%
------------------------------------------------------------------------------------------------------------------------------------
DAC Charge                                                            Federal -- 1.50% (0% for individual qualified plans)
------------------------------------------------------------------------------------------------------------------------------------
                                  Daily Deduction from MONY America Variable Account L
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense Risk Charge -- Maximum Annual Rate                0.35% of subaccount value (0.000959% daily)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Deductions from Fund Value
------------------------------------------------------------------------------------------------------------------------------------
Cost of Insurance Charge                                              Current cost of insurance rate x net amount at risk at
                                                                      the beginning of the policy month
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge -- monthly                                      $5
------------------------------------------------------------------------------------------------------------------------------------
Monthly per $1,000 Specified Amount Charge                            See Appendix B. This charge applies for the first 15
Based on issue age                                                    policy years (or for 15 years from the date of any increase in
                                                                      Specified Amount). In New Jersey, this charge applies to age
                                                                      100. However, after the 15th policy anniversary or for 15
                                                                      years from the date of any increase in Specified Amount, we may reduce or eliminate this charge.
------------------------------------------------------------------------------------------------------------------------------------
Guaranteed Death Benefit Charge                                       $0.01 per $1,000 of Specified Amount and certain Rider
Monthly Charge for Guaranteed Death Benefit Rider(1)                  amounts. Please note that the Rider requires that at least the amount of premiums set forth in the policy itself be paid in order to remain in effect.
------------------------------------------------------------------------------------------------------------------------------------
Optional Insurance Benefits Charge                                    As applicable.
Monthly Deduction for any other Optional Insurance Benefits added by rider
------------------------------------------------------------------------------------------------------------------------------------
Transaction and Other Charges
- Partial Surrender Fee                                               $10
- Transfer of Fund Value (at Company's Option)                        $25 (maximum per transfer)(2)
------------------------------------------------------------------------------------------------------------------------------------
Surrender Charge Grades from 80% to 0% over 15 years (11 years        See discussion of Surrender Charge for grading schedule.
for issue ages 76-85) based on a schedule. Factors per $1,000 of
Specified Amount vary based on issue age, gender, and underwriting class
------------------------------------------------------------------------------------------------------------------------------------

(1) The Guaranteed Death Benefit Rider is not available in all states.

(2) Currently, there is no charge on transfers among investment options.

The following provides additional details of the deductions from premium payments under a policy prior to allocating net premium payments to the subaccounts of MONY America Variable Account L or to the Guaranteed Interest Account and of the deductions from MONY America Variable Account L and from the policy's Fund Value.


                                                       Charges and Deductions 28

DEDUCTIONS FROM PREMIUMS

Deductions are made from each premium payment prior to applying the net premium payment to the Fund Value.


--------------------------------------------------------------------------------
Sales Charge --   This charge varies based on the total of the Specified
                  Amount plus the Term Life Term Insurance Rider amount in effect on the policy date. The charge is a percent of each premium paid.

                  Specified Amount plus any Term Life Term Insurance amount in force less than $500,000 -- 4%

                  Specified Amount plus any Term Life Term Insurance
                  amount in force of $500,000 or more -- 3%
--------------------------------------------------------------------------------

You should refer to your policy to determine your Specified Amount and the amount of any Term Life Term Insurance in force.

The sales charge compensates us for the cost of distributing the policies. This charge is not expected to be enough to cover sales and distribution expenses for the policies. To the extent that sales and distribution expenses exceed sales charges, amounts derived from surrender charges will be used. Expenses in excess of the sales and surrender charges may be recovered from other charges, including amounts indirectly derived from the charge for mortality and expense risks and mortality gains.


--------------------------------------------------------------------------------
Tax Charge --   State and local premium tax -- currently 2.25%;
                Charge for federal tax deferred acquisition costs of
                the Company -- currently 1.50% (0% for individual
                qualified plans)
--------------------------------------------------------------------------------

All states levy taxes on life insurance premium payments. These taxes vary from state to state and may vary from jurisdiction to jurisdiction within a state. Currently, these taxes range from 0% to 4%. Therefore, the 2.25% current deduction may be higher or lower than the actual premium tax imposed by a jurisdiction. Our current tax charge is an approximate average of the actual premium tax we expect to pay on premiums. We do not expect to profit from this charge.

The 1.50% DAC charge against each premium covers our estimated cost for the Federal income tax treatment of deferred acquisition costs. This is determined solely by the amount of life insurance premiums received. We believe this charge is reasonable in relation to our increased federal tax burden under IRC
Section 848 resulting from the receipt of premium payments. No charge will be deducted where premiums received from you are not subject to the federal tax deferred acquisition cost provisions, such as premiums paid on policies issued to individual qualified plans.

We reserve the right to increase or decrease the charge for taxes due to any change in tax law or due to any change in the cost to us.


DAILY DEDUCTION FROM MONY AMERICA VARIABLE ACCOUNT L

A charge is deducted daily from each subaccount of MONY America Variable Account L for the mortality and expense risks assumed by the Company.


--------------------------------------------------------------------------------
Mortality and Expense   Maximum of 0.000959% of the amount in
Risk Charge --          the subaccount, which is equivalent to an
                        annual rate of 0.35% of subaccount value.
--------------------------------------------------------------------------------

This charge compensates us for assuming mortality and expense risks under the policies. The mortality risk assumed is that insureds, as a group, may live for a shorter period of time than estimated. Therefore, the cost of insurance charges specified in the policy will not be enough to meet our actual claims. We assume an expense risk that other expenses incurred in issuing and administering the policies and operating MONY America Variable Account L will be greater than the amount estimated when setting the charges for these expenses. We will realize a profit from this fee to the extent it is not needed to provide benefits and pay expenses under the policies. We may use this profit for other purposes. These purposes may include any distribution expenses not covered by the sales charge or surrender charge.

This charge is not assessed against the amount of the policy Fund Value that is allocated to the Guaranteed Interest Account, nor to amounts in the Loan Account.


DEDUCTIONS FROM FUND VALUE

A charge called the Monthly Deduction is deducted from the Fund Value on each monthly anniversary day. The Monthly Deduction consists of the following items:



--------------------------------------------------------------------------------
Cost of Insurance --   This charge compensates us for the anticipated
                       cost of paying death benefits in excess of Fund
                       Value to insureds' beneficiaries. The amount of
                       the charge is equal to a current cost of insurance
                       rate multiplied by the net amount at risk under
                       the policy at the beginning of each policy month.
                       Here, net amount at risk equals the adjusted
                       death benefit less Fund Value payable at the
                       beginning of that time. The factors that affect the
                       net amount at risk include investment
                       performance, payment of premiums, and charges
                       to the policy.
--------------------------------------------------------------------------------

The policy contains guaranteed cost of insurance rates that may not be increased. The guaranteed rates are based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. (For issue ages under 18, no smoker/nonsmoker adjustment is made until attained age 15. Where unisex cost of insurance rates apply, the 1980 Commissioners Ordinary Smoker and Nonsmoker Mortality Table B applies.) These rates are based on the age and underwriting class of the insured. They are also based on the gender of the insured, but unisex rates are used where appropriate under applicable law. Unisex rates apply to policies issued for delivery in the State of Montana and to policies purchased by employers and employee organizations in connection with employment related insurance or benefit programs. As of the date of this prospectus, we charge "current rates" that are lower (i.e. less expensive) than the guaranteed rates, and depend on our expectation of future experience with respect to investment earnings, mortality, expenses and persistency. A change in rates will apply to all persons of the same age, gender (where applicable) and risk class. We may change current rates in the future. Like the guaranteed


29  Charges and Deductions
rates, the current rates also vary with the age, gender, smoking status, and underwriting class of the insured. In addition, they also vary with the policy duration. The cost of insurance rate generally increases with the age of the insured.

If there have been increases in the Specified Amount, then for purposes of calculating the cost of insurance charge, the Fund Value will first be applied to the initial Specified Amount. If the Fund Value exceeds the initial Specified Amount, the excess will then be applied to any increase in Specified Amount in the order of the increases. If the death benefit equals the Fund Value multiplied by the applicable death benefit percentage, any increase in Fund Value will cause an automatic increase in the death benefit. The underwriting class and duration for such increase will be the same as that used for the most recent increase in Specified Amount (that has not been eliminated through a later decrease in Specified Amount).


--------------------------------------------------------------------------------
Administrative   $5 per month
Charge --
--------------------------------------------------------------------------------

This charge reimburses us for expenses associated with administration and maintenance of the policies. The charge is guaranteed never to exceed $5.00. We do not expect to profit from this charge.


--------------------------------------------------------------------------------
Monthly per $1,000    This charge applies for the first 15 years
Specified Amount      following the issuance of the policy or an
Charge --             increase in the Specified Amount. The charge is
                      made per $1,000 of Specified Amount based on issue age, gender. The monthly per $1,000 factors are shown in Appendix B.

                      In New Jersey, this charge applies to age 100.
                      However, after the 15th policy anniversary or for
                      15 years from the date of any increase in
                      Specified Amount, we may reduce or eliminate
                      this charge.
Guaranteed Death      If you elect the Guaranteed Death Benefit Rider,
Benefit Charge --     you will be charged $0.01 per $1,000 of policy
                      Specified Amount and certain Rider amounts per month during the term of the Guaranteed Death
                      Benefit Rider. This charge is guaranteed never to exceed this amount.

Optional Insurance    A monthly deduction for any other optional
Benefits Charge --    insurance benefits added to the policy by rider.
Surrender Charge --   The Company will assess a surrender charge
                      against Fund Value upon a surrender of all or
                      part of the policy. The surrender charge is based
                      on a factor per $1,000 of initial Specified
                      Amount (or upon an increase in Specified
                      Amount) and grades from 80% to zero over 15
                      years (11 years for issue ages 76-85) based on a
                      schedule. The factors per $1,000 vary by issue
                      age, gender, and underwriting class. The grading
                      percentages (as shown below) vary based on
                      issue age and number of full years since the
                      Policy was issued (or since the increase in
                      Specified Amount).
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  Grading Percentages    Percent for Issue Ages     Percent for Issue Ages
     Policy Years                 0-75                     76-85
--------------------------------------------------------------------------------
          1-3                    80%                        80%
           4                      80                        70
           5                      80                        60
           6                      80                        50
           7                      80                        40
           8                      70                        30
           9                      60                        20
          10                      50                        10
          11                      40                         0
          12                      30                         0
          13                      20                         0
          14                      10                         0
          15+                     0                          0
--------------------------------------------------------------------------------

Note: Issue ages for policies issued to Individual Qualified Plans are limited to ages 18-70.

The surrender charge is a contingent deferred load. It is a contingent load because it is assessed only if the policy is surrendered or if the policy lapses. It is a deferred load because it is not deducted from the premiums paid. The purpose of the surrender charge is to reimburse us for some of the expenses of distributing the policies.


--------------------------------------------------------------------------------
Example:   If a male insured age 35 purchases a policy with
           a Specified Amount of $100,000, the per $1,000
           of initial Specified Amount surrender charge
           factor would be $7.25 (Preferred, nonsmoker).
           The maximum surrender charge during the first
           seven policy years would be 80% of (100 x 7.25)
           or $580.
--------------------------------------------------------------------------------

The maximum surrender charge per $1,000 of initial Specified Amount factor would be $64 based upon the assumptions described above and if the policy were purchased by a male insured age 85, standard smoker.


--------------------------------------------------------------------------------
Effect of Changes in      The surrender charge will increase when a
Specified Amount on       new coverage segment of Specified Amount
the Surrender Charge --   is created due to a requested increase in
                          coverage. The surrender charge related to the increase will be computed in the same manner as the surrender charge for the original Specified Amount. It will reduce over the applicable 15-year or 11-year period following the increase. The new surrender charge for the policy will equal:

                          (1) The remaining part of the surrender
                          charge for the original Specified Amount, plus

                          (2) The surrender charge related to the
                          increase.

                          Decreases in Specified Amount have no
                          effect on surrender charges.
--------------------------------------------------------------------------------


                                                      Charges and Deductions  30

TRANSACTION AND OTHER CHARGES

o   Partial Surrender Fee -- $10

o   Transfer of Fund Value -- $25 (at option of the Company), currently $0

The partial surrender fee is guaranteed not to exceed $10. Currently, we do not charge for transfers of Fund Value between the subaccounts. However, we reserve the right to assess a $25 charge on transfers. This would include telephone transfers, if we permit them. If the transfer fee is assessed, it will be allocated against the first of the subaccounts and/or the Guaranteed Interest Account from which Fund Value is being transferred.

We may charge the subaccounts for federal income taxes that are incurred by us and are attributable to MONY America Variable Account L and its subaccounts. No such charge is currently assessed. See "Our income taxes."

We will bear the direct operating expenses of MONY America Variable Account L. The subaccounts purchase shares of the corresponding portfolio of the underlying Fund. The Fund's expenses are not fixed or specified under the terms of the policy.


FEES AND EXPENSES OF THE FUNDS

The Fund and each of its portfolios incur certain charges including the investment advisory fee and certain operating expenses. These fees and expenses vary by portfolio. Their Boards govern the Funds. Certain portfolios available under the policy in turn invest in shares of other portfolios of AXA Premier VIP Trust and EQ Advisors Trust and/or shares of unaffiliated portfolios (collectively the "underlying portfolios"). The underlying portfolios each have their own fees and expenses, including management fees, operating expenses, and investment related expenses such as brokerage commissions. Fees and expenses of the Funds are described in more detail in the Funds' prospectuses.


GUARANTEE OF CERTAIN CHARGES

We guarantee that the following charges will not increase:

1.  Mortality and expense risk charge.

2.  Administrative charge.

3.  Per $1,000 Specified Amount charge.

4.  Sales charge.

5.  Guaranteed cost of insurance rates.

6.  Surrender charge.

7.  Partial surrender fee.

Any changes in the current cost of insurance charges or charges for optional insurance benefits will be made based on the class of the insured. Changes will be based on changes in

1.  future expectations with respect to investment earnings,

2.  mortality,

3.  length of time policies will remain in effect,

4.  expenses, and

5.  taxes.

In no event will they exceed the guaranteed rates defined in the policy.

31  Charges and Deductions

6. Other information

--------------------------------------------------------------------------------

FEDERAL INCOME TAX CONSIDERATIONS


INTRODUCTION

The following summary provides a general description of the federal income tax considerations associated with the policy and does not purport to be complete or to cover all tax situations. It generally assumes the policy owner is a natural person who is a U.S. citizen and resident. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon our understanding of the present federal income tax laws. No representation is made as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the Internal Revenue Service. There may be different tax consequences if you assign your policy or designate a new owner.


TAX STATUS OF THE POLICY

In order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law, a policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that the policy should satisfy the applicable requirements. There is insufficient guidance with respect to policies issued on a rated basis and policies with term riders added and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements and we reserve the right to restrict policy transactions in order to do so.

In certain circumstances, owners of variable life insurance policies could be considered for federal income tax purposes to be the owners of the assets of the variable account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policy owners can be currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the policies, such as the flexibility of a policy owner to allocate premiums and cash values, have not been sufficiently addressed in published rulings. While we believe that the policies do not give policy owners investment control over MONY America Variable Account L assets, we reserve the right to modify the policies as necessary to help prevent a policy owner from being treated as the owner of the Variable Account assets supporting the policy.

In addition, the Code requires that the investments of MONY America Variable Account L be "adequately diversified" in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Variable Account, through the Funds, will satisfy these diversification requirements.

The following discussion assumes that the policy will qualify as a life insurance policy for federal income tax purposes.


TAX TREATMENT OF POLICY BENEFITS

GENERAL. We believe that the death benefit under a policy should generally be excludible from the gross income of the beneficiary. Federal, state and local transfer, and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. A tax adviser should be consulted on these consequences.

Generally, the policy owner will not be deemed to be in actual or constructive receipt of the policy cash value until there is a distribution. When distributions from a policy occur, or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a "Modified Endowment Contract."

An endowment benefit, that is, any proceeds payable as a maturity benefit, is not considered a death benefit and is subject to the tax treatment described below for surrender distributions.

MODIFIED ENDOWMENT CONTRACTS. Under the Internal Revenue Code, certain life insurance policies are classified as "Modified Endowment Contracts," with less favorable tax treatment than other life insurance policies. Due to the flexibility of the policies as to premiums and benefits, the individual circumstances of each policy will determine whether it is classified as a Modified Endowment Contract. The rules are too complex to be summarized here, but "Modified Endowment Contract" status generally depends on the amount of premiums paid during the first seven policy years. Certain changes in a policy after it is issued could also cause it to be classified as a Modified Endowment Contract. A current or prospective policy owner should consult with a competent adviser to determine whether a policy transaction will cause the policy to be classified as a Modified Endowment Contract.

DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM MODIFIED ENDOWMENT CONTRACTS. Policies classified as Modified Endowment Contracts are subject to the following tax rules:

1. All distributions other than death benefits, including distributions upon surrender and withdrawals, from a Modified Endowment Contract will be treated first as distributions of gain taxable as ordinary income and then as tax-free recovery of the policy owner's investment in the policy only after all gain in the Policy has been distributed.

2. Loans taken from or secured by a policy classified as a Modified Endowment Contract are treated as distributions and taxed accordingly.

3. A 10 percent additional penalty tax is imposed on the amount subject to tax except where the distribution or loan is made when the policy owner has attained age 59-1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the policy owner or


                                                           Other information  32
    the joint lives (or joint life expectancies) of the policy owner and the policy owner's beneficiary or designated beneficiary. A corporate or other non-natural person owner will not meet any of these exceptions.

If a policy becomes a Modified Endowment Contract, distributions that occur during the contract year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a policy within two years before it becomes a Modified Endowment Contract may be taxed in this manner. This means that a distribution made from a policy that is not a Modified Endowment Contract could later become taxable as a distribution from a Modified Endowment Contract.


DISTRIBUTIONS OTHER THAN DEATH BENEFITS FROM POLICIES THAT ARE NOT MODIFIED ENDOWMENT CONTRACTS. Distributions other than death benefits from a policy that is not classified as a Modified Endowment Contract are generally treated first as a recovery of the policy owner's investment in the policy and only after the recovery of all investment in the policy as taxable income. However, certain distributions which must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes if policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a policy that is not a Modified Endowment Contract are generally not treated as distributions when made. However, the tax consequences associated with loans after the tenth policy year are less clear and a tax adviser should be consulted about such loans.

Finally, neither distributions from nor loans from or secured by a policy that is not a Modified Endowment Contract are subject to the 10 percent additional penalty tax.

INVESTMENT IN THE POLICY. Your investment in the policy is generally your aggregate premiums. When a distribution is taken from the policy, your investment in the policy is reduced by the amount of the distribution that is tax-free.

POLICY LOANS. In general, interest on a policy loan will not be deductible. If a policy loan is outstanding when a policy matures, is canceled, surrendered or lapses, the amount of the Outstanding Debt will be added to the amount deemed distributed for tax purposes even though there will be no actual cash distribution for the outstanding loan amount, and will be taxed accordingly. Before taking out a policy loan, you should consult a tax adviser as to the tax consequences.

MULTIPLE POLICIES. All Modified Endowment Contracts that are issued by us (or our affiliates) to the same policy owner during any calendar year can be treated as one Modified Endowment Contract for purposes of determining the amount includible in the policy owner's income when a taxable distribution occurs.

WITHHOLDING. Generally, unless you provide us with a satisfactory written election to the contrary prior to the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your policy. If you do not wish us to withhold tax from the payment, or if we do not withhold enough, you may have to pay later, and you may incur penalties under the estimated income tax rules. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory notification that no such taxes are due. States may also require us to withhold tax on distributions to you. Special withholding rules apply if you are not a U.S. resident or not a U.S. citizen.

CONTINUATION OF POLICY BEYOND AGE 100. The tax consequences of continuing the policy beyond the insured's 100th year are unclear. You should consult a tax adviser if you intend to keep the policy in force beyond the insured's 100th year.

PENSION AND PROFIT SHARING PLANS. A life insurance policy can be purchased and held by a qualified retirement plan subject to limitations of federal tax law and the terms of the retirement plan. As the rules governing qualified retirement plans are voluminous and complex and as their effect may differ depending on the terms of a particular plan document no attempt is made here to describe such rules. Persons purchasing the policy pursuant to a qualified retirement plan should consult with their own tax advisors.

BUSINESS AND EMPLOYER OWNED POLICIES. Any employer owned life insurance arrangement on an employee or director as well as any corporate, trade, or business use of a policy should be carefully reviewed by your tax advisor with attention to the rules discussed below. Also, careful consideration should be given to any other rules that may apply, including other possible pending or recently enacted legislative proposals.


Requirements for income tax free death benefits. Federal tax legislation enacted in 2006 imposes additional new requirements for employer owned life insurance policies. The provisions can have broad application for contract owners engaged in a trade or business, or certain related persons. These requirements include detailed notice and consent rules, tax reporting requirements and limitations on those employees (including directors) who can be insured under the life insurance policy. Failure to satisfy applicable requirements will result in death benefits in excess of premiums paid by the owner being includible in the owner's income upon the death of the insured employee. Notice and consent requirements must be satisfied before the issuance of the life insurance policy or a material change to an existing life insurance policy.

The new rules generally apply to life insurance policies issued after August 17, 2006. Note, however, that material increases in the death benefit or other material changes will generally cause an existing policy to be treated as a new policy and thus subject to the new requirements. The term "material" has not yet been fully defined but is expected to not include automatic increases in death benefits in order to maintain compliance of the life insurance policy tax qualification rules under the Code. An exception for certain tax-free exchanges of life insurance policies pursuant to Section 1035 of the Code may be available but is not clearly defined.



Limitations on interest deductibility for business owned life insurance. Ownership of a policy by a trade or business can limit the amount of any interest on business borrowings that entity otherwise could deduct for federal income tax purposes, even though such business borrowings may be unrelated to the policy. To avoid the limit, the


33  Other information
insured person must be an officer, director, employee or 20% owner of the trade or business entity when coverage on that person commences.

The limit does not generally apply for policies owned by natural persons (even if those persons are conducting a trade or business as sole proprietorships), unless a trade or business entity that is not a sole proprietorship is a direct or indirect beneficiary under the policy. Entities commonly have such a beneficial interest, for example, in so-called "split-dollar" arrangements. If the trade or business entity has such an interest in a policy, it will be treated the same as if it owned the policy for purposes of the limit on deducting interest on unrelated business income.

The limit generally applies only to policies issued after June 8, 1997 in taxable years ending after such date. However, for this purpose, any material change in a policy will be treated as the issuance of a new policy.


In cases where the above-discussed limit on deductibility applies, the non-deductible portion of unrelated interest on business loans is determined by multiplying the total amount of such interest by a fraction. The numerator of the fraction is the policy's average account value (excluding amounts we are holding to secure any policy loans) for the year in question, and the denominator is the average for the year of the aggregate tax bases of all the entity's other assets. Special rules apply to insurance company owners of policies which may be more restrictive.


SPLIT-DOLLAR ARRANGEMENTS. The IRS and the Treasury Department have recently issued guidance that substantially affects split-dollar arrangements. It is possible that certain split-dollar arrangements may be considered to be a form of deferred compensation under recently passed legislation, which broadens the definition of deferred compensation plans, and subject such plans to new requirements. Consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements or making any modifications to such arrangements.

ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

OTHER TAX CONSIDERATIONS. The transfer of the policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation-skipping transfer tax consequences in addition to gift and estate tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. This could include special rules for tax-exempt entities as well as for corporate or business uses of policies. Congress may also consider proposals to comprehensively reform or overhaul the U.S. tax and retirement systems. For example, the President's Advisory Panel on Federal Tax Reform announced its tax reform options several years ago. These options make sweeping changes to many longstanding tax rules. Among the proposed options are the creation of new tax-favored savings accounts which would replace many existing qualified plan arrangements and would eliminate certain tax benefits currently available to newly purchased cash value life insurance and deferred annuity products. We cannot predict what, if any, legislation will actually be proposed or enacted based on these options or what type of grandfathering will be allowed for existing life insurance policies. Consult a tax adviser with respect to legislative developments and their effect on the policy.

FUTURE (2009 OR LATER) INCREASES IN BENEFITS OR COVERAGE, ADDITION OF RIDERS, OR CERTAIN OTHER POLICY CHANGES. In addition to the other tax effects that an increase or decrease in benefits under your policy may have as discussed earlier in this Tax information section, IRS Notice 2004 - 61 as modified by Notice 2006 - 95 provides special guidance concerning the mortality charge assumptions permitted for federal income tax testing purposes for certain changes made in 2009 or later to policies issued prior to 2009 based on 1980 CSO ("Commissioner's Standard Ordinary") mortality tables.

The Notice provides a safe harbor which would not require certain 2009 or later changes to cause tax testing to become subject to the new 2001 CSO based tables. This safe harbor covers certain changes that are pursuant to the terms of the policy, including the addition or removal of a rider and an increase or decrease in the death benefit. Certain other transactions, such as a substitution of insured or ratings change, are not addressed. If we determine that a transaction would cause your policy to lose its ability to be tax tested under the 1980 CSO mortality tables under which your policy operates, we intend to refuse such 2009 or later transactions which might otherwise have been available under your policy, subject to our rules then in effect. We would take such action to help assure that your policy can continue to qualify as life insurance for federal tax testing under the 1980 CSO based tables. We may have additional guidance from the IRS before 2009 at which time such rules could begin to apply. However, there can be no assurance as to whether such guidance will be provided or what any such guidance may provide.


OUR INCOME TAXES

Currently we do not deduct a charge from the Variable Account for federal income taxes. We reserve the right to charge MONY America Variable Account L for any future federal income taxes we may incur.

Under current laws, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

VOTING OF FUND SHARES

Based on its view of present applicable law, the Company will exercise voting rights attributable to the shares of each portfolio of the Funds


                                                           Other information  34
held in the subaccounts. We will exercise such rights at any regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the Investment Company Act of 1940. Our exercise of these voting rights will be based on instructions received from persons having the voting interest in corresponding subaccounts of MONY America Variable Account L. We may elect to vote the shares of the Funds in our own right if

1. the Investment Company Act of 1940 (the "Act") or any regula tions thereunder is amended, or

2.  the present interpretation of the Act should change, and

3. as a result we determine that it is permitted to vote the shares of the Funds in our right.

The person having the voting interest under a policy is the policy owner. Unless otherwise required by applicable law, a policy owner will have the right to instruct for the number of votes of any portfolio determined by dividing his or her Fund Value in the subaccount that corresponds to the portfolio by $100. Fractional votes will be counted. The number of policy owner votes will be determined as of the date set by the Company. However, such date will not be more than 90 days prior to the date established by the corresponding Fund for determining shareholders eligible to vote at that Fund's meeting. If required by the Securities and Exchange Commission, the Company reserves the right to determine the voting rights in a different fashion. Voting instructions may be cast in person or by proxy.

If the Company does not receive voting instructions from the policy owner on time, the Company will vote his or her votes. The Company will vote in the same proportion as voting instructions received on time for all policies participating in that subaccount. The Company will also exercise the voting rights from assets in each subaccount, which are not otherwise attributable to policy owners. These votes will be exercised in the same proportion as the voting instructions that are received on time for all policies participating in that subaccount. Generally, the Company will vote any voting rights attributable to shares of portfolios of the Funds held in its General Account. These votes will be exercised in the same proportion as the aggregate votes cast with respect to shares of portfolios of the Funds held by MONY America Variable Account L and other separate accounts of the Company. One result of proportional voting is that a small number of policy owners may control the outcome of a vote.


DISREGARD OF VOTING INSTRUCTIONS

The Company may disregard voting instructions when required by state insurance regulatory authorities, if, (1) the instructions require that voting rights be exercised so as to cause a change in the subclassification or investment objective of a Portfolio, or (2) to approve or disapprove an investment advisory contract. In addition, the Company itself may disregard voting instructions of changes initiated by policy owners in the investment policy or the investment adviser (or portfolio manager) of a portfolio. The Company's disapproval of such change must be reasonable and must be based on a good faith determination that the change would be contrary to state law or otherwise inappropriate, considering the portfolio's objectives and purpose, and considering the effect the change would have on the Company. If the Company does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next report to policy owners.


REPORT TO POLICY OWNERS

A statement will be sent at least annually to each policy owner setting forth:

1.  A summary of the transactions which occurred since the last statement; and

2. Indicating the death benefit, Specified Amount, Fund Value, Cash Value, and any Outstanding Debt.

In addition, the statement will indicate the allocation of Fund Value among the Guaranteed Interest Account, the Loan Account and the subaccounts, and any other information required by law. Confirmations will be sent out upon premium payments, transfers, loans, loan repayments, withdrawals, and surrenders.

Each policy owner will also receive an annual and a semiannual report containing financial statements for MONY America Variable Account L and the Funds. The Funds' statement will include a list of the portfolio securities of the Funds, as required by the Investment Company Act of 1940, and/or such other reports as may be required by federal securities laws.


SUBSTITUTION OF INVESTMENTS AND RIGHT TO CHANGE OPERATIONS

The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the securities that are held by or may be purchased by MONY America Variable Account L or any of its other separate accounts. The Company may substitute shares of another portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the policies if:

1. Shares of any or all of the portfolios of the Funds should no longer be available for investment; or

2. In the sole judgment of the Company's management, further investment in shares of any or all portfolios of the Funds should become inappropriate in view of the purposes of the policies.

The substituted portfolio may have different fees and expenses. Where required, the Company will not substitute any shares attributable to a policy owner's interest in MONY America Variable Account L without notice, policy owner approval, or prior approval of the Securities and Exchange Commission. The Company will also follow the filing or other procedures established by applicable state insurance regulators. Applicable state insurance regulators include the Commissioner of Insurance of the State of Arizona.

The Company also reserves the right to establish additional subaccounts of MONY America Variable Account L. Each additional subaccount would invest in (1) a new portfolio of the Funds, or (2) in shares of another investment company, a portfolio thereof, or (3) another suitable investment vehicle, with a specified investment objective. New subaccounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant,


35  Other information
and any new Subaccounts will be made available to existing Policy Owners on a basis to be determined by the Company. The Company may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, or investment conditions so warrant.

If a substitution or change is made, the Company may make changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If the Company considers it to be in the best interests of persons having voting rights under the policies, MONY America Variable Account L may:

1. be operated as a management investment company under the Investment Company Act of 1940 ("the Act") or any other form permitted by law,

2. be deregistered under that Act if such registration is no longer required, or

3. be combined with other separate accounts of the Company or an affiliate thereof.

Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of MONY America Variable Account L.


CHANGES TO COMPLY WITH LAW

The Company reserves the right to make any change without consent of policy owners to the provisions of the policy to comply with, or give policy owners the benefit of, any Federal or State statute, rule, or regulation. Federal and State laws include but are not limited to requirements for life insurance contracts under the Internal Revenue Code, and regulations of the United States Treasury Department or any state.


VARIATIONS AMONG POLICIES

Time periods and other terms and conditions described in this prospectus may vary due to legal requirements in your state. These variations will be reflected in your policy. The Company or your financial professional can advise you about any variations that may apply to your policy.


                                                           Other information  36

7. The Guaranteed Interest Account

--------------------------------------------------------------------------------

You may allocate all or a portion of your net premiums and transfer Fund Value to the Guaranteed Interest Account of the Company. Amounts allocated to the Guaranteed Interest Account become part of the "General Account" of the Company, which supports insurance and annuity obligations. The amounts allocated to the General Account of the Company are subject to the liabilities arising from the business the Company conducts. Descriptions of the Guaranteed Interest Account are included in this Prospectus for the convenience of the purchaser. The Guaranteed Interest Account and the General Account of the Company have not been registered under the Securities Act of 1933 and the Investment Company Act of 1940. Accordingly, neither the Guaranteed Interest Account nor any interest therein is generally subject to the provisions of these Acts and, as a result, the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Guaranteed Interest Account. Disclosures regarding the Guaranteed Interest Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus. For more details regarding the Guaranteed Interest Account, see the policy.


GENERAL DESCRIPTION

Amounts allocated to the Guaranteed Interest Account become part of the General Account of the Company which consists of all assets owned by the Company other than those in MONY America Variable Account L and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

You may elect to allocate net premiums to the Guaranteed Interest Account, MONY America Variable Account L, or both. You may also transfer Fund Value from the subaccounts of MONY America Variable Account L to the Guaranteed Interest Account or from the Guaranteed Interest Account to the subaccounts. The Company guarantees that the Fund Value in the Guaranteed Interest Account will be credited with a minimum interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%. Such interest will be paid regardless of the actual investment experience of the Guaranteed Interest Account. In addition, the Company may in its sole discretion declare current interest in excess of the 4.5% annual rate. (The portion of a Policy Owner's Fund Value that has been used to secure Outstanding Debt will be credited with a guaranteed interest rate of 0.0121% daily, compounded daily, for a minimum effective annual rate of 4.5%.) Prior to the beginning of each calendar month, an interest rate will be declared. The declared rate will apply to premium payments and transfers into the Guaranteed Interest Account made during the calendar month. The calendar year and month the payment or transfer is made determines the "generation" of such monies. The current interest will be credited from the date of the payment or transfer for a period of 12 months beginning the first day of the monthly generation to which the payment or transfer is assigned. After the first 12 months, a renewal interest rate will be declared for a new 12-month period. At the end of the renewal period all monies will earn an interest rate which is declared monthly and applies for a one-month period.

The Company bears the full investment risk for the Fund Value allocated to the Guaranteed Interest Account.


DEATH BENEFIT

The death benefit under the policy will be determined in the same fashion if you have Fund Value in the Guaranteed Interest Account or Fund Value in the subaccounts. The death benefit under Option 1 will be equal to the Specified Amount of the Policy or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. Under Option 2, the Death Benefit will be equal to the Specified Amount of the Policy plus the Fund Value on the date of death or, if greater, Fund Value on the date of death multiplied by a death benefit percentage. See "Death benefits under the policy."


POLICY CHARGES

Deductions from premium, monthly deductions from the Fund Value, and Surrender charges will be the same if you allocate net premiums or transfer Fund Value to the Guaranteed Interest Account or allocate net premiums to the subaccounts. These charges include the sales and tax charges; the charges for the cost of insurance, administrative charge, per $1,000 of Specified Amount charge, the charge for any optional insurance benefits added by Rider, and the surrender charge. Fees for partial surrenders and, if applicable, transfer charges, will also be deducted from the Guaranteed Interest Account.

You will not directly or indirectly pay charges applicable to the portfolios, including the operating expenses of the portfolios, and the investment advisory fee charged by the portfolio managers if your Fund Value is allocated to the Guaranteed Interest Account. Likewise, the mortality and expense risk charge applicable to the Fund Value allocated to the subaccounts is not deducted from Fund Value allocated to the Guaranteed Interest Account. Any amounts that the Company pays for income taxes allocable to the subaccounts will not be charged against the Guaranteed Interest Account. However, it is important to remember that you will not participate in the investment experience of the subaccounts to the extent that Fund Values are allocated to the Guaranteed Interest Account.


TRANSFERS

Amounts may be transferred after the Right to Return Policy Period from the subaccounts to the Guaranteed Interest Account and from the Guaranteed Interest Account to the subaccounts, subject to the following limitations:

1. Transfers to the Guaranteed Interest Account may be made at any time and in any amount and are effective on the Business Day they are received at our Operations Center.


37  The Guaranteed Interest Account

2. Transfers from the Guaranteed Interest Account to the subac counts are limited to

    a. one in any policy year, and

    b. the period which begins on the policy anniversary and which ends 30 days after the policy anniversary.

If the transfer request is received on the policy anniversary, it will be processed as of the policy anniversary. If the transfer request is received within 30 days after the policy anniversary, the transfer will be effective as of the close of business on the day received if it is a Business Day. If it is not a Business Day, then at the close of business on the next day which is a Business Day. Any request received within 10 days before the policy anniversary will be considered received on the policy anniversary. Any transfer requests received at other times will not be honored, and will be returned to the policy owner.

Currently there is no charge imposed upon transfers; however, the Company reserves the right to assess such a charge in the future subject to the maximum charge guaranteed in the policy and to impose other limitations on the number and the dollar amount of transfers.


SURRENDERS AND POLICY LOANS

You may also make full surrenders and partial surrenders from the Guaranteed Interest Account to the same extent as if you had allocated premiums and cash values to the subaccounts. See "Full surrender" and "Partial surrender." Transfers and surrenders payable from the Guaranteed Interest Account, and the payment of policy loans allocated to the Guaranteed Interest Account, may be delayed for up to six months. However, the Company will not delay payment of surrenders or loans, the proceeds of which will be used to pay premiums on the policy.


                                             The Guaranteed Interest Account  38

8. More about the policy

--------------------------------------------------------------------------------

OWNERSHIP
The policy owner is the individual named as such in the application or in any later change shown in the Company's records. A change in owner can have adverse tax consequences. Consult your tax adviser as to your specific situation. While the insured is living, the policy owner alone has the right to receive all benefits and exercise all rights that the policy grants or the Company allows.

Joint owners

If more than one person is named as policy owner, they are joint owners. Any policy transaction requires the signature of all persons named jointly. Unless otherwise provided, if a joint owner dies, ownership passes to the surviving joint owner(s). When the last joint owner dies, ownership passes through that person's estate, unless otherwise provided.


BENEFICIARY

The beneficiary is the individual named as such in the application or any later change shown in the Company's records. The policy owner may change the beneficiary at any time during the life of the insured by written request on forms provided by the Company. The Company must receive the request at its administrative office. The change will be effective as of the date this form is signed. Contingent and/or concurrent beneficiaries may be designated. The policy owner may designate a permanent beneficiary, whose rights under the policy cannot be changed without his or her consent. Unless otherwise provided, if no designated beneficiary is living upon the death of the insured, the death benefit proceeds will be payable to the insured's estate.

The Company will pay the death benefit proceeds to the beneficiary. Unless otherwise provided, the beneficiary must be living at the time of the insured's death to receive the proceeds. Living means living on the earlier of: (a) the day due proof of the insured's death is received by us at the Home Office; and
(b) the 14th day after the insured's death.

The policy

This Policy is a contract between the policy owner and the Company. The entire contract consists of the policy, a copy of the initial application, all subsequent applications to change the policy, any endorsements, all riders, and all additional policy information sections (specification pages) added to the policy.


NOTIFICATION AND CLAIMS PROCEDURES

Any election, designation, change, assignment, or request made by you must be in writing on a form acceptable to the Company. The Company is not liable for any action taken before such written notice is received and recorded. The Company may require that the policy be returned for any policy change or upon its surrender.

If an insured dies while the policy is in effect, notice should be given to the Company as soon as possible. Claim procedure instructions will be sent immediately. As due proof of death, the Company may require proof of age and a certified copy of a death certificate. The Company may also require the beneficiary and the insured's next of kin to sign authorizations as part of this process. These authorization forms allow the Company to obtain information about the insured, including but not limited to medical records of physicians and hospitals used by the insured.


PAYMENTS

Within seven days after the Company receives all the information needed for processing a payment, the Company will:

(1) Pay death benefit proceeds (Please note that if death benefit pro ceeds are not paid by the end of 30 days from the date we receive due proof of death of the insured, we will pay interest on the proceeds if required by the state in which the policy is delivered at the rate specified by that state. If we pay interest, it will be from the date of death to the date of payment of proceeds); and

(2) Pay the Cash Value on surrender, partial surrenders and loan pro ceeds based on allocations made to the subaccounts.

However, the Company can postpone the calculation or payment of such a payment or transfer of amounts based on investment performance of the subaccounts if:

(1) The New York Stock Exchange is closed on other than customary weekend and holiday closing or trading on the New York Stock Exchange is restricted as determined by the SEC; or

(2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Account's net assets.


Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about your account to government regulators.


PAYMENT PLAN/SETTLEMENT PROVISIONS

Maturity or surrender benefits may be used to purchase a payment plan providing monthly income for the lifetime of the Insured. Death benefit proceeds may be used to purchase a payment plan providing monthly income for the lifetime of the beneficiary. If a payment plan is purchased the monthly payments consisting of proceeds plus interest will be paid in accordance with the payment plan selected under your policy. Please refer to the settlement option provisions in your policy for details. The purchase rates for the payment plan are guaranteed



39  More about the policy
not to exceed those shown in the policy, but current rates that are lower (i.e., providing greater income) may be established by the Company from time to time. This benefit is not available if the income would be less than $25 a month or if the proceeds are less than $1,000. Maturity or surrender benefits or death benefit proceeds may be used to purchase any other payment plan that the Company makes available at that time.

Even if the death benefit under the policy is excludible from income, payments under payment plans may not be excludible in full. This is because earnings on the death benefit after the insured's death are taxable and payments under the payment plans generally include such earnings. You should consult a tax adviser as to the tax treatment of payments under the payment plans.


PAYMENT IN CASE OF SUICIDE

If the insured dies by suicide, (1) while sane or insane, (2) within two years from the date of issue or reinstatement date, the Company will limit the death benefit proceeds to the premium payments less any partial surrender amounts (and their fees) and any Outstanding Debt. If an insured dies by suicide, (1) while sane or insane, (2) within two years of the effective date of any increase in the Specified Amount, the Company will refund the cost of insurance charges made with respect to such increase.


ASSIGNMENT

You may assign your policy as collateral security for a loan or other obligation. No assignment will bind the Company unless the original, or a copy, is received at the Company's administrative office. The assignment will be effective only when recorded by the Company. An assignment does not change the ownership of the policy. However, after an assignment, the rights of any policy owner or beneficiary will be subject to the assignment. The entire policy, including any attached payment option or rider, will be subject to the assignment. The Company will rely solely on the assignee's statement as to the amount of the assignee's interest. The Company will not be responsible for the validity of any assignment. Unless otherwise provided, the assignee may exercise all rights this policy grants except (a) the right to change the policy owner or beneficiary, and (b) the right to elect a payment option. Assignment of a policy that is a modified endowment contract may generate taxable income. (See "Federal income tax considerations.")


ERRORS ON THE APPLICATION

If the age or gender of the insured has been misstated, the death benefit under this policy will be the sum of (a) and (b), where:

    (a) is the Fund Value on the date of death; and

    (b) is the amount at risk on the last monthly anniversary day, multiplied by the ratio of the insurance rate on the last monthly anniversary day based on the incorrect age or gender to the insurance rate that would have applied on that monthly anniversary day based on the correct age and gender.


INCONTESTABILITY

The Company may contest the validity of this policy if any material misstatements are made in the application. However, the policy will be incontestable as follows:

1. The initial Specified Amount cannot be contested after the policy has been in force during the insured's lifetime for two years from the Date of Issue; and

2. An increase in the Specified Amount or any reinstatement cannot be contested after the increase or the reinstated policy has been in force during an Insured's lifetime for two years from its effective date.

POLICY ILLUSTRATION FEE

Upon written request, the Company will send you an illustration of future benefits under the policy based on both guaranteed and current cost assumptions. We charge a fee of up to $25 for this service and we will bill you for this amount. This is not a charge that is deducted from your Fund Value

DISTRIBUTION OF THE POLICIES

The Policies are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of MONY America Variable Account L.+ The offering of the policies is intended to be continuous.


AXA Advisors and AXA Distributors are affiliates of the Company and are registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The Distributors are under the common control of AXA Financial, Inc. Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable life and annuity products. As of June 6, 2005, registered representatives of MONY Securities Corporation became registered representatives of AXA Advisors.


The policies are sold by financial professionals of AXA Advisors and its affiliates. The policies are also sold by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers").

The Company pays sales compensation to both Distributors. In general, the Distributors will pay all or a portion of the sales compensation they receive from the Company to individual financial representatives or Selling broker-dealers. The Selling broker-dealers will, in turn, pay all or a portion of the compensation they receive from the Distributors to individual financial representatives as commissions related to the sale of the policies.

Premium-based compensation paid by the Company to the Distributors will generally not exceed 110% of the first year premiums paid. Thereafter, premium-based compensation shall not exceed 4.0% of premiums paid in years 2-10. Beginning in the sixth policy year, the Distributors will receive ongoing asset-based compensation up to a maximum of 0.10% annually of the Fund Value of the Policy.


----------------------
+ Prior to June 6, 2005, MONY Securities Corporation served as both the distributor and principal underwriter of the Contracts.


                                                       More about the policy  40

Upon any subsequent increase in Specified Amount, premium-based compensation will equal a maximum of 110% of the increase in premiums paid. Thereafter, compensation will return to the applicable base percentage of any additional premiums paid as described above.

The premium-based and asset-based compensation paid by the Distributors varies among financial professionals and among Selling broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with the Company.


The Distributors may pay certain affiliated and/or unaffiliated Selling broker-dealers and other financial intermediaries additional compensation in recognition of certain expenses that may be incurred by them or on their behalf. The Distributors may also pay certain broker-dealers or other financial intermediaries additional compensation for enhanced marketing opportunities and other services (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of the Company's product on a company and/or product list; sales personnel training; product training; business reporting; technological support; due diligence and related costs; advertising; marketing and related services; conferences; and/or other support services, including some that may benefit the policy owner. Payments may be based on the amount of assets or premiums attributable to policies sold through a Selling broker-dealer or such payments may be a fixed amount. The Company may also make fixed payments to Selling broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of the Company's products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of particular products, the Distributors may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). Marketing allowances and sales incentives are made out of the Distributors' assets. Not all Selling broker-dealers receive these kinds of payments. For more information about any such arrangements, ask your financial professional.


The Distributors receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. The Distributors or their affiliates may also receive payments from the advisers of the portfolios or their affiliates to help defray expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective portfolios. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors or their affiliates may also receive other payments from the advisers of the portfolios or their affiliates for providing distribution, administrative and/or shareholder support services.


In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or cash compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." Certain components of the compensation of financial professionals who are managers are based on the sale of affiliated variable products. Managers earn higher compensation (and credits toward awards and bonuses) if those they manage sell more affiliated variable products. AXA Advisors may provide other forms of compensation to its financial professionals including health and retirement benefits. For tax reasons, AXA Advisors' financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of the Company's products. However, under applicable rules of FINRA, financial professionals of AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals of AXA Advisors may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.


In addition, AXA Advisors may offer sales incentive programs to financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products which provide non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.


Although the Company takes all of its costs into account in establishing the level of fees and expenses in its products, any premium-based and asset-based compensation paid by the Company to the Distributors will not result in any separate charge to you under your policy. All payments made will be in compliance with all applicable FINRA rules and other laws and regulations.



41  More about the policy

9. More about the Company

--------------------------------------------------------------------------------

MANAGEMENT

The business address for the officers and directors of MONY Life Insurance Company of America ("MONY America"), unless otherwise stated, is 1290 Avenue of the Americas, New York, NY 10104.


No officer or director listed below receives any compensation from Variable Account L. In addition, MONY America and its affiliates pay no separately allocable compensation to any person listed below for services rendered to Variable Account L.




DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Henri de Castries                      Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    September 1993); Chairman of the Board of AXA Financial (since April 1998); Vice Chairman
25, Avenue Matignon                    (February 1996 to April 1998). Chairman of the Management Board (since May 2001) and Chief
75008 Paris, France                    Executive Officer of AXA (January 2000 to May 2002); Vice Chairman of AXA's Management
                                       Board (January 2000 to May 2001). Director or officer of various subsidiaries and affiliates of the AXA Group. Director of AllianceBernstein Corporation, the general partner of
                                       AllianceBernstein Holding and AllianceBernstein. A former Director of Donaldson, Lufkin and
                                       Jenrette ("DLJ") (July 1993 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Denis Duverne                          Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
AXA                                    February 1998). Member of the AXA Management Board (since February 2003) and Chief Financial
25, Avenue Matignon                    Officer (since May 2003), prior thereto, Executive Vice President, Finance, Control and
75008 Paris, France                    Strategy, AXA (January 2000 to May 2003); prior thereto Senior Executive Vice President,
                                       International (US-UK-Benelux) AXA (January 1997 to January 2000); Member of the AXA Executive
                                       Committee (since January 2000); Director, AXA Financial (since November 2003),
                                       AllianceBernstein (since February 1996) and various AXA affiliated companies. Former Director of DLJ (February 1997 to November 2000).
------------------------------------------------------------------------------------------------------------------------------------
Mary (Nina) Henderson                  Director, MONY Life and MONY America (since July 2004); Founder of Henderson Advisory
Henderson Advisory Consulting          Consulting (since January 2001); Retired Corporate Vice President, Core Business Development
425 East 86th Street, Apt. 12-C        of Bestfoods (June 1999 to December 2000). Prior thereto, President, Bestfoods Grocery
New York, NY 10028                     (formerly CPC International, Inc.) and Vice President, Bestfoods (1997 to 2000). Director and
                                       Chairperson of the Nominating & Governance Committee and Lead Director of DelMonte Foods Co.,
                                       Director and Member of the Audit Committee of PACTIV Corporation and Royal Dutch Shell plc;
                                       Former Director, Hunt Corporation (1992 to 2002); Director, AXA Financial and AXA Equitable
                                       (since December 1996).
------------------------------------------------------------------------------------------------------------------------------------
James F. Higgins                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Morgan Stanley                         December 2002). Senior Advisor, Morgan Stanley (since June 2000); Director/Trustee, Morgan
Harborside Financial Center            Stanley Funds (since June 2000); Director, AXA Financial (since December 2002); President and
Plaza Two, Second Floor                Chief Operating Officer -- Individual Investor Group, Morgan Stanley Dean Witter (June 1997
Jersey City, NJ 07311                  to June 2000); President and Chief Operating Officer -- Dean Witter Securities, Dean Witter
                                       Discover & Co. (1993 to May 1997); Director and Chairman of the Executive Committee,
                                       Georgetown University Board of Regents; Director, The American Ireland Fund; and a member of
                                       The American Association of Sovereign Military Order of Malta.
------------------------------------------------------------------------------------------------------------------------------------


                                                       More about the Company 42

DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Scott D. Miller                        Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
Six Sigma Academy                      September 2002). Chief Executive Officer, (since February 2005) of Six Sigma Academy. Prior
315 East Hopkins Avenue                thereto, President (May 2004 to February 2005). Prior thereto, Vice Chairman (March 2003 to
Aspen, CO 81611                        May 2004), Hyatt Hotels Corporation; President (January 2000 to March 2003); Director, AXA
                                       Financial (since September 2002); NAVTEQ (since May 2004); Director, Interval International
                                       (January 1998 to June 2003); Executive Vice President, Hyatt Development Corporation (1997 to
                                       2000); Director, Schindler Holdings, Ltd. (January 2002 to 2006).
------------------------------------------------------------------------------------------------------------------------------------
Joseph H. Moglia                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
TD Ameritrade Holding Corporation      November 2002). Chief Executive Officer, TD Ameritrade Holding Corporation (since March
4211 South 102nd Street                2001); Director, AXA Financial (since November 2002); Senior Vice President, Merrill Lynch &
Omaha, NE 68127                        Co., Inc. (1984 to March 2001).
------------------------------------------------------------------------------------------------------------------------------------
Peter J. Tobin                         Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since
1 Briarwood Lane                       March 1999); Special Assistant to the President, St. John's University (September 2003 to
Denville, NJ 07834                     June 2005); prior thereto, Dean, Peter J. Tobin College of Business, St. John's University
                                       (August 1998 to September 2003). Director, AllianceBernstein Corporation (since May 2000);
                                       CIT Group, Inc. (May 1984 to June 2001, June 2002 to present), H. W. Wilson Co. and Junior
                                       Achievement of New York, Inc. and Member and Officer of Rock Valley Tool, LLC. Director of
                                       AXA Financial (since March 1999).
------------------------------------------------------------------------------------------------------------------------------------
Bruce W. Calvert                       Director, MONY Life and MONY America (since July 2004); Director of AXA Equitable (since May
CALCAP LLC                             2001); Currently, Managing Member, CALCAP LLC (April 2007 to present). Formerly, Executive
231 Brushy Ridge Road                  Advisor to the Chief Executive Officer of AllianceBernstein Corporation (2003 to March 2007);
New Canaan, CT 06840                   Director (October 1992 to December 2004), Chairman of the Board (May 2001 to December
                                       2004) and Chief Executive Officer (January 1999 to June 2003), AllianceBernstein Corporation;
                                       Vice Chairman (May 1993 to April 2001) and Chief Investment Officer (May 1993 to January
                                       1999), AllianceBernstein Corporation; Director, AXA Financial (since May 2001); Former Vice
                                       Chairman of the Board of Trustees of Colgate University; Former Trustee of the Mike Wolk
                                       Heart Foundation; Member of the Investment Committee of The New York Community Trust.
------------------------------------------------------------------------------------------------------------------------------------
Charlynn Goins                         Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
New York City Health and Hospitals     2006). Chairperson of New York City Health and Hospitals Corporation (since June 2004).
Corporation                            Prior thereto, Independent Trustee of the Mainstay Funds, c/o New York Life Insurance
125 Worth Street, Suite 519            Company's family of  mutual funds (March 2001 to July 2006). Member of the Distribution
                                       Committee of The New York York, NY 10013 Community Trust (since 2002); Member of the Board of
                                       Trustees of the Brooklyn Museum (since 2002); Member of the Council on Foreign Relations
                                       (since 1991).
------------------------------------------------------------------------------------------------------------------------------------
Anthony J. Hamilton                    Director of AXA Financial, Inc. (since December 1995). Director of AXA Equitable, MONY Life
AXA UK plc                             and MONY America (since May 2006). Chairman of AXA UK plc (since 1997). Prior thereto, Chief
5 Old Broad Street                     Executive Officer (1978 to October 2002) and Director (April 1978 to January 2005) of
London, England EC2N 1AD               Fox-Pitt, Kelton Group Limited. Currently, Chairman of the Investment Committee and Chairman
                                       of the Remuneration and Nomination Committee of AXA UK plc; Member of the Supervisory Board
                                       and Chairman of the Audit Committee and Member of the Compensation Committee of AXA (since
                                       1997); Director of Binley Limited (since 1994); Director of TAWA plc (since 2004);
                                       Member of the Board of Governors of Club de Golf Valderrama (since June 2006).
------------------------------------------------------------------------------------------------------------------------------------
Lorie A. Slutsky                       Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since September
The New York Community Trust           2006). President of The New York Community Trust (since 1990). Prior thereto, Executive
909 Third Avenue                       Vice President of The New York Community Trust (1987 to 1990). Director and Chairperson of
New York, NY 10022                     Corporate Governance Committee and Member of Executive and Compensation Committees of
                                       AllianceBernstein Corporation (since July 2002); Director (since 1997) and Chairman of the Board (since April 2004) of BoardSource; Co-Chairperson of Panel on the Nonprofit Sector
                                       (since May 2005); Trustee of The New School University (since 1999); Chairman of the Board of
                                       Governors of the Milano School of Management & Urban Policy (The New School) (since September
                                       2003).
------------------------------------------------------------------------------------------------------------------------------------


43 More about the Company

DIRECTORS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Ezra Suleiman                          Director of AXA Financial, Inc., AXA Equitable, MONY Life and MONY America (since May 2006).
Princeton University                   Concurrently: Professor of Politics, IBM Professor of International Studies - Director,
Corwin Hall                            Program in European Studies (since September 1979) and Professor of Politics (since September
Princeton, NJ 08544                    1979) of Princeton University. Member of AXA's Supervisory Board (since April 2003);
                                       Currently, Member of AXA's Selection, Governance and Human Resources Committee and Audit
                                       Committee; Chairman of the Scientific Board of AXA Research Fund; Member of the Management
                                       Committee of Institut Montaigne; Member of the Editorial Board of Comparative Politics;
                                       Member of the Editorial Committee of La Revue des Deux Mondes and Politique Am-ricaine;
                                       Member of HEC International Advisory Board.
------------------------------------------------------------------------------------------------------------------------------------




OFFICERS -- DIRECTORS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Christopher M. Condron                 Director, Chairman of the Board, President (July 2004 to September
                                       2005, February 2006 to present) and Chief Executive Officer, MONY Life and MONY America
                                       (since July 2004); Chairman of the Board, President (July 2004 to September 2005) and Chief
                                       Executive Officer, MONY Holdings, LLC (July 2004 to November 2007); Director, Chairman of
                                       the Board, President (May 2002 to September 2005, February 2006 to present) and Chief
                                       Executive Officer, AXA Equitable (since May 2001); Director, President and Chief Executive
                                       Officer, AXA Financial (since May 2001); Chairman of the Board, President (May 2001 to
                                       September 2005, February 2006 to present) and Chief Executive Officer (AXA Equitable
                                       Financial Services, LLC (since May 2001); Member of AXA's Management Board (since May 2001);
                                       Member of AXA's Executive Committee; Director (since May 2004) and President (since
                                       September 2005), AXA America Holdings, Inc.; Director, AllianceBernstein Corporation (since
                                       May 2001); Director, Chairman of the Board, President (June 2001 to September 2005, January
                                       2006 to present) and Chief Executive Officer, AXA Life and Annuity Company (since June
                                       2001); Director and Chairman, U.S. Financial Life Insurance Company (December 2006 to May
                                       2007); Member of the Board, American Council of Life Insurers (since January 2007);
                                       Director, Chairman of the Compensation Committee and Member of the Audit Committee and
                                       Corporate Governance and Nominating Committee, KBW, Inc. (since January 2007); Director,
                                       Vice Chairman and Member of Financial Services Roundtable; Director, The Advest Group, Inc.
                                       (July 2004 to December 2005); Director and Treasurer, The American Ireland Fund (since
                                       1999); Board of Trustees of The University of Scranton (1995 to 2002); Former Member of the
                                       Investment Company Institute's Board of Governors (October 2001 to 2005); prior thereto,
                                       October 1997 to October 2000) and Executive Committee (1998 to 2000); Former Trustee of The
                                       University of Pittsburgh; Former Director, St. Sebastian Country Day School (1990 to June
                                       2005); Former Director, the Massachusetts Bankers Association; President and Chief Operating
                                       Officer, Mellon Financial Corporation (1999 to 2001); Chairman and Chief Executive Officer,
                                       Dreyfus Corporation (1995 to 2001).
------------------------------------------------------------------------------------------------------------------------------------




OTHER OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Leon B. Billis                         Executive Vice President and AXA Group Deputy Chief Information Officer, MONY
                                       Life and MONY America (since July 2004); Executive Vice President (since February 1998) and
                                       AXA Group Deputy Chief Information Officer (since February 2001); AXA Equitable and AXA
                                       Equitable Financial Services, LLC (since September 1999). Director, President and Chief
                                       Executive Officer, AXA Technology Services (since 2002); prior thereto, Chief Information
                                       Officer (November 1994 to February 2001). Previously held other officerships with AXA
                                       Equitable.
------------------------------------------------------------------------------------------------------------------------------------


                                                       More about the Company 44

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jennifer Blevins                       Executive Vice President, MONY Life and MONY America (since July 2004); Executive Vice
                                       President (since January 2002), AXA Equitable; Executive Vice President (since January 2002),
                                       AXA Equitable Financial Services, LLC; Director, MONY Assets Corp. (since June 2006);
                                       Director, MONY Benefits Management Corp. (since July 2004); prior thereto, Senior Vice
                                       President and Managing Director, Worldwide Human Resources, Chubb and Son, Inc. (1999 to
                                       2001); Senior Vice President and Deputy Director of Worldwide Human Resources, Chubb and Son,
                                       Inc. (1998 to 1999).
------------------------------------------------------------------------------------------------------------------------------------
Harvey Blitz                           Senior Vice President (since July 2004) MONY Life and MONY America; Senior Vice President
                                       (September 1987 to present) AXA Equitable; Senior Vice President (since July 1992) AXA
                                       Financial, Inc.; Senior Vice President (since September 1999) AXA Equitable Financial
                                       Services, LLC; Senior Vice President, AXA America Holdings, Inc. (since September 2005);
                                       Senior Vice President (since December 1999) AXA Life and Annuity Company; Director (since
                                       January 2006) and Chairman of the Board (June 2003 to March 2005) Frontier Trust Company, FSB
                                       ("Frontier"); Director (since July 1999) AXA Advisors LLC; Senior Vice President (since July
                                       1999) and former Director (July 1999 until July 2004) AXA Network, LLC (formerly EquiSource);
                                       Director and Officer of various AXA Equitable affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Kevin R. Byrne                         Senior Vice President and Treasurer (July 2004 to present), and Chief Investment
                                       Officer (September 2004 to present), MONY Financial Services, Inc., MONY Life Insurance
                                       Company and MONY Life Insurance Company of America. Senior Vice President (July 1997 to
                                       present), Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (February 1989 to July 1997), Deputy Treasurer
                                       (until September 1993), AXA Equitable. Senior Vice President (September 1997 to present),
                                       Treasurer (September 1993 to present) and Chief Investment Officer (September 2004 to present), and prior thereto, Vice President (May 1992 to September 1997) and Assistant
                                       Treasurer (May 1992 to September 1993), AXA Financial, Inc. Senior Vice President and
                                       Treasurer (since September 1999) and Chief Investment Officer (since September 2004), AXA
                                       Financial Services, LLC. Senior Vice President (since September 2005), AXA America Holdings,
                                       Inc. Director (July 2004 to December 2005), The Advest Group, Inc. and Boston Advisors, Inc.
                                       Director, Chairman of the Board and President (July 2004 to December 2005), MONY Capital
                                       Management, Inc. Director, Senior Vice President and Treasurer (since July 2004), MONY
                                       Benefits Management Corp. Director and Chairman of the Board (July 2004 to May 2005), Matrix
                                       Private Equities, Inc. and Matrix Capital Markets Group, Inc. Director, Treasurer (since July
                                       2004), and Senior Vice President (since December 2006); 1740 Advisers, Inc. Director,
                                       Executive Vice President and Treasurer (since July 2004), MONY Asset Management, Inc.;
                                       Director (since July 2004) and Chief Financial Officer (since April 2006), MONY Agricultural
                                       Investment Advisers, Inc. President and Treasurer (since October 2004), MONY International
                                       Holdings, LLC. Director, President and Treasurer (since November 2004), MONY Life Insurance
                                       Company of the Americas, Ltd. and MONY Bank & Trust Company of the Americas, Ltd. Director
                                       and Deputy Treasurer (since December 2001), AXA Technology Services. Senior Vice President,
                                       Chief Investment Officer (since September 2004) and Treasurer (since December 1997), AXA Life
                                       & Annuity Company. Treasurer, Frontier Trust Company, FSB (June 2000 until July 2007); and
                                       AXA Network, LLC (since December 1999). Director (since July 1998), Chairman (since August
                                       2000), and Chief Executive Officer (since September 1997), Equitable Casualty Insurance
                                       Company. Senior Vice President and Treasurer, AXA Distribution Holding Corporation (since
                                       November 1999); and AXA Advisors, LLC (since December 2001). Director, Chairman, President and Chief Executive Officer (August 1997 to June 2002), Equitable JV Holding Corporation.
                                       Director (since July 1997), and Senior Vice President and Chief Financial Officer (since
                                       April 1998), ACMC, Inc. Director, President and Chief Executive Officer (since December
                                       2003), AXA Financial (Bermuda) Ltd. Director (since January 2005), Senior Vice President and
                                       Chief Investment Officer (since February 2005), U.S. Financial Life Insurance Company;
                                       Treasurer (November 2000 to December 2003), Paramount Planners, LLC. Vice President and
                                       Treasurer (March 1997 to December 2002) EQ Advisors Trust. Director (July 1997 to May 2001)
                                       and President and CEO (August 1997 to May 2001), EQ Services, Inc. Director, AXA Alternative
                                       Advisors, Inc. (formerly AXA Global Structured Products); Director, Executive Vice President
                                       and Treasurer (July 2004 to February 2005), MONY Realty Capital, Inc. and MONY Realty
                                       Partners, Inc.
------------------------------------------------------------------------------------------------------------------------------------


45 More about the Company

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Richard S. Dziadzio                    Executive Vice President (since September 2004) and Chief Financial Officer (since December
                                       2006), AXA Equitable, prior thereto, Executive Vice President and  Deputy Chief Financial
                                       Officer (September 2005 to December 2006); Executive Vice President (since July 2004) and
                                       Chief Financial Officer (since December 2006), MONY Life and MONY America, prior thereto,
                                       Executive Vice President and Deputy Chief Financial Officer (September 2005 to December
                                       2006); Executive Vice President (since September 2005) and Chief Financial Officer (since
                                       December 2006), AXA Financial, prior thereto, Executive Vice President and Deputy Chief
                                       Financial Officer (September 2005 to December 2006); Director (since January 2007), Executive
                                       Vice President (since September 2004) and Chief Financial Officer (since December 2006), AXA
                                       Equitable Financial Services, LLC; Director (since July 2004), AXA Advisors, LLC; Director and Executive Vice President (since December 2006), AXA America Holdings, Inc.; Executive
                                       Vice President and Chief Financial Officer (since December 2006), AXA Life and Annuity
                                       Company; Executive Vice President and Chief Financial Officer (since December 2006), AXA
                                       Distribution Holding Corporation; Director (since July 2004), MONY Capital Management, Inc.
                                       and MONY Agricultural Investment Advisers, Inc.; Director, Executive Vice President and Chief
                                       Financial Officer (since December 2006), MONY Financial Services, Inc.; Executive Vice
                                       President and Chief Financial Officer (since December 2006), MONY Holdings, LLC; Director
                                       (July 2004 to November 2007), 1740 Advisers, Inc. and MONY Asset Management, Inc.; Director
                                       (since November 2004), Frontier Trust Company, FSB; Director (January 2005 to July 2007),
                                       MONY Financial Resources of the Americas Limited. Formerly, Director (July 2004 to December
                                       2005), The Advest Group, Inc.; Director (July 2004 to February 2005), MONY Realty Capital,
                                       Inc. and MONY Realty Partners, Inc.; Director (July 2004 to May 2005), Matrix Capital Markets
                                       Group, Inc. and Matrix Private Equities, Inc. Business Support and Development (February 2001
                                       to June 2004), GIE AXA; Head of Finance Administration (November 1998 to February 2001), AXA
                                       Real Estate Investment Managers.
------------------------------------------------------------------------------------------------------------------------------------
Mary                                   Beth Farrell Executive Vice President, MONY Life and MONY America (since July 2004);
                                       Executive Vice President (since December 2001), AXA Equitable; prior thereto, Senior Vice
                                       President (December 1999 to December 2001); Senior Vice President and Controller, GreenPoint
                                       Financial/GreenPoint Bank (May 1994 to November 1999); Executive Vice President (since
                                       December 2001), AXA Equitable Financial Services, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Stuart L. Faust                        Senior Vice President and Deputy General Counsel, MONY Life and MONY America (since
                                       July 2004); Senior Vice President and Deputy General Counsel, MONY Holdings, LLC (July
                                       2004 to November 2007) and MONY Financial Services, Inc. (since July 2004); Senior Vice
                                       President (since September 1997) and Deputy General Counsel (since November 1999), AXA
                                       Equitable; prior thereto, Senior Vice President and Associate General Counsel (September 1997
                                       to October 1999); Senior Vice President and Deputy General Counsel (September 2001 to
                                       present), AXA Financial; Senior Vice President (since September 1999) and Deputy General
                                       Counsel (since November 1999), AXA Equitable Financial Services, LLC. Senior Vice President
                                       and Deputy General Counsel, AXA Life and Annuity Company. Senior Vice President, AXA
                                       Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Alvin H. Fenichel                      Senior Vice President and Controller, MONY Life and MONY America (since July 2004); Senior
                                       Vice President and Controller, AXA Equitable, AXA Financial, AXA Equitable Financial
                                       Services, LLC, and MONY Financial Services, Inc. Senior Vice President and Controller, AXA
                                       Life and Annuity Company (since December 1999). Previously held other officerships with AXA
                                       Equitable and its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
Barbara Goodstein                      Executive Vice President (since July 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since July 2005), AXA Equitable.
                                       Director (since November 2005), AXA Advisors, LLC. Senior Vice President (September 2001 to
                                       January 2005), JP Morgan Chase; President and Chief Executive Officer (February 1998 to
                                       August 2001), Instinet.com.
------------------------------------------------------------------------------------------------------------------------------------
James D. Goodwin                       Senior Vice President (July 2004 to present) of MONY Life and MONY America. Senior Vice
                                       President (February 2001 to present) AXA Equitable. Senior Vice President (February 2001 to
                                       present) of AXA Equitable Financial Services, LLC; Senior Vice President (April 2002 to
                                       present) of AXA Advisors, LLC; Vice President (July 2000 to present) of AXA Network, LLC, AXA
                                       Network of Alabama, LLC, AXA Network of Connecticut, Maine and New York, LLC and AXA Network
                                       Insurance Agency of Massachusetts, LLC; Vice President (July 2004 to present) of MONY
                                       Brokerage, Inc., MBI Insurance Agency of Alabama, Inc., MBI Insurance Agency of
                                       Massachusetts, Inc., MBI Insurance Agency of New Mexico, Inc., MBI Insurance Agency of Ohio,
                                       Inc. and MBI Insurance Agency of Washington, Inc.
------------------------------------------------------------------------------------------------------------------------------------


                                                       More about the Company 46

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey Green                          Senior Vice President (since July 2004) of MONY Life and MONY America. Senior Vice
                                       President (September 2002 to present) AXA Equitable. Senior Vice President (since September
                                       2002) of AXA Equitable Financial Services, LLC; Director, President and Chief Operating
                                       Officer (since November 2002) AXA Network, LLC; Senior Vice President (since October 2002)
                                       AXA Advisors, LLC. Director, President and Chief Operating Officer (since July 2004), MONY
                                       Brokerage, Inc. and its subsidiaries. Senior Vice President, Product Manager of Solomon Smith
                                       Barney (1996 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
Karen Field Hazin                      Vice President, Secretary and Associate General Counsel (since June 2005), MONY
                                       Life, MONY America and AXA Equitable Financial Services, LLC. Vice President, Secretary and
                                       Associate General Counsel (since June 2005), AXA Equitable; prior thereto, Counsel (April
                                       2005 to June 2005), Assistant Vice President and Counsel (December 2001 to June 2003),
                                       Counsel (December 1996 to December 2001). Vice President, Secretary and Associate General
                                       Counsel (since June 2005), AXA Financial, Inc. Vice President and Secretary (since September
                                       2005), AXA America Holdings, Inc. Vice President, Secretary and Associate General Counsel
                                       (since June 2005), AXA Life and Annuity Company. Vice President, Secretary and Associate
                                       General Counsel (since June 2005), AXA Distribution Holding Corporation. Vice President,
                                       Secretary and Associate General Counsel (June 2005 until November 2007), MONY Holdings, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Gary W. Hirschkron                     Senior Vice President, MONY Life and MONY America (since July 2004); Senior Vice President,
                                       AXA Equitable (since September 2002), Senior Vice President, AXA Equitable Financial
                                       Services, LLC (since September 2002); prior thereto, Managing Director, Management
                                       Compensation Group Northwest, LLC (1983 to September 2002).
------------------------------------------------------------------------------------------------------------------------------------
William J. McDermott                   Executive Vice President, AXA Equitable Financial Services, LLC, MONY Life Insurance Company
                                       and MONY Life Insurance Company of America (September 2007 to present); Executive Vice
                                       President, Fidelity Investments (December 1995 to June 2007).
------------------------------------------------------------------------------------------------------------------------------------
Andrew McMahon                         Executive Vice President (since September 2005), MONY Life, MONY America and AXA Equitable
                                       Financial Services, LLC; prior thereto, Senior Vice President (March 2005 to September 2005).
                                       Executive Vice President (since September 2005), AXA Equitable; prior thereto, Senior Vice
                                       President (March 2005 to September 2005). Director (since December 2005) and Chairman of the
                                       Board (since July 2007); prior thereto, Vice Chairman of the Board (December 2005 until July
                                       2007), AXA Network, LLC, AXA Network of Connecticut, Maine and New York, LLC, AXA Network
                                       Insurance Agency of Massachusetts, LLC. Director and Vice Chairman of the Board (since
                                       January 2006), MONY Brokerage, Inc and its subsidiaries. Director (since February 2007) and
                                       Chairman of the Board (since July 2007), AXA Advisors, LLC. Partner (June 1997 to March
                                       2005), McKinsey & Company.
------------------------------------------------------------------------------------------------------------------------------------
Charles A. Marino                      Executive Vice President (since September 2006) and Chief Actuary (since September
                                       2005), AXA Equitable, prior thereto, Senior Vice President (September 2000 to September
                                       2006), Actuary (May 1998 to September 2005), Vice President (May 1998 to September 2000),
                                       Assistant Vice President (October 1991 to May 1998); Executive Vice President (since
                                       September 2006) and Chief Actuary (since September 2005), MONY Life and MONY America, prior thereto, Senior Vice President (July 2004 to September 2006); Executive Vice President (since
                                       September 2006) and Chief Actuary (since September 2005), AXA Equitable Financial Services,
                                       LLC, prior thereto, Senior Vice President (September 2000 to September 2006), Actuary
                                       (September 1999 to September 2005). Director and Vice President (since December 2003), AXA
                                       Financial (Bermuda) Ltd. Senior Vice President and Appointed Actuary, AXA Life and Annuity
                                       Company. Director (since May 2007) and President (since January 2008), U.S. Financial Life
                                       Insurance Company, prior thereto, Senior Vice President (December 2004 to January 2008) and
                                       Chief Actuary (August 2006 to January 2008); Appointed Actuary (December 2004 to August
                                       2006). Senior Vice President and Actuary, AXA Corporate Solutions Life Reinsurance Company.
------------------------------------------------------------------------------------------------------------------------------------
Kevin E. Murray                        Executive Vice President and Chief Information Officer (February 2005 to present)
                                       of MONY Life and MONY America. Executive Vice President and Chief Information Officer
                                       (February 2005 to present); prior thereto, Senior Vice President (September 2004 to February
                                       2005) AXA Equitable. Senior Vice President (February 2005 to present) of AXA Equitable
                                       Financial Services, LLC. Senior Vice President / Group Chief Information Officer (1996 to
                                       September 2004) of AIG.
------------------------------------------------------------------------------------------------------------------------------------


47 More about the Company

OTHER OFFICERS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
 Name and Principal Business Address   Business Experience Within Past Five Years
------------------------------------------------------------------------------------------------------------------------------------
Andrew Raftis                          Senior Vice President and Auditor, AXA Financial, Inc., AXA Equitable Financial
                                       Services, LLC, MONY Life Insurance Company and MONY Life Insurance Company of America (since
                                       September 2007); Deputy Head of AXA Group Audit, GIE AXA (January 2002 to June 2007); Group
                                       Risk Management Executive, AXA Asia Pacific (October 1997 to December 2001); Group Compliance
                                       Manager and Corporate Lawyer, AXA National Mutual (February 1989 to October 1997); Lawyer,
                                       Molomby & Molomby (Middletons) (February 1986 to January 1989).
------------------------------------------------------------------------------------------------------------------------------------
Anthony F. Recine                      Senior Vice President, Chief Compliance Officer and Associate General Counsel
                                       (February 2005 to present) of MONY Life and MONY America. Senior Vice President, Chief
                                       Compliance Officer and Associate General Counsel (February 2005 to present) AXA Equitable.
                                       Senior Vice President, Chief Compliance Officer and Associate General Counsel (February 2005
                                       to present) of AXA Equitable Financial Services, LLC. Vice President, Deputy General and
                                       Chief Litigation Counsel (2000 to February 2005) of The MONY Group; prior thereto, Vice
                                       President and Chief Litigation Counsel (1990 to 2000).
------------------------------------------------------------------------------------------------------------------------------------
James A. Shepherdson                   Executive Vice President (since September 2005), MONY Life, MONY America and
                                       AXA Equitable Financial Services, LLC. Executive Vice President (since September 2005), AXA
                                       Equitable. Director (since August 2005), AXA Advisors, LLC. Director, Chairman of the Board,
                                       President and Chief Executive Officer (since August 2005), AXA Distributors, LLC, AXA
                                       Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, AXA
                                       Distributors Insurance Agency of Massachusetts, LLC. Chief Executive Officer (February 2003
                                       to August 2005), John Hancock Financial Services / John Hancock Funds. Co-Chief Executive
                                       Officer (March 2000 to June 2002), Met Life Investors Group. Richard V. Silver Executive Vice
                                       President and General Counsel, MONY Life and MONY America (since July 2004); Executive Vice
                                       President and General Counsel, MONY Holdings, LLC (July 2004 until November 2007); Executive
                                       Vice President (since September 2001) and General Counsel (since November 1999), AXA
                                       Equitable. Prior thereto, Senior Vice President (February 1995 to September 2001), Deputy
                                       General Counsel (October 1996 to November 1999). Executive Vice President and General Counsel
                                       (since September 2001), AXA Financial; prior thereto, Senior Vice President and Deputy
                                       General Counsel (October 1996 to September 2001). Executive Vice President (since September
                                       2001) and General Counsel (since November 1999), AXA Equitable Financial Services, LLC.
                                       Executive Vice President (since September 2001) and General Counsel (since December 1999),
                                       AXA Life and Annuity Company. Director, Executive Vice President and General Counsel (since
                                       July 2004), MONY Financial Services, Inc. Director (since January 2007), AXA Distribution
                                       Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------
Richard V. Silver                      Executive Vice President and General Counsel, MONY Life and MONY America (since July
                                       2004); Executive Vice President and General Counsel, MONY Holdings, LLC (July 2004 until
                                       November 2007); Executive Vice President (since September 2001) and General Counsel (since
                                       November 1999), AXA Equitable. Prior thereto, Senior Vice President (February 1995 to
                                       September 2001),Deputy General Counsel (October 1996 to November 1999). Executive Vice
                                       President and General Counsel (since September 2001), AXA Financial; prior thereto, Senior
                                       Vice President and Deputy General Counsel (October 1996 to September 2001). Executive Vice
                                       President (since September 2001) and General Counsel (since November 1999), AXA Equitable
                                       Financial Services, LLC. Executive Vice President (since September 2001) and General Counsel
                                       (since December 1999), AXA Life and Annuity Company. Director, Executive Vice President and
                                       General Counsel (since July 2004), MONY Financial Services, Inc. Director (since January
                                       2007), AXA Distribution Holding Corporation. Previously, Director of AXA Advisors, LLC.
------------------------------------------------------------------------------------------------------------------------------------


STATE REGULATION

The Company is subject to the laws of the state of Arizona governing insurance companies and to regulation by the Commissioner of Insurance of Arizona. In addition, it is subject to the insurance laws and regulations of the other states and jurisdictions in which it is licensed or may become licensed to operate. An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Arizona and with regulatory authorities of other states on or before March 1st in each year. This statement covers the operations of the Company for the preceding year and its financial condition as of December 31st of that year. The Company's affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of the Company's operations at periodic intervals.



TELEPHONE/FAX/INTERNET TRANSACTIONS

You may request a transfer of Fund Value or change allocation instructions for future premiums by telephone or fax if you have completed and signed a telephone/fax transfer authorization form, and we have received that form at our Operations Center. You may elect these privileges when you apply for the Policy. You may also elect to transfer Fund Values or change allocation instructions for future premiums via the Internet by completing the transaction authorization form found online at www.AXA-Equitable.com These privileges are subject to our rules and conditions, and we have reserved the right to modify or terminate these privileges. We will process your telephone, fax or Internet instructions as of the end of the Business Day that we receive them, subject to the limitations stated in this section and the Transfer section of the prospectus. We will only accept telephone, fax or Internet transfer and allocation instructions if they are complete and correct.

We have adopted guidelines (which we believe to be reasonable) relating to telephone/fax/Internet transfers and allocation instructions. These guidelines, among other things, outline procedures to be followed which are designed to prevent unauthorized instructions (such as recording your telephone transfer and allocation instructions). If these procedures are followed, we will not be liable for, and you will therefore bear the entire risk of, any loss as a result of our following telephone/fax/Internet instructions if such instructions prove to be fraudulent. A copy of the guidelines and our form for electing telephone/fax transfer privileges is available from your agent or by



                                                      More about the Company  48
calling us at 1-800-487-6669, Monday through Friday, 9 AM to 5 PM, Eastern
Time. Internet transfer privileges and a copy of the guidelines and forms are available online at www.AXA-Equitable.com.

Please note that our telephone or Internet system may not always be available. Any telephone or internet system, whether it is yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our system handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you may make your transaction request by writing our Operations Center.



LEGAL PROCEEDINGS


The Company and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to an Owner's interest in the Variable Account, nor would any of these proceedings be likely to have a material adverse effect upon the Separate Account, our ability to meet our obligations under the Policies, or the distribution of the Policies.



REGISTRATION STATEMENT

A Registration Statement under the Securities Act of 1933 has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all of the information set forth in the Registration Statement, as portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC's principal office in Washington, D.C., upon payment of the SEC's prescribed fees.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company included in this Prospectus and in the Registration Statement, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as indicated in their reports herein. These financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 300 Madison Avenue, New York, New York, 10017.


FINANCIAL STATEMENTS

The audited financial statements for each of the subaccounts of MONY America Variable Account L and the Company are set forth herein.

These financial statements have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies. You should not consider the financial statements of the Company as affecting investment performance of assets in the Variable Account. PricewaterhouseCoopers LLP also provides independent audit services and certain other non-audit services to the Company as permitted by the applicable SEC independence rules, and as disclosed in the Company's Form 10-K.

The complete registration statement and other filed documents for MONY America Variable Account L can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may get information on the operation of the public reference room by calling the Securities and Exchange Commission at 1-800-SEC-0330. The registration statement and other filed documents for MONY America Variable Account L are available on the Securities and Exchange Commission's Internet site at http:// www.sec.gov. You may get copies of this information by paying a duplicating fee, and writing the Public Reference Section of the Securities and Exchange Commission, Washington, D.C. 20549-6009.


49  More about the Company

FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS

With respect to MONY America Variable Account L
 Report of Independent Registered Public Accounting Firm...............       2
 Statements of Assets and Liabilities as of December 31, 2007..........     F-3
 Statements of Operations for the Year Ended December 31, 2007.........    F-23
 Statements of Changes in Net Assets for the Years Ended
    December 31, 2007 and December 31, 2006............................    F-36
 Notes to Financial Statements.........................................    F-68


With respect to MONY Life Insurance Company of America:
 Report of Independent Registered Public Accounting Firm...............     F-1
 Balance Sheets, December 31, 2007 and 2006............................     F-2
 Statements of Earnings, Years Ended December 31, 2007, 2006
    and 2005...........................................................     F-3
 Statements of Shareholder's Equity and Comprehensive Income,
    Years Ended December 31, 2007, 2006 and 2005.......................     F-4
 Statements of Cash Flows, Years Ended December 31, 2007,
    2006 and 2005......................................................     F-5
 Notes to Financial Statements.........................................     F-6


                                      FSA-1

--------------------------------------------------------------------------------

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractowners of Subaccounts of MONY America Variable Account L


In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Subaccounts of MONY America Variable Account L listed in Note 1 at December 31, 2007, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of MONY Life Insurance Company of America's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007, by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
New York, New York

April 9, 2008

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2007

                                                          AIM V.I. Financial      AIM V.I. Global          AIM V.I.
                                                               Services             Health Care           Technology
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                24,080                33,658                13,217
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            355,404  $            656,593  $            171,191
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            295,216  $            809,821  $            199,570
Amount due from MONY America ..........................                   556                   779                   802
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            295,772  $            810,600  $            200,372
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   556                   779                   799
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   556                   779                   799
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            295,216  $            809,821  $            199,573
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               295,216               809,821               199,573
Retained by MONY America in Separate Account L ........                    --                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            295,216  $            809,821  $            199,573
                                                         ====================  ====================  ====================
-------

                                                             All Asset      AXA Aggressive   AXA Conservative  AXA Conservative-
                                                            Allocation        Allocation*       Allocation*    Plus Allocation*
                                                         ----------------  ----------------  ----------------  -----------------
Assets
Shares held in respective Funds .......................         4,439,690           288,343            12,424             54,642
                                                         ----------------  ----------------  ----------------  -----------------
Investments at cost ...................................  $     90,835,321  $      4,418,172  $        138,331  $         653,991
                                                         ----------------  ----------------  ----------------  -----------------
Investment in respective Funds, at net asset value ....  $     94,409,785  $      4,233,130  $        135,456  $         633,433
Amount due from MONY America ..........................                --            43,431               202              2,806
Amount due from respective Funds ......................            15,496                --                --                 --
                                                         ----------------  ----------------  ----------------  -----------------
  Total Assets ........................................  $     94,425,281  $      4,276,561  $        135,658  $         636,239
                                                         ----------------  ----------------  ----------------  -----------------
Liabilities
Amount due to MONY America ............................            15,496                --                --                 --
Amount due to respective funds ........................                --            43,431               202              2,806
                                                         ----------------  ----------------  ----------------  -----------------
  Total Liabilities ...................................            15,496            43,431               202              2,806
                                                         ----------------  ----------------  ----------------  -----------------
Net Assets ............................................  $     94,409,785  $      4,233,130  $        135,456  $         633,433
                                                         ================  ================  ================  =================
Net Assets:
Accumulation Units ....................................        94,408,457         4,233,130           135,456            633,433
Retained by MONY America in Separate Account L ........             1,328                --                --                 --
                                                         ----------------  ----------------  ----------------  -----------------
Total Net Assets ......................................  $     94,409,785  $      4,233,130  $        135,456  $         633,433
                                                         ================  ================  ================  =================

-------
*  Denotes multiple share classes held by the respective fund.
   B .....................................................                          288,343            12,424             54,642
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           AXA Moderate     AXA Moderate-
                                                            Allocation*    Plus Allocation*
                                                         ----------------  ----------------
Assets
Shares held in respective Funds .......................           259,710           942,629
                                                         ----------------  ----------------
Investments at cost ...................................  $      4,530,111  $     13,552,188
                                                         ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      4,416,688  $     13,148,659
Amount due from MONY America ..........................            44,141            39,672
Amount due from respective Funds ......................                --                --
                                                         ----------------  ----------------
  Total Assets ........................................  $      4,460,829  $     13,188,331
                                                         ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --
Amount due to respective funds ........................            44,125            39,672
                                                         ----------------  ----------------
  Total Liabilities ...................................            44,125            39,672
                                                         ----------------  ----------------
Net Assets ............................................  $      4,416,704  $     13,148,659
                                                         ================  ================
Net Assets:
Accumulation Units ....................................         4,416,704        13,148,014
Retained by MONY America in Separate Account L ........                --               645
                                                         ----------------  ----------------
Total Net Assets ......................................  $      4,416,704  $     13,148,659
                                                         ================  ================

-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................                              1,381
 B .....................................................          259,710           941,248
The accompanying notes are an integral part of these financial statements.

                                                                                                     EQ/AllianceBernstein
                                                                                                         Intermediate
                                                            Dreyfus Stock      EQ/AllianceBernstein        Government
                                                          Index Fund, Inc.         Common Stock*           Securities
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................             1,736,796                59,352                 8,855
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         53,341,397  $          1,171,041  $             87,980
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $         64,956,170  $          1,198,650  $             87,085
Amount due from MONY America ..........................                83,815                 9,342                15,490
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         65,039,985  $          1,207,992  $            102,575
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                83,815                 9,342                15,490
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                83,815                 9,342                15,490
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         64,956,170  $          1,198,650  $             87,085
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            64,956,071             1,198,650                71,113
Retained by MONY America in Separate Account L ........                    99                    --                15,972
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         64,956,170  $          1,198,650  $             87,085
                                                         ====================  ====================  ====================

-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                    20,939
  B .....................................................                                    38,413
The accompanying notes are an integral part of these financial statements.

                                                                               EQ/AllianceBernstein
                                                         EQ/AllianceBernstein       Large Cap
                                                             International*           Growth
                                                         --------------------  --------------------
Assets
Shares held in respective Funds .......................               273,504                11,683
                                                         --------------------  --------------------
Investments at cost ...................................  $          4,070,228  $             97,350
                                                         --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          3,947,126  $            102,309
Amount due from MONY America ..........................                 5,908                 2,497
Amount due from respective Funds ......................                    --                    --
                                                         --------------------  --------------------
  Total Assets ........................................  $          3,953,034  $            104,806
                                                         --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --
Amount due to respective funds ........................                 5,881                 2,497
                                                         --------------------  --------------------
  Total Liabilities ...................................                 5,881                 2,497
                                                         --------------------  --------------------
Net Assets ............................................  $          3,947,153  $            102,309
                                                         ====================  ====================
Net Assets:
Accumulation Units ....................................             3,947,153               102,309
Retained by MONY America in Separate Account L ........                    --                    --
                                                         --------------------  --------------------
Total Net Assets ......................................  $          3,947,153  $            102,309
                                                         ====================  ====================
-------
*  Denotes multiple share classes held by the respective fund.
 A .....................................................              222,436
 B .....................................................               51,068
The accompanying notes are an integral part of these financial statements.


MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                               EQ/AllianceBernstein
                                                         EQ/AllianceBernstein       Small Cap        EQ/AllianceBernstein
                                                             Quality Bond*           Growth*                Value*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                12,528                60,088               933,004
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            126,391  $            983,921  $         14,625,514
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            123,871  $            977,432  $         13,309,140
Amount due from MONY America ..........................                10,890                 4,637                 8,650
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            134,761  $            982,069  $         13,317,790
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                10,890                 4,637                 8,650
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                10,890                 4,637                 8,650
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            123,871  $            977,432  $         13,309,140
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               123,871               977,431            13,308,473
Retained by MONY America in Separate Account L ........                    --                     1                   667
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            123,871  $            977,432  $         13,309,140
                                                         ====================  ====================  ====================

--------------------
* Denotes multiple share classes held by the respective fund.
  A ....................................................                                     46,697               842,283
  B ....................................................               12,528                13,391                90,721
The accompanying notes are an integral part of these financial statements.

                                                                           EQ/AXA Rosenberg    EQ/BlackRock      EQ/BlackRock
                                                             EQ/Ariel         Value Long/      Basic Value      International
                                                         Appreciation II     Short Equity        Equity             Value*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................             1,542             1,581            75,680           761,268
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $         18,226  $         16,891  $      1,276,025  $     11,252,497
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $         16,890  $         16,946  $      1,188,209  $     12,274,748
Amount due from MONY America ..........................                --                --             1,926            16,584
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $         16,890  $         16,946  $      1,190,135  $     12,291,332
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................                --                --             1,926            16,584
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................                --                --             1,926            16,584
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $         16,890  $         16,946  $      1,188,209  $     12,274,748
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................            16,890            16,946         1,188,054        12,274,274
Retained by MONY America in Separate Account L ........                --                --               155               474
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $         16,890  $         16,946  $      1,188,209  $     12,274,748
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                                722,021
  B .....................................................                                                                 39,247

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                      EQ/Boston           EQ/Calvert
                                                                EQ/Bond           Advisors Equity          Socially
                                                                 Index                 Income *          Responsible*
                                                         --------------------  --------------------  --------------------
Asset
Shares held in respective Funds .......................               493,200             5,580,836               229,830
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          5,232,108  $         35,235,007  $          1,759,297
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          4,990,475  $         36,558,793  $          2,110,967
Amount due from MONY America ..........................                   497                10,673                   847
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          4,990,972  $         36,569,466  $          2,111,814
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   497                10,673                   847
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   497                10,673                   847
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          4,990,475  $         36,558,793  $          2,110,967
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             4,990,422            36,558,666             2,110,957
Retained by MONY America in Separate Account L ........                    53                   127                    10
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          4,990,475  $         36,558,793  $          2,110,967
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                 3,834,692               191,868
  B .....................................................                                 1,746,144                37,962
The accompanying notes are an integral part of these financial statements.

                                                           EQ/Capital         EQ/Capital
                                                            Guardian           Guardian      EQ/Caywood-Scholl     EQ/Equity
                                                             Growth*           Research*      High Yield Bond      500 Index
                                                         ----------------  ----------------  -----------------  ----------------
Assets
Shares held in respective Funds .......................           523,738           365,760          2,582,795            35,176
                                                         ----------------  ----------------  -----------------  ----------------
Investments at cost ...................................  $      6,438,626  $      4,633,566  $      11,779,783  $        949,949
                                                         ----------------  ----------------  -----------------  ----------------
Investment in respective Funds, at net asset value ....  $      7,763,044  $      5,072,078  $      11,509,752  $        911,774
Amount due from MONY America ..........................             1,027           127,013                 14               482
Amount due from respective Funds ......................                --                --              1,098                --
                                                         ----------------  ----------------  -----------------  ----------------
  Total Assets ........................................  $      7,764,071  $      5,199,091  $      11,510,864  $        912,256
                                                         ----------------  ----------------  -----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --              1,098                --
Amount due to respective funds ........................             1,027             5,413                 --               482
                                                         ----------------  ----------------  -----------------  ----------------
  Total Liabilities ...................................             1,027             5,413              1,098               482
                                                         ----------------  ----------------  -----------------  ----------------
Net Assets ............................................  $      7,763,044  $      5,193,678  $      11,509,766  $        911,774
                                                         ================  ================  =================  ================
Net Assets:
Accumulation Units ....................................         7,763,044         5,193,678         11,509,766           911,774
Retained by MONY America in Separate Account L ........                --                --                 --                --
                                                         ----------------  ----------------  -----------------  ----------------
Total Net Assets ......................................  $      7,763,044  $      5,193,678  $      11,509,766  $        911,774
                                                         ================  ================  =================  ================

-------
*  Denotes multiple share classes held by the respective fund.
   A .....................................................        518,286           358,714
   B .....................................................          5,452             7,046

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             EQ/Evergreen         EQ/Evergreen              EQ/FI
                                                          International Bond          Omega                Mid Cap*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                 8,914                 2,838               397,987
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $             93,026  $             26,796  $          4,126,868
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $             95,918  $             25,769  $          4,009,557
Amount due from MONY America ..........................                    43                 3,075                 9,988
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $             95,961  $             28,844  $          4,019,545
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                    43                 3,075                 9,981
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                    43                 3,075                 9,981
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $             95,918  $             25,769  $          4,009,564
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................                95,918                25,769             4,009,564
Retained by MONY America in Separate Account L ........                    --                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $             95,918  $             25,769  $          4,009,564
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                         345,680
  B .....................................................                                                          52,307
The accompanying notes are an integral part of these financial statements.

                                                             EQ/GAMCO          EQ/GAMCO
                                                            Mergers and     Small Company     EQ/Government    EQ/International
                                                           Acquisitions         Value           Securities          Growth
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................            14,560         2,596,106         1,058,921         3,411,395
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $        187,838  $     66,259,930  $     11,883,779  $     18,078,695
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $        178,103  $     82,003,258  $     11,603,495  $     24,709,729
Amount due from MONY America ..........................               270             1,620            10,921             1,402
Amount due from respective Funds ......................                --            26,819                --            20,085
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $        178,373  $     82,031,697  $     11,614,416  $     24,731,216
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --            26,819                --            20,085
Amount due to respective funds ........................               270                --            10,903                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................               270            26,819            10,903            20,085
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $        178,103  $     82,004,878  $     11,603,513  $     24,711,131
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................           177,792        82,004,878        11,603,513        24,711,131
Retained by MONY America in Separate Account L ........               311                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $        178,103  $     82,004,878  $     11,603,513  $     24,711,131
                                                         ================  ================  ================  ================

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                             EQ/JPMorgan
                                                           EQ/JPMorgan          Value         EQ/Legg Mason        EQ/Long
                                                            Core Bond*      Opportunities*     Value Equity       Term Bond*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................         3,184,222             6,098             7,406           661,825
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $     36,478,278  $         84,776  $         83,133  $      9,130,090
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $     34,383,789  $         71,083  $         76,192  $      9,058,077
Amount due from MONY America ..........................                29               338                --                17
Amount due from respective Funds ......................            18,840                --                --            21,812
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $     34,402,658  $         71,421  $         76,192  $      9,079,906
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................            18,840                --                --            21,812
Amount due to respective funds ........................                --               338                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................            18,840               338                --            21,812
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     34,383,818  $         71,083  $         76,192  $      9,058,094
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................        34,383,818            71,083            76,192         9,058,094
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $     34,383,818  $         71,083  $         76,192  $      9,058,094
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................       3,155,212                --                              655,613
  B .....................................................          29,010             6,098                                6,212
The accompanying notes are an integral part of these financial statements.

                                                            EQ/Lord Abbett        EQ/Lord Abbett       EQ/Lord Abbett
                                                          Growth and Income*      Large Cap Core        Mid Cap Value*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               651,764                 2,663             1,289,341
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          7,423,284  $             34,420  $         14,612,571
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          7,917,306  $             33,549  $         15,001,236
Amount due from MONY America ..........................                    --                    --                 2,755
Amount due from respective Funds ......................                42,752                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          7,960,058  $             33,549  $         15,003,991
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                42,752                    --                    --
Amount due to respective funds ........................                    --                    --                 2,755
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                42,752                    --                 2,755
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          7,917,306  $             33,549  $         15,001,236
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             7,917,027                33,549            15,001,196
Retained by MONY America in Separate Account L ........                   279                    --                    40
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          7,917,306  $             33,549  $         15,001,236
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................              646,462                                   1,279,173
 B .....................................................                5,302                                      10,168

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                              EQ/Marsico              EQ/Money            EQ/Montag &
                                                                 Focus                 Market*         Caldwell Growth
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               760,347            52,754,851             9,531,740
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         10,868,190  $         52,756,644  $         45,810,991
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $         13,355,572  $         52,757,430  $         62,649,260
Amount due from MONY America ..........................                46,026                    --                49,428
Amount due from respective Funds ......................                    --                47,145                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         13,401,598  $         52,804,575  $         62,698,688
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                47,145                    --
Amount due to respective funds ........................                32,191                    --                43,251
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                32,191                47,145                43,251
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         13,369,407  $         52,757,430  $         62,655,437
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            13,369,407            52,635,513            62,655,437
Retained by MONY America in Separate Account L ........                    --               121,917                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         13,369,407  $         52,757,430  $         62,655,437
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
 A .....................................................                                 51,572,901
 B .....................................................                                  1,181,950
The accompanying notes are an integral part of these financial statements.

                                                            EQ/PIMCO           EQ/Short         EQ/Small       EQ/T. Rowe Price
                                                           Real Return      Duration Bond     Company Index*     Growth Stock
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           392,733            67,778           531,227         2,397,904
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $      4,000,838  $        688,154  $      6,199,101  $     48,127,424
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      4,140,386  $        684,124  $      6,165,498  $     51,421,013
Amount due from MONY America ..........................                 8             3,136             4,760               956
Amount due from respective Funds ......................             2,528                --                --            17,311
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $      4,142,922  $        687,260  $      6,170,258  $     51,439,280
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................             2,528                --                --            17,311
Amount due to respective funds ........................                --             3,133             4,758                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             2,528             3,133             4,758            17,311
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      4,140,394  $        684,127  $      6,165,500  $     51,421,969
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         4,140,394           684,127         6,165,500        51,421,969
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $      4,140,394  $        684,127  $      6,165,500  $     51,421,969
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.

 A .....................................................                                              489,824
 B .....................................................                                               41,403

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                                                                        EQ/Van Kampen
                                                            EQ/UBS Growth          EQ/Van Kampen          Emerging
                                                              and Income              Comstock         Markets Equity*
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................             3,123,910                 5,478               163,981
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $         16,831,682  $             65,348  $          2,609,441
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value .. .  $         21,376,322  $             59,561  $          3,092,755
Amount due from MONY America ..........................                    --                    24                12,956
Amount due from respective Funds ......................                 1,458                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $         21,377,780  $             59,585  $          3,105,711
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                 1,458                    --                    --
Amount due to respective funds ........................                    --                    24                12,956
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 1,458                    24                12,956
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $         21,376,322  $             59,561  $          3,092,755
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................            21,376,267                59,561             3,092,533
Retained by MONY America in Separate Account L ........                    55                    --                   222
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $         21,376,322  $             59,561  $          3,092,755
                                                         ====================  ====================  ====================
-------
* Denotes multiple share classes held by the respective fund.
  A ..................................................                                                             96,542
  B ..................................................                                                             67,439
  Institutional
  Initial ............................................
  Service ............................................
The accompanying notes are an integral part of these financial statements.

                                                           EQ/Van Kampen    EQ/Van Kampen     Fidelity VIP      Fidelity VIP
                                                          Mid Cap Growth*    Real Estate*     Asset Manager     Contrafund(R)*
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           802,529           956,177            12,425         1,845,579
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $     11,924,835  $      8,741,445  $        186,324  $     52,933,217
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value .. .  $     12,621,994  $      7,855,813  $        205,874  $     51,381,417
Amount due from MONY America ..........................             1,374                --                --             3,688
Amount due from respective Funds ......................                --            20,520                --             6,720
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $     12,623,368  $      7,876,333  $        205,874  $     51,391,825
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities

Amount due to MONY America ............................                --            20,520                --             6,720
Amount due to respective funds ........................             1,366                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             1,366            20,520                --             6,720
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $     12,622,002  $      7,855,813  $        205,874  $     51,385,105
                                                         ================  ================  ================  ================
Net Assets:

Accumulation Units ....................................        12,622,002         7,855,813           205,874        51,385,105
Retained by MONY America in Separate Account L ........                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $     12,622,002  $      7,855,813  $        205,874  $     51,385,105
                                                         ================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
 A ..................................................              787,678          952,069
 B ..................................................              14,851            4,108
 Institutional
 Initial ............................................                                                                   743,136
 Service ............................................                                                                 1,102,443

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                           Fidelity VIP        Franklin         Franklin
                                                            Growth and          Income       Rising Dividends      Franklin
                                                              Income          Securities        Securities     Zero Coupon 2010
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................           113,616           640,521            30,119             6,943
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $      1,755,766  $     10,510,224  $        567,550  $        110,113
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $      1,932,600  $     11,087,415  $        580,392  $        112,619
Amount due from MONY America ..........................             2,504               967               463                 3
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $      1,935,104  $     11,088,382  $        580,855  $        112,622
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................             2,504               967               463                 3
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................             2,504               967               463                 3
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $      1,932,600  $     11,087,415  $        580,392  $        112,619
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................         1,932,597        10,843,520           580,392           112,619
Retained by MONY America in Separate Account L ........                 3           243,895                --                --
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $      1,932,600  $     11,087,415  $        580,392  $        112,619
                                                         ================  ================  ================  ================

                                                                                               Janus Aspen
                                                                                                  Series
                                                           Janus Aspen       Janus Aspen      International    Janus Aspen Series
                                                         Series Balanced    Series Forty*         Growth*         Mid Cap Growth
                                                         ----------------  ----------------  ----------------  ------------------
Assets
Shares held in respective Funds .......................           304,521           675,778           224,646             444,620
                                                         ----------------  ----------------  ----------------  ------------------
Investments at cost ...................................  $      7,472,563  $     17,362,951  $      8,920,428  $       11,484,105
                                                         ----------------  ----------------  ----------------  ------------------
Investment in respective Funds, at net asset value ....  $      9,150,848  $     27,803,974  $     14,592,221  $       17,758,104
Amount due from MONY America ..........................               983                34                --               7,456
Amount due from respective Funds ......................                --               451             2,751                  --
                                                         ----------------  ----------------  ----------------  ------------------
  Total Assets ........................................  $      9,151,831  $     27,804,459  $     14,594,972  $       17,765,560
                                                         ----------------  ----------------  ----------------  ------------------
Liabilities
Amount due to MONY America ............................                --               451             2,751                  --
Amount due to respective funds ........................               983                --                --               7,452
                                                         ----------------  ----------------  ----------------  ------------------
  Total Liabilities ...................................               983               451             2,751               7,452
                                                         ----------------  ----------------  ----------------  ------------------
Net Assets ............................................  $      9,150,848  $     27,804,008  $     14,592,221  $       17,758,108
                                                         ================  ================  ================  ==================
Net Assets:
Accumulation Units ....................................         9,150,830        27,804,008        14,592,210          17,758,108
Retained by MONY America in Separate Account L ........                18                --                11                  --
                                                         ----------------  ----------------  ----------------  ------------------
Total Net Assets ......................................  $      9,150,848  $     27,804,008  $     14,592,221  $       17,758,108
                                                         ================  ================  ================  ==================
-------
* Denotes multiple share classes held by the respective fund.
  Institutional                                                                     611,167           125,352
  Service ...............................................                            64,611            99,294
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                          Janus Aspen Series    Janus Aspen Series        MarketPLUS
                                                             Mid Cap Value       Worldwide Growth     International Core
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               200,294               466,637                 8,266
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          3,202,736  $         12,668,822  $            119,643
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          3,342,911  $         16,486,278  $            105,546
Amount due from MONY America ..........................                   417                 7,245                    89
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          3,343,328  $         16,493,523  $            105,635
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                   417                 7,245                    89
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                   417                 7,245                    89
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          3,342,911  $         16,486,278  $            105,546
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             3,342,909            16,486,188               105,546
Retained by MONY America in Separate Account L ........                     2                    90                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          3,342,911  $         16,486,278  $            105,546
                                                         ====================  ====================  ====================

                                                            MarketPLUS        MarketPLUS        MarketPLUS         MFS(R)
                                                          Large Cap Core   Large Cap Growth   Mid Cap Value       Utilities
                                                         ----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................             1,573             7,171            30,365            70,238
                                                         ----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $         17,268  $        123,261  $        414,604  $      1,892,672
                                                         ----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $         14,301  $        127,245  $        313,207  $      2,421,793
Amount due from MONY America ..........................                --               646               408             2,931
Amount due from respective Funds ......................                --                --                --                --
                                                         ----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $         14,301  $        127,891  $        313,615  $      2,424,724
                                                         ----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                --                --
Amount due to respective funds ........................                --               646               408             2,931
                                                         ----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................                --               646               408             2,931
                                                         ----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $         14,301  $        127,245  $        313,207  $      2,421,793
                                                         ================  ================  ================  ================
Net Assets:
Accumulation Units ....................................            14,301           127,245           312,909         2,421,790
Retained by MONY America in Separate Account L ........                --                --               298                 3
                                                         ----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $         14,301  $        127,245  $        313,207  $      2,421,793
                                                         ================  ================  ================  ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                            Multimanager     Multimanager      Multimanager       Multimanager
                                                         Aggressive Equity     Core Bond        Health Care       High Yield*
                                                         -----------------  ----------------  ----------------  ----------------
Assets
Shares held in respective Funds .......................              1,346            19,203            10,170           362,031
                                                         -----------------  ----------------  ----------------  ----------------
Investments at cost ...................................  $          40,962  $        195,302  $        116,884  $      2,058,576
                                                         -----------------  ----------------  ----------------  ----------------
Investment in respective Funds, at net asset value ....  $          42,477  $        199,709  $        111,313  $      1,932,192
Amount due from MONY America ..........................              1,900                61               172             5,892
Amount due from respective Funds ......................                 --                --                --                --
                                                         -----------------  ----------------  ----------------  ----------------
  Total Assets ........................................  $          44,377  $        199,770  $        111,485  $      1,938,084
                                                         -----------------  ----------------  ----------------  ----------------
Liabilities
Amount due to MONY America ............................                 --                --                --                --
Amount due to respective funds ........................              1,900                61               172             5,892
                                                         -----------------  ----------------  ----------------  ----------------
  Total Liabilities ...................................              1,900                61               172             5,892
                                                         -----------------  ----------------  ----------------  ----------------
Net Assets ............................................  $          42,477  $        199,709  $        111,313  $      1,932,192
                                                         =================  ================  ================  ================
Net Assets:
Accumulation Units ....................................             42,477           199,709           111,313         1,931,887
Retained by MONY America in Separate Account L ........                 --                --                --               305
                                                         -----------------  ----------------  ----------------  ----------------
Total Net Assets ......................................  $          42,477  $        199,709  $        111,313  $      1,932,192
                                                         =================  ================  ================  ================
-------
* Denotes multiple share classes held by the respective fund.
  A .....................................................                                                                273,841
  B .....................................................                                                                 88,190
The accompanying notes are an integral part of these financial statements.

                                                             Multimanager           Multimanager          Multimanager
                                                         International Equity  Large Cap Core Equity    Large Cap Growth
                                                         --------------------  ---------------------  --------------------
Assets
Shares held in respective Funds .......................                15,350                  3,686                17,719
                                                         --------------------  ---------------------  --------------------
Investments at cost ...................................  $            254,833  $              45,797  $            183,397
                                                         --------------------  ---------------------  --------------------
Investment in respective Funds, at net asset value ....  $            251,011  $              42,998  $            171,315
Amount due from MONY America ..........................                 1,184                     --                14,361
Amount due from respective Funds ......................                    --                     --                    --
                                                         --------------------  ---------------------  --------------------
  Total Assets ........................................  $            252,195  $              42,998  $            185,676
                                                         --------------------  ---------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                     --                    --
Amount due to respective funds ........................                 1,184                     --                14,361
                                                         --------------------  ---------------------  --------------------
  Total Liabilities ...................................                 1,184                     --                14,361
                                                         --------------------  ---------------------  --------------------
Net Assets ............................................  $            251,011  $              42,998  $            171,315
                                                         ====================  =====================  ====================
Net Assets:
Accumulation Units ....................................               251,011                 42,998               171,315
Retained by MONY America in Separate Account L ........                    --                     --                    --
                                                         --------------------  ---------------------  --------------------
Total Net Assets ......................................  $            251,011  $              42,998  $            171,315
                                                         ====================  =====================  ====================

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             Multimanager         Multimanager          Multimanager
                                                           Large Cap Value       Mid Cap Growth         Mid Cap Value
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................                27,184                11,436                13,213
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $            357,451  $            111,589  $            135,406
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $            320,557  $            102,304  $            119,053
Amount due from MONY America ..........................                 1,144                    94                   241
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $            321,701  $            102,398  $            119,294
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                 1,144                    94                   241
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 1,144                    94                   241
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $            320,557  $            102,304  $            119,053
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................               320,399               102,304               119,053
Retained by MONY America in Separate Account L ........                   158                    --                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $            320,557  $            102,304  $            119,053
                                                         ====================  ====================  ====================

                                                           Multimanager      Multimanager      Mulitmanager        Oppenheimer
                                                         Small Cap Growth  Small Cap Value      Technology      Global Securities
                                                         ----------------  ----------------  ----------------  ------------------
Assets
Shares held in respective Funds .......................         1,913,619             9,039            13,242              57,478
                                                         ----------------  ----------------  ----------------  ------------------
Investments at cost ...................................  $     15,530,931  $        121,841  $        164,991  $        1,905,074
                                                         ----------------  ----------------  ----------------  ------------------
Investment in respective Funds, at net asset value ....  $     17,055,382  $        101,601  $        171,859  $        2,084,731
Amount due from MONY America ..........................                --                57             5,801                 254
Amount due from respective Funds ......................            10,439                --                --                  --
                                                         ----------------  ----------------  ----------------  ------------------
  Total Assets ........................................  $     17,065,821  $        101,658  $        177,660  $        2,084,985
                                                         ----------------  ----------------  ----------------  ------------------
Liabilities
Amount due to MONY America ............................            10,439                --                --                  --
Amount due to respective funds ........................                --                57             5,801                 254
                                                         ----------------  ----------------  ----------------  ------------------
  Total Liabilities ...................................            10,439                57             5,801                 254
                                                         ----------------  ----------------  ----------------  ------------------
Net Assets ............................................  $     17,055,382  $        101,601  $        171,859  $        2,084,731
                                                         ================  ================  ================  ==================
Net Assets:
Accumulation Units ....................................        17,055,104           101,601           171,859           2,084,730
Retained by MONY America in Separate Account L ........               278                --                --                   1
                                                         ----------------  ----------------  ----------------  ------------------
Total Net Assets ......................................  $     17,055,382  $        101,601  $        171,859  $        2,084,731
                                                         ================  ================  ================  ==================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                                                             PIMCO Global        PIMCO StocksPLUS       UIF Emerging
                                                            Bond (Unhedged)     Growth and Income       Markets Debt
                                                         --------------------  --------------------  --------------------
Assets
Shares held in respective Funds .......................               219,323               429,777                57,612
                                                         --------------------  --------------------  --------------------
Investments at cost ...................................  $          2,722,412  $          4,302,537  $            497,142
                                                         --------------------  --------------------  --------------------
Investment in respective Funds, at net asset value ....  $          2,803,094  $          4,744,744  $            491,434
Amount due from MONY America ..........................                 2,016                    77                   958
Amount due from respective Funds ......................                    --                    --                    --
                                                         --------------------  --------------------  --------------------
  Total Assets ........................................  $          2,805,110  $          4,744,821  $            492,392
                                                         --------------------  --------------------  --------------------
Liabilities
Amount due to MONY America ............................                    --                    --                    --
Amount due to respective funds ........................                 2,016                    77                   958
                                                         --------------------  --------------------  --------------------
  Total Liabilities ...................................                 2,016                    77                   958
                                                         --------------------  --------------------  --------------------
Net Assets ............................................  $          2,803,094  $          4,744,744  $            491,434
                                                         ====================  ====================  ====================
Net Assets:
Accumulation Units ....................................             2,800,918             4,744,732               491,434
Retained by MONY America in Separate Account L ........                 2,176                    12                    --
                                                         --------------------  --------------------  --------------------
Total Net Assets ......................................  $          2,803,094  $          4,744,744  $            491,434
                                                         ====================  ====================  ====================

                                                                                                  Van Eck           Van Eck
                                                           UIF Global          Van Eck       Worldwide Emerging   Worldwide Hard
                                                          Value Equity      Worldwide Bond        Markets            Assets
                                                         ----------------  ----------------  ------------------  ----------------
Assets
Shares held in respective Funds .......................           115,215            10,746             210,010            30,060
                                                         ----------------  ----------------  ------------------  ----------------
Investments at cost ...................................  $      1,863,097  $        120,326  $        4,538,137  $        996,850
                                                         ----------------  ----------------  ------------------  ----------------
Investment in respective Funds, at net asset value ....  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
Amount due from MONY America ..........................             5,103                --              11,644            12,736
Amount due from respective Funds ......................                --                --                  --                --
                                                         ----------------  ----------------  ------------------  ----------------
  Total Assets ........................................  $      1,901,546  $        130,247  $        5,833,120  $      1,250,908
                                                         ----------------  ----------------  ------------------  ----------------
Liabilities
Amount due to MONY America ............................                --                --                  --                --
Amount due to respective funds ........................             5,103                --              11,644            12,736
                                                         ----------------  ----------------  ------------------  ----------------
  Total Liabilities ...................................             5,103                --              11,644            12,736
                                                         ----------------  ----------------  ------------------  ----------------
Net Assets ............................................  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
                                                         ================  ================  ==================  ================
Net Assets:
Accumulation Units ....................................         1,896,443           130,247           5,821,476         1,238,167
Retained by MONY America in Separate Account L ........                --                --                  --                 5
                                                         ----------------  ----------------  ------------------  ----------------
Total Net Assets ......................................  $      1,896,443  $        130,247  $        5,821,476  $      1,238,172
                                                         ================  ================  ==================  ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

               Fund Name                                     Option
-------------------------------------- --------------------------------------------------
AIM V.I. Financial Services .......... MONY Corporate Sponsored Variable Universal Life
AIM V.I. Financial Services .......... MONY Variable Universal Life
AIM V.I. Financial Services .......... Survivorship Variable Universal Life

AIM V.I. Global Health Care .......... MONY Corporate Sponsored Variable Universal Life
AIM V.I. Global Health Care .......... MONY Variable Universal Life
AIM V.I. Global Health Care .......... Survivorship Variable Universal Life

AIM V.I. Technology .................. MONY Corporate Sponsored Variable Universal Life
AIM V.I. Technology .................. MONY Variable Universal Life
AIM V.I. Technology .................. Survivorship Variable Universal Life

All Asset Allocation ................. MONY Corporate Sponsored Variable Universal Life
All Asset Allocation ................. MONY Variable Universal Life
All Asset Allocation ................. Survivorship Variable Universal Life
All Asset Allocation ................. MONY Custom Estate Master
All Asset Allocation ................. MONY Custom Equity Master
All Asset Allocation ................. MONY Equity Master

AXA Aggressive Allocation ............ Incentive Life Legacy
AXA Aggressive Allocation ............ Incentive Life Legacy
AXA Aggressive Allocation ............ MONY Corporate Sponsored Variable Universal Life
AXA Aggressive Allocation ............ MONY Variable Universal Life
AXA Aggressive Allocation ............ Survivorship Variable Universal Life
AXA Aggressive Allocation ............ MONY Custom Estate Master
AXA Aggressive Allocation ............ MONY Custom Equity Master
AXA Aggressive Allocation ............ MONY Equity Master

AXA Conservative Allocation .......... Incentive Life Legacy
AXA Conservative Allocation .......... Incentive Life Legacy
AXA Conservative Allocation .......... MONY Corporate Sponsored Variable Universal Life
AXA Conservative Allocation .......... MONY Variable Universal Life
AXA Conservative Allocation .......... Survivorship Variable Universal Life
AXA Conservative Allocation .......... MONY Custom Estate Master
AXA Conservative Allocation .......... MONY Custom Equity Master
AXA Conservative Allocation .......... MONY Equity Master

AXA Conservative-Plus Allocation ..... Incentive Life Legacy
AXA Conservative-Plus Allocation ..... Incentive Life Legacy
AXA Conservative-Plus Allocation ..... MONY Corporate Sponsored Variable Universal Life
AXA Conservative-Plus Allocation ..... MONY Variable Universal Life
AXA Conservative-Plus Allocation ..... Survivorship Variable Universal Life
AXA Conservative-Plus Allocation ..... MONY Custom Estate Master
AXA Conservative-Plus Allocation ..... MONY Custom Equity Master
AXA Conservative-Plus Allocation ..... MONY Equity Master

AXA Moderate Allocation .............. Incentive Life Legacy
AXA Moderate Allocation .............. MONY Corporate Sponsored Variable Universal Life
AXA Moderate Allocation .............. MONY Variable Universal Life
AXA Moderate Allocation .............. Survivorship Variable Universal Life
AXA Moderate Allocation .............. MONY Custom Estate Master
AXA Moderate Allocation .............. MONY Custom Equity Master
AXA Moderate Allocation .............. MONY Equity Master

AXA Moderate-Plus Allocation ......... Incentive Life Legacy
AXA Moderate-Plus Allocation ......... Incentive Life Legacy
AXA Moderate-Plus Allocation ......... MONY Corporate Sponsored Variable Universal Life
AXA Moderate-Plus Allocation ......... MONY Variable Universal Life
AXA Moderate-Plus Allocation ......... Survivorship Variable Universal Life
AXA Moderate-Plus Allocation ......... MONY Custom Estate Master
AXA Moderate-Plus Allocation ......... MONY Custom Equity Master
AXA Moderate-Plus Allocation ......... MONY Equity Master

Dreyfus Stock Index Fund, Inc. ....... MONY Corporate Sponsored Variable Universal Life
Dreyfus Stock Index Fund, Inc. ....... MONY Custom Estate Master


                                                       Mortality
                                                           &
                                                        Expense       Unit Fair        Units
               Fund Name                   Class         Ratio          Value      Outstanding
-------------------------------------- ------------   ------------   ------------  ------------
AIM V.I. Financial Services ..........    Series I            0.00%  $      11.65         1,839
AIM V.I. Financial Services ..........    Series I            0.35%         11.59        21,037
AIM V.I. Financial Services ..........    Series I            0.35%         11.96         2,510

AIM V.I. Global Health Care ..........    Series I            0.00%  $      14.90         8,354
AIM V.I. Global Health Care ..........    Series I            0.35%         13.97        48,950
AIM V.I. Global Health Care ..........    Series I            0.35%         14.16           106

AIM V.I. Technology ..................    Series I            0.00%  $      13.92         4,420
AIM V.I. Technology ..................    Series I            0.35%         10.61        13,005
AIM V.I. Technology ..................    Series I            0.35%         12.27            --

All Asset Allocation .................       B                0.00%  $      13.90        13,080
All Asset Allocation .................       B                0.35%         13.16       195,835
All Asset Allocation .................       B                0.35%         12.66         3,615
All Asset Allocation .................       B                0.35%         11.99       171,014
All Asset Allocation .................       B                0.35%         12.15     1,177,649
All Asset Allocation .................       B                0.75%         25.11     2,996,300

AXA Aggressive Allocation ............       B                0.00%  $     165.60        24,022
AXA Aggressive Allocation ............       B                0.00%        165.60            97
AXA Aggressive Allocation ............       A                0.00%         10.10            --
AXA Aggressive Allocation ............       B                0.35%         10.07         6,631
AXA Aggressive Allocation ............       B                0.35%         10.07            --
AXA Aggressive Allocation ............       B                0.35%         10.07           323
AXA Aggressive Allocation ............       B                0.35%         10.07         6,665
AXA Aggressive Allocation ............       B                0.75%         10.04        10,136

AXA Conservative Allocation ..........       B                0.00%  $     125.29         1,066
AXA Conservative Allocation ..........       B                0.00%        125.29            --
AXA Conservative Allocation ..........       A                0.00%         10.44            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40            --
AXA Conservative Allocation ..........       B                0.35%         10.40           185
AXA Conservative Allocation ..........       B                0.75%         10.38            --

AXA Conservative-Plus Allocation .....       B                0.00%  $     133.37         4,093
AXA Conservative-Plus Allocation .....       B                0.00%        133.37            11
AXA Conservative-Plus Allocation .....       A                0.00%         10.30            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27         7,966
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.35%         10.27            --
AXA Conservative-Plus Allocation .....       B                0.75%         10.24           423

AXA Moderate Allocation ..............       B                0.00%  $     145.96        26,899
AXA Moderate Allocation ..............       A                0.00%         10.30            --
AXA Moderate Allocation ..............       B                0.35%         10.26         3,652
AXA Moderate Allocation ..............       B                0.35%         10.26            --
AXA Moderate Allocation ..............       B                0.35%         10.26        21,036
AXA Moderate Allocation ..............       B                0.35%         10.26        20,345
AXA Moderate Allocation ..............       B                0.75%         10.24         2,768

AXA Moderate-Plus Allocation .........       B                0.00%  $     157.21        77,058
AXA Moderate-Plus Allocation .........       B                0.00%        157.21           121
AXA Moderate-Plus Allocation .........       A                0.00%         10.22         1,884
AXA Moderate-Plus Allocation .........       B                0.35%         10.19        18,035
AXA Moderate-Plus Allocation .........       B                0.35%         10.19            --
AXA Moderate-Plus Allocation .........       B                0.35%         10.19           323
AXA Moderate-Plus Allocation .........       B                0.35%         10.19        63,729
AXA Moderate-Plus Allocation .........       B                0.75%         10.17        15,678

Dreyfus Stock Index Fund, Inc. .......    Initial             0.00%  $      18.02     2,513,008
Dreyfus Stock Index Fund, Inc. .......    Initial             0.35%         11.64       104,663

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                    Fund Name                                          Option
------------------------------------------------ --------------------------------------------------
Dreyfus Stock Index Fund, Inc. ................. MONY Custom Equity Master
Dreyfus Stock Index Fund, Inc. ................. MONY Equity Master

EQ/AllianceBernstein Common Stock .............. Incentive Life Legacy
EQ/AllianceBernstein Common Stock .............. Incentive Life Legacy
EQ/AllianceBernstein Common Stock .............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Intermediate Government
Securities ..................................... Incentive Life Legacy
EQ/AllianceBernstein Intermediate Government
Securities ..................................... Incentive Life Legacy

EQ/AllianceBernstein International ............. Incentive Life Legacy
EQ/AllianceBernstein International ............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Large Cap Growth .......... Incentive Life Legacy

EQ/AllianceBernstein Quality Bond .............. Incentive Life Legacy
EQ/AllianceBernstein Quality Bond .............. Incentive Life Legacy
EQ/AllianceBernstein Quality Bond .............. MONY Corporate Sponsored Variable Universal Life

EQ/AllianceBernstein Small Cap Growth .......... Incentive Life Legacy
EQ/AllianceBernstein Small Cap Growth .......... MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Small Cap Growth .......... MONY Variable Universal Life
EQ/AllianceBernstein Small Cap Growth .......... Survivorship Variable Universal Life

EQ/AllianceBernstein Value ..................... Incentive Life Legacy
EQ/AllianceBernstein Value ..................... Incentive Life Legacy
EQ/AllianceBernstein Value ..................... MONY Corporate Sponsored Variable Universal Life
EQ/AllianceBernstein Value ..................... MONY Variable Universal Life
EQ/AllianceBernstein Value ..................... Survivorship Variable Universal Life

EQ/Ariel Appreciation II ....................... Incentive Life Legacy

EQ/AXA Rosenberg Value Long/Short Equity ....... Incentive Life Legacy
EQ/AXA Rosenberg Value Long/Short Equity ....... Incentive Life Legacy

EQ/BlackRock Basic Value Equity ................ Incentive Life Legacy
EQ/BlackRock Basic Value Equity ................ MONY Variable Universal Life

EQ/BlackRock International Value ............... Incentive Life Legacy
EQ/BlackRock International Value ............... MONY Corporate Sponsored Variable Universal Life

EQ/Bond Index .................................. MONY Corporate Sponsored Variable Universal Life
EQ/Bond Index .................................. MONY Custom Estate Master
EQ/Bond Index .................................. MONY Custom Equity Master
EQ/Bond Index .................................. MONY Strategist
EQ/Bond Index .................................. MONY Equity Master

EQ/Boston Advisors Equity Income ............... Incentive Life Legacy
EQ/Boston Advisors Equity Income ............... MONY Corporate Sponsored Variable Universal Life
EQ/Boston Advisors Equity Income ............... MONY Variable Universal Life
EQ/Boston Advisors Equity Income ............... Survivorship Variable Universal Life
EQ/Boston Advisors Equity Income ............... MONY Custom Estate Master
EQ/Boston Advisors Equity Income ............... MONY Custom Equity Master
EQ/Boston Advisors Equity Income ............... MONY Strategist
EQ/Boston Advisors Equity Income ............... MONY Equity Master

EQ/Calvert Socially Responsible ................ Incentive Life Legacy
EQ/Calvert Socially Responsible ................ MONY Corporate Sponsored Variable Universal Life
EQ/Calvert Socially Responsible ................ MONY Variable Universal Life
EQ/Calvert Socially Responsible ................ Survivorship Variable Universal Life
EQ/Calvert Socially Responsible ................ MONY Custom Estate Master
EQ/Calvert Socially Responsible ................ MONY Custom Equity Master
EQ/Calvert Socially Responsible ................ MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
Dreyfus Stock Index Fund, Inc. ..............    Initial             0.35%         11.70     1,172,227
Dreyfus Stock Index Fund, Inc. ..............    Initial             0.75%         10.53       449,533

EQ/AllianceBernstein Common Stock ...........       B                0.00%  $     115.89         6,676
EQ/AllianceBernstein Common Stock ...........       B                0.00%        115.89             5
EQ/AllianceBernstein Common Stock ...........       A                0.00%         17.96        23,633

EQ/AllianceBernstein Intermediate Government
Securities ..................................       B                0.00%  $     149.27           309
EQ/AllianceBernstein Intermediate Government
Securities ..................................       B                0.00%        149.27           305

EQ/AllianceBernstein International ..........       B                0.00%  $     171.21         4,251
EQ/AllianceBernstein International ..........       A                0.00%         16.75       192,157

EQ/AllianceBernstein Large Cap Growth .......       B                0.00%  $      88.85         1,151

EQ/AllianceBernstein Quality Bond ...........       B                0.00%  $     153.30           678
EQ/AllianceBernstein Quality Bond ...........       B                0.00%        153.30           130
EQ/AllianceBernstein Quality Bond ...........       A                0.00%         10.17            --

EQ/AllianceBernstein Small Cap Growth .......       B                0.00%  $     205.66         1,032
EQ/AllianceBernstein Small Cap Growth .......       A                0.00%         15.05        10,409
EQ/AllianceBernstein Small Cap Growth .......       A                0.35%         13.82        41,204
EQ/AllianceBernstein Small Cap Growth .......       A                0.35%         13.80         2,819

EQ/AllianceBernstein Value ..................       B                0.00%  $     150.30         8,603
EQ/AllianceBernstein Value ..................       B                0.00%        150.30             7
EQ/AllianceBernstein Value ..................       A                0.00%         18.36       583,729
EQ/AllianceBernstein Value ..................       A                0.35%         13.15        94,856
EQ/AllianceBernstein Value ..................       A                0.35%         12.78         3,868

EQ/Ariel Appreciation II ....................       B                0.00%  $     114.20           148

EQ/AXA Rosenberg Value Long/Short Equity ....       B                0.00%  $     112.54           151
EQ/AXA Rosenberg Value Long/Short Equity ....       B                0.00%        112.54            --

EQ/BlackRock Basic Value Equity .............       B                0.00%  $     279.01         1,224
EQ/BlackRock Basic Value Equity .............       B                0.35%         15.25        55,509

EQ/BlackRock International Value ............       B                0.00%  $     188.94         3,351
EQ/BlackRock International Value ............       A                0.00%         19.76       589,133

EQ/Bond Index ...............................       A                0.00%  $      16.06        63,945
EQ/Bond Index ...............................       A                0.35%         14.73        24,143
EQ/Bond Index ...............................       A                0.35%         14.63       144,469
EQ/Bond Index ...............................       A                0.60%         35.94         2,822
EQ/Bond Index ...............................       A                0.75%         17.91        77,729

EQ/Boston Advisors Equity Income ............       B                0.00%  $     136.96           641
EQ/Boston Advisors Equity Income ............       A                0.00%         19.23     1,272,321
EQ/Boston Advisors Equity Income ............       B                0.35%         16.48       122,867
EQ/Boston Advisors Equity Income ............       B                0.35%         15.71        11,979
EQ/Boston Advisors Equity Income ............       B                0.35%         15.88        48,844
EQ/Boston Advisors Equity Income ............       B                0.35%         16.21       383,684
EQ/Boston Advisors Equity Income ............       A                0.60%         12.06        52,393
EQ/Boston Advisors Equity Income ............       B                0.75%         14.06       154,014

EQ/Calvert Socially Responsible .............       B                0.00%  $     112.02           107
EQ/Calvert Socially Responsible .............       A                0.00%          9.99         7,723
EQ/Calvert Socially Responsible .............       B                0.35%         12.23        27,265
EQ/Calvert Socially Responsible .............       B                0.35%         12.23            --
EQ/Calvert Socially Responsible .............       A                0.35%          8.61         8,715
EQ/Calvert Socially Responsible .............       A                0.35%          8.94       161,444
EQ/Calvert Socially Responsible .............       A                0.75%          9.84        17,317

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

               Fund Name                                      Option
--------------------------------------- --------------------------------------------------
EQ/Capital Guardian Growth ............ Incentive Life Legacy
EQ/Capital Guardian Growth ............ MONY Corporate Sponsored Variable Universal Life

EQ/Capital Guardian Research .......... Incentive Life Legacy
EQ/Capital Guardian Research .......... MONY Strategist
EQ/Capital Guardian Research .......... MONY Corporate Sponsored Variable Universal Life
EQ/Capital Guardian Research .......... MONY Variable Universal Life
EQ/Capital Guardian Research .......... MONY Custom Estate Master
EQ/Capital Guardian Research .......... MONY Custom Equity Master
EQ/Capital Guardian Research .......... MONY Equity Master

EQ/Caywood-Scholl High Yield Bond ..... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ..... Incentive Life Legacy
EQ/Caywood-Scholl High Yield Bond ..... MONY Corporate Sponsored Variable Universal Life
EQ/Caywood-Scholl High Yield Bond ..... MONY Custom Estate Master
EQ/Caywood-Scholl High Yield Bond ..... MONY Custom Equity Master
EQ/Caywood-Scholl High Yield Bond ..... MONY Equity Master

EQ/Equity 500 Index ................... Incentive Life Legacy
EQ/Equity 500 Index ................... Incentive Life Legacy

EQ/Evergreen International Bond ....... Incentive Life Legacy
EQ/Evergreen International Bond ....... Incentive Life Legacy

EQ/Evergreen Omega .................... Incentive Life Legacy

EQ/FI Mid Cap ......................... Incentive Life Legacy
EQ/FI Mid Cap ......................... MONY Variable Universal Life
EQ/FI Mid Cap ......................... Survivorship Variable Universal Life

EQ/GAMCO Mergers and Acquisitions ..... Incentive Life Legacy

EQ/GAMCO Small Company Value .......... Incentive Life Legacy
EQ/GAMCO Small Company Value .......... Incentive Life Legacy
EQ/GAMCO Small Company Value .......... MONY Corporate Sponsored Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Variable Universal Life
EQ/GAMCO Small Company Value .......... Survivorship Variable Universal Life
EQ/GAMCO Small Company Value .......... MONY Custom Estate Master
EQ/GAMCO Small Company Value .......... MONY Custom Equity Master
EQ/GAMCO Small Company Value .......... MONY Equity Master

EQ/Government Securities .............. MONY Corporate Sponsored Variable Universal Life
EQ/Government Securities .............. MONY Variable Universal Life
EQ/Government Securities .............. Survivorship Variable Universal Life
EQ/Government Securities .............. MONY Custom Estate Master
EQ/Government Securities .............. MONY Custom Equity Master
EQ/Government Securities .............. MONY Equity Master

EQ/International Growth ............... Incentive Life Legacy
EQ/International Growth ............... Incentive Life Legacy
EQ/International Growth ............... MONY Corporate Sponsored Variable Universal Life
EQ/International Growth ............... MONY Custom Estate Master
EQ/International Growth ............... MONY Custom Equity Master
EQ/International Growth ............... MONY Equity Master

EQ/JPMorgan Core Bond ................. Incentive Life Legacy
EQ/JPMorgan Core Bond ................. MONY Corporate Sponsored Variable Universal Life
EQ/JPMorgan Core Bond ................. MONY Variable Universal Life
EQ/JPMorgan Core Bond ................. Survivorship Variable Universal Life
EQ/JPMorgan Core Bond ................. MONY Custom Estate Master
EQ/JPMorgan Core Bond ................. MONY Custom Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
EQ/Capital Guardian Growth ..................       B                0.00%  $      87.78           918
EQ/Capital Guardian Growth ..................       A                0.00%         13.26       579,228

EQ/Capital Guardian Research ................       B                0.00%  $     148.80           657
EQ/Capital Guardian Research ................       A                0.60%         11.74       152,099
EQ/Capital Guardian Research ................       A                0.00%         10.39        45,691
EQ/Capital Guardian Research ................       A                0.35%         15.23        44,202
EQ/Capital Guardian Research ................       A                0.35%         10.37        14,170
EQ/Capital Guardian Research ................       A                0.35%         10.17       164,493
EQ/Capital Guardian Research ................       A                0.75%         12.75        17,310

EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%  $     116.44           947
EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%        116.44             5
EQ/Caywood-Scholl High Yield Bond ...........       B                0.00%         18.22        18,861
EQ/Caywood-Scholl High Yield Bond ...........       B                0.35%         16.09        48,496
EQ/Caywood-Scholl High Yield Bond ...........       B                0.35%         16.18       268,029
EQ/Caywood-Scholl High Yield Bond ...........       B                0.75%         22.50       263,872

EQ/Equity 500 Index .........................       B                0.00%  $     116.38         7,139
EQ/Equity 500 Index .........................       B                0.00%        116.38           696

EQ/Evergreen International Bond .............       B                0.00%  $     110.57           858
EQ/Evergreen International Bond .............       B                0.00%        110.57            10

EQ/Evergreen Omega ..........................       B                0.00%  $     108.08           238

EQ/FI Mid Cap ...............................       B                0.00%  $     151.40         3,440
EQ/FI Mid Cap ...............................       A                0.35%         17.87       184,829
EQ/FI Mid Cap ...............................       A                0.35%         17.09        10,898

EQ/GAMCO Mergers and Acquisitions ...........       B                0.00%  $     123.00         1,448

EQ/GAMCO Small Company Value ................       B                0.00%  $     153.87         3,230
EQ/GAMCO Small Company Value ................       B                0.00%        153.87           132
EQ/GAMCO Small Company Value ................       B                0.00%         33.77       113,043
EQ/GAMCO Small Company Value ................       B                0.35%         20.94       428,356
EQ/GAMCO Small Company Value ................       B                0.35%         20.13        18,488
EQ/GAMCO Small Company Value ................       B                0.35%         26.23        68,411
EQ/GAMCO Small Company Value ................       B                0.35%         27.77       856,806
EQ/GAMCO Small Company Value ................       B                0.75%         50.64       844,071

EQ/Government Securities ....................       A                0.00%  $      15.35       238,896
EQ/Government Securities ....................       A                0.35%         11.97       208,206
EQ/Government Securities ....................       A                0.35%         11.97         8,469
EQ/Government Securities ....................       A                0.35%         14.08        26,053
EQ/Government Securities ....................       A                0.35%         14.03       230,197
EQ/Government Securities ....................       A                0.75%         16.87       103,484

EQ/International Growth .....................       B                0.00%  $     169.40         1,026
EQ/International Growth .....................       B                0.00%        169.40           455
EQ/International Growth .....................       B                0.00%         16.23        14,854
EQ/International Growth .....................       B                0.35%         14.68        66,987
EQ/International Growth .....................       B                0.35%         15.62       540,759
EQ/International Growth .....................       B                0.75%         23.27       635,516

EQ/JPMorgan Core Bond .......................       B                0.00%  $     128.15         2,448
EQ/JPMorgan Core Bond .......................       A                0.00%         14.18     1,860,538
EQ/JPMorgan Core Bond .......................       A                0.35%         14.57       351,513
EQ/JPMorgan Core Bond .......................       A                0.35%         14.49        13,797
EQ/JPMorgan Core Bond .......................       A                0.35%         13.91        20,123
EQ/JPMorgan Core Bond .......................       A                0.35%         14.12       147,192

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

              Fund Name                                     Option
------------------------------------- --------------------------------------------------
EQ/JPMorgan Value Opportunities ..... Incentive Life Legacy
EQ/JPMorgan Value Opportunities ..... MONY Corporate Sponsored Variable Universal Life

EQ/Legg Mason Value Equity .......... Incentive Life Legacy

EQ/Long Term Bond ................... Incentive Life Legacy
EQ/Long Term Bond ................... MONY Corporate Sponsored Variable Universal Life
EQ/Long Term Bond ................... MONY Variable Universal Life
EQ/Long Term Bond ................... Survivorship Variable Universal Life
EQ/Long Term Bond ................... MONY Custom Estate Master
EQ/Long Term Bond ................... MONY Custom Equity Master
EQ/Long Term Bond ................... MONY Strategist
EQ/Long Term Bond ................... MONY Equity Master

EQ/Lord Abbett Growth and Income .... Incentive Life Legacy
EQ/Lord Abbett Growth and Income .... MONY Variable Universal Life
EQ/Lord Abbett Growth and Income .... Survivorship Variable Universal Life
EQ/Lord Abbett Growth and Income .... MONY Custom Estate Master
EQ/Lord Abbett Growth and Income .... MONY Custom Equity Master

EQ/Lord Abbett Large Cap Core ....... Incentive Life Legacy

EQ/Lord Abbett Mid Cap Value ........ Incentive Life Legacy
EQ/Lord Abbett Mid Cap Value ........ MONY Corporate Sponsored Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ MONY Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ Survivorship Variable Universal Life
EQ/Lord Abbett Mid Cap Value ........ MONY Custom Estate Master
EQ/Lord Abbett Mid Cap Value ........ MONY Custom Equity Master

EQ/Marsico Focus .................... Incentive Life Legacy
EQ/Marsico Focus .................... Incentive Life Legacy
EQ/Marsico Focus .................... MONY Custom Estate Master
EQ/Marsico Focus .................... MONY Custom Equity Master
EQ/Marsico Focus .................... MONY Equity Master

EQ/Money Market ..................... Incentive Life Legacy
EQ/Money Market ..................... MONY Corporate Sponsored Variable Universal Life
EQ/Money Market ..................... MONY Variable Universal Life
EQ/Money Market ..................... Survivorship Variable Universal Life
EQ/Money Market ..................... MONY Custom Estate Master
EQ/Money Market ..................... MONY Custom Equity Master
EQ/Money Market ..................... MONY Strategist
EQ/Money Market ..................... MONY Equity Master

EQ/Montag & Caldwell Growth ......... Incentive Life Legacy
EQ/Montag & Caldwell Growth ......... MONY Corporate Sponsored Variable Universal Life
EQ/Montag & Caldwell Growth ......... MONY Variable Universal Life
EQ/Montag & Caldwell Growth ......... Survivorship Variable Universal Life
EQ/Montag & Caldwell Growth ......... MONY Custom Estate Master
EQ/Montag & Caldwell Growth ......... MONY Custom Equity Master
EQ/Montag & Caldwell Growth ......... MONY Equity Master

EQ/PIMCO Real Return ................ Incentive Life Legacy
EQ/PIMCO Real Return ................ Incentive Life Legacy
EQ/PIMCO Real Return ................ MONY Corporate Sponsored Variable Universal Life
EQ/PIMCO Real Return ................ MONY Variable Universal Life
EQ/PIMCO Real Return ................ Survivorship Variable Universal Life
EQ/PIMCO Real Return ................ MONY Custom Estate Master
EQ/PIMCO Real Return ................ MONY Custom Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
EQ/JPMorgan Value Opportunities .............       B                0.00%  $     181.02           393
EQ/JPMorgan Value Opportunities .............       A                0.00%          9.12            --

EQ/Legg Mason Value Equity ..................       B                0.00%  $     107.28           710

EQ/Long Term Bond ...........................       B                0.00%  $     110.33           771
EQ/Long Term Bond ...........................       A                0.00%         18.24        20,420
EQ/Long Term Bond ...........................       A                0.35%         14.15       116,611
EQ/Long Term Bond ...........................       A                0.35%         14.33         4,080
EQ/Long Term Bond ...........................       A                0.35%         16.48        34,702
EQ/Long Term Bond ...........................       A                0.35%         16.02       243,412
EQ/Long Term Bond ...........................       A                0.60%         52.73           772
EQ/Long Term Bond ...........................       A                0.75%         23.04       103,313

EQ/Lord Abbett Growth and Income ............       B                0.00%  $     129.70           497
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.50       312,757
EQ/Lord Abbett Growth and Income ............       A                0.35%         14.59        11,244
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.51        12,186
EQ/Lord Abbett Growth and Income ............       A                0.35%         15.42       171,971

EQ/Lord Abbett Large Cap Core ...............       B                0.00%  $     132.91           252

EQ/Lord Abbett Mid Cap Value ................       B                0.00%  $     127.19           931
EQ/Lord Abbett Mid Cap Value ................       A                0.00%         16.64       451,783
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         17.49       213,647
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         15.66         4,837
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         16.02        18,188
EQ/Lord Abbett Mid Cap Value ................       A                0.35%         16.02       203,781

EQ/Marsico Focus ............................       B                0.00%  $     187.95         4,334
EQ/Marsico Focus ............................       B                0.00%        187.95           216
EQ/Marsico Focus ............................       B                0.35%         13.15        79,771
EQ/Marsico Focus ............................       B                0.35%         13.15       643,811
EQ/Marsico Focus ............................       B                0.75%         13.03       229,398

EQ/Money Market .............................       B                0.00%  $     128.77         9,180
EQ/Money Market .............................       A                0.00%         11.12     3,452,039
EQ/Money Market .............................       A                0.35%         11.03       234,067
EQ/Money Market .............................       A                0.35%         11.03           291
EQ/Money Market .............................       A                0.35%         11.03       125,643
EQ/Money Market .............................       A                0.35%         11.03       516,512
EQ/Money Market .............................       A                0.60%         10.97        13,671
EQ/Money Market .............................       A                0.75%         10.92       308,850

EQ/Montag & Caldwell Growth .................       B                0.00%  $     144.30           686
EQ/Montag & Caldwell Growth .................       B                0.00%         10.67        33,877
EQ/Montag & Caldwell Growth .................       B                0.35%         13.23       630,117
EQ/Montag & Caldwell Growth .................       B                0.35%         12.94        16,798
EQ/Montag & Caldwell Growth .................       B                0.35%         12.57       436,466
EQ/Montag & Caldwell Growth .................       B                0.35%         12.92     3,379,023
EQ/Montag & Caldwell Growth .................       B                0.75%         10.12       442,859

EQ/PIMCO Real Return ........................       B                0.00%  $     112.18           895
EQ/PIMCO Real Return ........................       B                0.00%        112.18             8
EQ/PIMCO Real Return ........................       B                0.00%         13.13       124,705
EQ/PIMCO Real Return ........................       B                0.35%         13.08       123,204
EQ/PIMCO Real Return ........................       B                0.35%         13.01         4,990
EQ/PIMCO Real Return ........................       B                0.35%         12.97         5,612
EQ/PIMCO Real Return ........................       B                0.35%         13.00        50,159

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                 Fund Name                                        Option
------------------------------------------- --------------------------------------------------
EQ/Short Duration Bond .................... Incentive Life Legacy
EQ/Short Duration Bond .................... Incentive Life Legacy
EQ/Short Duration Bond .................... MONY Corporate Sponsored Variable Universal Life
EQ/Short Duration Bond .................... MONY Variable Universal Life

EQ/Small Company Index .................... Incentive Life Legacy
EQ/Small Company Index .................... Incentive Life Legacy
EQ/Small Company Index .................... MONY Corporate Sponsored Variable Universal Life
EQ/Small Company Index .................... MONY Variable Universal Life

EQ/T. Rowe Price Growth Stock ............. Incentive Life Legacy
EQ/T. Rowe Price Growth Stock ............. MONY Corporate Sponsored Variable Universal Life
EQ/T. Rowe Price Growth Stock ............. MONY Custom Estate Master
EQ/T. Rowe Price Growth Stock ............. MONY Custom Equity Master
EQ/T. Rowe Price Growth Stock ............. MONY Equity Master

EQ/UBS Growth and Income .................. Incentive Life Legacy
EQ/UBS Growth and Income .................. MONY Variable Universal Life
EQ/UBS Growth and Income .................. Survivorship Variable Universal Life
EQ/UBS Growth and Income .................. MONY Custom Estate Master
EQ/UBS Growth and Income .................. MONY Custom Equity Master
EQ/UBS Growth and Income .................. MONY Equity Master

EQ/Van Kampen Comstock .................... Incentive Life Legacy

EQ/Van Kampen Emerging Markets Equity ..... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... Incentive Life Legacy
EQ/Van Kampen Emerging Markets Equity ..... MONY Variable Universal Life
EQ/Van Kampen Emerging Markets Equity ..... Survivorship Variable Universal Life

EQ/Van Kampen Mid Cap Growth .............. Incentive Life Legacy
EQ/Van Kampen Mid Cap Growth .............. MONY Corporate Sponsored Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. MONY Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. Survivorship Variable Universal Life
EQ/Van Kampen Mid Cap Growth .............. MONY Custom Estate Master
EQ/Van Kampen Mid Cap Growth .............. MONY Custom Equity Master

EQ/Van Kampen Real Estate ................. Incentive Life Legacy
EQ/Van Kampen Real Estate ................. MONY Corporate Sponsored Variable Universal Life
EQ/Van Kampen Real Estate ................. MONY Variable Universal Life
EQ/Van Kampen Real Estate ................. Survivorship Variable Universal Life
EQ/Van Kampen Real Estate ................. MONY Custom Estate Master
EQ/Van Kampen Real Estate ................. MONY Custom Equity Master

Fidelity VIP Asset Manager ................ MONY Corporate Sponsored Variable Universal Life

Fidelity VIP Contrafund(R) ................ MONY Corporate Sponsored Variable Universal Life
Fidelity VIP Contrafund(R) ................ MONY Custom Estate Master
Fidelity VIP Contrafund(R) ................ MONY Custom Equity Master
Fidelity VIP Contrafund(R) ................ MONY Equity Master

Fidelity VIP Growth and Income ............ MONY Corporate Sponsored Variable Universal Life

Franklin Income Securities ................ MONY Corporate Sponsored Variable Universal Life
Franklin Income Securities ................ MONY Variable Universal Life
Franklin Income Securities ................ Survivorship Variable Universal Life

Franklin Rising Dividends Securities ...... MONY Variable Universal Life

Franklin Zero Coupon 2010 ................. MONY Variable Universal Life

Janus Aspen Series Balanced ............... MONY Custom Estate Master
Janus Aspen Series Balanced ............... MONY Custom Equity Master
Janus Aspen Series Balanced ............... MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------------- ------------   ------------   ------------  ------------
EQ/Short Duration Bond ......................       B                0.00%  $     110.25           229
EQ/Short Duration Bond ......................       B                0.00%        110.25             8
EQ/Short Duration Bond ......................       A                0.00%         14.80        38,068
EQ/Short Duration Bond ......................       B                0.35%         11.14         8,494

EQ/Small Company Index ......................       B                0.00%  $     171.06         2,805
EQ/Small Company Index ......................       B                0.00%        171.06             5
EQ/Small Company Index ......................       A                0.00%          9.38       504,587
EQ/Small Company Index ......................       A                0.35%         17.38        54,737

EQ/T. Rowe Price Growth Stock ...............       B                0.00%  $     119.39           591
EQ/T. Rowe Price Growth Stock ...............       B                0.00%         13.89       165,758
EQ/T. Rowe Price Growth Stock ...............       B                0.35%         11.33       130,058
EQ/T. Rowe Price Growth Stock ...............       B                0.35%         11.45     1,121,540
EQ/T. Rowe Price Growth Stock ...............       B                0.75%         23.88     1,454,480

EQ/UBS Growth and Income ....................       B                0.00%  $     137.92           479
EQ/UBS Growth and Income ....................       B                0.35%         14.32       172,389
EQ/UBS Growth and Income ....................       B                0.35%         13.54         5,381
EQ/UBS Growth and Income ....................       B                0.35%         13.79       147,759
EQ/UBS Growth and Income ....................       B                0.35%         14.01       970,869
EQ/UBS Growth and Income ....................       B                0.75%         11.10       281,619

EQ/Van Kampen Comstock ......................       B                0.00%  $     118.91           501

EQ/Van Kampen Emerging Markets Equity .......       B                0.00%  $     304.02         4,113
EQ/Van Kampen Emerging Markets Equity .......       B                0.00%        304.02            63
EQ/Van Kampen Emerging Markets Equity .......       A                0.35%         41.87        38,382
EQ/Van Kampen Emerging Markets Equity .......       A                0.35%         39.42         5,490

EQ/Van Kampen Mid Cap Growth ................       B                0.00%  $     166.98         1,396
EQ/Van Kampen Mid Cap Growth ................       A                0.00%         20.27       200,264
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         12.38       434,926
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         12.29        18,622
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         19.88         6,828
EQ/Van Kampen Mid Cap Growth ................       A                0.35%         19.24       134,204

EQ/Van Kampen Real Estate ...................       B                0.00%  $      83.44           405
EQ/Van Kampen Real Estate ...................       A                0.00%         22.99        68,932
EQ/Van Kampen Real Estate ...................       A                0.35%         24.62       154,037
EQ/Van Kampen Real Estate ...................       A                0.35%         22.94         7,199
EQ/Van Kampen Real Estate ...................       A                0.35%         22.38         6,632
EQ/Van Kampen Real Estate ...................       A                0.35%         22.59        94,379

Fidelity VIP Asset Manager ..................    Initial             0.00%  $      13.74        14,985

Fidelity VIP Contrafund(R) ..................    Initial             0.00%  $      17.96     1,154,664
Fidelity VIP Contrafund(R) ..................    Service             0.35%         17.31        82,103
Fidelity VIP Contrafund(R) ..................    Service             0.35%         18.62     1,041,363
Fidelity VIP Contrafund(R) ..................    Service             0.75%         16.12       610,340

Fidelity VIP Growth and Income ..............    Initial             0.00%  $      13.15       146,987

Franklin Income Securities ..................       2                0.00%  $       9.99       431,947
Franklin Income Securities ..................       2                0.35%         15.75       418,367
Franklin Income Securities ..................       2                0.35%          9.99        17,997

Franklin Rising Dividends Securities ........       2                0.35%  $      14.64        39,654

Franklin Zero Coupon 2010 ...................       2                0.35%  $      11.86         9,493

Janus Aspen Series Balanced .................  Institutional         0.35%  $      14.48        71,403
Janus Aspen Series Balanced .................  Institutional         0.35%         14.74       466,217
Janus Aspen Series Balanced .................  Institutional         0.75%         14.22        87,545

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                  Fund Name                                         Option
--------------------------------------------- --------------------------------------------------
Janus Aspen Series Forty .................... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Forty .................... MONY Variable Universal Life
Janus Aspen Series Forty .................... Survivorship Variable Universal Life
Janus Aspen Series Forty .................... MONY Custom Estate Master
Janus Aspen Series Forty .................... MONY Custom Equity Master
Janus Aspen Series Forty .................... MONY Equity Master

Janus Aspen Series International Growth ..... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series International Growth ..... MONY Variable Universal Life
Janus Aspen Series International Growth ..... Survivorship Variable Universal Life

Janus Aspen Series Mid Cap Growth ........... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Mid Cap Growth ........... MONY Custom Estate Master
Janus Aspen Series Mid Cap Growth ........... MONY Custom Equity Master
Janus Aspen Series Mid Cap Growth ........... MONY Equity Master

Janus Aspen Series Mid Cap Value ............ MONY Corporate Sponsored Variable Universal Life

Janus Aspen Series Worldwide Growth ......... MONY Corporate Sponsored Variable Universal Life
Janus Aspen Series Worldwide Growth ......... MONY Custom Estate Master
Janus Aspen Series Worldwide Growth ......... MONY Custom Equity Master
Janus Aspen Series Worldwide Growth ......... MONY Equity Master

MarketPLUS International Core ............... Incentive Life Legacy
MarketPLUS International Core ............... Incentive Life Legacy

MarketPLUS Large Cap Core ................... Incentive Life Legacy

MarketPLUS Large Cap Growth ................. Incentive Life Legacy

MarketPLUS Mid Cap Value .................... Incentive Life Legacy

MFS(R) Utilities ............................ MONY Corporate Sponsored Variable Universal Life
MFS(R) Utilities ............................ MONY Variable Universal Life
MFS(R) Utilities ............................ Survivorship Variable Universal Life

Multimanager Aggressive Equity .............. Incentive Life Legacy

Multimanager Core Bond ...................... Incentive Life Legacy
Multimanager Core Bond ...................... MONY Corporate Sponsored Variable Universal Life

Multimanager Health Care .................... Incentive Life Legacy

Multimanager High Yield ..................... Incentive Life Legacy
Multimanager High Yield ..................... Incentive Life Legacy
Multimanager High Yield ..................... MONY Variable Universal Life
Multimanager High Yield ..................... Survivorship Variable Universal Life

Multimanager International Equity ........... Incentive Life Legacy

Multimanager Large Cap Core Equity .......... Incentive Life Legacy

Multimanager Large Cap Growth ............... Incentive Life Legacy
Multimanager Large Cap Growth ............... Incentive Life Legacy

Multimanager Large Cap Value ................ Incentive Life Legacy
Multimanager Large Cap Value ................ MONY Corporate Sponsored Variable Universal Life

Multimanager Mid Cap Growth ................. Incentive Life Legacy

Multimanager Mid Cap Value .................. Incentive Life Legacy
Multimanager Mid Cap Value .................. Incentive Life Legacy

Multimanager Small Cap Growth ............... Incentive Life Legacy
Multimanager Small Cap Growth ............... MONY Corporate Sponsored Variable Universal Life
Multimanager Small Cap Growth ............... MONY Variable Universal Life
Multimanager Small Cap Growth ............... Survivorship Variable Universal Life
Multimanager Small Cap Growth ............... MONY Custom Estate Master
Multimanager Small Cap Growth ............... MONY Custom Equity Master
Multimanager Small Cap Growth ............... MONY Equity Master

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
Janus Aspen Series Forty ....................  Institutional         0.00%  $      12.92       776,553
Janus Aspen Series Forty ....................    Service             0.35%         20.68       121,903
Janus Aspen Series Forty ....................    Service             0.35%         20.85         5,541
Janus Aspen Series Forty ....................  Institutional         0.35%         15.80        60,133
Janus Aspen Series Forty ....................  Institutional         0.35%         16.68       527,098
Janus Aspen Series Forty ....................  Institutional         0.75%         12.32       437,829

Janus Aspen Series International Growth .....  Institutional         0.00%  $      23.39       350,051
Janus Aspen Series International Growth .....    Service             0.35%         31.12       197,285
Janus Aspen Series International Growth .....    Service             0.35%         31.04         8,540

Janus Aspen Series Mid Cap Growth ...........  Institutional         0.00%  $       8.52       392,502
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.35%          8.49        88,429
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.35%         10.25     1,185,068
Janus Aspen Series Mid Cap Growth ...........  Institutional         0.75%         13.75       110,495

Janus Aspen Series Mid Cap Value ............    Service             0.00%  $      16.01       208,859

Janus Aspen Series Worldwide Growth .........  Institutional         0.00%  $      10.01        94,856
Janus Aspen Series Worldwide Growth .........  Institutional         0.35%          9.75        88,660
Janus Aspen Series Worldwide Growth .........  Institutional         0.35%         11.08       921,175
Janus Aspen Series Worldwide Growth .........  Institutional         0.75%          7.85       569,308

MarketPLUS International Core ...............       B                0.00%  $     171.65           609
MarketPLUS International Core ...............       B                0.00%        171.65             6

MarketPLUS Large Cap Core ...................       B                0.00%  $     116.64           123

MarketPLUS Large Cap Growth .................       B                0.00%  $     198.96           640

MarketPLUS Mid Cap Value ....................       B                0.00%  $     196.96         1,590

MFS(R) Utilities ............................    Initial             0.00%  $      31.68        24,321
MFS(R) Utilities ............................    Initial             0.35%         29.71        51,877
MFS(R) Utilities ............................    Initial             0.35%         28.47         3,875

Multimanager Aggressive Equity ..............       B                0.00%  $     101.51           418

Multimanager Core Bond ......................       B                0.00%  $     130.81         1,527
Multimanager Core Bond ......................       B                0.00%         10.26            --

Multimanager Health Care ....................       B                0.00%  $     140.94           790

Multimanager High Yield .....................       B                0.00%  $     138.09         3,359
Multimanager High Yield .....................       B                0.00%        138.09            36
Multimanager High Yield .....................       A                0.35%         15.39        91,599
Multimanager High Yield .....................       A                0.35%         14.76         3,635

Multimanager International Equity ...........       B                0.00%  $     264.21           950

Multimanager Large Cap Core Equity ..........       B                0.00%  $     172.31           250

Multimanager Large Cap Growth ...............       B                0.00%  $     156.43           927
Multimanager Large Cap Growth ...............       B                0.00%        156.43           169
Multimanager Large Cap Value ................       B                0.00%  $     193.37         1,658
Multimanager Large Cap Value ................       B                0.00%          9.43            --

Multimanager Mid Cap Growth .................       B                0.00%  $     202.77           505

Multimanager Mid Cap Value ..................       B                0.00%  $     149.14           790
Multimanager Mid Cap Value ..................       B                0.00%        149.14             8

Multimanager Small Cap Growth ...............       B                0.00%  $     141.15         1,221
Multimanager Small Cap Growth ...............       B                0.00%         13.70       154,153
Multimanager Small Cap Growth ...............       B                0.35%         13.39       253,802
Multimanager Small Cap Growth ...............       B                0.35%         13.32         1,950
Multimanager Small Cap Growth ...............       B                0.35%         19.23        55,071
Multimanager Small Cap Growth ...............       B                0.35%         19.77       450,783
Multimanager Small Cap Growth ...............       B                0.75%         12.53       110,059

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2007

                Fund Name                                      Option
---------------------------------------- --------------------------------------------------
Multimanager Small Cap Value ........... Incentive Life Legacy
Multimanager Small Cap Value ........... Incentive Life Legacy

Multimanager Technology ................ Incentive Life Legacy

Oppenheimer Global Securities .......... MONY Variable Universal Life

PIMCO Global Bond (Unhedged) ........... MONY Variable Universal Life
PIMCO Global Bond (Unhedged) ........... Survivorship Variable Universal Life
PIMCO Global Bond (Unhedged) ........... MONY Custom Estate Master
PIMCO Global Bond (Unhedged) ........... MONY Custom Equity Master

PIMCO StocksPLUS Growth and Income ..... MONY Variable Universal Life
PIMCO StocksPLUS Growth and Income ..... Survivorship Variable Universal Life

UIF Emerging Markets Debt .............. MONY Corporate Sponsored Variable Universal Life

UIF Global Value Equity ................ MONY Corporate Sponsored Variable Universal Life
UIF Global Value Equity ................ MONY Variable Universal Life
UIF Global Value Equity ................ Survivorship Variable Universal Life

Van Eck Worldwide Bond ................. MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Emerging Markets ..... MONY Corporate Sponsored Variable Universal Life

Van Eck Worldwide Hard Assets .......... MONY Corporate Sponsored Variable Universal Life

                                                              Mortality
                                                                  &
                                                               Expense       Unit Fair       Units
                    Fund Name                     Class         Ratio          Value      Outstanding
--------------------------------------        ------------   ------------   ------------  ------------
Multimanager Small Cap Value ................       B                0.00%  $     207.32           488
Multimanager Small Cap Value ................       B                0.00%        207.32             2

Multimanager Technology .....................       B                0.00%  $     217.54           790

Oppenheimer Global Securities ...............    Service             0.35%  $      21.15        98,572

PIMCO Global Bond (Unhedged) ................  Administrative        0.35%  $      15.97       115,232
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         16.02         4,074
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         14.60         4,724
PIMCO Global Bond (Unhedged) ................  Administrative        0.35%         15.39        53,718

PIMCO StocksPLUS Growth and Income ..........  Administrative        0.35%  $      15.17       308,224
PIMCO StocksPLUS Growth and Income ..........  Administrative        0.35%         15.43         4,398

UIF Emerging Markets Debt ...................       I                0.00%  $      19.23        25,554

UIF Global Value Equity .....................       I                0.00%  $      15.84        78,480
UIF Global Value Equity .....................       I                0.35%         16.70        37,961
UIF Global Value Equity .....................       I                0.35%         19.05         1,013

Van Eck Worldwide Bond ......................    Initial             0.00%  $      17.60         7,400

Van Eck Worldwide Emerging Markets ..........    Initial             0.00%  $      25.32       229,915

Van Eck Worldwide Hard Assets ...............    Initial             0.00%  $      47.84        25,882

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                        AIM V.I.          AIM V.I.
                                                        Financial          Global              AIM V.I.          All Asset
                                                        Services         Health Care          Technology         Allocation
                                                    ----------------   ----------------   ----------------   ----------------
Income:
 Dividend income .................................  $          6,270                 --                 --   $      3,456,852
Expenses:
Mortality and expense risk charges ...............            (1,251)            (2,751)              (668)          (658,682)
                                                    ----------------   ----------------   ----------------   ----------------
Net investment income/(loss) .....................             5,019             (2,751)              (668)         2,798,170
                                                    ----------------   ----------------   ----------------   ----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            17,880             44,713              8,482         (2,216,908)
 Realized gain distributions .....................            23,671                 --                 --                 --
                                                    ----------------   ----------------   ----------------   ----------------
Realized gain/(loss) .............................            41,551             44,713              8,482         (2,216,908)
                                                    ----------------   ----------------   ----------------   ----------------
Change in unrealized appreciation/(depreciation)..          (130,782)            41,553              4,752          3,169,348
                                                    ----------------   ----------------   ----------------   ----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $        (84,212)  $         83,515   $         12,566   $      3,750,610
                                                    ================   ================   ================   ================

                                                     AXA Aggressive     AXA Conservative    AXA Conservative-     AXA Moderate
                                                       Allocation           Allocation       Plus Allocation       Allocation
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          93,071   $           4,621   $          19,614   $         129,276
Expenses:
Mortality and expense risk charges ...............               (342)                 (2)                (89)               (439)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             92,729               4,619              19,525             128,837
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .              6,209                 106               2,246               3,660
 Realized gain distributions .....................            108,358               1,811               8,650              48,851
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            114,567               1,917              10,896              52,511
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..           (185,381)             (2,873)            (20,354)           (110,690)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          21,915   $           3,663   $          10,067   $          70,658
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            AXA Moderate-          Dreyfus Stock       EQ/AllianceBernstein
                                                           Plus Allocation        Index Fund, Inc.         Common Stock
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $            343,705   $          1,283,040   $             12,801
Expenses:
Mortality and expense risk charges ....................                (1,491)              (382,550)                (1,060)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................               342,214                900,490                 11,741
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                20,574              6,575,922                 16,542
 Realized gain distributions ..........................               272,921                     --                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................               293,495              6,575,922                 16,542
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......              (396,911)            (3,554,649)               (23,744)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            238,798   $          3,921,763   $              4,539
                                                         ====================   ====================   ====================


                                                          EQ/AllianceBernstein
                                                              Intermediate
                                                               Government          EQ/AllianceBernstein     EQ/AllianceBernstein
                                                             Securities (a)            International          Large Cap Growth
                                                         ----------------------   ----------------------   ----------------------
Income:
 Dividend income ......................................  $                2,481   $               57,530   $                   --
Expenses:
Mortality and expense risk charges ....................                      --                  (24,871)                      --
                                                         ----------------------   ----------------------   ----------------------
Net investment income/(loss) ..........................                   2,481                   32,659                       --
                                                         ----------------------   ----------------------   ----------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                      17                1,108,096                      559
 Realized gain distributions ..........................                      --                  363,418                       --
                                                         ----------------------   ----------------------   ----------------------
Realized gain/(loss) ..................................                      17                1,471,514                      559
                                                         ----------------------   ----------------------   ----------------------
Change in unrealized appreciation/(depreciation) ......                    (895)              (1,024,527)                   4,947
                                                         ----------------------   ----------------------   ----------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $                1,603   $              479,646   $                5,506
                                                         ======================   ======================   ======================


                                                    EQ/AllianceBernstein
                                                        Quality Bond
                                                    --------------------
Income:
 Dividend income .................................  $              5,157
Expenses:
Mortality and expense risk charges ...............                    --
                                                    --------------------
Net investment income/(loss) .....................                 5,157
                                                    --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .                   281
 Realized gain distributions .....................                    --
                                                    --------------------
Realized gain/(loss) .............................                   281
                                                    --------------------
Change in unrealized appreciation/(depreciation) .                (2,506)
                                                    --------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $              2,932
                                                    ====================

-------
(a) Commenced operations on April 27, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          EQ/AllianceBernstein
                                                               Small Cap          EQ/AllianceBernstein         EQ/Ariel
                                                                Growth                   Value             Appreciation II
                                                         ----------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                   --   $            220,514   $                 66
Expenses:
Mortality and expense risk charges ....................                  (1,061)                (3,438)                    --
                                                         ----------------------   --------------------   --------------------
Net investment income/(loss) ..........................                  (1,061)               217,076                     66
                                                         ----------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                  23,499                  1,977                     14
 Realized gain distributions ..........................                 119,386                813,925                     89
                                                         ----------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 142,885                815,902                    103
                                                         ----------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                 (90,207)            (1,134,987)                (1,338)
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $               51,617   $           (102,009)  $             (1,169)
                                                         ======================   ====================   ====================

                                                     EQ/AXA Rosenberg      EQ/BlackRock       EQ/BlackRock
                                                       Value Long/         Basic Value        International          EQ/Bond
                                                     Short Equity (a)         Equity              Value               Index
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $             120   $          13,161   $         255,254   $         259,261
Expenses:
Mortality and expense risk charges ...............                 --                (374)            (32,157)            (36,050)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................                120              12,787             223,097             223,211
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .                 (6)              2,625             414,201            (265,251)
 Realized gain distributions .....................                 --              89,125           1,212,766                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................                 (6)             91,750           1,626,967            (265,251)
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation) .                 55            (111,525)           (704,927)            408,044
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $             169   $          (6,988)  $       1,145,137   $         366,004
                                                    =================   =================   =================   =================

-------
(a) Commenced operations on April 27, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                    EQ/Calvert
                                                          EQ/Boston Advisors         Socially               EQ/Capital
                                                             Equity Income          Responsible           Guardian Growth
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $            741,995   $              8,956   $                 --
Expenses:
Mortality and expense risk charges ....................               (64,361)                (7,858)                (2,325)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................               677,634                  1,098                 (2,325)
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               927,734                 92,077                 25,922
 Realized gain distributions ..........................             2,165,791                 93,588                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................             3,093,525                185,665                 25,922
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......            (3,435,956)                34,014               (207,035)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            335,203   $            220,777   $           (183,438)
                                                         ====================   ====================   ====================

                                                        EQ/Capital      EQ/Caywood-Scholl       EQ/Equity          EQ/Evergreen
                                                    Guardian Research    High Yield Bond        500 Index       International Bond
                                                    -----------------   -----------------   -----------------   ------------------
Income:
 Dividend income .................................  $          63,194   $         769,623   $          11,895   $            1,939
Expenses:
Mortality and expense risk charges ...............            (13,853)            (69,028)                 --                   --
                                                    -----------------   -----------------   -----------------   ------------------
Net investment income/(loss) .....................             49,341             700,595              11,895                1,939
                                                    -----------------   -----------------   -----------------   ------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .             19,172             112,488               4,272                  111
 Realized gain distributions .....................             54,409                  --              24,585                   28
                                                    -----------------   -----------------   -----------------   ------------------
Realized gain/(loss) .............................             73,581             112,488              28,857                  139
                                                    -----------------   -----------------   -----------------   ------------------
Change in unrealized appreciation/(depreciation) .           (127,575)           (557,133)            (37,870)               2,947
                                                    -----------------   -----------------   -----------------   ------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          (4,653)  $         255,950   $           2,882   $            5,025
                                                    =================   =================   =================   ==================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                                                                             EQ/GAMCO
                                                              EQ/Evergreen              EQ/FI               Mergers and
                                                                  Omega                Mid Cap             Acquisitions
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                 --   $                 --   $              1,219
Expenses:
Mortality and expense risk charges ....................                    --                (11,103)                    --
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                    --                (11,103)                 1,219
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                    56                207,082                     77
 Realized gain distributions ..........................                   869                513,210                  7,423
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                   925                720,292                  7,500
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                (1,026)              (496,431)                (9,001)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $               (101)  $            212,758   $               (282)
                                                         ====================   ====================   ====================

                                                          EQ/GAMCO           EQ/Government     EQ/International     EQ/JPMorgan
                                                    Small Company Value        Securities           Growth           Core Bond
                                                    --------------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $            353,272   $         532,469   $         125,232  $       1,585,326
Expenses:
Mortality and expense risk charges ...............              (489,824)            (55,301)           (142,190)           (49,714)
                                                    --------------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................              (136,552)            477,168             (16,958)         1,535,612
                                                    --------------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .             6,037,137            (163,426)            879,543           (366,270)
 Realized gain distributions .....................             2,934,380                  --             852,059                 --
                                                    --------------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................             8,971,517            (163,426)          1,731,602           (366,270)
                                                    --------------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation) .            (1,627,496)            390,174           1,654,254           (779,659)
                                                    --------------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          7,207,469   $         703,917   $       3,368,898  $         389,683
                                                    ====================   =================   =================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                              EQ/JPMorgan          EQ/Legg Mason             EQ/Long
                                                          Value Opportunities      Value Equity             Term Bond
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $              1,053   $                 --   $            372,175
Expenses:
Mortality and expense risk charges ....................                    --                     --                (46,775)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                 1,053                     --                325,400
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                  (680)                  (221)               (71,708)
 Realized gain distributions ..........................                 9,913                  1,440                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 9,233                  1,219                (71,708)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (13,636)                (6,956)               406,490
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (3,350)  $             (5,737)  $            660,182
                                                         ====================   ====================   ====================

                                                     EQ/Lord Abbett
                                                       Growth and        EQ/Lord Abbett       EQ/Lord Abbett       EQ/Marsico
                                                         Income          Large Cap Core       Mid Cap Value           Focus
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $         108,902   $             212   $         115,254   $          22,142
Expenses:
Mortality and expense risk charges ...............            (27,925)                 --             (53,699)            (54,721)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             80,977                 212              61,555             (32,579)
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .            450,797                 180           1,092,767             857,731
 Realized gain distributions .....................            303,915               1,018           1,005,521           1,052,115
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            754,712               1,198           2,098,288           1,909,846
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation) .           (574,646)               (878)         (2,028,338)           (277,867)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         261,043   $             532   $         131,505   $       1,599,400
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               EQ/Money             EQ/Montag &              EQ/PIMCO
                                                                Market            Caldwell Growth           Real Return
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $          2,662,880   $            114,186   $             97,879
Expenses:
Mortality and expense risk charges ....................              (266,727)              (222,231)               (23,298)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................             2,396,153               (108,045)                74,581
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                 1,738              1,625,639               (174,785)
 Realized gain distributions ..........................                    --                     --                 35,008
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 1,738              1,625,639               (139,777)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                   760              9,309,227                544,565
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $          2,398,651   $         10,826,821   $            479,369
                                                         ====================   ====================   ====================

                                                         EQ/Short            EQ/Small       EQ/T. Rowe Price      EQ/UBS Growth
                                                      Duration Bond       Company Index       Growth Stock         and Income
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          31,225   $         101,999   $          38,124   $         178,702
Expenses:
Mortality and expense risk charges ...............             (5,961)             (1,926)           (329,777)            (93,624)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             25,264             100,073            (291,653)             85,078
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            (97,924)             10,856            (619,181)          1,007,258
 Realized gain distributions .....................                 --             431,148           2,824,141                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            (97,924)            442,004           2,204,960           1,007,258
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..            122,172            (578,664)          1,498,084            (878,404)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          49,512   $         (36,587)  $       3,411,391   $         213,932
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007

                                                                                   EQ/Van Kampen
                                                            EQ/Van Kampen            Emerging             EQ/Van Kampen
                                                               Comstock            Markets Equity         Mid Cap Growth
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $                950   $                 --   $             57,535
Expenses:
Mortality and expense risk charges ....................                    --                 (5,296)                (6,364)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                   950                 (5,296)                51,171
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                   (36)               182,629                 63,633
 Realized gain distributions ..........................                 1,958                514,783                465,524
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                 1,922                697,412                529,157
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                (5,807)                40,106               (298,471)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (2,935)  $            732,222   $            281,857
                                                         ====================   ====================   ====================

                                                                                                                  Fidelity VIP
                                                      EQ/Van Kampen       Fidelity VIP        Fidelity VIP         Growth and
                                                     Real Estate (b)      Asset Manager       Contrafund(R)          Income
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          77,284   $          10,906   $         431,185   $          27,361
Expenses:
Mortality and expense risk charges ...............            (12,195)               (736)           (182,804)             (5,589)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             65,089              10,170             248,381              21,772
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            239,913               1,444           3,862,032              35,314
 Realized gain distributions .....................             49,796               4,374          12,256,837              44,497
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            289,709               5,818          16,118,869              79,811
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..         (1,082,441)              9,060          (9,146,609)             16,472
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $        (727,643)  $          25,048   $       7,220,641   $         118,055
                                                    =================   =================   =================   =================

-------
(b) Commenced operations on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                            Franklin Income       Franklin Rising            Franklin
                                                               Securities       Dividends Securities     Zero Coupon 2010
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $             48,683   $             13,930   $              4,932
Expenses:
Mortality and expense risk charges ....................                (9,688)                (2,143)                  (371)
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                38,995                 11,787                  4,561
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               121,411                 35,967                   (987)
 Realized gain distributions ..........................                 9,028                  8,544                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................               130,439                 44,511                   (987)
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (32,524)               (73,106)                 4,738
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            136,910   $            (16,808)  $              8,312
                                                         ====================   ====================   ====================

                                                                                                 Janus Aspen        Janus Aspen
                                                       Janus Aspen         Janus Aspen      Series International     Series Mid
                                                     Series Balanced       Series Forty            Growth            Cap Growth
                                                    -----------------   -----------------   --------------------  -----------------
Income:
 Dividend income .................................  $         233,241   $          81,899   $             73,495  $          36,755
Expenses:
Mortality and expense risk charges ...............            (36,649)            (98,366)               (44,087)           (66,075)
                                                    -----------------   -----------------   --------------------  -----------------
Net investment income/(loss) .....................            196,592             (16,467)                29,408            (29,320)
                                                    -----------------   -----------------   --------------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares .            389,724           1,948,475              2,428,614          1,535,086
 Realized gain distributions .....................                 --                  --                     --             91,306
                                                    -----------------   -----------------   --------------------  -----------------
Realized gain/(loss) .............................            389,724           1,948,475              2,428,614          1,626,392
                                                    -----------------   -----------------   --------------------  -----------------
Change in unrealized appreciation/(depreciation) .            270,030           5,720,774                863,414          1,737,583
                                                    -----------------   -----------------   --------------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         856,346   $       7,652,782   $          3,321,436  $       3,334,655
                                                    =================   =================   ====================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                          Janus Aspen Series
                                                                Mid Cap          Janus Aspen Series
                                                                 Value            Worldwide Growth
                                                         --------------------   --------------------
Income:
 Dividend income ......................................  $             39,795   $            127,547
Expenses:
Mortality and expense risk charges ....................               (15,333)               (80,514)
                                                         --------------------   --------------------
Net investment income/(loss) ..........................                24,462                 47,033
                                                         --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               232,313                510,138
 Realized gain distributions ..........................               128,673                     --
                                                         --------------------   --------------------
Realized gain/(loss) ..................................               360,986                510,138
                                                         --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......              (254,999)               899,507
                                                         --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            130,449   $          1,456,678
                                                         ====================   ====================

                                                                                               MarketPLUS         MarketPLUS
                                                         MarketPLUS         MarketPLUS          Large Cap           Mid Cap
                                                    International Core    Large Cap Core         Growth              Value
                                                    ------------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $              377   $             157   $             366  $           3,410
Expenses:
Mortality and expense risk charges ...............                  --                  --                  --                 --
                                                    ------------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................                 377                 157                 366              3,410
                                                    ------------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..                 296                  29                 234                 74
 Realized gain distributions .....................              19,188               2,614                  --             76,370
                                                    ------------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................              19,484               2,643                 234             76,444
                                                    ------------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation)..             (14,059)             (2,963)              3,996            (99,620)
                                                    ------------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $            5,802   $            (163)  $           4,596  $         (19,766)
                                                    ==================   =================   =================  =================

                                                      MFS(R) Utilities
                                                    --------------------
Income:
 Dividend income .................................  $             21,614
Expenses:
Mortality and expense risk charges ...............                (8,211)
                                                    --------------------
Net investment income/(loss) .....................                13,403
                                                    --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..               265,122
 Realized gain distributions .....................               156,668
                                                    --------------------
Realized gain/(loss) .............................               421,790
                                                    --------------------
Change in unrealized appreciation/(depreciation)..               103,045
                                                    --------------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $            538,238
                                                    ====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             Multimanager
                                                              Aggressive           Multimanager           Multimanager
                                                                Equity              Core Bond              Health Care
                                                         --------------------  --------------------   --------------------
Income:
 Dividend income ......................................  $                 --  $              3,672   $                 --
Expenses:
Mortality and expense risk charges ....................                    --                    --                     --
                                                         --------------------  --------------------   --------------------
Net investment income/(loss) ..........................                    --                 3,672                     --
                                                         --------------------  --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                    74                  (269)                   720
 Realized gain distributions ..........................                    --                    --                  7,559
                                                         --------------------  --------------------   --------------------
Realized gain/(loss) ..................................                    74                  (269)                 8,279
                                                         --------------------  --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......                 1,222                 4,500                 (5,542)
                                                         --------------------  --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $              1,296  $              7,903   $              2,737
                                                         ====================  ====================   ====================

                                                                           Multimanager       Multimanager
                                                      Multimanager        International         Large Cap         Multimanager
                                                       High Yield             Equity           Core Equity      Large Cap Growth
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $         148,027   $           1,584   $             171   $              --
Expenses:
Mortality and expense risk charges ...............             (5,119)                 --                  --                  --
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................            142,908               1,584                 171                  --
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..               (704)                876                 139                 223
 Realized gain distributions .....................                 --              12,274               2,466              16,668
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................               (704)             13,150               2,605              16,891
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..            (95,418)             (3,764)             (2,756)            (11,795)
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $          46,786   $          10,970   $              20   $           5,096
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                             Multimanager           Multimanager           Multimanager
                                                              Large Cap               Mid Cap                Mid Cap
                                                                Value                  Growth                 Value
                                                         --------------------   --------------------   --------------------
Income:
 Dividend income ......................................  $              3,357   $                 --   $                 --
Expenses:
Mortality and expense risk charges ....................                    --                     --                     --
                                                         --------------------   --------------------   --------------------
Net investment income/(loss) ..........................                 3,357                     --                     --
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......                   503                  1,246                  1,744
 Realized gain distributions ..........................                29,843                  8,996                  9,121
                                                         --------------------   --------------------   --------------------
Realized gain/(loss) ..................................                30,346                 10,242                 10,865
                                                         --------------------   --------------------   --------------------
Change in unrealized appreciation/(depreciation) ......               (36,506)                (9,087)               (16,055)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $             (2,803)  $              1,155   $             (5,190)
                                                         ====================   ====================   ====================

                                                       Multimanager       Multimanager                           Oppenheimer
                                                        Small Cap           Small Cap         Mulitmanager          Global
                                                          Growth              Value            Technology         Securities
                                                    -----------------   -----------------   -----------------  -----------------
Income:
 Dividend income .................................  $              --   $             354   $              --  $          22,686
Expenses:
Mortality and expense risk charges ...............            (74,504)                 --                  --             (7,131)
                                                    -----------------   -----------------   -----------------  -----------------
Net investment income/(loss) .....................            (74,504)                354                  --             15,555
                                                    -----------------   -----------------   -----------------  -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..          1,083,670                (517)                445            129,058
 Realized gain distributions .....................          1,589,406               8,182                  --             94,873
                                                    -----------------   -----------------   -----------------  -----------------
Realized gain/(loss) .............................          2,673,076               7,665                 445            223,931
                                                    -----------------   -----------------   -----------------  -----------------
Change in unrealized appreciation/(depreciation)..         (2,030,085)            (20,031)              6,838           (134,137)
                                                    -----------------   -----------------   -----------------  -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         568,487   $         (12,012)  $           7,283  $         105,349
                                                    =================   =================   =================  =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2007


                                                               PIMCO                  PIMCO
                                                            Global Bond             StocksPLUS           UIF Emerging
                                                             (Unhedged)          Growth and Income       Markets Debt
                                                         --------------------  --------------------  --------------------
Income:
 Dividend income ......................................  $             78,222  $            358,952  $             35,437
Expenses:
Mortality and expense risk charges ....................                (9,230)              (16,473)               (2,939)
                                                         --------------------  --------------------  --------------------
Net investment income/(loss) ..........................                68,992               342,479                32,498
                                                         --------------------  --------------------  --------------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares ......               (19,576)              278,998                (2,363)
 Realized gain distributions ..........................                14,088                    --                15,141
                                                         --------------------  --------------------  --------------------
Realized gain/(loss) ..................................                (5,488)              278,998                12,778
                                                         --------------------  --------------------  --------------------
Change in unrealized appreciation/(depreciation) ......               177,202              (329,274)              (17,503)
                                                         --------------------  --------------------  --------------------
Net increase/(decrease) in net assets
 resulting from operations ............................  $            240,706  $            292,203  $             27,773
                                                         ====================  ====================  ====================

                                                                                                 Van Eck            Van Eck
                                                        UIF Global            Van Eck           Worldwide          Worldwide
                                                       Value Equity       Worldwide Bond     Emerging Markets     Hard Assets
                                                    -----------------   -----------------   -----------------   -----------------
Income:
 Dividend income .................................  $          45,808   $          18,152   $          23,433   $           1,983
Expenses:
Mortality and expense risk charges ...............             (9,816)             (1,210)            (15,781)             (6,914)
                                                    -----------------   -----------------   -----------------   -----------------
Net investment income/(loss) .....................             35,992              16,942               7,652              (4,931)
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) on investments:
 Net realized gain/(loss) on sale of fund shares..            184,960                (561)            606,230             339,085
 Realized gain distributions .....................            193,338                  --             925,613             193,491
                                                    -----------------   -----------------   -----------------   -----------------
Realized gain/(loss) .............................            378,298                (561)          1,531,843             532,576
                                                    -----------------   -----------------   -----------------   -----------------
Change in unrealized appreciation/(depreciation)..           (239,611)              4,952              13,930             120,536
                                                    -----------------   -----------------   -----------------   -----------------
Net increase/(decrease) in net assets
 resulting from operations .......................  $         174,679   $          21,333   $       1,553,425   $         648,181
                                                    =================   =================   =================   =================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                      AIM V.I.
                                                                 Financial Services
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $          5,019   $          4,424
 Net realized gain (loss) .............................            41,551             21,804
 Net change in unrealized appreciation (depreciation) .          (130,782)            25,606
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            (84,212)            51,834
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            62,039             79,455
 Transfers between subaccounts, net ...................              (144)           (11,391)
 Transfers for contract benefits and terminations .....           (47,402)           (76,201)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....            14,493             (8,137)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           (69,719)            43,697
Net assets beginning of period ........................           364,935            321,238
                                                         ----------------   ----------------
Net assets end of period ..............................  $        295,216   $        364,935
                                                         ================   ================
 Units issued during the period .......................             5,629              6,315
 Units redeemed during the period .....................            (4,587)            (6,856)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,042               (541)
                                                         ================   ================

                                                                      AIM V.I.                                AIM V.I.
                                                                 Global Health Care                          Technology
                                                         -------------------------------------   ----------------------------------
                                                              2007                 2006                2007                2006
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          (2,751)  $          (2,565)  $            (668)  $         (655)
 Net realized gain (loss) .............................             44,713              43,888               8,482            8,002
 Net change in unrealized appreciation (depreciation) .             41,553             (11,258)              4,752            2,675
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              83,515              30,065              12,566           10,022
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            104,886             150,915              31,747           48,213
 Transfers between subaccounts, net ...................            (34,272)             (3,117)              1,823          (20,237)
 Transfers for contract benefits and terminations .....            (69,093)           (139,094)            (21,201)         (29,076)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....              1,521               8,704              12,369           (1,100)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................             85,036              38,769              24,935            8,922
Net assets beginning of period ........................            724,785             686,016             174,638          165,716
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $         809,821   $         724,785   $         199,573   $      174,638
                                                         =================   =================   =================   ==============
 Units issued during the period .......................              9,782              23,861               3,915           13,211
 Units redeemed during the period .....................             (9,640)            (23,309)             (2,960)         (13,557)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........                142                 552                 955             (346)
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      All Asset
                                                                      Allocation
                                                         -----------------------------------
                                                                   2007             2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $      2,798,170   $      2,059,888
 Net realized gain (loss) .............................        (2,216,908)        (2,841,420)
 Net change in unrealized appreciation (depreciation) .         3,169,348          9,559,244
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,750,610          8,777,712
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................        10,934,214         12,504,189
 Transfers between subaccounts, net ...................        (4,543,574)        (4,798,034)
 Transfers for contract benefits and terminations .....       (14,491,760)       (15,346,898)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (8,101,120)        (7,640,743)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................             1,328                 --
Net increase (decrease) in net assets .................        (4,349,182)         1,136,969
Net assets beginning of period ........................        98,758,967         97,621,998
                                                         ----------------   ----------------
Net assets end of period ..............................  $     94,409,785   $     98,758,967
                                                         ================   ================
 Units issued during the period .......................           587,222            710,912
 Units redeemed during the period .....................          (941,066)        (1,084,075)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (353,844)          (373,163)
                                                         ================   ================

                                                                   AXA Aggressive                          AXA Conservative
                                                                     Allocation                               Allocation
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          92,729   $           4,249   $           4,619   $            2
 Net realized gain (loss) .............................            114,567                 206               1,917               --
 Net change in unrealized appreciation (depreciation) .           (185,381)                339              (2,873)              (2)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              21,915               4,794               3,663               --
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................          3,331,982             181,955              89,381              800
 Transfers between subaccounts, net ...................          1,152,771              65,517              52,285               --
 Transfers for contract benefits and terminations .....           (515,387)            (10,417)            (10,660)             (13)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....          3,969,366             237,055             131,006              787
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................          3,991,281             241,849             134,669              787
Net assets beginning of period ........................            241,849                  --                 787               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       4,233,130   $         241,849   $         135,456   $          787
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             48,963               2,079               1,364                7
 Units redeemed during the period .....................             (2,692)               (475)               (120)              --
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             46,271               1,604               1,244                7
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   AXA Conservative-                        AXA Moderate
                                                                    Plus Allocation                          Allocation
                                                         -------------------------------------   ----------------------------------
                                                                2007              2006 (l)             2007              2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          19,525   $             235   $         128,837   $        4,929
 Net realized gain (loss) .............................             10,896                  49              52,511               40
 Net change in unrealized appreciation (depreciation) .            (20,354)               (204)           (110,690)          (2,732)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              10,067                  80              70,658            2,237
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            397,758              13,468           3,098,898          112,219
 Transfers between subaccounts, net ...................            271,316              (6,417)          1,385,846          135,369
 Transfers for contract benefits and terminations .....            (52,549)               (290)           (382,215)          (6,308)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....            616,525               6,761           4,102,529          241,280
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................            626,592               6,841           4,173,187          243,517
Net assets beginning of period ........................              6,841                  --             243,517               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $         633,433   $           6,841   $       4,416,704   $      243,517
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             17,887                 126              75,533            1,930
 Units redeemed during the period .....................             (5,448)                (72)             (2,639)            (125)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             12,439                  54              72,894            1,805
                                                         =================   =================   =================   ==============

                                                                    AXA Moderate-
                                                                   Plus Allocation
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        342,214   $         11,591
 Net realized gain (loss) .............................           293,495              1,083
 Net change in unrealized appreciation (depreciation) .          (396,911)            (6,618)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            238,798              6,056
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         9,933,632            366,560
 Transfers between subaccounts, net ...................         3,595,517            256,098
 Transfers for contract benefits and terminations .....        (1,229,950)           (18,697)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        12,299,199            603,961
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               645                 --
Net increase (decrease) in net assets .................        12,538,642            610,017
Net assets beginning of period ........................           610,017                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     13,148,659   $        610,017
                                                         ================   ================
 Units issued during the period .......................           179,622              4,782
 Units redeemed during the period .....................            (6,956)              (620)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           172,666              4,162
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Dreyfus Stock
                                                                    Index Fund, Inc.
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        900,490   $        847,406
 Net realized gain (loss) .............................         6,575,922            763,138
 Net change in unrealized appreciation (depreciation) .        (3,554,649)         8,459,813
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,921,763         10,070,357
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         3,480,414          4,449,022
 Transfers between subaccounts, net ...................        (5,140,278)         8,758,161
 Transfers for contract benefits and terminations .....       (14,631,043)        (9,853,539)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....       (16,290,907)         3,353,644
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                99                 --
Net increase (decrease) in net assets .................       (12,369,045)        13,424,001
Net assets beginning of period ........................        77,325,215         63,901,214
                                                         ----------------   ----------------
Net assets end of period ..............................  $     64,956,170   $     77,325,215
                                                         ================   ================
 Units issued during the period .......................           512,648          1,231,569
 Units redeemed during the period .....................        (1,444,017)        (1,051,786)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (931,369)           179,783
                                                         ================   ================

                                                                                                       EQ/AllianceBernstein
                                                                    EQ/AllianceBernstein                   Intermediate
                                                                        Common Stock                   Government Securities
                                                         -------------------------------------------   ---------------------
                                                               2007 (p)                2006 (l)              2007 (ak)
                                                         --------------------   --------------------   ---------------------
From operations:
 Net investment income (loss) .........................  $             11,741   $                339   $               2,481
 Net realized gain (loss) .............................                16,542                     63                      17
 Net change in unrealized appreciation (depreciation) .               (23,744)                    73                    (895)
                                                         --------------------   --------------------   ---------------------
 Net increase/(decrease) in net assets from operations                  4,539                    475                   1,603
                                                         --------------------   --------------------   ---------------------
Contract transactions:
 Payments received from contractowners ................               669,873                 39,722                  43,688
 Transfers between subaccounts, net ...................               583,439                  8,289                  28,141
 Transfers for contract benefits and terminations .....              (105,238)                (2,449)                 (2,319)
                                                         --------------------   --------------------   ---------------------
Net increase/(decrease) from contract transactions ....             1,148,074                 45,562                  69,510
                                                         --------------------   --------------------   ---------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                    --                     --                  15,972
Net increase (decrease) in net assets .................             1,152,613                 46,037                  87,085
Net assets beginning of period ........................                46,037                     --                      --
                                                         --------------------   --------------------   ---------------------
Net assets end of period ..............................  $          1,198,650   $             46,037   $              87,085
                                                         ====================   ====================   =====================
 Units issued during the period .......................                35,167                    655                     623
 Units redeemed during the period .....................                (5,447)                   (61)                     (9)
                                                         --------------------   --------------------   ---------------------
 Net units issued (redeemed) during the period ........                29,720                    594                     614
                                                         ====================   ====================   =====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                 EQ/AllianceBernstein
                                                                    International
                                                         -----------------------------------
                                                               2007            2006 (j) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         32,659   $         77,573
 Net realized gain (loss) .............................         1,471,514            473,396
 Net change in unrealized appreciation (depreciation) .        (1,024,527)          (168,899)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            479,646            382,070
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           763,598            319,325
 Transfers between subaccounts, net ...................          (650,633)         5,851,613
 Transfers for contract benefits and terminations .....        (3,171,362)           (27,104)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (3,058,397)         6,143,834
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (2,578,751)         6,525,904
Net assets beginning of period ........................         6,525,904                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      3,947,153   $      6,525,904
                                                         ================   ================
 Units issued during the period .......................            74,725             26,670
 Units redeemed during the period .....................          (312,897)           (11,502)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (238,172)            15,168
                                                         ================   ================

                                                               EQ/AllianceBernstein                     EQ/AllianceBernstein
                                                                 Large Cap Growth                           Quality Bond
                                                         -------------------------------------   ---------------------------------
                                                               2007               2006 (l)             2007             2006 (l)
                                                         -----------------   -----------------   -----------------   -------------
From operations:
 Net investment income (loss) .........................                 --                  --   $           5,157   $           9
 Net realized gain (loss) .............................                559                   1                 281              --
 Net change in unrealized appreciation (depreciation) .              4,947                  12              (2,506)            (15)
                                                         -----------------   -----------------   -----------------   -------------
 Net increase/(decrease) in net assets from operations               5,506                  13               2,932              (6)
                                                         -----------------   -----------------   -----------------   -------------
Contract transactions:
 Payments received from contractowners ................             97,518               1,487             101,925           3,523
 Transfers between subaccounts, net ...................             10,145                 256              25,729             186
 Transfers for contract benefits and terminations .....            (12,483)               (133)            (10,342)            (76)
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) from contract transactions ....             95,180               1,610             117,312           3,633
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --              --
Net increase (decrease) in net assets .................            100,686               1,623             120,244           3,627
Net assets beginning of period ........................              1,623                  --               3,627
                                                         -----------------   -----------------   -----------------   -------------
Net assets end of period ..............................  $         102,309   $           1,623   $         123,871   $       3,627
                                                         =================   =================   =================   =============
 Units issued during the period .......................              1,229                  24                 922              26
 Units redeemed during the period .....................                (99)                 (3)               (139)             (1)
                                                         -----------------   -----------------   -----------------   -------------
 Net units issued (redeemed) during the period ........              1,130                  21                 783              25
                                                         =================   =================   =================   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/AllianceBernstein
                                                                 Small Cap Growth
                                                         -----------------------------------
                                                               2007             2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (1,061)                --
 Net realized gain (loss) .............................           142,885                534
 Net change in unrealized appreciation (depreciation) .           (90,207)              (364)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             51,617                170
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           186,074              6,236
 Transfers between subaccounts, net ...................           775,157              2,650
 Transfers for contract benefits and terminations .....           (44,109)              (364)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           917,122              8,522
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 1                 --
Net increase (decrease) in net assets .................           968,740              8,692
Net assets beginning of period ........................             8,692                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        977,432   $          8,692
                                                         ================   ================
 Units issued during the period .......................            63,751                 57
 Units redeemed during the period .....................            (8,336)                (7)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........            55,415                 50
                                                         ================   ================

                                                                EQ/AllianceBernstein                          EQ/Ariel
                                                                        Value                              Appreciation II
                                                         -------------------------------------   --------------------------------
                                                            2007 (r) (w)         2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   -----------------   ------------
From operations:
 Net investment income (loss) .........................  $         217,076   $             844   $              66   $          1
 Net realized gain (loss) .............................            815,902               3,009                 103              1
 Net change in unrealized appreciation (depreciation) .         (1,134,987)             (2,675)             (1,338)             2
                                                         -----------------   -----------------   -----------------   ------------
 Net increase/(decrease) in net assets from operations            (102,009)              1,178              (1,169)             4
                                                         -----------------   -----------------   -----------------   ------------
Contract transactions:
 Payments received from contractowners ................            828,968              50,494              17,428            205
 Transfers between subaccounts, net ...................         12,742,851              46,736               3,623             57
 Transfers for contract benefits and terminations .....           (258,132)             (1,613)             (3,230)           (28)
                                                         -----------------   -----------------   -----------------   ------------
Net increase/(decrease) from contract transactions ....         13,313,687              95,617              17,821            234
                                                         -----------------   -----------------   -----------------   ------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                667                  --                  --             --
Net increase (decrease) in net assets .................         13,212,345              96,795              16,652            238
Net assets beginning of period ........................             96,795                  --                 238             --
                                                         -----------------   -----------------   -----------------   ------------
Net assets end of period ..............................  $      13,309,140   $          96,795   $          16,890   $        238
                                                         =================   =================   =================   ============
 Units issued during the period .......................            700,082                 640                 149              5
 Units redeemed during the period .....................             (9,634)                (24)                 (3)            (3)
                                                         -----------------   -----------------   -----------------   ------------
 Net units issued (redeemed) during the period ........            690,448                 616                 146              2
                                                         =================   =================   =================   ============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                         EQ/AXA Rosenberg Value                  EQ/BlackRock
                                                           Long/Short Equity                  Basic Value Equity
                                                         ----------------------   -------------------------------------------
                                                                2007 (ak)                2007(x)               2006 (l)
                                                         ----------------------   --------------------   --------------------
From operations:
 Net investment income (loss) .........................  $                  120   $             12,787   $                118
 Net realized gain (loss) .............................                      (6)                91,750                    503
 Net change in unrealized appreciation (depreciation) .                      55               (111,525)                  (342)
                                                         ----------------------   --------------------   --------------------
 Net increase/(decrease) in net assets from operations                      169                 (6,988)                   279
                                                         ----------------------   --------------------   --------------------
Contract transactions:
 Payments received from contractowners ................                  15,742                322,140                 11,081
 Transfers between subaccounts, net ...................                   1,678                908,112                  2,912
 Transfers for contract benefits and terminations .....                    (643)               (48,904)                  (578)
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) from contract transactions ....                  16,777              1,181,348                 13,415
                                                         ----------------------   --------------------   --------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                      --                    155
Net increase (decrease) in net assets .................                  16,946              1,174,515                 13,694
Net assets beginning of period ........................                      --                 13,694
                                                         ----------------------   --------------------   --------------------
Net assets end of period ..............................  $               16,946   $          1,188,209   $             13,694
                                                         ======================   ====================   ====================
 Units issued during the period .......................                     264                 58,166                     60
 Units redeemed during the period .....................                    (113)                (1,484)                   (10)
                                                         ----------------------   --------------------   --------------------
 Net units issued (redeemed) during the period ........                     151                 56,682                     50
                                                         ======================   ====================   ====================

                                                                     EQ/BlackRock
                                                                  International Value
                                                         -----------------------------------
                                                               2007            2006 (b) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        223,097   $        184,093
 Net realized gain (loss) .............................         1,626,967            908,141
 Net change in unrealized appreciation (depreciation) .          (704,927)          (499,310)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          1,145,137            592,924
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           531,583             44,218
 Transfers between subaccounts, net ...................          (290,330)        11,147,258
 Transfers for contract benefits and terminations .....          (469,104)          (427,412)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (227,851)        10,764,064
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               474                 --
Net increase (decrease) in net assets .................           917,760         11,356,988
Net assets beginning of period ........................        11,356,988                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     12,274,748   $     11,356,988
                                                         ================   ================
 Units issued during the period .......................            40,716              5,577
 Units redeemed during the period .....................           (80,101)           (50,553)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (39,385)           (44,975)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Bond Index
                                                         -----------------------------------
                                                              2007                 2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        223,211   $        272,819
 Net realized gain (loss) .............................          (265,251)          (193,976)
 Net change in unrealized appreciation (depreciation) .           408,044            149,340
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            366,004            228,183
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           666,387            650,410
 Transfers between subaccounts, net ...................          (750,309)          (498,775)
 Transfers for contract benefits and terminations .....        (2,080,263)        (1,191,810)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (2,164,185)        (1,040,175)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                53                 --
Net increase (decrease) in net assets .................        (1,798,128)          (811,992)
Net assets beginning of period ........................         6,788,603          7,600,595
                                                         ----------------   ----------------
Net assets end of period ..............................  $      4,990,475   $      6,788,603
                                                         ================   ================
 Units issued during the period .......................            74,579             58,989
 Units redeemed during the period .....................          (212,524)           132,242
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (137,945)           (73,253)
                                                         ================   ================

                                                                   EQ/Boston Advisors                       EQ/Calvert
                                                                      Equity Income                    Socially Responsible
                                                         -------------------------------------   ----------------------------------
                                                               2007 (y)            2006                2007           2006 (a) (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $         677,634   $         154,009   $           1,098   $       (1,922)
 Net realized gain (loss) .............................          3,093,525             841,179             185,665           17,345
 Net change in unrealized appreciation (depreciation) .         (3,435,956)            623,786              34,014           40,306
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations             335,203           1,618,974             220,777           55,729
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................          1,567,971           1,448,678             311,854           87,137
 Transfers between subaccounts, net ...................         24,636,218             632,865             (57,612)       1,524,454
 Transfers for contract benefits and terminations .....         (2,245,095)         (1,694,351)           (233,289)         (61,646)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....         23,959,094             387,192              20,953        1,549,945
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                127                  --                  10               --
Net increase (decrease) in net assets .................         24,294,424           2,006,166             241,740        1,605,674
Net assets beginning of period ........................         12,264,369          10,258,203           1,869,227          263,553
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $      36,558,793   $      12,264,369   $       2,110,967   $    1,869,227
                                                         =================   =================   =================   ==============
 Units issued during the period .......................          1,442,513             177,418              38,058          209,252
 Units redeemed during the period .....................           (211,800)           (154,523)            (37,385)         (12,621)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........          1,230,713              22,894                 673          196,631
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQ/Capital
                                                                   Guardian Growth
                                                         -----------------------------------
                                                             2007 (z)            2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (2,325)  $              7
 Net realized gain (loss) .............................            25,922                  1
 Net change in unrealized appreciation (depreciation) .          (207,035)              (143)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations           (183,438)              (135)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            49,247             16,264
 Transfers between subaccounts, net ...................         7,993,487              3,843
 Transfers for contract benefits and terminations .....          (115,738)              (486)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....         7,926,996             19,621
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................         7,743,558             19,486
Net assets beginning of period ........................            19,486                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      7,763,044   $         19,486
                                                         ================   ================
 Units issued during the period .......................           589,017                242
 Units redeemed during the period .....................            (9,108)                (6)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           579,909                236
                                                         ================   ================

                                                                        EQ/Capital                      EQ/Caywood-Scholl
                                                                    Guardian Research                    High Yield Bond
                                                         -------------------------------------   ----------------------------------
                                                          2007(n)(aa)(ab)          2006                2007               2006
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $          49,341   $           4,682   $         700,595   $      627,670
 Net realized gain (loss) .............................             73,581             (30,454)            112,488           22,269
 Net change in unrealized appreciation (depreciation) .           (127,575)            248,111            (557,133)         259,830
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations              (4,653)            222,339             255,950          909,769
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            313,930             123,450           1,233,337        1,295,981
 Transfers between subaccounts, net ...................          3,072,999             (43,542)           (432,340)      (1,186,273)
 Transfers for contract benefits and terminations .....           (286,276)           (169,102)         (1,875,768)      (2,063,924)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....          3,100,653             (89,194)         (1,074,771)      (1,954,216)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --               --
Net increase (decrease) in net assets .................          3,096,000             133,145            (818,821)      (1,044,447)
Net assets beginning of period ........................          2,097,678           1,964,533          12,328,587       13,373,034
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       5,193,678   $       2,097,678   $      11,509,766   $   12,328,587
                                                         =================   =================   =================   ==============
 Units issued during the period .......................            309,396              13,323             104,387          105,078
 Units redeemed during the period .....................            (51,438)            (19,656)           (164,230)        (216,761)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........            257,958              (6,333)            (59,843)        (111,683)
                                                         =================   =================   =================   ==============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                               EQ/Equity 500 Index
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         11,895   $            165
 Net realized gain (loss) .............................            28,857                369
 Net change in unrealized appreciation (depreciation) .           (37,870)              (304)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              2,882                230
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           566,742             13,715
 Transfers between subaccounts, net ...................           397,939              2,854
 Transfers for contract benefits and terminations .....           (71,766)              (822)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           892,915             15,747
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           895,797             15,977
Net assets beginning of period ........................            15,977                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        911,774   $         15,977
                                                         ================   ================
 Units issued during the period .......................             8,245                363
 Units redeemed during the period .....................              (740)               (33)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             7,505                330
                                                         ================   ================

                                                                   EQ/Evergreen
                                                                 International Bond                      EQ/Evergreen Omega
                                                         -------------------------------------   ---------------------------------
                                                              2007               2006 (l)              2007               2006 (l)
                                                         -----------------   -----------------   -----------------   -------------
From operations:
 Net investment income (loss) .........................  $           1,939   $               4   $              --             $--
 Net realized gain (loss) .............................                139                  15                 925              --
 Net change in unrealized appreciation (depreciation) .              2,947                 (55)             (1,026)             --
                                                         -----------------   -----------------   -----------------   -------------
 Net increase/(decrease) in net assets from operations               5,025                 (36)               (101)             --
                                                         -----------------   -----------------   -----------------   -------------
Contract transactions:
 Payments received from contractowners ................             70,363               9,176              20,078             145
 Transfers between subaccounts, net ...................             19,718               1,000               7,381               1
 Transfers for contract benefits and terminations .....             (8,916)               (412)             (1,726)             (9)
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) from contract transactions ....             81,165               9,764              25,733             137
                                                         -----------------   -----------------   -----------------   -------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  --              --
Net increase (decrease) in net assets .................             86,190               9,728              25,632             137
Net assets beginning of period ........................              9,728                  --                 137              --
                                                         -----------------   -----------------   -----------------   -------------
Net assets end of period ..............................  $          95,918   $           9,728   $          25,769   $         137
                                                         =================   =================   =================   =============
 Units issued during the period .......................                791                 105                 247               1
 Units redeemed during the period .....................                (20)                 (9)                (10)             --
                                                         -----------------   -----------------   -----------------   -------------
 Net units issued (redeemed) during the period ........                771                  96                 237               1
                                                         =================   =================   =================   =============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                          EQ/GAMCO Mergers
                                                                     EQ/FI Mid Cap                        and Acquisitions
                                                         -------------------------------------   ----------------------------------
                                                             2007 (ac)         2006 (f) (l)            2007               2006 (l)
                                                         -----------------   -----------------   -----------------   --------------
From operations:
 Net investment income (loss) .........................  $         (11,103)  $           5,825   $           1,219   $          335
 Net realized gain (loss) .............................            720,292             151,667               7,500              503
 Net change in unrealized appreciation (depreciation) .           (496,431)            (14,361)             (9,001)            (734)
                                                         -----------------   -----------------   -----------------   --------------
 Net increase/(decrease) in net assets from operations             212,758             143,131                (282)             104
                                                         -----------------   -----------------   -----------------   --------------
Contract transactions:
 Payments received from contractowners ................            830,706             108,645             125,739            3,174
 Transfers between subaccounts, net ...................            557,498           2,689,672              46,104           16,817
 Transfers for contract benefits and terminations .....           (457,901)            (74,945)            (13,655)            (209)
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) from contract transactions ....            930,303           2,723,372             158,188           19,782
                                                         -----------------   -----------------   -----------------   --------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 311               --
Net increase (decrease) in net assets .................          1,143,061           2,866,503             158,217           19,886
Net assets beginning of period ........................          2,866,503                  --              19,886               --
                                                         -----------------   -----------------   -----------------   --------------
Net assets end of period ..............................  $       4,009,564   $       2,866,503   $         178,103   $       19,886
                                                         =================   =================   =================   ==============
 Units issued during the period .......................             56,459               5,415               1,335              171
 Units redeemed during the period .....................            (29,468)             (6,203)                (54)              (4)
                                                         -----------------   -----------------   -----------------   --------------
 Net units issued (redeemed) during the period ........             26,991                (788)              1,281              167
                                                         =================   =================   =================   ==============

                                                                      EQ/GAMCO
                                                                 Small Company Value
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $       (136,552)  $        214,373
 Net realized gain (loss) .............................         8,971,517          6,363,227
 Net change in unrealized appreciation (depreciation) .        (1,627,496)         6,612,967
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          7,207,469         13,190,567
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         7,823,369          8,654,301
 Transfers between subaccounts, net ...................        (3,056,139)        (4,000,243)
 Transfers for contract benefits and terminations .....       (13,170,182)       (10,784,306)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (8,402,952)        (6,130,248)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,195,483)         7,060,319
Net assets beginning of period ........................        83,200,361         76,140,042
                                                         ----------------   ----------------
Net assets end of period ..............................  $     82,004,878   $     83,200,361
                                                         ================   ================
 Units issued during the period .......................           356,883            409,940
 Units redeemed during the period .....................          (585,602)          (583,510)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (228,719)          (173,570)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      EQ/Government                       EQ/International
                                                                       Securities                              Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006               2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $         477,168   $         481,345   $        (16,958)  $        35,673
 Net realized gain (loss) .............................           (163,426)           (259,426)         1,731,602           (16,843)
 Net change in unrealized appreciation (depreciation) .            390,174             131,901          1,654,254         4,182,970
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             703,917             353,820          3,368,898         4,201,800
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,283,212           1,813,309          2,226,391         2,025,900
 Transfers between subaccounts, net ...................         (1,413,897)         (1,907,353)           419,881         1,428,334
 Transfers for contract benefits and terminations .....         (1,201,221)         (1,865,503)        (2,909,737)       (2,691,066)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (1,331,906)         (1,959,547)          (263,465)          763,168
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................           (627,990)         (1,605,727)         3,105,433         4,964,968
Net assets beginning of period ........................         12,231,503          13,837,230         21,605,698        16,640,730
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      11,603,513   $      12,231,503   $     24,711,131   $    21,605,698
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            168,492             220,029            217,121           302,732
 Units redeemed during the period .....................           (258,792)           (362,130)          (228,128)         (246,840)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (90,300)           (142,101)           (11,007)           55,892
                                                         =================   =================   ================   ===============

                                                                     EQ/JPMorgan
                                                                      Core Bond
                                                         -----------------------------------
                                                          2007 (ad) (ae)       2006 (g) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $      1,535,612   $        644,361
 Net realized gain (loss) .............................          (366,270)            (4,106)
 Net change in unrealized appreciation (depreciation) .          (779,659)          (504,684)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            389,683            135,571
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,833,316            333,762
 Transfers between subaccounts, net ...................        22,228,857         14,184,128
 Transfers for contract benefits and terminations .....        (4,530,405)          (191,094)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        19,531,768         14,326,796
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        19,921,451         14,462,367
Net assets beginning of period ........................        14,462,367                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     34,383,818   $     14,462,367
                                                         ================   ================
 Units issued during the period .......................         1,783,147             25,418
 Units redeemed during the period .....................          (432,556)           (29,974)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........         1,350,591             (4,556)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     EQ/JPMorgan                           EQ/Legg Mason
                                                                 Value Opportunities                       Value Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)            2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           1,053   $              39   $             --   $            --
 Net realized gain (loss) .............................              9,233                 139              1,219                 1
 Net change in unrealized appreciation (depreciation) .            (13,636)                (57)            (6,956)               16
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              (3,350)                121             (5,737)               17
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             62,017               2,757             68,311             1,195
 Transfers between subaccounts, net ...................             17,689                   4             12,457             9,010
 Transfers for contract benefits and terminations .....             (7,990)               (165)            (8,921)             (140)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             71,716               2,596             71,847            10,065
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             68,366               2,717             66,110            10,082
Net assets beginning of period ........................              2,717                  --             10,082                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $          71,083   $           2,717   $         76,192   $        10,082
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                429                  17                675                90
 Units redeemed during the period .....................                (51)                 (2)               (53)               (2)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                378                  15                622                88
                                                         =================   =================   ================   ===============

                                                                        EQ/Long
                                                                       Term Bond
                                                         -----------------------------------
                                                                   2007            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        325,400   $        369,547
 Net realized gain (loss) .............................           (71,708)           (25,135)
 Net change in unrealized appreciation (depreciation) .           406,490           (199,065)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            660,182            145,347
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,274,594          1,389,771
 Transfers between subaccounts, net ...................           (36,364)          (289,266)
 Transfers for contract benefits and terminations .....        (3,171,445)        (1,772,920)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (1,933,215)          (672,415)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,273,033)          (527,068)
Net assets beginning of period ........................        10,331,127         10,858,195
                                                         ----------------   ----------------
Net assets end of period ..............................  $      9,058,094   $     10,331,127
                                                         ================   ================
 Units issued during the period .......................           106,863            124,362
 Units redeemed during the period .....................          (220,509)          (163,990)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (113,646)           (39,628)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Lord Abbett                         EQ/Lord Abbett
                                                                   Growth and Income                       Large Cap Core
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (d) (l)         2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          80,977   $          53,372   $            212   $            10
 Net realized gain (loss) .............................            754,712             143,365              1,198                 5
 Net change in unrealized appreciation (depreciation) .           (574,646)             75,089               (878)                7
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             261,043             271,826                532                22
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,389,353             212,239             28,133             1,038
 Transfers between subaccounts, net ...................           (164,579)          7,072,906              6,797               645
 Transfers for contract benefits and terminations .....           (949,438)           (176,323)            (3,512)             (106)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            275,336           7,108,822             31,418             1,577
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                279                  --                 --                --
Net increase (decrease) in net assets .................            536,658           7,380,648             31,950             1,599
Net assets beginning of period ........................          7,380,648                  --              1,599                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       7,917,306   $       7,380,648   $         33,549   $         1,599
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            116,091              30,315                255                13
 Units redeemed during the period .....................           (101,802)            (17,388)               (16)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........             14,289              12,927                239                13
                                                         =================   =================   ================   ===============

                                                                     EQ/Lord Abbett
                                                                      Mid Cap Value
                                                         -----------------------------------
                                                                   2007        2006 (e) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         61,555   $         89,280
 Net realized gain (loss) .............................         2,098,288            203,715
 Net change in unrealized appreciation (depreciation) .        (2,028,338)           389,073
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            131,505            682,068
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,598,163            226,097
 Transfers between subaccounts, net ...................          (672,523)        14,788,160
 Transfers for contract benefits and terminations .....        (1,583,405)          (168,869)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (657,765)        14,845,388
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                40                 --
Net increase (decrease) in net assets .................          (526,220)        15,527,456
Net assets beginning of period ........................        15,527,456                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $     15,001,236   $     15,527,456
                                                         ================   ================
 Units issued during the period .......................           149,412             18,711
 Units redeemed during the period .....................          (193,677)           (20,005)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (44,265)            (1,294)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/Marsico Focus
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (32,579)  $        (33,837)
 Net realized gain (loss) .............................         1,909,846            612,113
 Net change in unrealized appreciation (depreciation) .          (277,867)           412,964
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          1,599,400            991,240
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,941,588          1,559,792
 Transfers between subaccounts, net ...................          (259,028)          (245,268)
 Transfers for contract benefits and terminations .....        (2,098,832)        (1,669,862)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (416,272)          (355,338)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................         1,183,128            635,902
Net assets beginning of period ........................        12,186,279         11,550,377
                                                         ----------------   ----------------
Net assets end of period ..............................  $     13,369,407   $     12,186,279
                                                         ================   ================
 Units issued during the period .......................           138,727            181,773
 Units redeemed during the period .....................          (231,534)          (219,775)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (92,807)           (38,002)
                                                         ================   ================

                                                                                                           EQ/Montag &
                                                                     EQ/Money Market                     Caldwell Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007             2006 (i) (l)           2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $       2,396,153   $       1,641,538   $       (108,045)  $      (101,968)
 Net realized gain (loss) .............................              1,738                  36          1,625,639           (68,497)
 Net change in unrealized appreciation (depreciation) .                760                  25          9,309,227         4,103,444
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           2,398,651           1,641,599         10,826,821         3,932,979
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................         13,189,649           6,379,271          8,265,323         9,825,812
 Transfers between subaccounts, net ...................         14,325,992          16,588,998         (3,414,245)       (4,182,538)
 Transfers for contract benefits and terminations .....        (31,534,047)         (9,404,435)        (8,131,479)       (8,414,252)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (4,018,406)         13,563,834         (3,280,401)       (2,770,978)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................            121,917                  --                 --                --
Net increase (decrease) in net assets .................         (1,497,838)         15,205,433          7,546,420         1,162,001
Net assets beginning of period ........................         54,255,268          39,049,835         55,109,017        53,947,016
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      52,757,430   $      54,255,268   $     62,655,437   $    55,109,017
                                                         =================   =================   ================   ===============
 Units issued during the period .......................          4,183,042           3,329,015            748,353         1,007,529
 Units redeemed during the period .....................         (4,602,601)         (2,111,873)        (1,060,785)       (1,289,575)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (419,559)          1,217,142           (312,432)         (282,046)
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                       EQ/PIMCO
                                                                      Real Return
                                                         -----------------------------------
                                                               2007                2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         74,581   $        248,366
 Net realized gain (loss) .............................          (139,777)          (223,116)
 Net change in unrealized appreciation (depreciation) .           544,565             25,927
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            479,369             51,177
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           704,990          1,503,078
 Transfers between subaccounts, net ...................        (2,356,128)        (4,909,246)
 Transfers for contract benefits and terminations .....        (2,620,394)        (5,118,559)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (4,271,532)        (8,524,727)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (3,792,163)        (8,473,550)
Net assets beginning of period ........................         7,932,557         16,406,107
                                                         ----------------   ----------------
Net assets end of period ..............................  $      4,140,394   $      7,932,557
                                                         ================   ================
 Units issued during the period .......................           125,368            264,080
 Units redeemed during the period .....................          (489,324)          (989,251)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (363,956)          (725,171)
                                                         ================   ================

                                                                        EQ/Short                              EQ/Small
                                                                     Duration Bond                         Company Index
                                                         -------------------------------------   ----------------------------------
                                                                2007            2006 (h) (l)         2007 (af)          2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          25,264   $         105,269   $        100,073   $           158
 Net realized gain (loss) .............................            (97,924)               (353)           442,004               979
 Net change in unrealized appreciation (depreciation) .            122,172             (78,693)          (578,664)           (1,253)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              49,512              26,223            (36,587)             (116)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            208,593             133,193            347,423            16,981
 Transfers between subaccounts, net ...................           (165,639)          2,626,911          5,885,913            17,483
 Transfers for contract benefits and terminations .....         (2,322,155)            (69,882)           (64,737)             (860)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (2,279,201)          2,690,222          6,168,599            33,604
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................         (2,229,689)          2,716,445          6,132,012            33,488
Net assets beginning of period ........................          2,913,816             197,371             33,488                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         684,127   $       2,913,816   $      6,165,500   $        33,488
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             34,101             203,572            569,430               202
 Units redeemed during the period .....................           (198,721)            (11,417)            (7,489)               (9)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (164,620)            192,155            561,941               193
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    EQ/T. Rowe Price
                                                                      Growth Stock
                                                         -----------------------------------
                                                              2007 (m)             2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $       (291,653)  $       (340,440)
 Net realized gain (loss) .............................         2,204,960           (687,717)
 Net change in unrealized appreciation (depreciation) .         1,498,084         (1,754,825)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,411,391         (2,782,982)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         5,938,857          6,800,380
 Transfers between subaccounts, net ...................        (2,913,050)        (3,810,607)
 Transfers for contract benefits and terminations .....        (7,844,239)        (9,317,717)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (4,818,432)        (6,327,944)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................        (1,407,041)        (9,110,926)
Net assets beginning of period ........................        52,829,010         61,939,936
                                                         ----------------   ----------------
Net assets end of period ..............................  $     51,421,969   $     52,829,010
                                                         ================   ================
 Units issued during the period .......................           377,939            447,184
 Units redeemed during the period .....................          (656,985)          (846,911)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (279,046)          (399,727)
                                                         ================   ================

                                                                         EQ/UBS                             EQ/Van Kampen
                                                                    Growth and Income                         Comstock
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006               2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          85,078   $          74,152   $            950   $            51
 Net realized gain (loss) .............................          1,007,258             291,889              1,922                34
 Net change in unrealized appreciation (depreciation) .           (878,404)          2,353,013             (5,807)               21
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             213,932           2,719,054             (2,935)              106
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          2,799,197           3,083,047             45,689             2,450
 Transfers between subaccounts, net ...................           (939,190)           (828,879)            19,619             4,414
 Transfers for contract benefits and terminations .....         (3,089,208)         (3,173,077)            (9,383)             (399)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (1,229,201)           (918,909)            55,925             6,465
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 55                  --                 --                --
Net increase (decrease) in net assets .................         (1,015,214)          1,800,145             52,990             6,571
Net assets beginning of period ........................         22,391,536          20,591,391              6,571                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      21,376,322   $      22,391,536   $         59,561   $         6,571
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            222,683             287,290                485                61
 Units redeemed during the period .....................           (315,854)           (366,280)               (40)               (5)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (93,171)            (78,990)               445                56
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   EQ/Van Kampen
                                                               Emerging Markets Equity
                                                         -----------------------------------
                                                               2007           2006 (k) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         (5,296)  $          6,624
 Net realized gain (loss) .............................           697,412            114,168
 Net change in unrealized appreciation (depreciation) .            40,106             16,146
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            732,222            136,938
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           988,030             72,900
 Transfers between subaccounts, net ...................           294,804          1,184,463
 Transfers for contract benefits and terminations .....          (267,328)           (49,496)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....         1,015,506          1,207,867
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               222                 --
Net increase (decrease) in net assets .................         1,747,950          1,344,805
Net assets beginning of period ........................         1,344,805                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      3,092,755   $      1,344,805
                                                         ================   ================
 Units issued during the period .......................            12,598              1,889
 Units redeemed during the period .....................            (8,226)            (1,829)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             4,372                 60
                                                         ================   ================

                                                                      EQ/Van Kampen                        EQ/Van Kampen
                                                                      Mid Cap Growth                        Real Estate
                                                         -------------------------------------------   --------------------
                                                             2007 (s) (ag)            2006 (l)             2007 (t) (al)
                                                         --------------------   --------------------   --------------------
From operations:
 Net investment income (loss) .........................  $             51,171   $                  1   $             65,089
 Net realized gain (loss) .............................               529,157                      7                289,709
 Net change in unrealized appreciation (depreciation) .              (298,471)                    (9)            (1,082,441)
                                                         --------------------   --------------------   --------------------
 Net increase/(decrease) in net assets from operations                281,857                     (1)              (727,643)
                                                         --------------------   --------------------   --------------------
Contract transactions:
 Payments received from contractowners ................               363,899                  1,413                431,407
 Transfers between subaccounts, net ...................            12,152,571                    225              8,508,875
 Transfers for contract benefits and terminations .....              (177,812)                  (150)              (356,826)
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) from contract transactions ....            12,338,658                  1,488              8,583,456
                                                         --------------------   --------------------   --------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                    --                     --                     --
Net increase (decrease) in net assets .................            12,620,515                  1,487              7,855,813
Net assets beginning of period ........................                 1,487                     --                     --
                                                         --------------------   --------------------   --------------------
Net assets end of period ..............................  $         12,622,002   $              1,487   $          7,855,813
                                                         ====================   ====================   ====================
 Units issued during the period .......................               818,824                     13                368,416
 Units redeemed during the period .....................               (22,595)                    (2)               (36,832)
                                                         --------------------   --------------------   --------------------
 Net units issued (redeemed) during the period ........               796,229                     11                331,584
                                                         ====================   ====================   ====================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Fidelity VIP                            Fidelity VIP
                                                                   Asset Manager                           Contrafund(R)
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006            2007 (u) (v)           2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          10,170   $           3,731   $        248,381   $       281,194
 Net realized gain (loss) .............................              5,818               3,600         16,118,869         4,778,190
 Net change in unrealized appreciation (depreciation) .              9,060               2,545         (9,146,609)       (1,287,753)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              25,048               9,876          7,220,641         3,771,631
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             23,383              14,544          2,893,399         2,471,083
 Transfers between subaccounts, net ...................             13,155               8,461         11,122,706         1,528,355
 Transfers for contract benefits and terminations .....             (7,708)            (48,583)        (5,114,375)       (4,554,360)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             28,830             (25,578)         8,901,730          (554,922)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             53,878             (15,702)        16,122,371         3,216,709
Net assets beginning of period ........................            151,996             167,698         35,262,734        32,046,025
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         205,874   $         151,996   $     51,385,105   $    35,262,734
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              3,121               3,093          1,373,831           632,981
 Units redeemed during the period .....................               (934)             (5,444)          (814,129)         (659,900)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              2,187              (2,351)           559,702           (26,919)
                                                         =================   =================   ================   ===============

                                                                     Fidelity VIP
                                                                  Growth and Income
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         21,772   $          5,434
 Net realized gain (loss) .............................            79,811             58,166
 Net change in unrealized appreciation (depreciation) .            16,472             72,099
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            118,055            135,699
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           170,798            174,404
 Transfers between subaccounts, net ...................           521,612           (154,912)
 Transfers for contract benefits and terminations .....           (22,767)          (152,107)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           669,643           (132,615)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 3                 --
Net increase (decrease) in net assets .................           787,701              3,084
Net assets beginning of period ........................         1,144,899          1,141,815
                                                         ----------------   ----------------
Net assets end of period ..............................  $      1,932,600   $      1,144,899
                                                         ================   ================
 Units issued during the period .......................            66,649             22,017
 Units redeemed during the period .....................           (17,317)           (34,585)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........            49,332            (12,568)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                        Franklin
                                                                    Income Securities
                                                         ---------------------------------------
                                                          2007 (ah)(ai)(aj)           2006
                                                         ------------------   ------------------
From operations:
 Net investment income (loss) .........................  $           38,995   $           39,168
 Net realized gain (loss) .............................             130,439               31,923
 Net change in unrealized appreciation (depreciation) .             (32,524)             129,898
                                                         ------------------   ------------------
 Net increase/(decrease) in net assets from operations              136,910              200,989
                                                         ------------------   ------------------
Contract transactions:
 Payments received from contractowners ................             122,784              228,846
 Transfers between subaccounts, net ...................           9,441,543               36,026
 Transfers for contract benefits and terminations .....            (248,592)            (132,558)
                                                         ------------------   ------------------
Net increase/(decrease) from contract transactions ....           9,315,735              132,314
                                                         ------------------   ------------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................             243,895                   --
Net increase (decrease) in net assets .................           9,696,540              333,303
Net assets beginning of period ........................           1,390,875            1,057,572
                                                         ------------------   ------------------
Net assets end of period ..............................  $       11,087,415   $        1,390,875
                                                         ==================   ==================
 Units issued during the period .......................             899,913               23,713
 Units redeemed during the period .....................            (122,901)             (14,215)
                                                         ------------------   ------------------
 Net units issued (redeemed) during the period ........             777,012                9,498
                                                         ==================   ==================

                                                                      Franklin
                                                                  Rising Dividends                           Franklin
                                                                     Securities                          Zero Coupon 2010
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006              2007                2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          11,787   $           4,007   $          4,561   $         3,027
 Net realized gain (loss) .............................             44,511              13,458               (987)             (636)
 Net change in unrealized appreciation (depreciation) .            (73,106)             61,419              4,738              (361)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             (16,808)             78,884              8,312             2,030
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            146,663             184,830             24,956            27,701
 Transfers between subaccounts, net ...................            (11,214)             30,235             (4,485)           (1,126)
 Transfers for contract benefits and terminations .....           (149,163)            (88,815)           (15,200)          (12,699)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            (13,714)            126,250              5,271            13,876
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            (30,522)            205,134             13,583            15,906
Net assets beginning of period ........................            610,914             405,780             99,036            83,130
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         580,392   $         610,914   $        112,619   $        99,036
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             10,522              18,303              2,903             2,588
 Units redeemed during the period .....................            (11,349)             (9,205)            (2,430)           (1,294)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........               (827)              9,097                473             1,294
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Janus Aspen
                                                                   Series Balanced
                                                         -----------------------------------
                                                               2007               2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        196,592   $        144,902
 Net realized gain (loss) .............................           389,724            151,036
 Net change in unrealized appreciation (depreciation) .           270,030            509,185
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            856,346            805,123
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,011,516          1,163,215
 Transfers between subaccounts, net ...................           (83,393)           (45,284)
 Transfers for contract benefits and terminations .....        (1,221,455)        (1,229,424)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (293,332)          (111,493)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                18                 --
Net increase (decrease) in net assets .................           563,032            693,630
Net assets beginning of period ........................         8,587,816          7,894,186
                                                         ----------------   ----------------
Net assets end of period ..............................  $      9,150,848   $      8,587,816
                                                         ================   ================
 Units issued during the period .......................           107,882            118,879
 Units redeemed during the period .....................          (128,499)          (127,644)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (20,617)            (8,765)
                                                         ================   ================

                                                                       Janus Aspen                          Janus Aspen
                                                                      Series Forty                  Series International Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                 2006              2007                2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $         (16,467)  $         (17,313)  $         29,408   $       188,295
 Net realized gain (loss) .............................          1,948,475             601,955          2,428,614         1,225,264
 Net change in unrealized appreciation (depreciation) .          5,720,774           1,229,364            863,414         2,908,863
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           7,652,782           1,814,006          3,321,436         4,322,422
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................          1,957,269           2,179,215          1,131,811         1,295,483
 Transfers between subaccounts, net ...................           (327,882)           (310,452)        (1,347,666)          866,220
 Transfers for contract benefits and terminations .....         (3,702,723)         (2,275,623)        (1,698,252)       (1,858,203)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....         (2,073,336)           (406,860)        (1,914,107)          303,500
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 11                --
Net increase (decrease) in net assets .................          5,579,446           1,407,146          1,407,340         4,625,922
Net assets beginning of period ........................         22,224,562          20,817,416         13,184,881         8,558,959
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $      27,804,008   $      22,224,562   $     14,592,221   $    13,184,881
                                                         =================   =================   ================   ===============
 Units issued during the period .......................            246,455             325,428            126,933           232,238
 Units redeemed during the period .....................           (445,328)           (382,701)          (222,621)         (205,934)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........           (198,873)            (57,273)           (95,688)           26,304
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                  Janus Aspen Series
                                                                    Mid Cap Growth
                                                         -----------------------------------
                                                                   2007            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (29,320)  $        (64,870)
 Net realized gain (loss) .............................         1,626,392            947,389
 Net change in unrealized appreciation (depreciation) .         1,737,583          1,173,422
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations          3,334,655          2,055,941
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         1,603,125          1,827,166
 Transfers between subaccounts, net ...................        (1,176,055)           685,094
 Transfers for contract benefits and terminations .....        (2,819,559)        (3,500,853)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....        (2,392,489)          (988,593)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           942,166          1,067,348
Net assets beginning of period ........................        16,815,942         15,748,594
                                                         ----------------   ----------------
Net assets end of period ..............................  $     17,758,108   $     16,815,942
                                                         ================   ================
 Units issued during the period .......................           279,942            575,501
 Units redeemed during the period .....................          (587,111)          (716,590)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........          (307,169)          (141,089)
                                                         ================   ================

                                                                  Janus Aspen Series                    Janus Aspen Series
                                                                     Mid Cap Value                       Worldwide Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          24,462   $           8,494   $         47,033   $       187,835
 Net realized gain (loss) .............................            360,986             192,848            510,138           (60,764)
 Net change in unrealized appreciation (depreciation) .           (254,999)             89,784            899,507         2,298,053
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             130,449             291,126          1,456,678         2,425,124
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             95,271              66,494          1,805,149         2,005,790
 Transfers between subaccounts, net ...................          1,080,849             (49,972)          (112,182)         (470,771)
 Transfers for contract benefits and terminations .....           (254,471)           (223,509)        (2,375,567)       (2,374,637)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            921,649            (206,987)          (682,600)         (839,618)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                  2                  --                 90                --
Net increase (decrease) in net assets .................          1,052,100              84,139            774,168         1,585,506
Net assets beginning of period ........................          2,290,811           2,206,672         15,712,110        14,126,604
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       3,342,911   $       2,290,811   $     16,486,278   $    15,712,110
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             89,893              11,665            322,949           338,398
 Units redeemed during the period .....................            (34,523)            (28,198)          (389,685)         (449,484)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........             55,370             (16,533)           (66,736)         (111,086)
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      MarketPLUS
                                                                  International Core
                                                         -----------------------------------
                                                              2007               2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $            377   $             13
 Net realized gain (loss) .............................            19,484                 72
 Net change in unrealized appreciation (depreciation) .           (14,059)               (37)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              5,802                 48
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................            64,417                993
 Transfers between subaccounts, net ...................            41,103              1,226
 Transfers for contract benefits and terminations .....            (7,961)               (82)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....            97,559              2,137
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           103,361              2,185
Net assets beginning of period ........................             2,185                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        105,546   $          2,185
                                                         ================   ================
 Units issued during the period .......................               623                 16
 Units redeemed during the period .....................               (23)                (1)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........               600                 15
                                                         ================   ================

                                                                     MarketPLUS                            MarketPLUS
                                                                   Large Cap Core                       Large Cap Growth
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)             2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $             157                 $--   $            366   $            --
 Net realized gain (loss) .............................              2,643                  --                234                --
 Net change in unrealized appreciation (depreciation) .             (2,963)                 (3)             3,996               (13)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations                (163)                  3              4,596               (13)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             10,073                 684             65,925             5,677
 Transfers between subaccounts, net ...................              4,790                  --             59,459               252
 Transfers for contract benefits and terminations .....             (1,086)                 --             (8,515)             (136)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             13,777                 684            116,869             5,793
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             13,614                  --            121,465             5,780
Net assets beginning of period ........................                687                  --              5,780                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $          14,301   $             687   $        127,245   $         5,780
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                122                   6                615                34
 Units redeemed during the period .....................                 (5)                 --                 (9)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                117                   6                606                34
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    MarketPLUS
                                                                   Mid Cap Value
                                                         -----------------------------------
                                                              2007               2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $          3,410   $             60
 Net realized gain (loss) .............................            76,444              1,911
 Net change in unrealized appreciation (depreciation) .           (99,620)            (1,777)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            (19,766)               194
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           224,069             12,415
 Transfers between subaccounts, net ...................           107,857             20,310
 Transfers for contract benefits and terminations .....           (31,684)              (486)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           300,242             32,239
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               298                 --
Net increase (decrease) in net assets .................           280,774             32,433
Net assets beginning of period ........................            32,433                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        313,207   $         32,433
                                                         ================   ================
 Units issued during the period .......................             1,452                169
 Units redeemed during the period .....................               (24)                (7)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,428                162
                                                         ================   ================

                                                                                                           Multimanager
                                                                   MFS(R) Utilities                     Aggressive Equity
                                                         -------------------------------------   ----------------------------------
                                                                2007               2006                2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          13,403   $          25,269   $             --   $            --
 Net realized gain (loss) .............................            421,790             210,961                 74                 8
 Net change in unrealized appreciation (depreciation) .            103,045             215,767              1,222               293
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             538,238             451,997              1,296               301
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            356,599             341,762             33,670               201
 Transfers between subaccounts, net ...................           (113,183)            257,070              5,746             7,001
 Transfers for contract benefits and terminations .....           (273,224)           (374,258)            (5,584)             (154)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            (29,808)            224,574             33,832             7,048
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                  3                  --                 --                --
Net increase (decrease) in net assets .................            508,433             676,571             35,128             7,349
Net assets beginning of period ........................          1,913,360           1,236,789              7,349                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       2,421,793   $       1,913,360   $         42,477   $         7,349
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             27,064              39,146                346                83
 Units redeemed during the period .....................            (27,518)            (27,004)                (9)               (2)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........               (454)             12,142                337                81
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                    Multimanager                             Multimanager
                                                                     Core Bond                               Health Care
                                                         -------------------------------------   ----------------------------------
                                                               2007              2006 (l)              2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           3,672   $              34   $             --   $            --
 Net realized gain (loss) .............................               (269)                 --              8,279                27
 Net change in unrealized appreciation (depreciation) .              4,500                 (93)            (5,542)              (29)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations               7,903                 (59)             2,737                (2)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            162,353              20,516             54,354               460
 Transfers between subaccounts, net ...................             30,316               2,096             62,079               754
 Transfers for contract benefits and terminations .....            (22,593)               (823)            (8,980)              (89)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            170,076              21,789            107,453             1,125
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            177,979              21,730            110,190             1,123
Net assets beginning of period ........................             21,730                  --              1,123                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         199,709   $          21,730   $        111,313   $         1,123
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              1,554                 185                950                 9
 Units redeemed during the period .....................               (205)                 (7)              (169)               --
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              1,349                 178                781                 9
                                                         =================   =================   ================   ===============

                                                                     Multimanager
                                                                      High Yield
                                                         -----------------------------------
                                                               2007           2006 (c) (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        142,908   $         98,188
 Net realized gain (loss) .............................              (704)             3,598
 Net change in unrealized appreciation (depreciation) .           (95,418)           (78,006)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             46,786             23,780
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           644,835             77,975
 Transfers between subaccounts, net ...................            87,278          1,375,884
 Transfers for contract benefits and terminations .....          (301,954)           (22,697)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           430,159          1,431,162
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               305                 --
Net increase (decrease) in net assets .................           477,250          1,454,942
Net assets beginning of period ........................         1,454,942                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $      1,932,192   $      1,454,942
                                                         ================   ================
 Units issued during the period .......................            26,745              3,957
 Units redeemed during the period .....................           (22,679)            (2,473)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             4,066              1,484
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      Multimanager                          Multimanager
                                                                  International Equity                 Large Cap Core Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)            2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           1,584   $              19   $            171   $             8
 Net realized gain (loss) .............................             13,150                 176              2,605                42
 Net change in unrealized appreciation (depreciation) .             (3,764)                (59)            (2,756)              (43)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              10,970                 136                 20                 7
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            216,280               5,803             36,990             4,302
 Transfers between subaccounts, net ...................             46,857               2,508              6,467                19
 Transfers for contract benefits and terminations .....            (30,963)               (580)            (4,631)             (176)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            232,174               7,731             38,826             4,145
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................            243,144               7,867             38,846             4,152
Net assets beginning of period ........................              7,867                  --              4,152                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         251,011   $           7,867   $         42,998   $         4,152
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                993                  37                239                26
 Units redeemed during the period .....................                (77)                 (3)               (14)               (1)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                916                  34                225                25
                                                         =================   =================   ================   ===============

                                                                    Multimanager
                                                                 Large Cap Growth
                                                         -----------------------------------
                                                              2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $             --   $             --
 Net realized gain (loss) .............................            16,891                241
 Net change in unrealized appreciation (depreciation) .           (11,795)              (288)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations              5,096                (47)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           149,346              8,065
 Transfers between subaccounts, net ...................            25,307                625
 Transfers for contract benefits and terminations .....           (16,684)              (393)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           157,969              8,297
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           163,065              8,250
Net assets beginning of period ........................             8,250                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        171,315   $          8,250
                                                         ================   ================
 Units issued during the period .......................             1,064                 63
 Units redeemed during the period .....................               (28)                (4)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........             1,036                 59
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Multimanager                         Multimanager
                                                                   Large Cap Value                       Mid Cap Growth
                                                         -------------------------------------   ----------------------------------
                                                                2007              2006 (l)            2007              2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           3,357   $             107   $             --   $            --
 Net realized gain (loss) .............................             30,346                 489             10,242               190
 Net change in unrealized appreciation (depreciation) .            (36,506)               (389)            (9,087)             (198)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              (2,803)                207              1,155                (8)
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            227,311              37,170             88,054             4,819
 Transfers between subaccounts, net ...................             89,776               2,441             18,204               322
 Transfers for contract benefits and terminations .....            (32,408)             (1,295)           (10,042)             (200)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            284,679              38,316             96,216             4,941
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                158                  --                 --                --
Net increase (decrease) in net assets .................            282,034              38,523             97,371             4,933
Net assets beginning of period ........................             38,523                  --              4,933                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         320,557   $          38,523   $        102,304   $         4,933
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              1,598                 214                557                30
 Units redeemed during the period .....................               (146)                 (8)               (79)               (3)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              1,452                 206                478                27
                                                         =================   =================   ================   ===============

                                                                    Multimanager
                                                                   Mid Cap Value
                                                         -----------------------------------
                                                               2007              2006 (l)
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $             --   $             --
 Net realized gain (loss) .............................            10,865                234
 Net change in unrealized appreciation (depreciation) .           (16,055)              (298)
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             (5,190)               (64)
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................           110,205             13,996
 Transfers between subaccounts, net ...................            13,383              1,819
 Transfers for contract benefits and terminations .....           (14,559)              (537)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....           109,029             15,278
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................           103,839             15,214
Net assets beginning of period ........................            15,214                 --
                                                         ----------------   ----------------
Net assets end of period ..............................  $        119,053   $         15,214
                                                         ================   ================
 Units issued during the period .......................             1,003                109
 Units redeemed during the period .....................              (308)                (6)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........               695                103
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     Multimanager
                                                                   Small Cap Growth
                                                         -----------------------------------
                                                              2007 (o)            2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $        (74,504)  $        (72,457)
 Net realized gain (loss) .............................         2,673,076          1,003,317
 Net change in unrealized appreciation (depreciation) .        (2,030,085)           640,538
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations            568,487          1,571,398
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................         2,151,837          2,378,986
 Transfers between subaccounts, net ...................          (375,768)          (100,242)
 Transfers for contract benefits and terminations .....        (2,715,383)        (2,798,922)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (939,314)          (520,178)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................               278                 --
Net increase (decrease) in net assets .................          (370,549)         1,051,220
Net assets beginning of period ........................        17,425,931         16,374,711
                                                         ----------------   ----------------
Net assets end of period ..............................  $     17,055,382   $     17,425,931
                                                         ================   ================
 Units issued during the period .......................           152,651            234,310
 Units redeemed during the period .....................          (221,727)          (273,598)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (69,076)           (39,287)
                                                         ================   ================

                                                                   Multimanager                             Mulitmanager
                                                                  Small Cap Value                            Technology
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (l)             2007             2006 (l)
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $             354   $               5   $             --                --
 Net realized gain (loss) .............................              7,665                 282                445                12
 Net change in unrealized appreciation (depreciation) .            (20,031)               (209)             6,838                30
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             (12,012)                 78              7,283                42
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             77,863               3,035            104,762             4,047
 Transfers between subaccounts, net ...................             43,795                 809             70,994               747
 Transfers for contract benefits and terminations .....            (11,755)               (212)           (15,613)             (403)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....            109,903               3,632            160,143             4,391
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             97,891               3,710            167,426             4,433
Net assets beginning of period ........................              3,710                  --              4,433                --
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         101,601   $           3,710   $        171,859   $         4,433
                                                         =================   =================   ================   ===============
 Units issued during the period .......................                497                  18                787                --
 Units redeemed during the period .....................                (23)                 (2)               (21)               (6)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                474                  16                766                24
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                      Oppenheimer
                                                                   Global Securities
                                                         ----------------------------------
                                                               2007              2006
                                                         ----------------  ----------------
From operations:
 Net investment income (loss) .........................  $         15,555  $          7,232
 Net realized gain (loss) .............................           223,931           149,667
 Net change in unrealized appreciation (depreciation) .          (134,137)           93,737
                                                         ----------------  ----------------
 Net increase/(decrease) in net assets from operations            105,349           250,636
                                                         ----------------  ----------------
Contract transactions:
 Payments received from contractowners ................           468,780           598,751
 Transfers between subaccounts, net ...................           (57,676)           15,778
 Transfers for contract benefits and terminations .....          (313,433)         (302,008)
                                                         ----------------  ----------------
Net increase/(decrease) from contract transactions ....            97,671           312,521
                                                         ----------------  ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 1                --
Net increase (decrease) in net assets .................           203,021           563,157
Net assets beginning of period ........................         1,881,710         1,318,553
                                                         ----------------  ----------------
Net assets end of period ..............................  $      2,084,731  $      1,881,710
                                                         ================  ================
 Units issued during the period .......................            24,965            38,929
 Units redeemed during the period .....................           (20,485)          (21,958)
                                                         ----------------  ----------------
 Net units issued (redeemed) during the period ........             4,480            16,971
                                                         ================  ================

                                                                     PIMCO Global                       PIMCO StocksPLUS
                                                                    Bond (Unhedged)                     Growth and Income
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          68,992   $          68,256   $        342,479   $       188,943
 Net realized gain (loss) .............................             (5,488)            (15,410)           278,998           114,453
 Net change in unrealized appreciation (depreciation) .            177,202              42,794           (329,274)          245,560
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations             240,706              95,640            292,203           548,956
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            470,215             569,764            699,837           833,387
 Transfers between subaccounts, net ...................            (22,726)             58,387           (132,612)         (169,413)
 Transfers for contract benefits and terminations .....           (382,072)           (417,948)          (545,039)         (458,748)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....             65,417             210,203             22,186           205,226
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................              2,176                  --                 12                --
Net increase (decrease) in net assets .................            308,299             305,843            314,401           754,182
Net assets beginning of period ........................          2,494,795           2,188,952          4,430,343         3,676,161
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       2,803,094   $       2,494,795   $      4,744,744   $     4,430,343
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             40,604              60,287             52,926            66,662
 Units redeemed during the period .....................            (35,970)            (45,677)           (51,448)          (50,876)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........              4,634              14,610              1,478            15,786
                                                         =================   =================   ================   ===============

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,

                                                                     UIF Emerging                          UIF Global
                                                                     Markets Debt                         Value Equity
                                                         -------------------------------------   ----------------------------------
                                                               2007                2006                2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $          32,498   $          40,354   $         35,992   $        16,864
 Net realized gain (loss) .............................             12,778               2,157            378,298           171,853
 Net change in unrealized appreciation (depreciation) .            (17,503)                893           (239,611)           94,639
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations              27,773              43,404            174,679           283,356
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................             32,156              44,915            146,622           384,468
 Transfers between subaccounts, net ...................            (19,784)            (18,636)            67,542          (297,801)
 Transfers for contract benefits and terminations .....            (10,394)            (56,819)          (211,753)         (102,317)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....              1,978             (30,540)             2,411           (15,650)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                 --                --
Net increase (decrease) in net assets .................             29,751              12,864            177,090           267,706
Net assets beginning of period ........................            461,683             448,819          1,719,353         1,451,647
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $         491,434   $         461,683   $      1,896,443   $     1,719,353
                                                         =================   =================   ================   ===============
 Units issued during the period .......................              2,124               7,464             69,735            52,714
 Units redeemed during the period .....................             (2,145)             (9,440)           (65,539)          (55,450)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........                (21)             (1,975)             4,196            (2,736)
                                                         =================   =================   ================   ===============

                                                                       Van Eck
                                                                   Worldwide Bond
                                                         -----------------------------------
                                                              2007                 2006
                                                         ----------------   ----------------
From operations:
 Net investment income (loss) .........................  $         16,942   $         44,704
 Net realized gain (loss) .............................              (561)           (21,387)
 Net change in unrealized appreciation (depreciation) .             4,952             13,529
                                                         ----------------   ----------------
 Net increase/(decrease) in net assets from operations             21,333             36,846
                                                         ----------------   ----------------
Contract transactions:
 Payments received from contractowners ................             8,173              7,477
 Transfers between subaccounts, net ...................           (59,169)          (108,110)
 Transfers for contract benefits and terminations .....          (135,288)          (245,379)
                                                         ----------------   ----------------
Net increase/(decrease) from contract transactions ....          (186,284)          (346,012)
                                                         ----------------   ----------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                --                 --
Net increase (decrease) in net assets .................          (164,951)          (309,166)
Net assets beginning of period ........................           295,198            604,364
                                                         ----------------   ----------------
Net assets end of period ..............................  $        130,247   $        295,198
                                                         ================   ================
 Units issued during the period .......................            11,790              7,725
 Units redeemed during the period .....................           (22,791)           (29,438)
                                                         ----------------   ----------------
 Net units issued (redeemed) during the period ........           (11,001)           (21,712)
                                                         ================   ================

-------
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

                                                                   Van Eck Worldwide                    Van Eck Worldwide
                                                                   Emerging Markets                        Hard Assets
                                                         -------------------------------------   ----------------------------------
                                                               2007               2006 (s)             2007               2006
                                                         -----------------   -----------------   ----------------   ---------------
From operations:
 Net investment income (loss) .........................  $           7,652   $          11,062   $         (4,931)  $        (7,963)
 Net realized gain (loss) .............................          1,531,843           1,002,489            532,576           807,008
 Net change in unrealized appreciation (depreciation) .             13,930             512,797            120,536          (316,440)
                                                         -----------------   -----------------   ----------------   ---------------
 Net increase/(decrease) in net assets from operations           1,553,425           1,526,348            648,181           482,605
                                                         -----------------   -----------------   ----------------   ---------------
Contract transactions:
 Payments received from contractowners ................            205,385             213,821             85,998            92,238
 Transfers between subaccounts, net ...................           (629,110)             75,345           (340,469)         (390,647)
 Transfers for contract benefits and terminations .....           (244,107)           (807,096)          (592,865)         (823,366)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) from contract transactions ....           (687,832)           (517,930)          (847,336)       (1,121,775)
                                                         -----------------   -----------------   ----------------   ---------------
Net increase/(decrease) in amount retained by MONY
 America in Separate Account L ........................                 --                  --                  5                --
Net increase (decrease) in net assets .................            885,593           1,008,418           (199,150)         (639,170)
Net assets beginning of period ........................          4,935,883           3,927,465          1,437,322         2,076,492
                                                         -----------------   -----------------   ----------------   ---------------
Net assets end of period ..............................  $       5,821,476   $       4,935,883   $      1,238,172   $     1,437,322
                                                         =================   =================   ================   ===============
 Units issued during the period .......................             51,465              81,647             34,095            29,348
 Units redeemed during the period .....................            (89,838)           (111,136)           (51,857)          (64,221)
                                                         -----------------   -----------------   ----------------   ---------------
 Net units issued (redeemed) during the period ........            (38,373)            (29,489)           (17,762)          (34,873)
                                                         =================   =================   ================   ===============

-------
(a) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(b) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(c) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(d) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(e) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(f) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(g) EQ/JPMorgan Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(h) EQ/Short Duration Bond was substituted for T. Rowe Price Limited-Term Bond on November 3, 2006. (See Note 5)
(i) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(j) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(k) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006.
(l) Units were made available for sale on September 8, 2006.
(m) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(n) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 5)
(o) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(p) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(q) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(r) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(s) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(t) EQ/Van Kampen Real Estate was substituted for Van Kampen UIF U.S. Real Estate on August 17, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,

(u) Fidelity VIP Contrafund was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(v) Fidelity VIP Contrafund was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(w) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(x) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(y) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(z) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(aa) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(ab) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ac) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(ad) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(ae) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 5)
(af) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ag) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ah) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(ai) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(aj) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(ak) Units were made available for sale on April 27, 2007.
(al) Units were made available for sale on August 17, 2007.
The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS


1. Organization and Business

   MONY America Variable Account L (the "Variable Account") is a separate investment account established on February 19, 1985, by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona. On July 8, 2004 AXA Financial, Inc. ("AXA Financial") completed its acquisition of The MONY Group, Inc. ("MONY Group", the ultimate parent of MONY Life Insurance Company ("MONY") and MONY America), upon which MONY America became a wholly-owned subsidiary of AXA Financial.

   The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Premium Variable Life policies which include (MONY Variable Life (Strategist), MONY Corporate Sponsored Variable Universal Life (CSVUL), Variable Universal Life (MONY Equity Master, MONY Custom Master, MONY Custom Estate Master, MONY Variable Universal Life and Incentive Life(SM) Legacy), and Survivorship Variable Universal Life) collectively, the "Variable Life Policies." These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY.

   There are ninety-two MONY America Variable Life subaccounts within the Variable Account, and each invests in only a corresponding portfolio of AIM Variable Insurance Funds, AXA Premier VIP Trust ("VIP"), Dreyfus Stock Index Fund, Inc., EQ Advisors Trust ("EQAT"), Fidelity Variable Insurance Products
   (VIP), Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Universal Institutional Funds, Inc., or Van Eck Worldwide Insurance Trust, collectively (the "Funds"). The Funds are registered under the 1940 Act as open-end, management investment companies. Prior to July 9, 2004, the Variable Account invested in the MONY Series Fund (the "Fund") and Enterprise Accumulation Trust (the "Trust").

   Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from MONY America. The assets of the Variable Account are the property of MONY America. However, the portion of the Variable Account's assets attributable to the Variable Life policies will not be charged with liabilities arising out of other business MONY America may conduct.

   The Variable Account consists of the following variable investment options:

   o AIM V.I. Financial Services
   o AIM V.I. Global Health Care
   o AIM V.I. Technology
   o All Asset Allocation(1)
   o AXA Aggressive Allocation
   o AXA Conservative Allocation
   o AXA Conservative-Plus Allocation
   o AXA Moderate Allocation
   o AXA Moderate-Plus Allocation
   o Dreyfus Stock Index Fund, Inc.
   o EQ/AllianceBernstein Common Stock
   o EQ/AllianceBernstein Intermediate Government Securities
   o EQ/AllianceBernstein International
   o EQ/AllianceBernstein Large Cap Growth
   o EQ/AllianceBernstein Quality Bond
   o EQ/AllianceBernstein Small Cap Growth
   o EQ/AllianceBernstein Value
   o EQ/Ariel Appreciation II
   o EQ/AXA Rosenberg Value Long/Short Equity
   o EQ/BlackRock Basic Value Equity(5)
   o EQ/BlackRock International Value(6)
   o EQ/Bond Index
   o EQ/Boston Advisors Equity Income
   o EQ/Calvert Socially Responsible
   o EQ/Capital Guardian Growth
   o EQ/Capital Guardian Research
   o EQ/Caywood-Scholl High Yield Bond
   o EQ/Equity 500 Index
   o EQ/Evergreen International Bond
   o EQ/Evergreen Omega
   o EQ/FI Mid Cap
   o EQ/GAMCO Mergers and Acquisitions
   o EQ/GAMCO Small Company Value
   o EQ/Government Securities
   o EQ/International Growth
   o EQ/JPMorgan Core Bond
   o EQ/JPMorgan Value Opportunities
   o EQ/Legg Mason Value Equity
   o EQ/Long Term Bond
   o EQ/Lord Abbett Growth and Income
   o EQ/Lord Abbett Large Cap Core
   o EQ/Lord Abbett Mid Cap Value
   o EQ/Marsico Focus
   o EQ/Money Market
   o EQ/Montag & Caldwell Growth
   o EQ/PIMCO Real Return
   o EQ/Short Duration Bond
   o EQ/Small Company Index
   o EQ/T. Rowe Price Growth Stock(10)
   o EQ/UBS Growth and Income
   o EQ/Van Kampen Comstock
   o EQ/Van Kampen Emerging Markets Equity
   o EQ/Van Kampen Mid Cap Growth
   o EQ/Van Kampen Real Estate
   o Fidelity VIP Asset Manager
   o Fidelity VIP Contrafund(R)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

1. Organization and Business (Continued)

   o Fidelity VIP Growth and Income
   o Franklin Income Securities
   o Franklin Rising Dividends Securities
   o Franklin Zero Coupon 2010
   o Janus Aspen Series Balanced
   o Janus Aspen Series Forty
   o Janus Aspen Series International Growth
   o Janus Aspen Series Mid Cap Growth
   o Janus Aspen Series Mid Cap Value
   o Janus Aspen Series Worldwide Growth
   o MarketPLUS International Core(3)
   o MarketPLUS Large Cap Core(8)
   o MarketPLUS Large Cap Growth(7)
   o MarketPLUS Mid Cap Value(4)
   o MFS(R) Utilities
   o Multimanager Aggressive Equity(2)
   o Multimanager Core Bond(2)
   o Multimanager Health Care(2)
   o Multimanager High Yield(2)
   o Multimanager International Equity(2)
   o Multimanager Large Cap Core Equity(2)
   o Multimanager Large Cap Growth(2)
   o Multimanager Large Cap Value(2)
   o Multimanager Mid Cap Growth(2)
   o Multimanager Mid Cap Value(2)
   o Multimanager Small Cap Growth(9)
   o Multimanager Small Cap Value(11)
   o Multimanager Technology(2)
   o Oppenheimer Global Securities
   o PIMCO Global Bond (Unhedged)
   o PIMCO StocksPLUS Growth and Income
   o UIF Emerging Markets Debt
   o UIF Global Value Equity(3)
   o Van Eck Worldwide Bond
   o Van Eck Worldwide Emerging Markets
   o Van Eck Worldwide Hard Assets

   ----------
   (1) Formerly known as EQ/Enterprise Moderate Allocation
   (2) Formerly known as AXA Premier VIP
   (3) Formerly known as EQ/Capital Guardian International
   (4) Formerly known as EQ/FI Mid Cap Value
   (5) Formerly known as EQ/Mercury Basic Value Equity
   (6) Formerly known as EQ/Mercury International Value
   (7) Formerly known as EQ/MFS Emerging Growth Companies
   (8) Formerly known as EQ/MFS Investors Trust
   (9) Formerly known as EQ/Small Company Growth
   (10) Formerly known as EQ/TCW Equity
   (11) Formerly known as EQ/Small Cap Value

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


1. Organization and Business (Concluded)

   These financial statements should be read in conjunction with the financial statements and footnotes of the Funds, which were distributed by MONY America to the contractowners.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
   (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   On September 15, 2006, the FASB issued Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS No. 157"). SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. MONY America does not anticipate any impact to the net assets of the Variable Account, upon adoption.

   Investments:

   The investment in shares of each of the respective Funds is stated at value which is the net asset value of the respective portfolio, as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the EQ/Money Market Portfolio, the net asset value is based on the amortized cost of the securities held, which approximates market value.

   Due to and Due From:

   Amounts due to/from MONY America and amounts due to/from respective funds generally represent premiums, surrenders and death benefits, as well as amounts transferred among the various funds by contractowners.

   Investment Transactions and Investment Income:

   Investments in the Funds are recorded on the trade date. Dividend income and net realized gain distributions are recorded on the ex-dividend date. Dividends and distributions received are reinvested in additional shares of the Funds. Realized gains and losses include: (1) gains and losses on the redemptions of investments in the Funds (determined on the identified cost basis), and (2) distributions representing the net realized gains on investments transactions.

   Contract Payments and Transfers:

   Payments received from contractowners represent contractowner contributions under the Variable Life Policies (but exclude amounts allocated to the Guaranteed Interest Account with Market Value Adjustment, reflected in the General Account) reduced by applicable deductions, charges and state premium taxes.

   Transfers between funds including the Guaranteed Interest Account with Market Value Adjustment, net, are amounts that contractowners have directed to be moved among funds, including permitted transfers to and from the guaranteed interest account. The net assets of any variable investment may not be less than the aggregate of the contractowner accounts allocated to that variable investment option. Additional assets are set-aside in MONY America's General Account to provide for other policy benefits, as required by state law. MONY America's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to contractowners and beneficiaries made under the terms of the Variable Life Policies, and amounts that contractowners have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in transfers for contract benefits and terminations. Included in contract maintenance charges are administrative charges and cost of insurance charges, if applicable.

   Taxes:

   The operations of the Variable Account are included in the federal income tax return of MONY America, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income, or realized and unrealized capital gains, is currently applicable to the Variable Life policies participating in the Variable Account by reasons of applicable provisions of the

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


2. Significant Accounting Policies (Concluded)

   Internal Revenue Code, and no federal income tax payable by MONY America is expected to affect the unit values of Variable Life policies participating in the Variable Account. Accordingly, no provision for income taxes is required. However, MONY America retains the right to charge for any federal income tax, which is attributable to the Variable Account, if the law is changed.

3. Related Party Transactions

   MONY America is the legal owner of the assets held by the Variable Account. However, the portion of the Variable Account's assets attributable to the Variable Life Policies will not be chargeable with liabilities arising out of any other business MONY America may conduct.

   Policy premiums received from MONY America by the Variable Account represent gross policy premiums recorded by MONY America less deductions retained as compensation for certain sales distribution expenses and premium taxes.

   MONY America received administrative fees directly from certain Funds for maintaining and servicing contractowner's accounts. During the year ended December 31, 2007, MONY America received $557,433 in aggregate from certain Funds in connection with MONY America Life subaccounts.

   Investment Manager and Advisors:

   EQAT and VIP have the right to issue two classes of shares--Class A and Class
   B. The class of shares offered by EQAT and VIP ("Class B Shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by EQAT and VIP. The Rule 12b-1 Plans provide that EQAT and VIP, on behalf of each portfolio, may charge, annually, the average daily net assets of a portfolio the applicable 12b-1 fee, attributable to its Class B shares, in respect of activities primarily intended to result in the sale of Class B shares. These fees are reflected in the net asset value of the shares.

   AXA Equitable Life Insurance Company ("AXA Equitable"), a subsidiary of AXA Financial, serves as investment manager of EQAT and VIP. Investment managers either oversee the activities of the investment advisors with respect to EQAT and VIP, and are responsible for retaining and discontinuing the service of those advisors, or directly manage the portfolios. Fees generally vary depending on net asset levels of individual portfolios, and range, for EQAT and VIP, from a low of 0.10% to a high of 1.40% of average daily net assets. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the portfolios, including the fees of the advisors of each portfolio.

   AllianceBernstein L.P. (formerly Alliance Capital Management L.P. ("AllianceBernstein")) serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/AllianceBernstein Value, EQ/Equity 500 Index, and EQ/Small Company Index, as well as a portion of Multimanager Aggressive Equity, Multimanager International Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Growth, Multimanager Large Cap Value, Multimanager Mid Cap Growth, Multimanager Technology. AllianceBernstein is a limited partnership, which is indirectly majority-owned by AXA Equitable and AXA Financial.

   Contract Distribution and Principal Underwriter:

   AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") are distributors and principal underwriters of the Variable Life policies and the Variable Account. They are both registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD").

   The Variable Life policies are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network"), or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Variable Life policies are also sold through licensed insurance agents (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and are members of the NASD) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed agents of AXA Equitable, and are registered representatives of the broker-dealers under contracts with AXA Distributors.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions


   Cost of shares acquired and the proceeds from redemption of shares by each subaccount during the year ended December 31, 2007 were as follows:

                                                                                                  Proceeds from
           MONY America Variable Account L Subaccounts:              Cost of Shares Acquired     Shares Redeemed
-----------------------------------------------------------------   -------------------------   ----------------
AIM V.I. Financial Services .....................................   $                 110,253   $         67,069
AIM V.I. Global Health Care .....................................                     131,777            133,008
AIM V.I. Technology .............................................                      44,582             32,884
All Asset Allocation ............................................                  14,910,330         20,211,951
AXA Aggressive Allocation .......................................                   4,342,076            171,623
AXA Conservative Allocation .....................................                     151,615             14,178
AXA Conservative-Plus Allocation ................................                     789,117            144,418
AXA Moderate Allocation .........................................                   4,480,487            200,285
AXA Moderate-Plus Allocation ....................................                  13,392,880            477,901
Dreyfus Stock Index Fund, Inc. ..................................                   8,738,704         24,129,020
EQ/AllianceBernstein Common Stock ...............................                   1,226,355            117,819
EQ/AllianceBernstein Intermediate Government Securities .........                      89,048              1,085
EQ/AllianceBernstein International ..............................                   2,294,837          4,957,183
EQ/AllianceBernstein Large Cap Growth ...........................                     103,577              8,396
EQ/AllianceBernstein Quality Bond ...............................                     143,231             20,763
EQ/AllianceBernstein Small Cap Growth ...........................                   1,085,083            133,717
EQ/AllianceBernstein Value ......................................                  14,773,314            249,248
EQ/Ariel Appreciation II ........................................                      18,310                334
EQ/AXA Rosenberg Value Long/Short Equity ........................                      29,173             12,276
EQ/BlackRock Basic Value Equity .................................                   1,290,708             31,344
EQ/BlackRock International Value ................................                   2,754,362          1,545,877
EQ/Bond Index ...................................................                   1,391,439          3,332,361
EQ/Boston Advisors Equity Income ................................                  27,414,162          3,487,745
EQ/Calvert Socially Responsible .................................                     455,250            339,603
EQ/Capital Guardian Growth ......................................                   6,545,814            152,739
EQ/Capital Guardian Research ....................................                   3,027,183            653,017
EQ/Caywood-Scholl High Yield Bond ...............................                   2,811,467          3,185,655
EQ/Equity 500 Index .............................................                     995,694             66,298
EQ/Evergreen International Bond .................................                      85,237              2,105
EQ/Evergreen Omega ..............................................                      27,686              1,083
EQ/FI Mid Cap ...................................................                   1,980,938            570,446
EQ/GAMCO Mergers and Acquisitions ...............................                     173,875              6,733
EQ/GAMCO Small Company Value ....................................                  15,223,523         20,830,266
EQ/Government Securities ........................................                   2,849,773          3,704,529
EQ/International Growth .........................................                   4,952,848          4,382,614
EQ/JPMorgan Core Bond ...........................................                  27,563,600          6,088,836
EQ/JPMorgan Value Opportunities .................................                      92,100              9,419
EQ/Legg Mason Value Equity ......................................                      79,063              5,775
EQ/Long Term Bond ...............................................                   2,121,875          3,729,707
EQ/Lord Abbett Growth and Income ................................                   2,268,798          1,608,282
EQ/Lord Abbett Large Cap Core ...................................                      34,814              2,167
EQ/Lord Abbett Mid Cap Value ....................................                   3,867,064          3,457,713
EQ/Marsico Focus ................................................                   3,492,274          2,902,844
EQ/Money Market .................................................                  53,412,478         54,925,409
EQ/Montag & Caldwell Growth .....................................                   8,787,957         12,182,579
EQ/PIMCO Real Return ............................................                   1,740,003          5,901,954
EQ/Short Duration Bond ..........................................                     530,798          2,784,738
EQ/Small Company Index ..........................................                   6,266,201            112,697
EQ/T. Rowe Price Growth Stock ...................................                   9,238,002         11,525,386
EQ/UBS Growth and Income ........................................                   3,352,655          4,496,723

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


4. Investment Transactions (Concluded)

                                                                                                  Proceeds from
         MONY America Variable Account L Subaccounts:               Cost of Shares Acquired     Shares Redeemed
-----------------------------------------------------------------   -------------------------   ----------------
EQ/Van Kampen Comstock ..........................................   $                  63,673   $          4,840
EQ/Van Kampen Emerging Markets Equity ...........................                   1,830,687            305,472
EQ/Van Kampen Mid Cap Growth ....................................                  12,206,402            346,696
EQ/Van Kampen Real Estate .......................................                   9,469,458            967,925
Fidelity VIP Asset Manager ......................................                      55,422             12,047
Fidelity VIP Contrafund .........................................                  32,401,513         13,344,874
Fidelity VIP Growth and Income ..................................                     947,900            211,985
Franklin Income Securities ......................................                  10,513,346          1,366,460
Franklin Rising Dividends Securities ............................                     183,619            177,002
Franklin Zero Coupon 2010 .......................................                      37,808             27,977
Janus Aspen Series Balanced .....................................                   1,740,643          1,837,365
Janus Aspen Series International Growth .........................                   2,953,828          4,838,517
Janus Aspen Series Forty ........................................                   3,264,618          5,354,455
Janus Aspen Series Mid Cap Growth ...............................                   2,758,089          5,088,596
Janus Aspen Series Mid Cap Value ................................                   1,622,049            547,262
Janus Aspen Series Worldwide Growth .............................                   3,248,287          3,883,764
MarketPLUS International Core ...................................                     120,890              3,764
MarketPLUS Large Cap Core .......................................                      17,165                615
MarketPLUS Large Cap Growth .....................................                     119,081              1,846
MarketPLUS Mid Cap Value ........................................                     385,423              5,102
MFS(R) Utilities ................................................                     915,494            775,229
Multimanager Aggressive Equity ..................................                      34,662                829
Multimanager Core Bond ..........................................                     199,041             25,292
Multimanager Health Care ........................................                     138,615             23,603
Multimanager High Yield .........................................                     960,201            386,829
Multimanager International Equity ...............................                     265,132             19,101
Multimanager Large Cap Core Equity ..............................                      44,033              2,570
Multimanager Large Cap Growth ...................................                     179,094              4,458
Multimanager Large Cap Value ....................................                     346,244             28,207
Multimanager Mid Cap Growth .....................................                     121,634             16,422
Multimanager Mid Cap Value ......................................                     167,394             49,244
Multimanager Small Cap Growth ...................................                   4,311,125          3,737,849
Multimanager Small Cap Value ....................................                     123,590              5,151
Multimanager Technology .........................................                     164,457              4,315
Oppenheimer Global Securities ...................................                     644,218            436,118
PIMCO Global Bond (Unhedged) ....................................                     693,114            542,591
PIMCO StocksPLUS Growth and Income ..............................                   1,148,739            784,062
UIF Emerging Markets Debt .......................................                      90,051             40,433
UIF Global Value Equity .........................................                   1,297,722          1,065,981
Van Eck Worldwide Bond ..........................................                     208,172            377,513
Van Eck Worldwide Emerging Markets ..............................                   2,146,826          1,881,394
Van Eck Worldwide Hard Assets ...................................                   1,466,055          2,124,826

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations

   Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.

------------------------------------------------------------------------------------------------------------------------
November 16, 2007                       Removed Portfolio            Class      Surviving Portfolio            Class
------------------------------------------------------------------------------------------------------------------------
                                                                                EQ/BlackRock
                                        AIM V. I. Basic Value        Series 1   Basic Value Equity             B
------------------------------------------------------------------------------------------------------------------------
Shares                                    61,874                                   48,649
Value                                   $  13.50                                 $  17.17
Net assets before merger                $835,303                                 $     --
Net assets after merger                 $     --                                 $835,303
------------------------------------------------------------------------------------------------------------------------
                                        AIM V.I. MidCap
                                        Core Equity                  Series 1    EQ/FI Mid Cap                 A
------------------------------------------------------------------------------------------------------------------------
Shares                                    29,372                                     293,191
Value                                   $  14.65                                 $     11.51
Net assets before merger                $430,302                                 $ 2,944,324
Net assets after merger                 $     --                                 $ 3,374,626
------------------------------------------------------------------------------------------------------------------------
                                        Alger American Balanced      0
                                        MFS Total Return             Initial
                                        T. Rowe Price Personal       *
                                        Strategy Balanced                       Franklin Income Securities     2
------------------------------------------------------------------------------------------------------------------------
Shares-Alger American Balanced              249,299                                          --
Shares-MFS Total Return                     201,059                                          --
Shares-T. Rowe Price Personal Strategy
Balanced                                    121,387                                          --
Shares-Franklin Income Securities                --                                     693,575
Value-Alger American Balanced           $     14.47                                          --
Value-MFS Total Return                  $     21.63                                          --
Value-T. Rowe Price Personal Strategy
Balanced                                $     20.51                                          --
Value-Franklin Income Securities                                                    $     17.17
Net assets before merger                $10,445,906                                 $ 1,462,770
Net assets after merger                 $        --                                 $11,908,676
------------------------------------------------------------------------------------------------------------------------
                                        Alger American                          EQ/Van Kampen
                                        MidCap Growth                0          Mid Cap Growth                 A
------------------------------------------------------------------------------------------------------------------------
Shares                                      478,710                                 746,611
Value                                   $     22.44                             $     16.24
Net assets before merger                $10,742,247                             $ 1,382,721
Net assets after merger                 $        --                             $12,124,968
------------------------------------------------------------------------------------------------------------------------
                                        Dreyfus IP Small                        EQ/Small
                                        Cap Stock Index              Service    Company Index                  A
------------------------------------------------------------------------------------------------------------------------
Shares                                     322,820                                 448,866
Value                                   $    17.77                              $    12.78
Net assets before merger                $5,736,512                              $       --
Net assets after merger                 $       --                              $5,736,512
------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------------------------
November 16, 2007                         Removed Portfolio              Class           Surviving Portfolio             Class
--------------------------------------------------------------------------------------------------------------------------------
                                          Fidelity VIP                   Initial &
                                          Growth Opportunities           Service         EQ/Capital
                                          Oppenheimer Main Street        Service         Guardian Research               A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Fidelity VIP Growth Opportunities
(Service Class)                               92,704                                             --
Shares-Fidelity VIP Growth Opportunities
(Initial Class)                               22,108                                             --
Shares-Oppenheimer Main Street                27,268                                             --
Shares-EQ/Capital Guardian Research                                                         219,715
Value-Fidelity VIP Growth Opportunities
(Service Class)                           $    21.55                                             --
Value-Fidelity VIP Growth Opportunities
(Initial Class)                           $    21.59                                             --
Value-Oppenheimer Main Street             $    25.18                                             --
Value-EQ/Capital Guardian Research                                                       $    14.39
Net assets before merger                  $3,161,696                                     $       --
Net assets after merger                   $       --                                     $3,161,696
--------------------------------------------------------------------------------------------------------------------------------
                                          Janus Aspen Series             Institutional
                                          Flexible Bond                  & Service
                                          UIF Core Plus Fixed Income     1               EQ/JPMorgan Core Bond           A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Janus Aspen Series Flexible Bond-
Service Class                                  89,221                                              --
Shares-Janus Aspen Series Flexible Bond-
Institutional Class                           684,404                                              --
Shares-UIF Core Plus Fixed Income           1,218,827                                              --
Shares-EQ/JPMorgan Core Bond                                                                2,817,817
Value-Janus Flexible Bond-Service Class   $     12.26                                              --
Value-Janus Flexible Bond-Institutional
Shares                                    $     11.62                                              --
Value-UIF Core Plus Fixed Income          $     11.53                                              --
Value-EQ/JPMorgan Core Bond                                                               $     11.30
Net assets before merger                  $23,099,705                                     $ 8,741,627
Net assets after merger                   $        --                                     $31,841,332
--------------------------------------------------------------------------------------------------------------------------------
                                          Old Mutual Select Value        Insurance
                                          UIF Value                      1               EQ/AllianceBernstein Value      A
--------------------------------------------------------------------------------------------------------------------------------
Shares-Old Mutual Select Value                 70,859                                              --
Shares-UIF Value                              806,089                                              --
Shares-EQ/AllianceBernstein Value                                                             784,574
Value-Old Mutual Select Value             $     18.27                                              --
Value-UIF Value                           $     13.49                                              --
Value-EQ/AllianceBernstein Value                                                          $     15.51
Net asset before merger                   $12,168,737                                              --
Net assets after merger                   $        --                                     $12,168,737
--------------------------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Continued)

-------------------------------------------------------------------------------------------
November 16, 2007          Removed Portfolio      Class    Surviving Portfolio      Class
-------------------------------------------------------------------------------------------
                           T. Rowe Price                   EQ/Boston Advisors       A
                           Equity Income          *        Equity Income
-------------------------------------------------------------------------------------------
Shares                         986,932                       3,467,450
Value                      $     24.98                     $      7.11
Net assets before merger   $24,653,572                              --
Net assets after merger    $        --                     $24,653,572
-------------------------------------------------------------------------------------------
                           T. Rowe Price New               EQ/Capital Guardian
                           America Growth         *        Growth                   A
-------------------------------------------------------------------------------------------
Shares                        328,285                         525,212
Value                      $    24.27                      $    15.17
Net assets before merger   $7,967,471                      $       --
Net assets after merger    $       --                      $7,967,471
-------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio             Class        Surviving Portfolio          Class
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/AllianceBernstein
                           Dreyfus VIF Appreciation      Initial      Common Stock                 A
--------------------------------------------------------------------------------------------------------------
Shares                       11,230                                     24,020
Value                      $  43.29                                   $  20.24
Net assets before merger   $486,161                                   $     --
Net assets after merger    $     --                                   $486,161
--------------------------------------------------------------------------------------------------------------
                                                         Initial &                                 Initial &
                           Fidelity VIP Growth           Service      Fidelity VIP Contrafund      Service
--------------------------------------------------------------------------------------------------------------
Shares-Initial                  45,101                                       611,330
Shares-Service                 249,055                                       867,243
Value-Initial              $     39.71                                   $     33.03
Value-Service              $     39.57                                   $     32.91
Net assets before merger   $11,646,078                                   $37,087,097
Net assets after merger    $        --                                   $48,733,175
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/Van Kampen

                           MFS Mid Cap Growth            Initial      Mid Cap Growth               A
--------------------------------------------------------------------------------------------------------------
Shares                        167,706                                     82,998
Value                      $     7.28                                 $    14.71
Net assets before merger   $1,220,898                                 $       --
Net assets after merger    $       --                                 $1,220,898
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/AllianceBernstein
                           MFS New Discovery             Initial      Small Cap Growth             A
--------------------------------------------------------------------------------------------------------------
Shares                       45,816                                     44,011
Value                      $  17.07                                   $  17.77
Net assets before merger   $782,083                                   $     --
Net assets after merger    $     --                                   $782,083
--------------------------------------------------------------------------------------------------------------
                           UIF Equity Growth             1            Fidelity VIP Contrafund      Initial
--------------------------------------------------------------------------------------------------------------
Shares                        5,710                                       560,141
Value                      $  17.55                                   $     33.03
Net assets before merger   $100,209                                   $18,401,245
Net assets after merger    $     --                                   $18,501,454
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)

5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------
August 17, 2007            Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                           UIF U.S. Real Estate          1            EQ/Van Kampen Real Estate      A
--------------------------------------------------------------------------------------------------------------
Shares                        373,000                                    984,998
Value                      $    24.11                                 $     9.13
Net assets before merger   $8,993,027                                 $       --
Net assets after merger    $       --                                 $8,993,027
--------------------------------------------------------------------------------------------------------------
                           EQ/AllianceBernstein
                           Growth and Income             B            EQ/AllianceBernstein Value     B
--------------------------------------------------------------------------------------------------------------
Shares                         16,415                                     53,853
Value                      $    19.21                                 $    16.27
Net assets before merger   $  315,330                                 $  560,854
Net assets after merger    $       --                                 $  876,184
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
 July 6, 2007              Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                            EQ/Capital Guardian U.S.                  EQ/Capital Guardian
                            Equity                       B            Research                       B
--------------------------------------------------------------------------------------------------------------
Shares                       2,239                                       2,795
Value                      $ 12.05                                    $  15.08
Net assets before merger   $26,975                                    $ 15,166
Net assets after merger    $    --                                    $ 42,141
--------------------------------------------------------------------------------------------------------------
                                                                      EQ/T. Rowe Price Growth
                           EQ/Janus Large Cap Growth     B            Stock                          B
--------------------------------------------------------------------------------------------------------------
Shares                       1,423                                         881
Value                      $  7.62                                    $  23.21
Net assets before merger   $10,844                                    $  9,599
Net assets after merger    $    --                                    $ 20,443
--------------------------------------------------------------------------------------------------------------
                           EQ/Wells Fargo
                           Montgomery                                 Multimanager Small Cap
                           Small Cap                     B            Growth                         B
--------------------------------------------------------------------------------------------------------------
Shares                       5,402                                      10,037
Value                      $ 14.94                                    $  10.65
Net assets before merger   $80,708                                    $ 26,186
Net assets after merger    $    --                                    $106,894
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class        Surviving Portfolio            Class
--------------------------------------------------------------------------------------------------------------
                           The Dreyfus Socially
                           Responsible Growth Fund,                   EQ/Calvert Socially
                           Inc.                          Initial      Responsible                    A
--------------------------------------------------------------------------------------------------------------
Shares                         56,329                                 184,521
Value                      $    27.68                              $     8.45
Net assets before merger   $1,559,199                              $       --
Net assets after merger    $       --                              $1,559,199
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Continued)

--------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class            Surviving Portfolo            Class
--------------------------------------------------------------------------------------------------------------
                           Dreyfus VIF International                      EQ/Mercury International
                           Value                         Initial          Value                         A
--------------------------------------------------------------------------------------------------------------
Shares                         621,451                                        679,849
Value                      $     18.51                                    $     16.92
Net assets before merger   $11,503,052                                    $        --
Net assets after merger    $        --                                    $11,503,052
--------------------------------------------------------------------------------------------------------------
                           Lord Abbett Bond                               AXA Premier VIP High
                           Debenture                     VC               Yield                         A
--------------------------------------------------------------------------------------------------------------
Shares                         110,950                                        231,303
Value                      $     12.30                                    $      5.90
Net assets before merger   $ 1,364,689                                    $        --
Net assets after merger    $        --                                    $ 1,364,689
--------------------------------------------------------------------------------------------------------------
                           Lord Abbett Growth                             EQ/Lord Abbett Growth
                           and Income                    VC               and Income                    A
--------------------------------------------------------------------------------------------------------------
Shares                         234,201                                        573,550
Value                      $     29.51                                    $     12.05
Net assets before merger   $ 6,911,280                                    $        --
Net assets after merger    $        --                                    $ 6,911,280
--------------------------------------------------------------------------------------------------------------
                                                                          EQ/Lord Abbett Mid Cap
                           Lord Abbett Mid Cap Value      VC              Value                         A
--------------------------------------------------------------------------------------------------------------
Shares                         657,229                                      1,231,147
Value                      $     22.61                                    $     12.07
Net assets before merger   $14,859,947                                    $        --
Net assets after merger    $        --                                    $14,859,947
--------------------------------------------------------------------------------------------------------------
                           Old Mutual Mid-Cap            Insurance        EQ/FI Mid Cap                 A
--------------------------------------------------------------------------------------------------------------
Shares                         159,983                                        253,257
Value                      $     16.97                                    $     10.72
Net assets before merger   $ 2,714,910                                    $        --
Net assets after merger    $        --                                    $ 2,714,910
--------------------------------------------------------------------------------------------------------------
                            PIMCO Real Return            Administrative   EQ/JPMorgan Core Bond         A
--------------------------------------------------------------------------------------------------------------
Shares                       1,158,558                                      1,264,623
Value                      $     12.40                                    $     11.36
Net assets before merger   $14,366,119                                    $        --
Net assets after merger    $        --                                    $14,366,119
--------------------------------------------------------------------------------------------------------------
                           T. Rowe Price
                           Limited-Term Bond             *                EQ/Short Duration Bond        A
--------------------------------------------------------------------------------------------------------------
Shares                         551,487                                        261,795
Value                      $      4.88                                    $     10.28
Net assets before merger   $ 2,691,256                                    $        --
Net assets after merger    $        --                                    $ 2,691,256
--------------------------------------------------------------------------------------------------------------
                           T. Rowe Price Prime
                           Reserve                       *                EQ/Money Market               A
--------------------------------------------------------------------------------------------------------------
Shares                       6,691,638                                      6,691,638
Value                      $      1.00                                    $      1.00
Net assets before merger   $ 6,691,638                                    $46,795,196
Net assets after merger    $        --                                    $53,486,834
--------------------------------------------------------------------------------------------------------------

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


5. Substitutions/Reorganizations (Concluded)

---------------------------------------------------------------------------------------------------------------
November 3, 2006           Removed Portfolio             Class            Surviving Portfolio           Class
---------------------------------------------------------------------------------------------------------------
                           T. Rowe Price                                  EQ/AllianceBernstein
                           International Stock           *                International                 A

---------------------------------------------------------------------------------------------------------------
Shares                        346,476                                        400,142
Value                      $    17.00                                     $    14.72
Net assets before merger   $5,890,089                                     $       --
Net assets after merger    $       --                                      5,890,089
---------------------------------------------------------------------------------------------------------------
                           Van Kampen UIF Emerging                        EQ/Van Kampen Emerging
                           Markets Equity                1                Markets Equity                A
---------------------------------------------------------------------------------------------------------------
Shares                         65,607                                         73,008
Value                      $    17.46                                     $    15.69
Net assets before merger   $1,145,496                                     $       --
Net assets after merger    $       --                                     $1,145,496
---------------------------------------------------------------------------------------------------------------

* The fund does not specify a share class.

   Effective April 30, 2007, Dreyfus VIF Small Company Stock was removed from the Variable Account as a variable investment option. Contract owners were notified prior to the removal of the variable investment option and were given the opportunity to reallocate amounts in Dreyfus VII Small Company Stock among the other variable investment options in the Variable Account. Any amounts remaining in the variable investment option on April 30, 2007 were defaulted to EQ/Money Market.

6. Financial Highlights

   The Variable Life Insurance Policies have unique combinations of features and fees that are charged against the contractowner's account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   Financial highlights for the years ended December 31, 2007, 2006, 2005 and 2004 are presented respectively in the same table. The table for the year ended December 31, 2003 is presented individually. Upon the adoption of the provisions of AICPA Statement of Position 03-5 Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies for the year ended December 31, 2003, which requires the disclosure of ranges for certain financial highlight information, the range of expense ratios was presented only for those product designs that had units outstanding during the year. For the year ended December 31, 2004 and going forward, the range of expense ratios is presented across all product designs offered within each subaccount. Therefore, the expense ratios presented in the financial highlights may include product designs that did not have units outstanding during the year, but were available to contractowners within each subaccount.

   During the year ended December 31, 2003, the Variable Account combined all subaccounts investing in the same class of the same portfolio of the Funds. The financial highlights for the year ended December 31, 2003 are presented for each Portfolio of the Funds rather than each Variable Life Policy, as if the accounts were combined on January 1, 2003. Combining these subaccounts had no effect on the net assets of the subaccounts or the unit values of the Variable Life Policies.

   The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Variable Account, unit values may fall outside of the ranges presented in the financial highlights.

   Contractowner Charges:

   There are optional insurance benefit charges, in addition to the charges below, which are determined in accordance with the specific terms of the relevant rider, if such options are elected.

   The charges below are the current annual charges deducted from the net assets of the Variable Accounts, or from the fund value. Higher charges may be permitted under the terms of the various policies.

   Mortality & Expense Risk Charge: This charge is deducted daily from the net assets of the Variable Accounts, and ranges from a low of 0% to a high of 0.75%. The Incentive Life Legacy and MONY Corporate Sponsored Variable Universal Life are deducted from the fund value.

   Monthly per $1,000 Specified Amount Charge: This charge is deducted over a number of years from the fund value, depending upon

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

   the provisions of the Variable Life Policies. Generally, this charge grades to zero based on a schedule, as defined in the Variable Life Contract, and is a percentage or dollar value of the Specified Amount. This charge varies based on a number of factors, including issue age, gender and risk class.

   Administrative Charge: The charge is deducted monthly from the fund value, based on a specific amount of the policy. The charge ranges from a low of $5 to a high of $31.50.

   Cost of Insurance: The cost of insurance charge is a monthly deduction, which is deducted from fund value. The charge is calculated by multiplying the cost of insurance rate by the net amount at risk at the beginning of the policy month. The charge varies by gender, age, policy duration and underwriting class.

   Transfer Charge: MLOA does not currently assess this charge, but reserves the right to impose a transfer charge for each transfer requested by the contractowner.

   Partial Surrender Charge: This charge is assessed when a contractowner surrenders a portion of their policy's cash value. The charge is deducted from the fund value, and ranges from a low of $10 to a high of $25.

   Surrender Charge: The surrender charge is assessed upon full policy surrender. Generally, the charge is based on a factor per $1,000 of the initial specified amount (or increases in the specified amount), and varies by issue age, gender and risk class.

   Medical Underwriting Charge: The charge is a flat fee of $5, and deducted monthly from fund value for the three policy years on policies that were issued on a medically underwritten basis.

   Guaranteed Issue Charge: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners. The charge is a flat fee of $3, and deducted monthly from fund value for the three policy years on policies that were issued on a guaranteed issue basis.

   Reinstatement Fee: This charge is applicable only to Corporate Sponsored Variable Universal Life contractowners, and is deducted at the time the policy is reinstated. The charge is $150.

   Loan interest rate spread: It is assessed each policy anniversary after the loan is taken, or upon death, surrender or lapse, if earlier. The amount of the charges will vary from a low of 0% to a high of 0.75% depending on the policy year.

   Illustration Projection Report Charge: This charge may be deducted upon notification of a report request after the first policy anniversary, which will project future benefits and values under the policy. The charge ranges from a low of $0 to a high of $25.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                                       At December 31,
                                                                       -----------------------------------------------
                                                                                            Units
                                                                                         Outstanding
                                                                       -----------------------------------------------
                                                                           2007        2006        2005        2004
                                                                       ----------- ----------- ----------- -----------
AIM V.I. Financial Services ..........................................    25,386      24,344      24,885      22,484
AIM V.I. Global Health Care ..........................................    57,410      57,268      56,716      48,255
AIM V.I. Technology ..................................................    17,425      16,469      16,815      11,137
All Asset Allocation (e) ............................................. 4,557,493   4,911,337   5,284,500   5,509,579
AXA Aggressive Allocation (t) ........................................    47,874       1,604          --          --
AXA Conservative Allocation (t) ......................................     1,251           7          --          --
AXA Conservative-Plus Allocation (t) .................................    12,493          54          --          --
AXA Moderate Allocation (t) ..........................................    74,700       1,805          --          --
AXA Moderate-Plus Allocation (t) .....................................   176,828       4,162          --          --
Dreyfus Stock Index Fund, Inc. ....................................... 4,239,431   5,170,800   4,991,017   5,287,785
EQ/AllianceBernstein Common Stock (t) (x) ............................    30,314         594          --          --
EQ/AllianceBernstein Intermediate Government Securities (as) .........       614          --          --          --
EQ/AllianceBernstein International (r) (t) ...........................   196,408     434,580          --          --
EQ/AllianceBernstein Large Cap Growth (t) ............................     1,151          21          --          --
EQ/AllianceBernstein Quality Bond (t) ................................       808          25          --          --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................    55,464          50          --          --
EQ/AllianceBernstein Value (t) (z) (ae) ..............................   691,063         616          --          --
EQ/Ariel Appreciation II (t) .........................................       148           2          --          --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................       151          --          --          --
EQ/BlackRock Basic Value Equity (t) (af) .............................    56,733          50          --          --
EQ/BlackRock International Value (j) (t) .............................   592,484     631,868          --          --
EQ/Bond Index ........................................................   313,108     451,053     524,306     881,866
EQ/Boston Advisors Equity Income (a) (ag) ............................ 2,046,743     816,030     793,136     640,936
EQ/Calvert Socially Responsible (c) (i) ..............................   222,571     221,898      25,267          --
EQ/Capital Guardian Growth (t) (ah) ..................................   580,146         236          --          --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................   438,622     180,664     186,997          --
EQ/Caywood-Scholl High Yield Bond ....................................   600,210     660,054     771,737     908,434
EQ/Equity 500 Index (t) ..............................................     7,835         330          --          --
EQ/Evergreen International Bond (t) ..................................       868          96          --          --
EQ/Evergreen Omega (t) ...............................................       238           1          --          --
EQ/FI Mid Cap (n) (t) (ak) ...........................................   199,167     172,176          --          --
EQ/GAMCO Mergers and Acquisitions ....................................     1,448         167          --          --
EQ/GAMCO Small Company Value ......................................... 2,332,537   2,561,256   2,734,826   2,843,564
EQ/Government Securities .............................................   815,305     905,605   1,047,706   1,092,052
EQ/International Growth .............................................. 1,259,597   1,270,605   1,214,713   1,215,729
EQ/JPMorgan Core Bond (o) (t) (al) (am) .............................. 2,395,611   1,045,020          --          --
EQ/JPMorgan Value Opportunities (t) ..................................       393          15          --          --
EQ/Legg Mason Value Equity (t) .......................................       710          88          --          --
EQ/Long Term Bond ....................................................   524,081     637,727     677,355   1,003,294
EQ/Lord Abbett Growth and Income (l) (t) .............................   508,655     494,366          --          --
EQ/Lord Abbett Large Cap Core (t) ....................................       252          13          --          --
EQ/Lord Abbett Mid Cap Value (m) (t) .................................   893,167     937,433          --          --

                                                                                            At December 31,
                                                                       ----------------------------------------------------------
                                                                                              Unit Value
                                                                                           Lowest to Highest
                                                                       ---------------------------------------------------------
                                                                                   2007                         2006
                                                                       ---------------------------- ----------------------------
AIM V.I. Financial Services .......................................... $11.59      to     $11.65      $14.95     to   $ 14.98
AIM V.I. Global Health Care ..........................................  13.97      to      14.90       12.53     to     13.32
AIM V.I. Technology ..................................................  10.61      to      13.92        9.89     to     12.93
All Asset Allocation (e) .............................................  13.90      to      25.11       13.30     to     24.20
AXA Aggressive Allocation (t) ........................................  10.04      to     165.60                       155.98
AXA Conservative Allocation (t) ......................................  10.38      to     125.29                       118.42
AXA Conservative-Plus Allocation (t) .................................  10.24      to     133.37                       126.43
AXA Moderate Allocation (t) ..........................................  10.24      to     145.96                       137.35
AXA Moderate-Plus Allocation (t) .....................................  10.17      to     157.21                        47.77
Dreyfus Stock Index Fund, Inc. .......................................  10.53      to      18.02       10.08     to     17.12
EQ/AllianceBernstein Common Stock (t) (x) ............................                    115.89                       111.99
EQ/AllianceBernstein Intermediate Government Securities (as) .........                    149.27                           --
EQ/AllianceBernstein International (r) (t) ...........................                     16.75                        14.96
EQ/AllianceBernstein Large Cap Growth (t) ............................                     88.85                        77.95
EQ/AllianceBernstein Quality Bond (t) ................................                    153.30                       146.64
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................  13.80      to     205.66                       176.25
EQ/AllianceBernstein Value (t) (z) (ae) ..............................  12.78      to     150.30                       157.30
EQ/Ariel Appreciation II (t) .........................................                    114.20                       115.56
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................                    112.54                           --
EQ/BlackRock Basic Value Equity (t) (af) .............................  15.25      to     279.01                       275.76
EQ/BlackRock International Value (j) (t) .............................                     19.76                        17.89
EQ/Bond Index ........................................................  16.06      to      17.91       15.06     to     16.92
EQ/Boston Advisors Equity Income (a) (ag) ............................  14.06      to     136.96       13.66     to    132.07
EQ/Calvert Socially Responsible (c) (i) ..............................   9.84      to     112.02        8.82     to     99.90
EQ/Capital Guardian Growth (t) (ah) ..................................                     87.78                        83.22
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................  12.75      to     148.80       11.60     to    146.37
EQ/Caywood-Scholl High Yield Bond ....................................  18.22      to      22.50       17.72     to     22.06
EQ/Equity 500 Index (t) ..............................................                    116.38                       110.89
EQ/Evergreen International Bond (t) ..................................                    110.57                       101.15
EQ/Evergreen Omega (t) ...............................................                    108.08                        97.08
EQ/FI Mid Cap (n) (t) (ak) ...........................................  17.09      to     151.40       15.84     to    140.14
EQ/GAMCO Mergers and Acquisitions ....................................                    123.00                       118.92
EQ/GAMCO Small Company Value .........................................  33.77      to      50.64       30.90     to     46.68
EQ/Government Securities .............................................  15.35      to      16.87       14.39     to     15.93
EQ/International Growth ..............................................  16.23      to      23.27       13.97     to     20.17
EQ/JPMorgan Core Bond (o) (t) (al) (am) ..............................  13.91      to     128.15       13.51     to    124.29
EQ/JPMorgan Value Opportunities (t) ..................................                    181.02                       183.24
EQ/Legg Mason Value Equity (t) .......................................                    107.28                       114.04
EQ/Long Term Bond ....................................................  18.24      to      23.04       16.95     to     21.56
EQ/Lord Abbett Growth and Income (l) (t) .............................  14.59      to     129.70       14.11     to    125.34
EQ/Lord Abbett Large Cap Core (t) ....................................                    132.91                       120.09
EQ/Lord Abbett Mid Cap Value (m) (t) .................................  15.66      to     127.19       15.59     to    126.46

                                                                                            At December 31,
                                                                       --------------------------------------------------------
                                                                                              Unit Value
                                                                                           Lowest to Highest
                                                                       --------------------------------------------------------
                                                                                   2005                         2004
                                                                       --------------------------   ---------------------------
AIM V.I. Financial Services .......................................... $12.87     to    $ 12.88     $12.15      to    $12.21
AIM V.I. Global Health Care ..........................................  11.95     to     12.66       11.09      to     11.70
AIM V.I. Technology ..................................................   8.98     to     11.70        8.82      to     11.45
All Asset Allocation (e) .............................................  12.07     to     22.13       11.48      to     21.20
AXA Aggressive Allocation (t) ........................................                      --                            --
AXA Conservative Allocation (t) ......................................                      --                            --
AXA Conservative-Plus Allocation (t) .................................                      --                            --
AXA Moderate Allocation (t) ..........................................                      --                            --
AXA Moderate-Plus Allocation (t) .....................................                      --                            --
Dreyfus Stock Index Fund, Inc. .......................................   8.79     to     14.82        8.46      to     14.16
EQ/AllianceBernstein Common Stock (t) (x) ............................                      --                            --
EQ/AllianceBernstein Intermediate Government Securities (as) .........                      --                            --
EQ/AllianceBernstein International (r) (t) ...........................                      --                            --
EQ/AllianceBernstein Large Cap Growth (t) ............................                      --                            --
EQ/AllianceBernstein Quality Bond (t) ................................                      --                            --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................                      --                            --
EQ/AllianceBernstein Value (t) (z) (ae) ..............................                      --                            --
EQ/Ariel Appreciation II (t) .........................................                      --                            --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................                      --                            --
EQ/BlackRock Basic Value Equity (t) (af) .............................                      --                            --
EQ/BlackRock International Value (j) (t) .............................                      --                            --
EQ/Bond Index ........................................................  14.50     to     16.41       14.37      to     16.39
EQ/Boston Advisors Equity Income (a) (ag) ............................  11.86     to     13.80       11.25      to     13.04
EQ/Calvert Socially Responsible (c) (i) ..............................                   10.43                            --
EQ/Capital Guardian Growth (t) (ah) ..................................                      --                            --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................                   10.39                            --
EQ/Caywood-Scholl High Yield Bond ....................................  16.42     to     20.58       15.98      to     20.19
EQ/Equity 500 Index (t) ..............................................                      --                            --
EQ/Evergreen International Bond (t) ..................................                      --                            --
EQ/Evergreen Omega (t) ...............................................                      --                            --
EQ/FI Mid Cap (n) (t) (ak) ...........................................                      --                            --
EQ/GAMCO Mergers and Acquisitions ....................................                      --                            --
EQ/GAMCO Small Company Value .........................................  26.00     to     39.58       24.92      to     38.22
EQ/Government Securities .............................................  13.88     to     15.49       13.70      to     15.41
EQ/International Growth ..............................................  11.12     to     16.17        9.84      to     14.42
EQ/JPMorgan Core Bond (o) (t) (al) (am) ..............................                      --                            --
EQ/JPMorgan Value Opportunities (t) ..................................                      --                            --
EQ/Legg Mason Value Equity (t) .......................................                      --                            --
EQ/Long Term Bond ....................................................  16.60     to     21.28       16.11      to     20.81
EQ/Lord Abbett Growth and Income (l) (t) .............................                      --                            --
EQ/Lord Abbett Large Cap Core (t) ....................................                      --                            --
EQ/Lord Abbett Mid Cap Value (m) (t) .................................                      --                            --

                                                                                    At December 31,
                                                                       ------------------------------------------
                                                                                       Net Assets
                                                                                         (000)
                                                                       ------------------------------------------
                                                                          2007       2006       2005       2004
                                                                       ---------- ---------- ---------- ---------
AIM V.I. Financial Services ..........................................   $295       $365       $321       $275
AIM V.I. Global Health Care ..........................................    810        725        686        540
AIM V.I. Technology ..................................................    200        175        166        100
All Asset Allocation (e) ............................................. 94,408     98,759     97,622     98,455
AXA Aggressive Allocation (t) ........................................  4,233        242         --         --
AXA Conservative Allocation (t) ......................................    135          1         --         --
AXA Conservative-Plus Allocation (t) .................................    633          7         --         --
AXA Moderate Allocation (t) ..........................................  4,417        244         --         --
AXA Moderate-Plus Allocation (t) ..................................... 13,149        610         --         --
Dreyfus Stock Index Fund, Inc. ....................................... 64,956     77,325     63,901     65,313
EQ/AllianceBernstein Common Stock (t) (x) ............................  1,199         46         --         --
EQ/AllianceBernstein Intermediate Government Securities (as) .........     71         --         --         --
EQ/AllianceBernstein International (r) (t) ...........................  3,947      6,526         --         --
EQ/AllianceBernstein Large Cap Growth (t) ............................    102          2         --         --
EQ/AllianceBernstein Quality Bond (t) ................................    124          4         --         --
EQ/AllianceBernstein Small Cap Growth (t) (y) ........................    977          9         --         --
EQ/AllianceBernstein Value (t) (z) (ae) .............................. 13,308         97         --         --
EQ/Ariel Appreciation II (t) .........................................     17          0         --         --
EQ/AXA Rosenberg Value Long/Short Equity (as) ........................     17         --         --         --
EQ/BlackRock Basic Value Equity (t) (af) .............................  1,188         14         --         --
EQ/BlackRock International Value (j) (t) ............................. 12,274     11,357         --         --
EQ/Bond Index ........................................................  4,990      6,789      7,601     12,739
EQ/Boston Advisors Equity Income (a) (ag) ............................ 36,559     12,264     10,258      8,021
EQ/Calvert Socially Responsible (c) (i) ..............................  2,111      1,869        264         --
EQ/Capital Guardian Growth (t) (ah) ..................................  7,763         19         --         --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .......................  5,194      2,098      1,965         --
EQ/Caywood-Scholl High Yield Bond .................................... 11,510     12,329     13,373     15,317
EQ/Equity 500 Index (t) ..............................................    912         16         --         --
EQ/Evergreen International Bond (t) ..................................     96         10         --         --
EQ/Evergreen Omega (t) ...............................................     26         --         --         --
EQ/FI Mid Cap (n) (t) (ak) ...........................................  4,010      2,867         --         --
EQ/GAMCO Mergers and Acquisitions ....................................    178         20         --         --
EQ/GAMCO Small Company Value ......................................... 82,005     83,200     76,140     77,649
EQ/Government Securities ............................................. 11,604     12,232     13,837     14,401
EQ/International Growth .............................................. 24,711     21,606     16,641     14,930
EQ/JPMorgan Core Bond (o) (t) (al) (am) .............................. 34,384     14,462         --         --
EQ/JPMorgan Value Opportunities (t) ..................................     71          3         --         --
EQ/Legg Mason Value Equity (t) .......................................     76         10         --         --
EQ/Long Term Bond ....................................................  9,058     10,331     10,858     15,886
EQ/Lord Abbett Growth and Income (l) (t) .............................  7,917      7,381         --         --
EQ/Lord Abbett Large Cap Core (t) ....................................     34          2         --         --
EQ/Lord Abbett Mid Cap Value (m) (t) ................................. 15,001     15,527         --         --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                                     At December 31,
                                                        ----------------------------------------------------------------------------
                                                                             Units                              Unit Value
                                                                           Outstanding                       Lowest to Highest
                                                        ----------------------------------------------- ----------------------------
                                                            2007        2006        2005        2004                2007
                                                        ----------- ----------- ----------- ----------- ----------------------------
EQ/Marsico Focus (f) ..................................   957,530   1,050,337   1,088,339          --   $13.03        to    $187.95
EQ/Money Market (g) (q) ............................... 4,660,253   5,079,812   3,862,670          --    10.92        to      11.12
EQ/Montag & Caldwell Growth (h) ....................... 4,939,826   5,252,258   5,534,304   5,380,978    10.12        to      10.67
EQ/PIMCO Real Return ..................................   309,572     673,529   1,398,700   2,719,913    12.97        to      13.13
EQ/Short Duration Bond (p) ............................    46,799     211,419      19,264      11,608    11.14        to      14.80
EQ/Small Company Index (t) (an) .......................   562,134         193          --          --    17.38        to     171.06
EQ/T. Rowe Price Growth Stock (u) ..................... 2,872,427   3,151,474   3,551,201   3,655,546    13.89        to      23.88
EQ/UBS Growth and Income .............................. 1,578,496   1,671,667   1,750,657   1,719,600    11.10        to     137.92
EQ/Van Kampen Comstock (t) ............................       501          56          --          --                        118.91
EQ/Van Kampen Emerging Markets Equity (t) (s) .........    48,048      43,675          --          --    39.42        to     304.02
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............   796,240          11          --          --    12.29        to     166.98
EQ/Van Kampen Real Estate (ab) (at) ...................   331,584          --          --          --    22.38        to      83.44
Fidelity VIP Asset Manager ............................    14,985      12,798      15,149     423,053                         13.74
Fidelity VIP Contrafund (R)(ac) (ad) .................. 2,888,470   2,328,768   2,355,687   1,993,257    16.12        to      17.96
Fidelity VIP Growth and Income ........................   146,987      97,655     110,223     926,910                         13.15
Franklin Income Securities (ap) (aq) (ar) .............   868,311      91,299      81,801      28,819     9.99        to      15.75
Franklin Rising Dividends Securities ..................    39,654      40,481      31,384      19,473                         14.64
Franklin Zero Coupon 2010 .............................     9,493       9,020       7,726       3,856                         11.86
Janus Aspen Series Balanced ...........................   625,165     645,782     654,547     618,943    14.22        to      14.74
Janus Aspen Series Forty .............................. 1,929,057   2,127,930   2,185,203   1,556,906    12.32        to      12.92
Janus Aspen Series International Growth ...............   555,876     651,565     625,261     430,237    23.39        to      31.04
Janus Aspen Series Mid Cap Growth ..................... 1,776,494   2,083,663   2,224,752   2,014,622     8.52        to      13.75
Janus Aspen Series Mid Cap Value ......................   208,859     153,489     170,022     158,728                         16.01
Janus Aspen Series Worldwide Growth ................... 1,673,999   1,740,735   1,851,821   2,478,108     7.85        to      10.01
MarketPLUS International Core (t) .....................       615          15          --          --                        171.65
MarketPLUS Large Cap Core (t) .........................       123           6          --          --                        116.64
MarketPLUS Large Cap Growth (t) .......................       640          34          --          --                        198.96
MarketPLUS Mid Cap Value (t) ..........................     1,590         162          --          --                        196.96
MFS(R) Utilities ......................................    80,073      80,528      68,386      42,638    28.47        to      31.68
Multimanager Aggressive Equity (t) ....................       418          81          --          --                        101.51
Multimanager Core Bond (t) ............................     1,527         178          --          --                        130.81
Multimanager Health Care (t) ..........................       790           9          --          --                        140.94
Multimanager High Yield (k) (t) .......................    98,629      94,562          --          --    14.76        to     138.09
Multimanager International Equity (t) .................       950          34          --          --                        264.21
Multimanager Large Cap Core Equity (t) ................       250          25          --          --                        172.31
Multimanager Large Cap Growth (t) .....................     1,096          59          --          --                        156.43
Multimanager Large Cap Value (t) ......................     1,658         206          --          --                        193.37
Multimanager Mid Cap Growth (t) .......................       505          27          --          --                        202.77
Multimanager Mid Cap Value (t) ........................       798         103          --          --                        149.14
Multimanager Small Cap Growth (w) ..................... 1,027,039   1,096,115   1,135,402   1,115,750    12.53        to      13.70
Multimanager Small Cap Value (t) ......................       490          16                                                207.32
Mulitmanager Technology (t) ...........................       790          24          --          --                        217.54

                                                                              At December 31,
                                                        ----------------------------------------------------------
                                                                                 Unit Value
                                                                             Lowest to Highest
                                                        ----------------------------------------------------------
                                                                     2006                           2005
                                                        ----------------------------      ------------------------
EQ/Marsico Focus (f) ..................................     $11.51     to    $164.80      $10.60     to    $10.62
EQ/Money Market (g) (q) ...............................      10.48     to      10.59       10.09     to     10.11
EQ/Montag & Caldwell Growth (h) .......................       8.44     to       8.83        7.88     to      8.19
EQ/PIMCO Real Return ..................................      11.68     to      11.78       11.67     to     11.73
EQ/Short Duration Bond (p) ............................      10.61     to      14.02                        10.25
EQ/Small Company Index (t) (an) .......................                       174.25                           --
EQ/T. Rowe Price Growth Stock (u) .....................      12.96     to      22.44       13.49     to     23.54
EQ/UBS Growth and Income ..............................      11.06     to     136.33        9.76     to     12.50
EQ/Van Kampen Comstock (t) ............................                       121.96                           --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........      27.78     to     214.07                           --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                       136.41                           --
EQ/Van Kampen Real Estate (ab) (at) ...................                           --                           --
Fidelity VIP Asset Manager ............................                        11.89                        11.08
Fidelity VIP Contrafund (R)(ac) (ad) ..................      13.82     to      15.27       12.48     to     13.67
Fidelity VIP Growth and Income ........................                        11.73                        10.36
Franklin Income Securities (ap) (aq) (ar) .............                        15.24                        12.93
Franklin Rising Dividends Securities ..................                        15.09                        12.93
Franklin Zero Coupon 2010 .............................                        10.98                        10.76
Janus Aspen Series Balanced ...........................      12.96     to      13.38       11.79     to     12.13
Janus Aspen Series Forty ..............................       9.06     to       9.43        8.35     to      8.62
Janus Aspen Series International Growth ...............      18.23     to      24.33       12.40     to     16.65
Janus Aspen Series Mid Cap Growth .....................       6.98     to      11.35        6.15     to     10.07
Janus Aspen Series Mid Cap Value ......................                        14.93                        12.98
Janus Aspen Series Worldwide Growth ...................       7.22     to       9.13        6.15     to      7.72
MarketPLUS International Core (t) .....................                       148.97                           --
MarketPLUS Large Cap Core (t) .........................                       112.28                           --
MarketPLUS Large Cap Growth (t) .......................                       172.08                           --
MarketPLUS Mid Cap Value (t) ..........................                       200.16                           --
MFS(R) Utilities ......................................      22.34     to      24.77       17.08     to     18.87
Multimanager Aggressive Equity (t) ....................                        91.14                           --
Multimanager Core Bond (t) ............................                       123.10                           --
Multimanager Health Care (t) ..........................                       129.34                           --
Multimanager High Yield (k) (t) .......................      14.32     to     133.89                           --
Multimanager International Equity (t) .................                       235.00                           --
Multimanager Large Cap Core Equity (t) ................                       164.10                           --
Multimanager Large Cap Growth (t) .....................                       140.62                           --
Multimanager Large Cap Value (t) ......................                       186.58                           --
Multimanager Mid Cap Growth (t) .......................                       181.19                           --
Multimanager Mid Cap Value (t) ........................                       149.00                           --
Multimanager Small Cap Growth (w) .....................      12.18     to      13.21       11.13     to     11.98
Multimanager Small Cap Value (t) ......................                       229.95
Mulitmanager Technology (t) ...........................                       184.01                           --

                                                                                 At December 31,
                                                        -----------------------------------------------------------------
                                                               Unit Value                       Net Assets
                                                           Lowest to Highest                      (000)
                                                        ------------------------ ----------------------------------------
                                                                  2004              2007       2006       2005      2004
                                                        ------------------------ ---------- ---------- ---------- -------
EQ/Marsico Focus (f) ..................................                  --      $13,369    $12,186    $11,550        --
EQ/Money Market (g) (q) ...............................                  --       52,636     54,255     39,050        --
EQ/Montag & Caldwell Growth (h) .......................  7.53    to     7.76      62,655     55,109     53,947    48,368
EQ/PIMCO Real Return .................................. 11.62    to    11.64       4,140      7,933     16,406    31,671
EQ/Short Duration Bond (p) ............................                10.14         684      2,914        197       118
EQ/Small Company Index (t) (an) .......................                  --        6,166         33         --        --
EQ/T. Rowe Price Growth Stock (u) ..................... 12.98    to    22.82      51,422     52,829     61,940    62,403
EQ/UBS Growth and Income ..............................  9.03    to    11.51      21,376     22,392     20,591    18,615
EQ/Van Kampen Comstock (t) ............................                  --           60          7         --        --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                  --        3,093      1,345         --        --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                  --       12,622          1         --        --
EQ/Van Kampen Real Estate (ab) (at) ...................                  --        7,856         --         --        --
Fidelity VIP Asset Manager ............................                10.65         206        152        168     4,506
Fidelity VIP Contrafund (R)(ac) (ad) .................. 10.76    to    11.69      51,385     35,263     32,046    23,289
Fidelity VIP Growth and Income ........................                 9.63       1,933      1,145      1,142     8,922
Franklin Income Securities (ap) (aq) (ar) .............                12.77      10,844      1,391      1,058       368
Franklin Rising Dividends Securities ..................                12.55         580        611        406       244
Franklin Zero Coupon 2010 .............................                10.66         113         99         83        41
Janus Aspen Series Balanced ........................... 11.01    to    11.28       9,151      8,588      7,894     6,949
Janus Aspen Series Forty ..............................  7.45    to     7.64      27,804     22,225     20,817    13,575
Janus Aspen Series International Growth ...............  9.37    to    12.67      14,592     13,185      8,559     4,517
Janus Aspen Series Mid Cap Growth .....................  5.47    to     9.03      17,758     16,816     15,749    12,850
Janus Aspen Series Mid Cap Value ......................                11.80       3,343      2,291      2,207     1,873
Janus Aspen Series Worldwide Growth ...................  5.85    to     7.29      16,486     15,712     14,127    17,958
MarketPLUS International Core (t) .....................                  --          106          2         --        --
MarketPLUS Large Cap Core (t) .........................                  --           14          1         --        --
MarketPLUS Large Cap Growth (t) .......................                  --          127          6         --        --
MarketPLUS Mid Cap Value (t) ..........................                  --          313         32         --        --
MFS(R) Utilities ...................................... 14.67    to    16.15       2,422      1,913      1,237       660
Multimanager Aggressive Equity (t) ....................                  --           42          7         --        --
Multimanager Core Bond (t) ............................                  --          200         22         --        --
Multimanager Health Care (t) ..........................                  --          111          1         --        --
Multimanager High Yield (k) (t) .......................                  --        1,932      1,455         --        --
Multimanager International Equity (t) .................                  --          251          8         --        --
Multimanager Large Cap Core Equity (t) ................                  --           43          4         --        --
Multimanager Large Cap Growth (t) .....................                  --          171          8         --        --
Multimanager Large Cap Value (t) ......................                  --          320         39         --        --
Multimanager Mid Cap Growth (t) .......................                  --          102          5         --        --
Multimanager Mid Cap Value (t) ........................                  --          119         15         --        --
Multimanager Small Cap Growth (w) ..................... 10.42    to    11.14      17,055     17,426     16,375    15,085
Multimanager Small Cap Value (t) ......................                              102          4
Mulitmanager Technology (t) ...........................                  --          172          4         --        --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                       At December 31,
                                             -------------------------------------------------------------------
                                                              Units                          Unit Value
                                                           Outstanding                    Lowest to Highest
                                             --------------------------------------- ---------------------------
                                                2007      2006      2005      2004              2007
                                             --------- --------- --------- --------- ---------------------------
Oppenheimer Global Securities ..............   98,572    94,092    77,121    44,146                     $21.15
PIMCO Global Bond (Unhedged) ...............  177,748   173,114   158,504   144,303                      16.02
PIMCO StocksPLUS Growth and Income .........  312,622   311,144   295,358   252,393                      15.43
UIF Emerging Markets Debt ..................   25,554    25,575    27,550    29,344                      19.23
UIF Global Value Equity ....................  117,454   113,258   115,994    99,064     15.84    to      19.05
Van Eck Worldwide Bond .....................    7,400    18,401    40,113    33,995                      17.60
Van Eck Worldwide Emerging Markets .........  229,915   268,288   297,777    77,227                      25.32
Van Eck Worldwide Hard Assets ..............   25,882    43,644    78,517    43,129                      47.84

                                                                      At December 31,
                                             ----------------------------------------------------------------------
                                                                         Unit Value
                                                                     Lowest to Highest
                                             ----------------------------------------------------------------------
                                                     2006                   2005                   2004
                                             -------------------  ----------------------  -------------------------
Oppenheimer Global Securities ..............              $20.01                  $17.11                  $15.05
PIMCO Global Bond (Unhedged) ...............               14.65                   14.05                   15.10
PIMCO StocksPLUS Growth and Income .........               14.47                   12.65                   12.27
UIF Emerging Markets Debt ..................               18.05                   16.29                   14.51
UIF Global Value Equity ....................  14.86   to   17.92      12.26   to   13.01      11.58   to   12.34
Van Eck Worldwide Bond .....................               16.04                   15.07                   15.54
Van Eck Worldwide Emerging Markets .........               18.40                   13.19                    9.99
Van Eck Worldwide Hard Assets ..............               32.91                   26.44                   17.43

                                                          At December 31,
                                             ---------------------------------------
                                                            Net Assets
                                                              (000)
                                             ---------------------------------------
                                                2007      2006      2005      2004
                                             --------- --------- --------- ---------
Oppenheimer Global Securities .............. $2,085    $1,882    $1,319    $664
PIMCO Global Bond (Unhedged) ...............  2,801     2,495     2,189    2,138
PIMCO StocksPLUS Growth and Income .........  4,745     4,430     3,676    3,047
UIF Emerging Markets Debt ..................    491       462       449      426
UIF Global Value Equity ....................  1,896     1,719     1,452    1,172
Van Eck Worldwide Bond .....................    130       295       604      528
Van Eck Worldwide Emerging Markets .........  5,821     4,936     3,927      772
Van Eck Worldwide Hard Assets ..............  1,238     1,437     2,076      752

-------

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b) Units were made available for sale on September 9, 2005.
(c)  EQ/Calvert Socially Responsible was substituted for EQ/Enterprise
     Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marsico Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(h) EQ/Montag & Caldwell Growth was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k)  Multimanager High Yield was substituted for Lord Abbett Bond
     Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted for PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited-Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(v)  EQ/Capital Guardian Research was substituted for EQ/Capital Guardian
     U.S. Equity on July 6, 2007. (See Note 5)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(z) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)
(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(ae) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ak) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Bond on November 16, 2007. (See Note 5)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Income on November 16, 2007. (See Note 5)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(aq) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

                                                                           For the period ended December 31,
                                                         ---------------------------------------------------------------------
                                                                         Investment                       Expense Ratio**
                                                                           Income                            Lowest to
                                                                           Ratio*                             Highest
                                                         ------------------------------------------- -------------------------
                                                            2007       2006       2005       2004              2007
                                                         ---------- ---------- ---------- ---------- -------------------------
AIM V.I. Financial Services ............................    1.79%      1.66%     1.49%       0.84%     0.00      to     0.35%
AIM V.I. Global Health Care ............................     --         --         --         --       0.00      to     0.35
AIM V.I. Technology ....................................     --         --         --         --       0.00      to     0.35
All Asset Allocation (e) ...............................    3.54       2.80      2.82        2.86      0.00      to     0.75
AXA Aggressive Allocation (t) ..........................    4.95       8.78        --         --       0.00      to     0.75
AXA Conservative Allocation(t) .........................    8.06       1.19        --         --       0.00      to     0.75
AXA Conservative-Plus Allocation (t) ...................    7.25      17.16        --         --       0.00      to     0.75
AXA Moderate Allocation (t) ............................    7.01      10.12        --         --       0.00      to     0.75
AXA Moderate-Plus Allocation (t) .......................    5.52       9.44        --         --       0.00      to     0.75
Dreyfus Stock Index Fund, Inc. .........................    1.68       1.69      1.61        1.84      0.00      to     0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............    2.23       3.68        --         --                        0.00
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................   12.26        --         --         --                        0.00
EQ/AllianceBernstein International (r) (t) .............    1.19       1.32        --         --                        0.00
EQ/AllianceBernstein Large Cap Growth (t) ..............     --         --         --         --                        0.00
EQ/AllianceBernstein Quality Bond (t) ..................   10.47       1.30        --         --                        0.00
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........     --         --         --         --       0.00      to     0.35
EQ/AllianceBernstein Value (t) (z) (ae) ................   16.16       4.36        --                  0.00      to     0.35
EQ/Ariel Appreciation II (t) ...........................    0.92       1.89        --         --                        0.00
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........    5.13        --         --         --                        0.00
EQ/BlackRock Basic Value Equity (t) (af) ...............    4.69       4.29        --         --       0.00      to     0.35
EQ/BlackRock International Value (j) (t) ...............    2.19       1.62        --         --                        0.00
EQ/Bond Index ..........................................    3.94       4.37      3.08        9.75      0.00      to     0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............    4.67       1.83      1.40        2.64      0.00      to     0.75
EQ/Calvert Socially Responsible (c) (i) ................    0.45        --         --         --       0.00      to     0.75
EQ/Capital Guardian Growth (t) (ah) ....................     --        0.17        --         --                        0.00
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........    2.53       0.83      0.70         --       0.00      to     0.75
EQ/Caywood-Scholl High Yield Bond ......................    6.34       5.43      5.30       12.01      0.00      to     0.75
EQ/Equity 500 Index (t) ................................    2.67       5.16        --         --                        0.00
EQ/Evergreen International Bond (t) ....................    4.33       0.20        --         --                        0.00
EQ/Evergreen Omega (t) .................................     --         --         --         --                        0.00
EQ/FI Mid Cap (n) (t) (ak) .............................     --        0.26        --         --       0.00      to     0.35
EQ/GAMCO Mergers and Acquisitions ......................    1.06       8.41        --         --                        0.00
EQ/GAMCO Small Company Value ...........................    0.41       0.85      0.42        0.02      0.00      to     0.75
EQ/Government Securities ...............................    4.60       4.48      3.61        6.00      0.00      to     0.75
EQ/International Growth ................................    0.53       0.80      1.51        1.18      0.00      to     0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................   10.85       4.49        --         --       0.00      to     0.35
EQ/JPMorgan Value Opportunities (t) ....................    3.02       7.22        --         --                        0.00
EQ/Legg Mason Value Equity (t) .........................     --         --         --         --                        0.00
EQ/Long Term Bond ......................................    3.71       4.11      1.46       10.57      0.00      to     0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............    1.37       0.79        --         --       0.00      to     0.35
EQ/Lord Abbett Large Cap Core (t) ......................    1.76       3.14        --         --                        0.00

                                                                  For the period ended December 31,
                                                         ----------------------------------------------------
                                                                           Expense Ratio**
                                                                              Lowest to
                                                                               Highest
                                                         ----------------------------------------------------
                                                                   2006                      2005
                                                         ------------------------- -------------------------
AIM V.I. Financial Services ............................   0.00     to    0.35%      0.00     to    0.35%
AIM V.I. Global Health Care ............................   0.00     to    0.35       0.00     to    0.35
AIM V.I. Technology ....................................   0.00     to    0.35       0.00     to    0.35
All Asset Allocation (e) ...............................   0.00     to    0.75       0.00     to    0.75
AXA Aggressive Allocation (t) ..........................                    --                        --
AXA Conservative Allocation(t) .........................                    --                        --
AXA Conservative-Plus Allocation (t) ...................                    --                        --
AXA Moderate Allocation (t) ............................                    --                        --
AXA Moderate-Plus Allocation (t) .......................                    --                        --
Dreyfus Stock Index Fund, Inc. .........................   0.00     to    0.75       0.00     to    0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............                    --                        --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                    --                        --
EQ/AllianceBernstein International (r) (t) .............                    --                        --
EQ/AllianceBernstein Large Cap Growth (t) ..............                    --                        --
EQ/AllianceBernstein Quality Bond (t) ..................                    --                        --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                    --                        --
EQ/AllianceBernstein Value (t) (z) (ae) ................                    --                        --
EQ/Ariel Appreciation II (t) ...........................                    --                        --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                    --                        --
EQ/BlackRock Basic Value Equity (t) (af) ...............                    --                        --
EQ/BlackRock International Value (j) (t) ...............                    --                        --
EQ/Bond Index ..........................................   0.00     to    0.75       0.00     to    0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............   0.00     to    0.75       0.35     to    0.75
EQ/Calvert Socially Responsible (c) (i) ................   0.00     to    0.75                      0.35
EQ/Capital Guardian Growth (t) (ah) ....................                    --                        --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........   0.00     to    0.60                      0.60
EQ/Caywood-Scholl High Yield Bond ......................   0.00     to    0.75       0.00     to    0.75
EQ/Equity 500 Index (t) ................................                    --                        --
EQ/Evergreen International Bond (t) ....................                    --                        --
EQ/Evergreen Omega (t) .................................                    --                        --
EQ/FI Mid Cap (n) (t) (ak) .............................   0.00     to    0.35                        --
EQ/GAMCO Mergers and Acquisitions ......................                    --                        --
EQ/GAMCO Small Company Value ...........................   0.00     to    0.75       0.00     to    0.75
EQ/Government Securities ...............................   0.00     to    0.75       0.00     to    0.75
EQ/International Growth ................................   0.00     to    0.75       0.00     to    0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................   0.00     to    0.35                        --
EQ/JPMorgan Value Opportunities (t) ....................                    --
EQ/Legg Mason Value Equity (t) .........................                    --                        --
EQ/Long Term Bond ......................................   0.00     to    0.75       0.00     to    0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............   0.00     to    0.35                        --
EQ/Lord Abbett Large Cap Core (t) ......................                    --                        --


                                                            For the period ended
                                                                 December 31,
                                                         --------------------------
                                                              Expense Ratio**
                                                                 Lowest to
                                                                  Highest
                                                         -------------------------
                                                                   2004
                                                         -------------------------
AIM V.I. Financial Services ............................    0.00     to    0.35%
AIM V.I. Global Health Care ............................    0.00     to    0.35
AIM V.I. Technology ....................................    0.00     to    0.35
All Asset Allocation (e) ...............................    0.00     to    0.75
AXA Aggressive Allocation (t) ..........................                     --
AXA Conservative Allocation(t) .........................                     --
AXA Conservative-Plus Allocation (t) ...................                     --
AXA Moderate Allocation (t) ............................                     --
AXA Moderate-Plus Allocation (t) .......................                     --
Dreyfus Stock Index Fund, Inc. .........................    0.00     to    0.75
EQ/AllianceBernstein Common Stock (t) (x) ..............                     --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                     --
EQ/AllianceBernstein International (r) (t) .............                     --
EQ/AllianceBernstein Large Cap Growth (t) ..............                     --
EQ/AllianceBernstein Quality Bond (t) ..................                     --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                     --
EQ/AllianceBernstein Value (t) (z) (ae) ................                     --
EQ/Ariel Appreciation II (t) ...........................                     --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                     --
EQ/BlackRock Basic Value Equity (t) (af) ...............                     --
EQ/BlackRock International Value (j) (t) ...............                     --
EQ/Bond Index ..........................................    0.00     to    0.75
EQ/Boston Advisors Equity Income (a) (ag) ..............    0.35     to    0.75
EQ/Calvert Socially Responsible (c) (i) ................                     --
EQ/Capital Guardian Growth (t) (ah) ....................                     --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........                     --
EQ/Caywood-Scholl High Yield Bond ......................    0.00     to    0.75
EQ/Equity 500 Index (t) ................................                     --
EQ/Evergreen International Bond (t) ....................                     --
EQ/Evergreen Omega (t) .................................                     --
EQ/FI Mid Cap (n) (t) (ak) .............................                     --
EQ/GAMCO Mergers and Acquisitions ......................                     --
EQ/GAMCO Small Company Value ...........................    0.00     to    0.75
EQ/Government Securities ...............................    0.00     to    0.75
EQ/International Growth ................................    0.00     to    0.75
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................                     --
EQ/JPMorgan Value Opportunities (t) ....................
EQ/Legg Mason Value Equity (t) .........................                     --
EQ/Long Term Bond ......................................    0.00     to    0.75
EQ/Lord Abbett Growth and Income (l) (t) ...............                     --
EQ/Lord Abbett Large Cap Core (t) ......................                     --

                                                                       For the period ended December 31,
                                                         ---------------------------------------------------------
                                                                               Total Return***
                                                                                  Lowest to
                                                                                   Highest
                                                         ---------------------------------------------------------
                                                                      2007                        2006
                                                         ------------------------------  -------------------------
AIM V.I. Financial Services ............................  (22.49%)     to    (22.23%)     16.07    to     16.39%
AIM V.I. Global Health Care ............................    11.50      to      11.85       4.85    to      5.21
AIM V.I. Technology ....................................     7.33      to       7.68      10.13    to     10.51
All Asset Allocation (e) ...............................     3.77      to       4.52       9.35    to     10.19
AXA Aggressive Allocation (t) ..........................  ( 2.31)      to       6.17                      11.05
AXA Conservative Allocation(t) .........................     3.25      to       5.80                       3.91
AXA Conservative-Plus Allocation (t) ...................     1.31      to       5.49                       5.83
AXA Moderate Allocation (t) ............................     0.88      to       6.27                       7.08
AXA Moderate-Plus Allocation (t) .......................  ( 0.53)      to       6.39                       8.97
Dreyfus Stock Index Fund, Inc. .........................     4.45      to       5.26      14.68    to     15.52
EQ/AllianceBernstein Common Stock (t) (x) ..............                        3.49                      11.21
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                        5.19                         --
EQ/AllianceBernstein International (r) (t) .............                       11.99                       5.72
EQ/AllianceBernstein Large Cap Growth (t) ..............                       13.99                       7.80
EQ/AllianceBernstein Quality Bond (t) ..................                        4.54                       1.89
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........     5.57      to      16.69                      11.71
EQ/AllianceBernstein Value (t) (z) (ae) ................  ( 4.45)      to    ( 0.22)                      10.86
EQ/Ariel Appreciation II (t) ...........................                     ( 1.18)                      11.75
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                        1.56                         --
EQ/BlackRock Basic Value Equity (t) (af) ...............     0.23      to       1.18                      11.58
EQ/BlackRock International Value (j) (t) ...............                       10.46                       4.01
EQ/Bond Index ..........................................     5.86      to       6.65       3.11    to      3.86
EQ/Boston Advisors Equity Income (a) (ag) ..............     2.92      to       3.70       9.94    to     15.18
EQ/Calvert Socially Responsible (c) (i) ................    11.60      to      12.13       1.18    to      8.08
EQ/Capital Guardian Growth (t) (ah) ....................                        5.48                       7.63
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........  ( 1.36)      to       1.66       7.07    to     11.65
EQ/Caywood-Scholl High Yield Bond ......................     2.01      to       2.82       7.19    to      7.92
EQ/Equity 500 Index (t) ................................                        4.95                       9.60
EQ/Evergreen International Bond (t) ....................                        9.31                       2.59
EQ/Evergreen Omega (t) .................................                       11.33                      10.49
EQ/FI Mid Cap (n) (t) (ak) .............................     7.92      to       8.03       2.79    to     12.72
EQ/GAMCO Mergers and Acquisitions ......................                        3.43                       5.46
EQ/GAMCO Small Company Value ...........................     8.47      to       9.29      17.94    to     18.85
EQ/Government Securities ...............................     5.93      to       6.67       2.84    to      3.67
EQ/International Growth ................................    15.35      to      16.19      24.74    to     25.63
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................     2.96      to       3.11       0.30    to      2.04
EQ/JPMorgan Value Opportunities (t) ....................                     ( 1.21)                      11.15
EQ/Legg Mason Value Equity (t) .........................                     ( 5.93)                      13.62
EQ/Long Term Bond ......................................     6.84      to       7.64       1.32    to      2.11
EQ/Lord Abbett Growth and Income (l) (t) ...............     3.37      to       3.48       3.22    to      7.23
EQ/Lord Abbett Large Cap Core (t) ......................                       10.68                       6.46

                                                               For the period ended December 31,
                                                         ----------------------------------------------
                                                                         Total Return***
                                                                            Lowest to
                                                                             Highest
                                                         ----------------------------------------------
                                                                  2005                    2004
                                                         ----------------------  ----------------------
AIM V.I. Financial Services ............................    5.49   to    5.93%      8.34    to     8.68%
AIM V.I. Global Health Care ............................    7.75   to    8.21       7.15    to     7.54
AIM V.I. Technology ....................................    1.81   to    2.18       6.65    to     7.01
All Asset Allocation (e) ...............................    4.39   to    5.14       7.72    to     8.61
AXA Aggressive Allocation (t) ..........................                  --                        --
AXA Conservative Allocation(t) .........................                  --                        --
AXA Conservative-Plus Allocation (t) ...................                  --                        --
AXA Moderate Allocation (t) ............................                  --                        --
AXA Moderate-Plus Allocation (t) .......................                  --                        --
Dreyfus Stock Index Fund, Inc. .........................    3.90   to    4.66       9.87    to    10.63
EQ/AllianceBernstein Common Stock (t) (x) ..............                  --                        --
EQ/AllianceBernstein Intermediate Government
Securities (as) ........................................                  --                        --
EQ/AllianceBernstein International (r) (t) .............                  --                        --
EQ/AllianceBernstein Large Cap Growth (t) ..............                  --                        --
EQ/AllianceBernstein Quality Bond (t) ..................                  --                        --
EQ/AllianceBernstein Small Cap Growth (t) (y) ..........                  --                        --
EQ/AllianceBernstein Value (t) (z) (ae) ................                  --                        --
EQ/Ariel Appreciation II (t) ...........................                  --                        --
EQ/AXA Rosenberg Value Long/Short Equity (as) ..........                  --                        --
EQ/BlackRock Basic Value Equity (t) (af) ...............                  --                        --
EQ/BlackRock International Value (j) (t) ...............                  --                        --
EQ/Bond Index ..........................................    0.12   to    0.90       0.86    to     1.63
EQ/Boston Advisors Equity Income (a) (ag) ..............    5.42   to    5.83      16.94    to    17.48
EQ/Calvert Socially Responsible (c) (i) ................                 3.27                       --
EQ/Capital Guardian Growth (t) (ah) ....................                  --                        --
EQ/Capital Guardian Research (d) (v) (ai) (aj) .........                 1.86                       --
EQ/Caywood-Scholl High Yield Bond ......................    1.93   to    2.75       8.90    to     9.68
EQ/Equity 500 Index (t) ................................                  --                        --
EQ/Evergreen International Bond (t) ....................                  --                        --
EQ/Evergreen Omega (t) .................................                  --                        --
EQ/FI Mid Cap (n) (t) (ak) .............................                  --                        --
EQ/GAMCO Mergers and Acquisitions ......................                  --                        --
EQ/GAMCO Small Company Value ...........................    3.56   to    4.33      20.00    to    20.91
EQ/Government Securities ...............................    0.52   to    1.31       0.59    to     1.33
EQ/International Growth ................................   12.14   to   13.01       4.49    to     5.24
EQ/JPMorgan Core Bond (o) (t) (al) (am) ................                  --                        --
EQ/JPMorgan Value Opportunities (t) ....................                  --                        --
EQ/Legg Mason Value Equity (t) .........................                  --                        --
EQ/Long Term Bond ......................................    2.26   to    3.04       7.16    to     7.90
EQ/Lord Abbett Growth and Income (l) (t) ...............                  --                        --
EQ/Lord Abbett Large Cap Core (t) ......................                  --                        --

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                         For the period ended December 31,
                                                        --------------------------------------------------------------------
                                                                       Investment                      Expense Ratio**
                                                                         Income                           Lowest to
                                                                         Ratio*                            Highest
                                                        ----------------------------------------- --------------------------
                                                           2007       2006       2005      2004              2007
                                                        ---------- ---------- --------- --------- --------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.72%      0.63%       --        --       0.00%    to     0.35%
EQ/Marsico Focus (f) ..................................    0.18       0.16        --        --       0.00     to     0.75
EQ/Money Market (g) (q) ...............................    4.84       4.61       1.12       --       0.00     to     0.75
EQ/Montag & Caldwell Growth (h) .......................    0.20       0.19       0.25      0.42      0.00     to     0.75
EQ/PIMCO Real Return ..................................    1.99       2.85       1.59      2.16      0.00     to     0.35
EQ/Short Duration Bond (p) ............................    2.84       3.70       1.32      3.49      0.00     to     0.35
EQ/Small Company Index (t) (an) .......................   10.09       2.35        --        --       0.00     to     0.35
EQ/T. Rowe Price Growth Stock (u) .....................    0.07         --        --        --       0.00     to     0.75
EQ/UBS Growth and Income ..............................    0.78       0.76       0.70      1.74      0.00     to     0.75
EQ/Van Kampen Comstock (t) ............................    3.00       3.89        --        --                       0.00
EQ/Van Kampen Emerging Markets Equity (t) (s) .........     --        0.59        --        --       0.00     to     0.35
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............    2.89       0.22        --        --       0.00     to     0.35
EQ/Van Kampen Real Estate (ab) (at) ...................    0.88         --        --        --       0.00     to     0.35
Fidelity VIP Asset Manager ............................    6.13       3.00       3.33      3.39                      0.00
Fidelity VIP Contrafund (ac) (ad) .....................    1.02       1.22       0.20      0.42      0.00     to     0.75
Fidelity VIP Growth and Income ........................    2.19       0.92       1.76      0.94                      0.00
Franklin Income Securities (ap) (aq) (ar) .............    1.79       3.58       3.94      3.02      0.00     to     0.35
Franklin Rising Dividends Securities ..................    2.29       1.11       0.89      0.60                      0.35
Franklin Zero Coupon 2010 .............................    4.67       3.70       4.13      4.30                      0.35
Janus Aspen Series Balanced ...........................    2.59       2.18       2.35      2.36      0.35     to     0.75
Janus Aspen Series Forty ..............................    0.34       0.34       0.22      0.24      0.00     to     0.75
Janus Aspen Series International Growth ...............    0.54       1.98       1.22      0.95      0.00     to     0.35
Janus Aspen Series Mid Cap Growth .....................    0.21       0.00        --        --       0.00     to     0.75
Janus Aspen Series Mid Cap Value ......................    1.52       1.00       7.08      2.85                      0.00
Janus Aspen Series Worldwide Growth ...................    0.75       1.77       1.32      1.03      0.00     to     0.75
MarketPLUS International Core (t) .....................    0.75       2.89        --        --                       0.00
MarketPLUS Large Cap Core (t) .........................    3.32       4.18        --        --                       0.00
MarketPLUS Large Cap Growth (t) .......................    0.89       0.00        --        --                       0.00
MarketPLUS Mid Cap Value (t) ..........................    1.82       0.92        --        --                       0.00
MFS(R) Utilities ......................................    0.96       1.94       0.55      1.23      0.00     to     0.35
Multimanager Aggressive Equity (t) ....................    0.00       0.00        --        --                       0.00
Multimanager Core Bond (t) ............................    3.84       0.77        --        --                       0.00
Multimanager Health Care (t) ..........................    0.00       0.00        --        --                       0.00
Multimanager High Yield (k) (t) .......................    8.69       7.15        --        --       0.00     to     0.35
Multimanager International Equity (t) .................    1.36       1.22        --        --                       0.00
Multimanager Large Cap Core Equity (t) ................    0.82       1.01        --        --                       0.00
Multimanager Large Cap Growth (t) .....................    0.00       0.00        --        --                       0.00
Multimanager Large Cap Value (t) ......................    2.01       1.39        --        --                       0.00
Multimanager Mid Cap Growth (t) .......................    0.00       0.00        --        --                       0.00
Multimanager Mid Cap Value (t) ........................    0.00       0.00        --        --                       0.00
Multimanager Small Cap Growth (w) .....................    0.00       0.00       0.13       --       0.00     to     0.75


                                                                 For the period ended December 31,
                                                        ----------------------------------------------------
                                                                          Expense Ratio**
                                                                             Lowest to
                                                                              Highest
                                                        ----------------------------------------------------
                                                                   2006                      2005
                                                        -------------------------- ------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.00%    to     0.35%                      --
EQ/Marsico Focus (f) ..................................    0.00     to     0.75       0.35     to    0.75
EQ/Money Market (g) (q) ...............................    0.00     to     0.75       0.00     to    0.75
EQ/Montag & Caldwell Growth (h) .......................    0.00     to     0.75       0.00     to    0.75
EQ/PIMCO Real Return ..................................    0.00     to     0.35       0.00     to    0.35
EQ/Short Duration Bond (p) ............................    0.00     to     0.35                      0.35
EQ/Small Company Index (t) (an) .......................                      --                       --
EQ/T. Rowe Price Growth Stock (u) .....................    0.00     to     0.75       0.00     to    0.75
EQ/UBS Growth and Income ..............................    0.00     to     0.75       0.35     to    0.75
EQ/Van Kampen Comstock (t) ............................                      --                       --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........    0.00     to     0.35                       --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                      --                       --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                      --                       --
Fidelity VIP Contrafund (ac) (ad) .....................    0.00     to     0.75       0.00     to    0.75
Fidelity VIP Growth and Income ........................                      --                       --
Franklin Income Securities (ap) (aq) (ar) .............                    0.35                      0.35
Franklin Rising Dividends Securities ..................                    0.35                      0.35
Franklin Zero Coupon 2010 .............................                    0.35                      0.35
Janus Aspen Series Balanced ...........................    0.35     to     0.75       0.35     to    0.75
Janus Aspen Series Forty ..............................    0.00     to     0.75       0.00     to    0.75
Janus Aspen Series International Growth ...............    0.00     to     0.35       0.00     to    0.35
Janus Aspen Series Mid Cap Growth .....................    0.00     to     0.75       0.00     to    0.75
Janus Aspen Series Mid Cap Value ......................                      --                       --
Janus Aspen Series Worldwide Growth ...................    0.00     to     0.75       0.00     to    0.75
MarketPLUS International Core (t) .....................                      --                       --
MarketPLUS Large Cap Core (t) .........................                      --                       --
MarketPLUS Large Cap Growth (t) .......................                      --                       --
MarketPLUS Mid Cap Value (t) ..........................                      --                       --
MFS(R) Utilities ......................................    0.00     to     0.35       0.00     to    0.35
Multimanager Aggressive Equity (t) ....................                      --                       --
Multimanager Core Bond (t) ............................                      --                       --
Multimanager Health Care (t) ..........................                      --                       --
Multimanager High Yield (k) (t) .......................    0.00     to     0.35                       --
Multimanager International Equity (t) .................                      --                       --
Multimanager Large Cap Core Equity (t) ................                      --                       --
Multimanager Large Cap Growth (t) .....................                      --                       --
Multimanager Large Cap Value (t) ......................                      --                       --
Multimanager Mid Cap Growth (t) .......................                      --                       --
Multimanager Mid Cap Value (t) ........................                      --                       --
Multimanager Small Cap Growth (w) .....................    0.00     to     0.75       0.00     to    0.75


                                                          For the period ended
                                                              December 31,
                                                        -------------------------
                                                              Expense Ratio**
                                                                 Lowest to
                                                                  Highest
                                                        ------------------------
                                                                   2004
                                                        ------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................                    --
EQ/Marsico Focus (f) ..................................                    --
EQ/Money Market (g) (q) ...............................                    --
EQ/Montag & Caldwell Growth (h) .......................    0.00    to     0.75
EQ/PIMCO Real Return ..................................    0.00    to     0.35
EQ/Short Duration Bond (p) ............................                   0.35
EQ/Small Company Index (t) (an) .......................                    --
EQ/T. Rowe Price Growth Stock (u) .....................    0.00    to     0.75
EQ/UBS Growth and Income ..............................    0.35    to     0.75
EQ/Van Kampen Comstock (t) ............................                    --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                    --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                    --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                    --
Fidelity VIP Contrafund (ac) (ad) .....................    0.00    to     0.75
Fidelity VIP Growth and Income ........................                    --
Franklin Income Securities (ap) (aq) (ar) .............                   0.35
Franklin Rising Dividends Securities ..................                   0.35
Franklin Zero Coupon 2010 .............................                   0.35
Janus Aspen Series Balanced ...........................    0.35    to     0.75
Janus Aspen Series Forty ..............................    0.00    to     0.75
Janus Aspen Series International Growth ...............    0.00    to     0.35
Janus Aspen Series Mid Cap Growth .....................    0.00    to     0.75
Janus Aspen Series Mid Cap Value ......................                    --
Janus Aspen Series Worldwide Growth ...................    0.00    to     0.75
MarketPLUS International Core (t) .....................                    --
MarketPLUS Large Cap Core (t) .........................                    --
MarketPLUS Large Cap Growth (t) .......................                    --
MarketPLUS Mid Cap Value (t) ..........................                    --
MFS(R) Utilities ......................................    0.00    to     0.35
Multimanager Aggressive Equity (t) ....................                    --
Multimanager Core Bond (t) ............................                    --
Multimanager Health Care (t) ..........................                    --
Multimanager High Yield (k) (t) .......................                    --
Multimanager International Equity (t) .................                    --
Multimanager Large Cap Core Equity (t) ................                    --
Multimanager Large Cap Growth (t) .....................                    --
Multimanager Large Cap Value (t) ......................                    --
Multimanager Mid Cap Growth (t) .......................                    --
Multimanager Mid Cap Value (t) ........................                    --
Multimanager Small Cap Growth (w) .....................    0.00    to     0.75

                                                                              For the period ended December 31,
                                                        ----------------------------------------------------------------------------
                                                                                       Total Return***
                                                                                          Lowest to
                                                                                           Highest
                                                        ----------------------------------------------------------------------------
                                                                   2007                      2006                      2005
                                                        -------------------------- --------------------------- ---------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................    0.48%    to    0.58%      2.30%    to   11.55%                      --
EQ/Marsico Focus (f) ..................................   13.16     to   14.04       8.58     to   11.77        5.05     to   5.25
EQ/Money Market (g) (q) ...............................    4.23     to    5.01       3.87     to    4.75        0.90     to   1.00
EQ/Montag & Caldwell Growth (h) .......................   19.93     to   20.87       7.11     to    7.81        4.65     to   5.54
EQ/PIMCO Real Return ..................................   11.05     to   11.46       0.09     to    0.43        0.43     to   0.77
EQ/Short Duration Bond (p) ............................    4.98     to    5.56       0.50     to    3.51                      1.08
EQ/Small Company Index (t) (an) .......................  ( 1.83)    to   (0.28)                    11.59                       --
EQ/T. Rowe Price Growth Stock (u) .....................    6.41     to    7.21      (4.67)    to   (3.93)       3.16     to   3.93
EQ/UBS Growth and Income ..............................    0.39     to    1.17      10.34     to   13.32        8.08     to   8.60
EQ/Van Kampen Comstock (t) ............................                  (2.50)                     8.69                       --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........   41.90     to   42.02       9.41     to   20.51                       --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............    1.14     to   22.41                     12.74                       --
EQ/Van Kampen Real Estate (ab) (at) ...................  (16.56)    to   (8.63)
Fidelity VIP Asset Manager ............................                  15.55                      7.31                      4.04
Fidelity VIP Contrafund (ac) (ad) .....................   16.63     to   17.59      10.74     to   11.70       15.99     to  16.94
Fidelity VIP Growth and Income ........................                  12.09                     13.22                      7.58
Franklin Income Securities (ap) (aq) (ar) .............    0.85     to    3.37                     17.87                      1.25
Franklin Rising Dividends Securities ..................                  (3.01)                    16.71                      3.03
Franklin Zero Coupon 2010 .............................                   8.05                      2.04                      0.94
Janus Aspen Series Balanced ...........................    9.69     to   10.17       9.92     to   10.31        7.08     to   7.54
Janus Aspen Series Forty ..............................   36.00     to   36.98       8.50     to    9.40       12.08     to  12.83
Janus Aspen Series International Growth ...............   27.59     to   28.29      46.13     to   47.02       31.41     to  32.34
Janus Aspen Series Mid Cap Growth .....................   21.16     to   22.07      12.71     to   13.50       11.52     to  12.43
Janus Aspen Series Mid Cap Value ......................                   7.20                     15.02                     10.00
Janus Aspen Series Worldwide Growth ...................    8.73     to    9.60      17.40     to   18.26        5.13     to   5.90
MarketPLUS International Core (t) .....................                  15.22                     10.30                       --
MarketPLUS Large Cap Core (t) .........................                   3.89                      8.69                       --
MarketPLUS Large Cap Growth (t) .......................                  15.62                     10.74                       --
MarketPLUS Mid Cap Value (t) ..........................                  (1.60)                     9.59                       --
MFS(R) Utilities ......................................   27.45     to   27.88      30.80     to   31.27       16.43     to  16.84
Multimanager Aggressive Equity (t) ....................                  11.38                     12.44                       --
Multimanager Core Bond (t) ............................                   6.26                      1.70                       --
Multimanager Health Care (t) ..........................                   8.97                      3.82                       --
Multimanager High Yield (k) (t) .......................    3.07     to    3.14       1.56     to    4.67                       --
Multimanager International Equity (t) .................                  12.43                     12.41                       --
Multimanager Large Cap Core Equity (t) ................                   5.00                     10.03                       --
Multimanager Large Cap Growth (t) .....................                  11.24                      7.86                       --
Multimanager Large Cap Value (t) ......................                   3.64                     10.80                       --
Multimanager Mid Cap Growth (t) .......................                  11.91                     10.73                       --
Multimanager Mid Cap Value (t) ........................                   0.09                      8.68                       --
Multimanager Small Cap Growth (w) .....................    2.88     to    3.67       9.43     to   10.27        6.81     to   7.54


                                                        For the period ended December 31,
                                                        ----------------------------------
                                                                 Total Return***
                                                                    Lowest to
                                                                     Highest
                                                        ----------------------------------
                                                                       2004
                                                        ----------------------------------
EQ/Lord Abbett Mid Cap Value (m) (t) ..................                          --
EQ/Marsico Focus (f) ..................................                          --
EQ/Money Market (g) (q) ...............................                          --
EQ/Montag & Caldwell Growth (h) .......................      3.29       to      4.02
EQ/PIMCO Real Return ..................................      4.40       to      4.77
EQ/Short Duration Bond (p) ............................                         1.30
EQ/Small Company Index (t) (an) .......................                          --
EQ/T. Rowe Price Growth Stock (u) .....................     12.69       to     13.46
EQ/UBS Growth and Income ..............................     12.45       to     12.95
EQ/Van Kampen Comstock (t) ............................                          --
EQ/Van Kampen Emerging Markets Equity (t) (s) .........                          --
EQ/Van Kampen Mid Cap Growth (t) (aa) (ao) ............                          --
EQ/Van Kampen Real Estate (ab) (at) ...................
Fidelity VIP Asset Manager ............................                         5.45
Fidelity VIP Contrafund (ac) (ad) .....................     14.47       to     15.51
Fidelity VIP Growth and Income ........................                         5.82
Franklin Income Securities (ap) (aq) (ar) .............                        13.41
Franklin Rising Dividends Securities ..................                        10.67
Franklin Zero Coupon 2010 .............................                         4.10
Janus Aspen Series Balanced ...........................      7.73       to      8.15
Janus Aspen Series Forty ..............................     17.32       to     18.27
Janus Aspen Series International Growth ...............     18.30       to     18.91
Janus Aspen Series Mid Cap Growth .....................     19.76       to     20.75
Janus Aspen Series Mid Cap Value ......................                        17.76
Janus Aspen Series Worldwide Growth ...................      3.91       to      4.74
MarketPLUS International Core (t) .....................                          --
MarketPLUS Large Cap Core (t) .........................                          --
MarketPLUS Large Cap Growth (t) .......................                          --
MarketPLUS Mid Cap Value (t) ..........................                          --
MFS(R) Utilities ......................................     29.71       to     30.24
Multimanager Aggressive Equity (t) ....................                          --
Multimanager Core Bond (t) ............................                          --
Multimanager Health Care (t) ..........................                          --
Multimanager High Yield (k) (t) .......................                          --
Multimanager International Equity (t) .................                          --
Multimanager Large Cap Core Equity (t) ................                          --
Multimanager Large Cap Growth (t) .....................                          --
Multimanager Large Cap Value (t) ......................                          --
Multimanager Mid Cap Growth (t) .......................                          --
Multimanager Mid Cap Value (t) ........................                          --
Multimanager Small Cap Growth (w) .....................     11.56       to     12.53

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                For the period ended December 31,
                                             -------------------------------------------------------------------
                                                            Investment                     Expense Ratio**
                                                              Income                          Lowest to
                                                              Ratio*                           Highest
                                             ----------------------------------------- -------------------------
                                                2007       2006       2005      2004             2007
                                             ---------- ---------- --------- --------- -------------------------
Multimanager Small Cap Value (t) ...........    0.57%      0.73%       --        --                      0.00%
Mulitmanager Technology (t) ................    0.00       0.00        --        --                      0.00
Oppenheimer Global Securities ..............    1.12       0.80       0.68      0.68                     0.35
PIMCO Global Bond (Unhedged) ...............    2.98       3.33       2.52      1.87                     0.35
PIMCO StocksPLUS Growth and Income .........    7.67       5.08       2.46      1.83                     0.35
UIF Emerging Markets Debt ..................    7.35       9.50       8.20      7.44                     0.00
UIF Global Value Equity ....................    2.06       1.54       1.02      0.80      0.00     to    0.35
Van Eck Worldwide Bond .....................    6.24       8.12       5.22      3.30                     0.00
Van Eck Worldwide Emerging Markets .........    0.45       0.58       0.28      0.35                     0.00
Van Eck Worldwide Hard Assets ..............    0.11       0.06       0.23      0.07                     0.00




                                                                For the period ended December 31,
                                             ----------------------------------------------------------------------
                                                                         Expense Ratio**
                                                                            Lowest to
                                                                            Highest
                                             ----------------------------------------------------------------------
                                                    2006                     2005                    2004
                                             ----------------------------------------------------------------------
Multimanager Small Cap Value (t) ...........                 --                       --                       --
Mulitmanager Technology (t) ................                 --                       --                       --
Oppenheimer Global Securities ..............                0.35                     0.35                     0.35
PIMCO Global Bond (Unhedged) ...............                0.35                     0.35                     0.35
PIMCO StocksPLUS Growth and Income .........                0.35                     0.35                     0.35
UIF Emerging Markets Debt ..................                 --                       --                       --
UIF Global Value Equity .................... 0.00    to     0.35      0.00     to    0.35      0.00    to     0.35
Van Eck Worldwide Bond .....................                 --                       --                       --
Van Eck Worldwide Emerging Markets .........                 --                       --                       --
Van Eck Worldwide Hard Assets ..............                 --                       --                       --




                                                                      For the period ended December 31,
                                             -----------------------------------------------------------------------------------
                                                                              Total Return***
                                                                                 Lowest to
                                                                                  Highest
                                             ----------------------------------------------------------------------------------
                                                        2007                         2006                       2005
                                             ---------------------------- --------------------------- -------------------------
Multimanager Small Cap Value (t) ...........                   (9.84)%                       12.19%                        --
Mulitmanager Technology (t) ................                   18.22                         11.02                         --
Oppenheimer Global Securities ..............                    5.69                         16.95                       13.69
PIMCO Global Bond (Unhedged) ...............                    9.38                          4.27                      (6.95)
PIMCO StocksPLUS Growth and Income .........                    6.60                         14.39                        3.10
UIF Emerging Markets Debt ..................                    6.54                         10.80                       12.27
UIF Global Value Equity ....................    6.28    to      6.61         20.75    to     21.21       5.43     to      5.87
Van Eck Worldwide Bond .....................                    9.73                          6.44                      (3.02)
Van Eck Worldwide Emerging Markets .........                   37.61                         39.50                       32.03
Van Eck Worldwide Hard Assets ..............                   45.36                         24.47                       51.69




                                                For the period ended
                                                    December 31,
                                             --------------------------
                                                  Total Return***
                                                     Lowest to
                                                      Highest
                                             --------------------------
                                                        2004
                                             --------------------------
Multimanager Small Cap Value (t) ...........                      --
Mulitmanager Technology (t) ................                      --
Oppenheimer Global Securities ..............                    18.50
PIMCO Global Bond (Unhedged) ...............                    10.22
PIMCO StocksPLUS Growth and Income .........                    10.43
UIF Emerging Markets Debt ..................                    10.01
UIF Global Value Equity ....................    13.21    to     13.53
Van Eck Worldwide Bond .....................                     9.13
Van Eck Worldwide Emerging Markets .........                    25.82
Van Eck Worldwide Hard Assets ..............                    23.97

-------

* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the respective year ended or from the commencement of operations of the Subaccount.

(a) EQ/Boston Advisors Equity Income was substituted for EQ/MONY Equity Income on September 9, 2005.
(b)  Units were made available for sale on September 9, 2005.
(c) EQ/Calvert Socially Responsible was substituted for EQ/Enterprise Global Socially Responsive on September 9, 2005.
(d) EQ/Capital Guardian Research was substituted for EQ/MONY Equity Growth and EQ/MONY Diversified on September 9, 2005.
(e) All Asset Allocation was substituted for EQ/Enterprise Managed on September 9, 2005.
(f) EQ/Marisco Focus was substituted for EQ/Enterprise Capital Appreciation on September 9, 2005.
(g)  EQ/Money Market was substituted for EQ/MONY Money Market on September 9,
     2005.
(h) EQ/Montag & Caldwell was substituted for EQ/Enterprise Multi-Cap Growth on September 9, 2005.
(i) EQ/Calvert Socially Responsible was substituted for The Dreyfus Socially Responsible Growth Fund, Inc. on November 3, 2006. (See Note 5)
(j) EQ/BlackRock International Value was Substituted for Dreyfus VIF International Value on November 3, 2006. (See Note 5)
(k) Multimanager High Yield was substituted for Lord Abbett Bond Debenture on November 3, 2006. (See Note 5)
(l) EQ/Lord Abbett Growth and Income was substituted for Lord Abbett Growth and Income on November 3, 2006. (See Note 5)
(m) EQ/Lord Abbett Mid Cap Value was substituted for Lord Abbett Mid Cap Value on November 3, 2006. (See Note 5)
(n) EQ/FI Mid Cap was substituted for Old Mutual Mid-Cap on November 3, 2006. (See Note 5)
(o) EQ/JPMorgan Core Bond was substituted PIMCO Real Return on November 3, 2006. (See Note 5)
(p) EQ/Short Duration Bond was substituted for T. Rowe Price Limited Term Bond on November 3, 2006. (See Note 5)
(q) EQ/Money Market was substituted for T. Rowe Price Prime Reserve on November 3, 2006. (See Note 5)
(r) EQ/AllianceBernstein International was substituted for T. Rowe Price International Stock on November 3, 2006. (See Note 5)
(s) EQ/Van Kampen Emerging Markets Equity was substituted for Van Kampen UIF Emerging Markets Equity on November 3, 2006. (See Note 5)
(t)  Units were made available for sale on September 8, 2006.
(u) EQ/T.Rowe Price Growth Stock was substituted for EQ/Janus Large Cap Growth on July 6, 2007. (See Note 5)
(v) EQ/Capital Guardian Research was substituted for EQ/Capital Guardian U.S. Equity on July 6, 2007. (See Note 5)
(w) Multimanager Small Cap Growth was substituted for EQ/Wells Fargo Montgomery Small Cap on July 6, 2007. (See Note 5)
(x) EQ/AllianceBernstein Common Stock was substituted for Dreyfus VIF Appreciation on August 17, 2007. (See Note 5)
(y) EQ/AllianceBernstein Small Cap Growth was substituted for MFS New Discovery on August 17, 2007. (See Note 5)
(z) EQ/AllianceBernstein Value was substituted for EQ/AllianceBernstein Growth & Income on August 17, 2007. (See Note 5)
(aa) EQ/Van Kampen Mid Cap Growth was substituted for MFS Mid Cap Growth on August 17, 2007 (See Note 5)
(ab) EQ/Van Kampen Real Estate was substituted for UIF U.S. Real Estate on August 17, 2007. (See Note 5)
(ac) Fidelity VIP Contrafund(R) was substituted for Fidelity VIP Growth on August 17, 2007. (See Note 5)

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)

(ad) Fidelity VIP Contrafund(R) was substituted for UIF Equity Growth on August 17, 2007. (See Note 5)
(ae) EQ/AllianceBernstein Value was substituted for Old Mutual Select Value on November 16, 2007. (See Note 5)
(af) EQ/BlackRock Basic Value Equity was substituted for AIM V.I. Basic Value on November 16, 2007. (See Note 5)
(ag) EQ/Boston Advisors Equity Income was substituted for T.Rowe Price Equity Income on November 16, 2007. (See Note 5)
(ah) EQ/Capital Guardian Growth was substituted for T.Rowe Price New America Growth on November 16, 2007. (See Note 5)
(ai) EQ/Capital Guardian Research was substituted for Fidelity VIP Growth Opportunities on November 16, 2007. (See Note 5)
(aj) EQ/Capital Guardian Research was substituted for Oppenheimer Main Street on November 16, 2007. (See Note 5)
(ak) EQ/FI Mid Cap was substituted for AIM V.I. MidCap Core Equity on November 16, 2007. (See Note 5)
(al) EQ/JPMorgan Core Bond was substituted for Janus Aspen Series Flexible Income on November 16, 2007. (See Note 5)
(am) EQ/JPMorgan Core Bond was substituted for UIF Core Plus Fixed Bond on November 16, 2007. (See Note 5)
(an) EQ/Small Company Index was substituted for Dreyfus IP Small Cap Stock Index on November 16, 2007. (See Note 5)
(ao) EQ/Van Kampen Mid Cap Growth was substituted for Alger American MidCap Growth on November 16, 2007. (See Note 5)
(ap) Franklin Income Securities was substituted for Alger American Balanced on November 16, 2007. (See Note 5)
(aq) Franklin Income Securities was substituted for MFS Total Return on November 16, 2007. (See Note 5)
(ar) Franklin Income Securities was substituted for T.Rowe Price Personal Strategy Balanced on November 16, 2007. (See Note 5)
(as) Units were made available for sale on April 27, 2007.
(at) Units were made available for sale on August 17, 2007.

The accompanying notes are an integral part of these financial statements.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Continued)


6. Financial Highlights (Continued)


                                                                              At December 31, 2003
                                                                 -----------------------------------------------
                                                                                    Unit Value
                                                                     Units           Lowest to       Net Assets
                                                                  Outstanding         Highest          (000's)
                                                                 ------------- -------------------- ------------
AIM V.I. Financial Services Portfolio ..........................      18,331   $11.18 to 11.63            $207
AIM V.I. Health Sciences Portfolio .............................      34,790    10.35 to 10.48             360
AIM V.I. Telecommunications Portfolio ..........................       8,071              8.27              67
Dreyfus Stock Index Portfolio--Initial Class ...................   5,001,432     7.70 to 12.80          56,019
EQ/Enterprise Equity Portfolio .................................   3,471,131    11.44 to 20.25          53,938
EQ/Enterprise Equity Income Portfolio ..........................     483,918     9.62 to 10.58           5,196
EQ/Enterprise Growth & Income Portfolio ........................   1,650,380      8.03 to 9.63          15,792
EQ/Enterprise Growth Portfolio (1) .............................   5,141,422      7.29 to 7.46          44,320
EQ/Enterprise High-Yield Portfolio .............................     824,954    14.57 to 18.54          12,821
EQ/Enterprise International Growth Portfolio (1a) ..............   1,217,982     9.35 to 13.80          14,420
EQ/Enterprise Managed Portfolio (1b) ...........................   5,582,384    10.57 to 19.68          93,884
EQ/Enterprise Short Duration Bond Portfolio (2) ................       1,631             10.01              16
EQ/Enterprise Small Company Growth Portfolio ...................   1,028,975      9.34 to 9.90          12,486
EQ/Enterprise Small Company Value Portfolio ....................   2,626,059    20.61 to 31.85          61,739
EQ/Enterprise Total Return Portfolio ...........................   2,465,907    11.11 to 11.23          27,407
EQ/MONY Government Securities Portfolio ........................   1,017,068    13.52 to 15.32          13,325
EQ/MONY Intermediate Term Bond Portfolio .......................     905,065    14.14 to 16.25          12,885
EQ/MONY Long Term Bond Portfolio ...............................   1,050,699    14.93 to 19.42          15,597
Fidelity VIP II Asset Manager Portfolio--Initial Class .........     501,397             10.10           5,064
Fidelity VIP II ContraFund Portfolio ...........................   2,072,043     9.40 to 10.12          21,055
Fidelity VIP III Growth & Income Portfolio .....................   1,055,112              9.10           9,600
Franklin Income Securities Fund--Class 2 (2) ...................       6,209             11.26              70
Franklin Rising Dividends Securities Fund--Class 2 (2)                 3,284             11.34              37
Franklin Zero Coupon 2010 Fund--Class 2 (3) ....................       1,165             10.24              12
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .................................   1,846,474      4.53 to 7.54           9,780
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................     587,636    10.22 to 10.24           6,102
Janus Aspen Series Capital Appreciation Portfolio ..............   1,583,967     6.35 to 10.68          11,566
Janus Aspen Series International Growth
Portfolio ......................................................     329,721     7.88 to 10.74           2,871
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................     221,896             10.02           2,223
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .................................   2,439,132      5.63 to 6.96          16,866
MFS Utilities Portfolio--Initial Class .........................      23,364    11.80 to 12.40             279
Oppenheimer Global Securities Portfolio--Service
Class (4) ......................................................      12,049             12.70             153
Oppenheimer Main Street Portfolio--Service
Class (5) ......................................................       5,971             11.43              68
PIMCO Global Bond Portfolio--Administrative
Class ..........................................................     110,224    12.48 to 13.70           1,480
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ...........................................     187,318    10.93 to 11.11           2,048
UIF Emerging Markets Debt Portfolio--Class I ...................      17,443             13.19             230
UIF Global Value Equity Portfolio--Class I .....................      24,703    10.20 to 10.90             270
UIF U.S. Real Estate Portfolio-- Class I .......................     197,879    12.57 to 13.65           2,558
Van Eck Hard Assets Fund .......................................       6,303             14.06              89
Van Eck WorldWide Bond Fund ....................................       8,246             14.24             117
Van Eck WorldWide Emerging Markets Fund ........................      19,859              7.94             158




                                                                        For the period ended December 31, 2003
                                                                 ----------------------------------------------------
                                                                  Investment    Expense Ratio**     Total Return***
                                                                    Income         Lowest to           Lowest to
                                                                    Ratio*          Highest             Highest
                                                                 ------------ ------------------- -------------------
AIM V.I. Financial Services Portfolio ..........................  0.72%       0.00 to 0.35%         29.08 to 29.55%
AIM V.I. Health Sciences Portfolio .............................   0.00                0.35          27.31 to 27.34
AIM V.I. Telecommunications Portfolio ..........................   0.00                0.35                   33.82
Dreyfus Stock Index Portfolio--Initial Class ...................   1.50        0.00 to 0.75          27.27 to 28.39
EQ/Enterprise Equity Portfolio .................................   0.00        0.00 to 0.75          51.80 to 52.94
EQ/Enterprise Equity Income Portfolio ..........................   1.52        0.35 to 0.75          25.75 to 26.25
EQ/Enterprise Growth & Income Portfolio ........................   1.05        0.35 to 0.75          26.66 to 27.04
EQ/Enterprise Growth Portfolio (1) .............................   0.44        0.00 to 0.75          16.27 to 17.11
EQ/Enterprise High-Yield Portfolio .............................   2.52        0.00 to 0.75          21.73 to 22.64
EQ/Enterprise International Growth Portfolio (1a) ..............   0.50        0.00 to 0.75          29.94 to 30.95
EQ/Enterprise Managed Portfolio (1b) ...........................   1.18        0.00 to 0.75          20.00 to 20.94
EQ/Enterprise Short Duration Bond Portfolio (2) ................   5.27(+)             0.35(+)                 0.10
EQ/Enterprise Small Company Growth Portfolio ...................   0.00        0.00 to 0.75          22.25 to 23.13
EQ/Enterprise Small Company Value Portfolio ....................   0.11        0.00 to 0.75          36.40 to 37.40
EQ/Enterprise Total Return Portfolio ...........................   2.58        0.00 to 0.35            5.35 to 5.61
EQ/MONY Government Securities Portfolio ........................   2.86        0.00 to 0.75            0.99 to 1.73
EQ/MONY Intermediate Term Bond Portfolio .......................   4.75        0.00 to 0.75            2.52 to 3.29
EQ/MONY Long Term Bond Portfolio ...............................   5.94        0.00 to 0.75            4.02 to 4.85
Fidelity VIP II Asset Manager Portfolio--Initial Class .........   3.47                0.00                   17.99
Fidelity VIP II ContraFund Portfolio ...........................   0.38        0.00 to 0.75          27.37 to 28.43
Fidelity VIP III Growth & Income Portfolio .....................   1.13                0.00                   23.81
Franklin Income Securities Fund--Class 2 (2) ...................   0.00                0.35(+)                12.60
Franklin Rising Dividends Securities Fund--Class 2 (2)             0.00                0.35(+)                13.40
Franklin Zero Coupon 2010 Fund--Class 2 (3) ....................   0.00                0.35(+)                 2.40
Janus Aspen Series Mid Cap Growth
Portfolio--Institutional Class .................................   0.00        0.00 to 0.75          34.16 to 35.22
Janus Aspen Series Balanced
Portfolio--Institutional Class .................................   2.31        0.35 to 0.75          13.18 to 13.65
Janus Aspen Series Capital Appreciation Portfolio ..............   0.48        0.00 to 0.75          19.59 to 20.52
Janus Aspen Series International Growth
Portfolio ......................................................   1.19        0.00 to 0.35          34.04 to 34.93
Janus Aspen Series Mid Cap Value
Portfolio--Service Class .......................................   0.13                0.00                   41.33
Janus Aspen Series WorldWide Growth
Portfolio--Institutional Class .................................   1.11        0.00 to 0.75          23.19 to 24.06
MFS Utilities Portfolio--Initial Class .........................   1.59        0.00 to 0.35          35.48 to 35.82
Oppenheimer Global Securities Portfolio--Service
Class (4) ......................................................   0.00                0.35(+)                27.00
Oppenheimer Main Street Portfolio--Service
Class (5) ......................................................   0.00                0.35(+)                14.30
PIMCO Global Bond Portfolio--Administrative
Class ..........................................................   2.05                0.35          13.97 to 13.98
PIMCO StocksPLUS Growth & Income Portfolio--
Administrative Class ...........................................   2.48                0.35          29.94 to 29.96
UIF Emerging Markets Debt Portfolio--Class I ...................   0.00                0.00                   27.93
UIF Global Value Equity Portfolio--Class I .....................   0.00        0.00 to 0.35          28.54 to 28.95
UIF U.S. Real Estate Portfolio-- Class I .......................   0.00        0.00 to 0.35          37.05 to 37.53
Van Eck Hard Assets Fund .......................................   0.94                0.00                   45.10
Van Eck WorldWide Bond Fund ....................................   1.70                0.00                   18.17
Van Eck WorldWide Emerging Markets Fund ........................   0.11                0.00                   54.17

-----------------------------
* This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the subaccount from the underlying fund, net of investment advisory fees assessed by the underlying fund's investment advisor and other expenses of the underlying fund, divided by the average net assets of the subaccount. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the net asset value per Unit. The recognition of dividend income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

** This ratio represents the annual contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to net asset value per Unit. Charges made directly to contractowner accounts by redemption of Units and expenses of the respective underlying fund are excluded from this ratio.

MONY AMERICA
VARIABLE ACCOUNT L

NOTES TO FINANCIAL STATEMENTS (Concluded)


6. Financial Highlights (Concluded)

*** Represents the total return for the period indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the Expense Ratio. The Total Return does not include any expenses assessed through the redemption of Units; the Total Return would have been lower had such expenses been included in the calculation. Total returns for periods less than one year are not annualized. The Total Return is calculated for the year ended December 31, 2003 or from the commencement of operations of the subaccount.

(+) Annualized.

(1) EQ/Enterprise Growth Portfolio was substituted for EQ/Enterprise Balanced Portfolio on February 28, 2003.

(1a) EQ/Enterprise International Growth Portfolio was substituted for EQ/Enterprise Emerging Countries Portfolio and EQ/Enterprise Worldwide Growth Portfolio on February 28, 2003.

(1b) EQ/Enterprise Managed Portfolio was substituted for EQ/Enterprise Mid-Cap Growth Portfolio on February 28, 2003.

(2) For the period July 7, 2003 (commencement of operations) through December 31, 2003.

(3) For the period August 12, 2003 (commencement of operations) through December 31, 2003.

(4) For the period June 23, 2003 (commencement of operations) through December 31, 2003.

(5) For the period June 27, 2003 (commencement of operations) through December 31, 2003.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
MONY Life Insurance Company of America

In our opinion, the accompanying balance sheets and the related statements of earnings, of shareholder's equity and of cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2007 and 2006 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2007 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the Notes to Consolidated Financial Statements, the Company changed its method of accounting for uncertainty in income taxes on January 1, 2007, for share-based compensation on January 1, 2006 and for defined benefit pension and other postretirement plans on December 31, 2006.

/s/ PricewaterhouseCoopers LLP
New York, New York
March 12, 2008

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                                 BALANCE SHEETS
                           DECEMBER 31, 2007 AND 2006

                                                                           2007            2006
                                                                       -------------   -------------
                                                                               (IN MILLIONS)

ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value ....    $     2,027.7   $     2,140.6
  Mortgage loans on real estate ...................................            203.8           219.2
  Policy loans ....................................................            116.0           105.1
  Other invested assets ...........................................             53.1            53.4
                                                                       -------------   -------------
    Total investments .............................................          2,400.6         2,518.3
Cash and cash equivalents .........................................             52.5            58.8
Amounts due from reinsurers .......................................            136.4           136.2
Deferred policy acquisition costs .................................            145.0           123.0
Value of business acquired ........................................            232.9           287.7
Other assets ......................................................             26.3            30.6
Separate Accounts' assets .........................................          3,009.5         3,289.0
                                                                       -------------   -------------

TOTAL ASSETS ......................................................    $     6,003.2   $     6,443.6
                                                                       =============   =============

LIABILITIES
Policyholders' account balances ...................................    $     1,915.3   $     2,057.6
Future policy benefits and other policyholders liabilities ........            353.1           355.4
Other liabilities .................................................             46.8            48.3
Note payable to affiliate .........................................             27.3            30.6
Income taxes payable ..............................................             51.9            64.9
Separate Accounts' liabilities ....................................          3,009.5         3,289.0
                                                                       -------------   -------------
    Total liabilities .............................................          5,403.9         5,845.8
                                                                       -------------   -------------

Commitments and contingent liabilities (Notes 2, 5, 9, 14 and 15)

SHAREHOLDER'S EQUITY
Common stock, $1.00 par value; 5.0 million shares authorized,
   2.5 million issued and outstanding .............................              2.5             2.5
Capital in excess of par value ....................................            501.7           498.5
Retained earnings .................................................            121.6           107.9
Accumulated other comprehensive loss ..............................            (26.5)          (11.1)
                                                                       -------------   -------------
    Total shareholder's equity ....................................            599.3           597.8
                                                                       -------------   -------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY ........................    $     6,003.2   $     6,443.6
                                                                       =============   =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                             STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                              2007              2006             2005
                                                          -------------    -------------    -------------
                                                                           (IN MILLIONS)


REVENUES
Variable life and investment-type product policy fee ..
  income ..............................................   $       160.7    $       150.0    $       168.3
Premiums ..............................................            45.8             49.9             53.8
Net investment income .................................           137.3            141.4            135.0
Investment losses, net ................................           (22.0)            (1.2)            (2.2)
Other income ..........................................            16.1             15.5             22.0
                                                          -------------    -------------    -------------
      Total revenues ..................................           337.9            355.6            376.9
                                                          -------------    -------------    -------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits ...............................           100.1             98.1             99.5
Interest credited to policyholders' account balances ..            79.5             86.1             99.9
Compensation and benefits .............................            21.4             27.4             33.4
Commissions ...........................................            44.9             36.7             72.9
Interest expense ......................................             2.0              2.2              1.6
Amortization of deferred policy acquisition costs and
  value of business acquired ..........................            74.2             55.4             41.2
Capitalization of deferred policy acquisition costs ...           (36.4)           (27.2)           (78.1)
Rent expense ..........................................             3.6              3.7             10.5
Other operating costs and expenses ....................            33.8             16.5             38.0
                                                          -------------    -------------    -------------
      Total benefits and other deductions .............           323.1            298.9            318.9
                                                          -------------    -------------    -------------

Earnings before income taxes
  before income taxes .................................            14.8             56.7             58.0
Income taxes ..........................................            (1.1)           (17.3)           (16.7)
                                                          -------------    -------------    -------------

Earnings from continuing operations ...................            13.7             39.4             41.3
Gain on disposal of discontinued operations,
  net of income taxes .................................              --               .7               --
                                                          -------------    -------------    -------------

Net Earnings ..........................................   $        13.7    $        40.1    $        41.3
                                                          =============    =============    =============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
           STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)

SHAREHOLDER'S EQUITY
Common stock, at par value, beginning and end of year ......  $           2.5   $           2.5   $           2.5
                                                              ---------------   ---------------   ---------------

Capital in excess of par value, beginning of year ..........            498.5             495.8             495.8
Changes in capital in excess of par value ..................              3.2               2.7                --
                                                              ---------------   ---------------   ---------------
Capital in excess of par value, end of year ................            501.7             498.5             495.8
                                                              ---------------   ---------------   ---------------

Retained earnings, beginning of year .......................            107.9              67.8              26.5
Net earnings ...............................................             13.7              40.1              41.3
                                                              ---------------   ---------------   ---------------
Retained earnings, end of year .............................            121.6             107.9              67.8
                                                              ---------------   ---------------   ---------------

Accumulated other comprehensive loss, beginning of year ....            (11.1)             (5.6)             14.9
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Accumulated other comprehensive loss, end of year ..........            (26.5)            (11.1)             (5.6)
                                                              ---------------   ---------------   ---------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR ....................  $         599.3   $         597.8   $         560.5
                                                              ===============   ===============   ===============


                                                                   2007              2006              2005
                                                              ---------------   ---------------   ---------------
                                                                                 (IN MILLIONS)
COMPREHENSIVE (LOSS) INCOME
Net earnings ...............................................  $          13.7   $          40.1   $          41.3
                                                              ---------------   ---------------   ---------------

Change in unrealized losses, net of reclassification
  adjustment ...............................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------
Other comprehensive loss ...................................            (15.4)             (5.5)            (20.5)
                                                              ---------------   ---------------   ---------------

COMPREHENSIVE (LOSS) INCOME ................................  $          (1.7)  $          34.6   $          20.8
                                                              ===============   ===============   ===============



                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2007, 2006 AND 2005


                                                                             2007              2006              2005
                                                                        ----------------  ----------------  ----------------
                                                                                          (IN MILLIONS)

Net earnings .........................................................  $          13.7   $          40.1   $          41.3
   Adjustments to reconcile net earnings to net cash provided by operating activities:
      Interest credited to policyholders' account balances ...........             79.5              86.1              99.9
       Variable life and investment-type product policy fee income ...           (160.7)           (150.0)           (168.3)
      Change in accrued investment income ............................              2.1               (.7)             (1.8)
      Investment losses, net .........................................             22.9               1.2               2.2
      Change in deferred policy acquisition costs and
         value of business acquired ..................................             37.8              28.2             (36.9)
      Change in future policy benefits ...............................             15.9              25.7              67.5
      Change in other policyholders liabilities ......................             (8.0)             17.0             (10.0)
      Change in income tax payable ...................................             (3.7)             17.3              16.7
      Provision for depreciation and amortization ....................              7.7              12.1              14.1
      Gain on disposal of discontinued operations ....................               --               (.7)               --
      Gain on recapture from reinsurance from USFL ...................               --                --               (.6)
      Dividend from AllianceBernstein ................................              6.4               4.8               3.8
      Other, net .....................................................              7.4             (16.3)            (26.7)
                                                                        ----------------  ----------------  ----------------

Net cash provided by operating activities ............................             21.0              64.8               1.2
                                                                        ----------------  ----------------  ----------------

Cash flows from investing activities:
    Maturities and repayments of fixed maturities and mortgage loans .            261.1             299.8             220.9
    Sales of investments .............................................             69.0              61.1              53.4
    Purchases of investments .........................................           (260.4)           (414.8)           (366.2)
    Other, net .......................................................            (14.8)            (10.3)             (3.3)
                                                                        ----------------  ----------------  ----------------

Net cash provided by (used in) investing activities ..................             54.9             (64.2)            (95.2)
                                                                        ----------------  ----------------  ----------------

Cash flows from financing activities: Policyholders' account balances:
      Deposits .......................................................            334.0             392.9             521.4
      Withdrawals and transfers to Separate Accounts .................           (416.0)           (463.9)           (505.7)
   Repayments of note to affiliate ...................................             (3.4)             (3.2)             (3.0)
   Proceeds received from recapture of reinsurance with USFL .........               --                --              12.2
   Other, net ........................................................              3.2               2.7                --
                                                                        ----------------  ----------------  ----------------

Net cash (used in) provided by financing activities ..................            (82.2)            (71.5)             24.9
                                                                        ----------------  ----------------  ----------------

Change in cash and cash equivalents ..................................             (6.3)            (70.9)            (69.1)
Cash and cash equivalents, beginning of year .........................             58.8             129.7             198.8
                                                                        ----------------  ----------------  ----------------

Cash and Cash Equivalents, End of Year ...............................  $          52.5   $          58.8   $         129.7
                                                                        ================  ================  ================

Supplemental cash flow information:
   Interest Paid .....................................................  $           2.0   $           2.2   $           2.4
                                                                        ================  ================  ================
Schedule of non-cash financing activities:
   Shared-based Programs .............................................  $           3.1   $           2.7   $            --
                                                                        ================  ================  ================

                       See Notes to Financial Statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                          NOTES TO FINANCIAL STATEMENTS


1)    ORGANIZATION

      MONY Life Insurance Company of America ("MLOA") is an Arizona stock life insurance company. MLOA's primary business is to provide life insurance and annuity products to both individuals and businesses. MLOA is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY Life"). MONY Life is a wholly owned subsidiary of AXA Equitable Financial Services, LLC, which is a downstream holding company of AXA Financial, Inc. ("AXA Financial" and together with its consolidated subsidiaries "AXA Financial Group").


2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation
      ---------------------

      The preparation of the accompanying financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying financial statements reflect all adjustments necessary in the opinion of management to present fairly the financial position of MLOA and its results of operations and cash flows for the periods presented.

      The years "2007", "2006" and "2005" refer to the years ended December 31, 2007, 2006 and 2005, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform to the current presentation.

      Accounting Changes
      ------------------

      Effective January 1, 2007, and as more fully described in Note 11 to the Financial Statements, MLOA adopted Financial Accounting Standards Board ("FASB") Interpretation ("FIN") 48, "Accounting for Uncertainty in Income Taxes," an interpretation that clarifies the recognition criteria and measurement of the economic benefits associated with tax positions taken or expected to be taken in a tax return. Under FIN 48, a tax benefit is recognized only if it is "more likely than not" to be sustained based on the technical merits of the position, assuming examination by the taxing authority, and is required to be measured at the largest amount of tax benefit that is more than 50% likely of being realized upon ultimate settlement, taking into consideration the amounts and probabilities of potential settlement outcomes. FIN 48 also addresses subsequent derecognition of tax positions, changes in the measurement of recognized tax positions, accrual and classification of interest and penalties, and accounting in interim periods. In addition, annual disclosures with respect to income taxes were expanded by FIN 48 and include a tabular reconciliation of the total amounts of unrecognized tax benefits at the beginning and end of the reporting period. As a result of adopting FIN 48, no adjustment to MLOA's January 1, 2007 retained earnings for unrecognized tax benefits was required.

      On January 1, 2007, MLOA adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts". The SOP requires identification of transactions that result in a substantial change in an insurance contract. Transactions subject to review include internal contract exchanges, contract modifications via amendment, rider or endorsement and elections of benefits, features or rights contained within the contract. If determined that a substantial change has occurred, the related deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA") and other related balances must be written off. The adoption of SOP 05-1 did not have a material impact on MLOA's results of operations or financial position.

      On December 31, 2006, AXA Financial Group implemented Statement of Financial Accounting Standards ("SFAS") No. 158, "Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans," requiring employers to recognize the over or under funded status of such benefit plans as an asset or liability in the balance sheet for reporting periods ending after December 15, 2006 and to recognize subsequent changes in that funded status as a component of other comprehensive income. The funded status of a plan is measured as the difference between plan assets at fair value and the projected benefit obligation for pension plans or the benefit obligation for any other postretirement plan. SFAS No. 158 does not change the determination of net periodic benefit cost or its presentation in the statement of earnings. However, its requirements represent a significant change to previous accounting guidance that generally delayed recognition of certain changes in plan assets and benefit obligations in the balance sheet and only required disclosure of the complete funded status of the plans in the notes to the financial statements.

      SFAS No. 158 imposes an additional requirement, effective for fiscal years ending after December 15, 2008, to measure plan assets and benefit obligations as of the date of the employer's year-end balance sheet, thereby eliminating the option to elect an earlier measurement date alternative of not more than three months prior to that date, if used consistently each year. This provision of SFAS No. 158 will have no impact on AXA Financial Group as it already uses a December 31 measurement date for all of its plan assets and benefits obligations. The adoption of SFAS No. 158 did not have an impact on MLOA's results of operations or financial position.

      On January 1, 2006, AXA Financial Group, including MLOA, adopted SFAS No. 123(R), "Share-Based Payment". To effect its adoption, AXA Financial Group elected the "modified prospective method" of transition. Under this method, prior-period results were not restated. Prior to the adoption of SFAS No. 123(R), AXA Financial Group, including MLOA, had elected to continue to account for stock-based compensation in accordance with Accounting Principles Board ("APB") No. 25, "Accounting for Stock Issued to Employees," and, as a result, the recognition of stock-based compensation expense generally was limited to amounts attributed to awards of restricted shares, and various other cash-settled programs such as stock appreciation rights. SFAS No. 123(R) requires the cost of all share-based payments to employees to be recognized in the financial statements based on their fair values, resulting in compensation expense for certain types of AXA Financial Group's equity-classified award programs for which no cost previously would have been charged to net earnings under APB No. 25, most notably for employee options to purchase AXA American Depository Receipts ("ADRs") and AXA ordinary shares and for employee stock purchase plans. As a result of adopting SFAS No. 123(R) on January 1, 2006, MLOA's earnings from continuing operations before income taxes were $3.0 million and $2.7 million lower and net earnings were $2.0 million and $1.7 million lower for 2007 and 2006, respectively, than if these plans had continued to be accounted for under APB No. 25.

      Under the modified prospective method, AXA Financial Group applied the measurement, recognition, and attribution requirements of SFAS No. 123(R) to stock-based compensation awards granted, modified, repurchased or cancelled on or after January 1, 2006. In addition, beginning in first quarter 2006, costs associated with unvested portions of outstanding employee stock option awards at January 1, 2006, that prior to adoption of SFAS No. 123(R) would have been reflected by MLOA only in pro forma disclosures, were recognized in MLOA's statements of operations over the awards' remaining future service/vesting periods. Liability-classified awards outstanding at January 1, 2006, such as performance units and stock appreciation rights, were remeasured to fair value. The remeasurement resulted in no adjustment to their intrinsic value basis, including the cumulative effect of differences between actual and expected forfeitures, primarily due to the de minimis time remaining to expected settlement of these awards.

      On January 1, 2006, MLOA adopted the provisions of SFAS No. 154, "Accounting Changes and Error Corrections," a replacement of APB No. 20, "Accounting Changes," and SFAS No. 3, "Reporting Accounting Changes in Interim Financial Statements". SFAS No. 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement that does not include transition provisions. To enhance comparability, this statement requires retrospective application to prior periods' financial statements of changes in accounting principle, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. The cumulative effect of the change is reported in the carrying value of assets and liabilities as of the first period presented, with the offset applied to opening retained earnings. Each period presented is adjusted to show the period specific effects of the change. Only direct effects of the change will be retrospectively recognized; indirect effects will be recognized in the period of change. SFAS No. 154 carries forward without change APB No. 20's guidance for reporting the correction of an error and a change in accounting estimate as well as SFAS No. 3's provisions governing reporting accounting changes in interim financial statements. The adoption of SFAS No. 154 did not have an impact on MLOA's results of operations or financial position.

      New Accounting Pronouncements
      -----------------------------

      In February 2007, the FASB issued SFAS No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities Including an amendment of FASB Statement No. 115". This statement permits entities to choose to measure many financial instruments and certain other items at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. This statement is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Management has elected not to adopt the fair value option as permitted by SFAS No. 159.


      In June 2007, the AICPA issued SOP 07-1, "Clarification of the Scope of the Audit and Accounting Guide Investment Companies and Accounting by Parent Companies and Equity Method Investors for Investments in Investment Companies". The SOP provides guidance for determining whether an entity is within the scope of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The SOP addresses whether the specialized industry accounting principles of the Guide should be retained by a parent company in consolidation or by an investor that has the ability to exercise significant influence over the investment company and applies the equity method of accounting to its investment in the entity. SOP 07-1 was to have been effective for fiscal years beginning after December 15, 2007. On February 12, 2007, the FASB issued FASB Staff Position ("FSP") SOP 07-1-1 that indefinitely delays the effective date of SOP 07-1. The delay is intended to allow the Board time to consider a number of significant issues relating to the implementation of SOP 07-1.

      On September 15, 2006, the FASB issued SFAS No. 157, "Fair Value Measurements". SFAS No. 157 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. It applies only to fair value measurements that are already required or permitted by other accounting standards, except for measurements of share-based payments and measurements that are similar to, but not intended to be, fair value. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The effect of adopting of SFAS No. 157 on January 1, 2008 is not expected to have a material impact on 2008 net earnings.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary. The redeemable preferred stock investments reported in fixed maturities include real estate investment trust ("REIT") perpetual preferred stock, other perpetual preferred stock and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships and joint venture interests in which MLOA has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation of FIN 46(R), "Consolidation of Variable Interest Entities, Revised," are consolidated; those in which MLOA does not have control and a majority economic interest and those that do not meet FIN 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with Equity real estate or other equity investments, as appropriate.

      Equity securities include common stock classified as available for sale securities are carried at estimated fair value and are included in other invested assets.

      Units held in AllianceBernstein L.P. ("AllianceBernstein") are carried on the equity method and reported in other invested assets.

      Short-term investments are stated at amortized cost that approximates fair value and are included in other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned including United States government and agency securities and mortgage-backed securities are recorded in the financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized
      --------------------------------------------------------------------
      Investment Gains (Losses)
      -------------------------

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by MLOA are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to DAC and VOBA related to variable life and investment-type products.

      Fair Value of Other Financial Instruments
      -----------------------------------------

      MLOA defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time MLOA's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded from fair value disclosures, particularly insurance liabilities other than financial guarantees and investment contracts.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for MLOA's supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for the note payable to affiliate are determined using contractual cash flows discounted at market interest rates.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from variable life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      DAC and VOBA
      ------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      VOBA, which arose from the 2004 acquisition by AXA Financial, was established in accordance with business combination purchase accounting guidance as set forth in SFAS No. 141, "Business Combinations". VOBA is the actuarially determined present value of estimated future gross profits of insurance contracts in force at the date of the acquisition. VOBA is amortized over the expected life of the contracts (approximately 10-30 years) according to the type of contract using the methods described below as applicable. VOBA is subject to loss recognition testing at the end of each accounting period.

      For variable life products and investment-type products, DAC and VOBA are amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC and VOBA of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC and VOBA amortization. Conversely, an increase in expected gross profits would slow DAC and VOBA amortization. The effect on the DAC and VOBA assets that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in shareholder's equity as of the balance sheet date.

      A significant assumption in the amortization of DAC and VOBA on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Management sets estimated future gross profit assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.0% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.0% net of product weighted average Separate Account fees) and 0.0% (2.0% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5-year maximum duration limitation would result in an acceleration of DAC and VOBA amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC and VOBA amortization. As of December 31, 2007, current projections of future average gross market returns assume a 5.2% return for 2008, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 2 quarters.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC and VOBA amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC and VOBA amortization. Generally, life mortality experience has been improving in recent years.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For non-participating traditional life policies, DAC and VOBA are amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for variable life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      MLOA issues certain variable annuity products with a guaranteed minimum death benefit ("GMDB") feature. MLOA also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC and VOBA. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC and VOBA amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on MLOA's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC and VOBA are written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 4.0% to 6.0% for life insurance liabilities and from 3.0% to 6.75% for annuity liabilities.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under Arizona State Insurance Law are not chargeable with liabilities that arise from any other business of MLOA. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which MLOA does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by MLOA.

      The investment results of Separate Accounts on which MLOA does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the statements of operations. For the years ended December 31, 2007, 2006 and 2005, investment results of such Separate Accounts were gains of $285.4 million, $358.6 million and $197.5 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

      Other Accounting Policies
      -------------------------

      MLOA filed a consolidated Federal income tax return with its parent, MONY Life, and with MONY Life's other life subsidiaries. Under the life insurance provisions of the Internal Revenue Code, life insurance companies cannot file a consolidated Federal income tax return with their ultimate parent for a period of five years from the date of acquisition. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Discontinued operations include real estate held-for-sale.

      Real estate investments meeting the following criteria are classified as real estate held-for-sale:

        o Management having the authority to approve the action commits the organization to a plan to sell the property.

        o The property is available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such assets.

        o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.

        o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.

        o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

        o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

      Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

      Real estate held-for-sale is included in the Other assets line in the balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2007 were not significant.

3)    INVESTMENTS

      Fixed Maturities
      ----------------

      The following table provides additional information relating to fixed maturities.

                                                                  GROSS          GROSS
                                                 AMORTIZED     UNREALIZED      UNREALIZED     ESTIMATED
                                                    COST          GAINS          LOSSES       FAIR VALUE
                                               -------------  -------------  -------------  -------------
                                                                     (IN MILLIONS)


      DECEMBER 31, 2007
      -----------------
      Fixed Maturities:
        Available for Sale:
         Corporate ..........................  $     1,808.1  $        10.7  $        56.6  $     1,762.2
         Mortgage-backed ....................           20.3             .2             --           20.5
         U.S. Treasury, government
           and agency securities ............          115.0            2.0             --          117.0
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             .1             --            4.2
         Redeemable preferred stock .........          134.5             .5           12.3          122.7
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,083.1  $        13.5  $        68.9  $     2,027.7
                                               =============  =============  =============  =============

      December 31, 2006
      -----------------
      Fixed Maturities:
       Available for Sale:
         Corporate ..........................  $     1,869.0  $         6.7  $        31.1  $     1,844.6
         Mortgage-backed ....................           20.2             --             --           20.2
         U.S. Treasury, government
           and agency securities ............          138.5             .4             .5          138.4
         States and political subdivisions ..            1.1             --             --            1.1
         Foreign governments ................            4.1             --             .1            4.0
         Redeemable preferred stock .........          134.4            1.4            3.5          132.3
                                               -------------  -------------  -------------  -------------
           Total Available for Sale .........  $     2,167.3  $         8.5  $        35.2  $     2,140.6
                                               =============  =============  =============  =============

      MLOA determines the fair value of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

      The contractual maturity of bonds at December 31, 2007 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                --------------------------------
                                                                                  AMORTIZED         ESTIMATED
                                                                                    COST            FAIR VALUE
                                                                                --------------     -------------
                                                                                         (IN MILLIONS)

        Due in one year or less..............................................   $        158.3     $       157.8
        Due in years two through five........................................            413.5             414.4
        Due in years six through ten.........................................          1,005.5             990.1
        Due after ten years..................................................            351.0             322.2
                                                                                --------------     -------------
           Subtotal..........................................................          1,928.3           1,884.5
        Mortgage-backed securities...........................................             20.3              20.5
                                                                                --------------     -------------
        Total................................................................   $      1,948.6     $     1,905.0
                                                                                ==============     =============

      Bonds that are not due at a single maturity date were included in the contractual maturity table above in the final maturity year. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      MLOA's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process includes a quarterly review of certain assets by AXA Financial Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be other than temporarily impaired, then the appropriate provisions are taken.

      The following table discloses the 230 issues of fixed maturities that have been in a continuous unrealized loss position for less than a twelve-month period and greater than a twelve month period as of December 31, 2007:

                                          LESS THAN 12 MONTHS           12 MONTHS OR LONGER                  TOTAL
                                      -----------------------------  ---------------------------  ----------------------------
                                                        GROSS                         GROSS                          GROSS
                                       ESTIMATED      UNREALIZED       ESTIMATED    UNREALIZED     ESTIMATED      UNREALIZED
                                       FAIR VALUE       LOSSES        FAIR VALUE      LOSSES       FAIR VALUE       LOSSES
                                      ------------  ---------------  ------------  -------------  -------------  -------------
                                                                           (IN MILLIONS)

      Fixed Maturities:
        Corporate ..................  $       562.5  $        39.3  $       470.0  $        17.3  $     1,032.5  $        56.6
        U.S. Treasury,
          government and agency
          securities ...............             --             --             --             --             --             --
        States and political
          subdivisions .............             --             --            1.1             --            1.1             --
        Foreign governments ........             --             --             --             --             --             --
        Redeemable
          preferred stock ..........           32.7            4.7           73.3            7.6          106.0           12.3
                                      -------------  -------------  -------------  -------------  -------------  -------------
      Total Temporarily
        Impaired Securities ........  $       595.2  $        44.0  $       544.4  $        24.9  $     1,139.6  $        68.9
                                      =============  =============  =============  =============  =============  =============

      MLOA's fixed maturity investment portfolio includes corporate high yield securities consisting primarily of public high yield bonds. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2007, approximately $70.0 million, or 3.4%, of the $2,083.1 million aggregate amortized cost of fixed maturities held by MLOA was considered to be other than investment grade.

      MLOA does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. MLOA's fixed maturity investment portfolio includes Residential Mortgage Backed Securities ("RMBS") backed by subprime and Alt-A residential mortgages. RMBS are securities whose cash flows are backed by the principal and interest payments from a set of residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages consist of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and /or inadequate documentation of the borrowers' income. At December 31, 2007, MLOA owned $10.6 million in RMBS backed by subprime residential mortgage loans, 100% of which are rated either AA or AAA, and $0.2 million in RMBS backed by Alt-A residential mortgage loans, 100% of which were rated AAA. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

      At December 31, 2007, MLOA had no fixed maturities which were non-income producing for the twelve months preceding that date.

      Mortgage Loans
      --------------

      During 2007, 2006 and 2005, respectively, MLOA's average recorded investment in impaired mortgage loans was $0.8 million, $3.1 million and $4.2 million.

      There was no interest income on impaired mortgage loans in 2007. Interest income recognized on impaired mortgage loans totaled $0.3 million and $0.3 million for 2006 and 2005, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2006, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $2.8 million; there were no mortgage loans classified as nonaccrual at December 31, 2007.

      Impaired mortgage loans along with the related investment valuation allowances follow:

                                                                                         DECEMBER 31,
                                                                                 -----------------------------
                                                                                     2007            2006
                                                                                 -------------   -------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances...........  $          --   $          --
        Impaired mortgage loans without investment valuation allowances........             .3             3.1
                                                                                 -------------   -------------
        Recorded investment in impaired mortgage loans.........................             .3             3.1
        Investment valuation allowances........................................             --              --
                                                                                 -------------   -------------
        Net Impaired Mortgage Loans............................................  $          .3   $         3.1
                                                                                 =============   =============

      There were no investment valuation allowances for mortgage loans and equity real estate in 2007 and 2006.

      Other Invested Assets
      ---------------------

      MLOA holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2007 and 2006 were $2.9 million and $3.4 million, respectively.

      The following presents MLOA's investment in 1.2 million units in AllianceBernstein, an affiliate:

                                                                                 ALLIANCEBERNSTEIN UNITS
                                                                                 -----------------------
                                                                                       (IN MILLIONS)

       Balance at January 1, 2006..............................................  $                  49.4
       Equity in net earnings..................................................                      5.2
       Dividends received......................................................                     (4.8)
                                                                                 -----------------------
       Balance at December 31, 2006............................................                     49.8
       Equity in net earnings..................................................                      5.9
       Dividends received......................................................                     (6.4)
                                                                                 -----------------------
       Balance at December 31, 2007............................................  $                  49.3
                                                                                 =======================

4)    VALUE OF BUSINESS ACQUIRED

      The following presents MLOA's VOBA asset as of December 31, 2007 and 2006:

                                                             LESS            LESS:
                                      GROSS CARRYING     ACCUMULATED       IMPACT OF
                                           AMOUNT      AMORTIZATION (1)   RECAPTURE (2)          NET
                                      ---------------  ----------------  ---------------   ---------------
                                                                 (IN MILLIONS)
      VOBA
      ----
        DECEMBER 31, 2007 ..........  $         416.5  $        (138.7)  $         (44.9)  $         232.9
                                      ===============  ===============   ===============   ===============

        December 31, 2006 ..........  $         416.5  $         (83.9)  $         (44.9)  $         287.7
                                      ===============  ===============   ===============   ===============

      (1) Includes reactivity to unrealized investment gains (losses).

      (2) Relates to the December 31, 2005 recapture by USFL of universal life insurance contracts and level term premium insurance contracts previously ceded to MLOA under the modified coinsurance ("MODCO") agreement between MLOA and USFL.

      For 2007, 2006 and 2005, total amortization expense related to VOBA was $59.7 million, $44.4 million and $32.5 million, respectively. VOBA amortization is estimated to range between $45.3 million and $22.2 million annually through 2012.


5)    FAIR VALUE OF OTHER FINANCIAL INSTRUMENTS

      The carrying values and estimated fair values for financial instruments not otherwise disclosed in Notes 3 and 8 of Notes to Financial Statements are presented below:

                                                                                    DECEMBER 31,
                                                         -------------------------------------------------------------------
                                                                      2007                               2006
                                                         --------------------------------   --------------------------------
                                                            CARRYING        ESTIMATED          Carrying        Estimated
                                                             VALUE          FAIR VALUE          Value          Fair Value
                                                         ---------------  ---------------   ---------------  ---------------
                                                                                   (IN MILLIONS)

        Mortgage loans on real estate...................  $      203.8     $       205.2     $      219.2     $       220.0
        Policyholders liabilities: investment contracts.         344.2             362.5            376.5             396.0
        Note payable to affiliate.......................          27.3              27.3             30.6              30.6


6)    GMDB, GMIB AND NO LAPSE GUARANTEE FEATURES

      A) Variable Annuity Contracts - GMDB and GMIB
         ------------------------------------------

      MLOA has certain variable annuity contracts with GMDB and GMIB features in force that guarantee one of the following:

            o Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

            o Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

            o Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

            o Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                                     GMDB              GMIB             TOTAL
                                                ---------------   ---------------  ---------------
                                                                   (IN MILLIONS)

      Balance at January 1, 2005 .............  $           1.0   $            .1  $           1.1
         Paid guarantee benefits .............             (2.9)               --             (2.9)
         Other changes in reserve ............              2.6                .1              2.7
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2005 ...........               .7                .2               .9
         Paid guarantee benefits .............             (2.2)               --             (2.2)
         Other changes in reserve ............              2.2                .2              2.4
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2006 ...........               .7                .4              1.1
         Paid guarantee benefits .............             (1.3)               --             (1.3)
         Other changes in reserve ............              1.8                .1              1.9
                                                ---------------   ---------------  ---------------
      Balance at December 31, 2007 ...........  $           1.2   $            .5  $           1.7
                                                ===============   ===============  ===============

      Related GMDB reinsurance ceded amounts were:

                                                                 GMDB
                                                            --------------
                                                            (IN MILLIONS)

      Balance at January 1, 2005..........................  $          (.9)
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................             1.2
                                                            --------------
      Balance at December 31, 2005........................  $           .2
        Paid guarantee benefits ceded.....................             (.1)
        Other changes in reserve..........................              .5
                                                            --------------
      Balance at December 31, 2006........................              .6
        Paid guarantee benefits...........................             (.3)
        Other changes in reserve..........................              .9
                                                            --------------
      Balance at December 31, 2007........................  $          1.2
                                                            ==============


      The December 31, 2007 values for those variable annuity contracts in-force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                 RETURN
                                                   OF
                                                PREMIUM         RATCHET         ROLL-UP         COMBO          TOTAL
                                               -----------    ----------     -------------  -------------  -------------
                                                                             (IN MILLIONS)

      GMDB:
      -----
       Account values invested in:
           General Account..............       $       144     $     229               N/A  $          29  $         402
           Separate Accounts............       $       707     $   1,213               N/A  $         164  $       2,084
       Net amount at risk, gross........       $         6     $      65               N/A  $           4  $          75
       Net amount at risk, net of
          amounts reinsured.............       $         6     $      62               N/A  $          --  $          68
       Average attained age of
         contractholders................              62.1          62.2               N/A           61.4           62.1
       Percentage of contractholders
         over age 70....................              19.3%         18.4%              N/A           14.0%
       Range of contractually specified
         interest rates.................               N/A           N/A               N/A            5.0%

      GMIB:
      -----
       Account values invested in:
           General Account..............               N/A           N/A     $          29            N/A  $          29
           Separate Accounts............               N/A           N/A     $         164            N/A  $         164
       Net amount at risk, gross........               N/A           N/A     $          --            N/A  $          --
       Net amount at risk, net of
          amounts reinsured.............               N/A           N/A     $          --            N/A  $          --
       Weighted average years
          remaining until
          annuitization.................               N/A           N/A               4.7            N/A            4.7
       Range of contractually specified
          interest rates................               N/A           N/A               5.0%           N/A

      B) Separate Account Investments by Investment Category Underlying GMDB and
         -----------------------------------------------------------------------
         GMIB Features
         -------------

      The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option which is part of the General Account and variable investment options which invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                        INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                       DECEMBER 31,
                                                                                 ------------------------
                                                                                     2007         2006
                                                                                 -----------  -----------
                                                                                       (IN MILLIONS)

      GMDB:
         Equity................................................................. $     1,708  $     1,911
         Fixed income...........................................................         258          332
         Balanced...............................................................          39           55
         Other..................................................................          79           83
                                                                                 -----------  -----------
         Total.................................................................. $     2,084  $     2,381
                                                                                 ===========  ===========

      GMIB:
         Equity................................................................. $       133  $       136
         Fixed income...........................................................          24           28
         Balanced...............................................................          --            3
         Other..................................................................           7            5
                                                                                 -----------  -----------
         Total.................................................................. $       164  $       172
                                                                                 ===========  ===========

      C)  Variable and Interest-Sensitive Life Insurance Policies - No Lapse
          ------------------------------------------------------------------
          Guarantee
          ---------

      The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements. At both December 31, 2007 and 2006, MLOA had liabilities of $0.5 million for no lapse guarantees reflected in the General Account in future policy benefits and other policyholders liabilities.


7)    REINSURANCE

      MLOA uses a variety of indemnity reinsurance agreements with reinsurers to control its loss exposure. Under the terms of these reinsurance agreements, the reinsurer is liable to reimburse MLOA for the portion of paid claims ceded to it in accordance with the applicable reinsurance agreement. However, MLOA remains contingently liable for all benefits payable even if the reinsurers fail to meet their obligations to MLOA. Life insurance business written by MLOA was ceded under various reinsurance contracts. MLOA's general practice was to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for second-to-die products. For its variable annuity products, MLOA retained 100% of the risk in connection with the return of premium death benefit. The benefits in connection with guaranteed minimum death benefits in excess of the return of premium benefit, which are offered under certain of MLOA's annuity contracts, were 100% reinsured up to specified limits. Benefits in connection with the earnings increase benefit rider under the new MLOA variable annuity are similarly reinsured. The guaranteed minimum income benefit in the new variable annuity product was 100% reinsured up to individual and aggregate limits as well as limits that are based on benefit utilization.

      MLOA reinsures most of its new variable life policies on an excess of retention basis. MLOA maintains a maximum of $4.0 million on single-life policies and $6.0 million on second-to-die policies. For amounts applied for in excess of those limits, reinsurance is ceded to AXA Equitable Life Insurance Company ("AXA Equitable"), an affiliate and wholly-owned subsidiary of AXA Financial, up to a combined maximum of $25.0 million on single-life policies and $30.0 million on second-to-die policies. For amounts applied in excess of those limits, reinsurance from unaffiliated third parties is now sought. A contingent liability exists with respect to reinsurance ceded should the reinsurers be unable to meet their obligations.

      Beginning September 2006, the no lapse guarantee riders on the new variable life product are being reinsured on a 90% first dollar quota share basis through AXA Financial (Bermuda), LTD ("AXA Bermuda"), an affiliate.

      At December 31, 2007 and 2006, respectively, reinsurance recoverables related to insurance contracts amounted to $136.4 million and $136.2 million, of which $58.5 million and $63.0 million relates to one specific reinsurer.

      The following table summarizes the effect of reinsurance:

                                                                 2007             2006              2005
                                                            --------------   ---------------   --------------
                                                                              (IN MILLIONS)

                Direct premiums............................ $         82.3   $          88.9   $         93.4
                Reinsurance ceded..........................          (36.5)            (39.0)           (39.6)
                                                            --------------   ---------------   --------------
                Premiums................................... $         45.8   $          49.9   $         53.8
                                                            ==============   ===============   ==============

                Variable Life and Investment-type
                   Product Policy Fee Income Ceded......... $         32.9   $          32.4   $         32.7
                                                            ==============   ===============   ==============
                Policyholders' Benefits Ceded.............. $         47.6   $          64.9   $         57.9
                                                            ==============   ===============   ==============


8)    RELATED PARTY TRANSACTIONS

      Under its respective service agreements with affiliates, AXA Equitable and MONY Life, personnel services, employee benefits, facilities, supplies and equipment are provided to MLOA to conduct its business. The associated costs related to the service agreements are allocated to MLOA based on methods that management believes are reasonable, including a review of the nature of such costs and activities performed to support MLOA. As a result of such allocations, MLOA incurred expenses of $45.9 million, $49.6 million and $74.7 million for 2007, 2006 and 2005, respectively. At December 31, 2007, MLOA reported a $2.8 million payable to AXA Equitable and at December 31, 2006 a $5.4 million receivable from AXA Equitable in connection with its service agreement.

      In addition to the agreements discussed above, MLOA has various other service and investment advisory agreements with affiliates. The amount of expenses incurred by MLOA related to these agreements was $2.2 million, $2.3 million, and $2.4 million for 2007, 2006 and 2005, respectively, related to these agreements.

      As more fully described in Note 7 in Notes to Financial Statements, MLOA ceded new variable life policies on an excess of retention basis with AXA Equitable and reinsured the no lapse guarantee riders through AXA Bermuda. MLOA reported $0.4 million and zero for 2007 and 2006, respectively.

      MLOA entered into a modified coinsurance ("MODCO") agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby MLOA agreed to reinsure 90% of all level premium term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL after January 1, 2000. A second amendment, effective April 1, 2001, added a new series of term life insurance policies issued by USFL and a DAC tax provision. Under the agreement, MLOA shared in all premiums and benefits for the reinsured policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, MLOA reimbursed USFL for its quota share of expense allowances, as defined in the MODCO agreement.

      The MODCO agreement remained in effect for level premium term life insurance issued during 2005. However, in the fourth quarter of 2005, the MODCO agreement was terminated effective January 1, 2005, and all MODCO reinsurance transactions relating to level term that took place between USFL and MLOA during 2005 were unwound. In connection with this unwinding, MLOA received a payment of $0.7 million representing interest on net payments made to USFL during the year under the MODCO agreement. As of December 31, 2005, USFL recaptured all of the universal life policies that had previously been assumed by MLOA under this MODCO agreement. Other income for the year ended December 31, 2005 reflects the resulting pre-tax gains on the recaptures of the universal life and term life reinsurance from USFL of $0.6 million ($0.4 million net of income taxes).

      The statement of operation includes certain revenues and expenses assumed from USFL under the MODCO agreement as follows:

                                                                                     2005
                                                                                ---------------
                                                                                 (In Millions)
             REVENUES:
             Variable life and investment-type product policy fee income......  $          19.9
             Premiums.........................................................               --
             Other loss.......................................................              (.2)
                                                                                ---------------
                 Total revenues...............................................             19.7
                                                                                ---------------

             BENEFITS AND OTHER DEDUCTIONS:
             Policyholders' benefits..........................................             10.5
             Interested credited to policyholders' account balances...........              6.1
             Amortization of deferred policy acquisition costs and
                value of business acquired....................................              2.4
             Capitalization of deferred policy acquisition costs..............            (14.0)
             Commissions......................................................             14.2
                                                                                ---------------
                 Total benefits and other deductions..........................             19.2
                                                                                ---------------

             Earnings Before Income Taxes.....................................  $            .5
                                                                                ===============

      In accordance with the guidance contained in FASB Derivates Implementation Group Issue B36, the MODCO agreement between USFL and MLOA was considered to contain an embedded derivative representing a total return swap. The embedded derivative asset of $1.6 million was written off as of December 31, 2005 in connection with the termination of the MODCO agreement. Changes in fair value of the total return swap asset resulted in losses of $(1.4) million for 2005.

      On March 5, 1999, MLOA borrowed $50.5 million from MONY Benefit Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.8% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note is $27.3 million and $30.6 million at December 31, 2007 and 2006, respectively.


9)    SHARE-BASED COMPENSATION

      For 2007 and 2006 respectively, MLOA recognized compensation costs of $3.9 million and $3.0 million, for share-based payment arrangements. Effectively January 1, 2006, MLOA adopted SFAS No. 123(R), "Share-Based Payment", that required compensation costs for these programs to be recognized in the financial statements on a fair value basis.

      MLOA recognized compensation costs of $1.1 million and $1.3 million related to employee stock options for 2007 and 2006, respectively. Prior to adopting of SFAS No. 123(R), AXA Financial and its consolidated subsidiaries, including MLOA, had elected to continue accounting for employee stock option awards under APB No. 25 and, therefore, no compensation cost for these awards was recognized in the statements of operations in 2005. On a pro-forma basis, net earnings as reported in 2005 would have been reduced by $1.6 million, net of income tax benefit, had compensation expense for employee stock option awards been measured and recognized by MLOA under the fair-value method of SFAS No. 123, "Accounting for Stock-Based Compensation".

      As of December 31, 2007, approximately $0.8 million of unrecognized compensation cost related to unvested employee stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by MLOA over a weighted average period of 6.2 years.

      On July 1, 2007, under the terms of the AXA Miles Program 2007, the AXA Management Board granted 50 AXA Miles to every employee of AXA for purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees of AXA Financial's subsidiaries was approximately $0.7 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, is expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2007, MLOA recognized compensation expense of approximately $0.2 million in respect of this grant of AXA Miles. Provided AXA achieves certain performance and customer satisfaction goals, an additional 50 AXA Miles per employee is targeted for award in 2009 under terms then-to-be-determined and approved by the AXA Management Board.


10)   NET INVESTMENT INCOME AND INVESTMENT LOSSES, NET

      The sources of net investment income follow:

                                         2007             2006           2005
                                     -------------   -------------   -------------
                                                     (IN MILLIONS)

     Fixed maturities .............  $       116.3   $       113.3   $       107.1
     Mortgage loans on real estate            17.1            23.7            25.2
     Policy loans .................            7.1             6.3             6.0
     Other investment income ......            4.0             4.0             4.4
                                     -------------   -------------   -------------

       Gross investment income ....          144.5           147.3           142.7
     Investment expenses ..........           (7.2)           (5.9)           (7.7)
                                     -------------   -------------   -------------

     Net Investment Income ........  $       137.3   $       141.4   $       135.0
                                     =============   =============   =============

      Investment losses, net including changes in the valuation allowances follow:

                                               2007            2006            2005
                                          -------------   -------------   -------------
                                                          (IN MILLIONS)

     Fixed maturities ..................  $       (22.0)  $        (2.3)  $        (2.2)
     Mortgage loans on real estate .....             --             1.1              --
                                          -------------   -------------   -------------
     Investment Losses, Net ............  $       (22.0)  $        (1.2)  $        (2.2)
                                          =============   =============   =============


      Writedowns of fixed maturities amounted to $19.8 million, $3.7 million and $2.0 million for 2007, 2006 and 2005, respectively. There were no writedowns of mortgage loans on real estate and equity real estate for 2007, 2006 and 2005.

      For 2007, 2006 and 2005, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $70.4 million, $55.9 million and $53.4 million. Gross gains of zero, $2.8 million and $1.0 million and gross losses of $3.8 million, $1.2 million and $1.4 million, respectively, were realized on these sales in 2007, 2006 and 2005, respectively. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2007, 2006 and 2005 amounted to $(28.7) million, $(12.4) million and $(50.5), respectively.

      The net unrealized investment losses included in the balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, on a line-by-line basis, follow:

                                                                  2007             2006           2005
                                                              -------------   -------------   -------------
                                                                              (IN MILLIONS)

     Balance, beginning of year ............................  $       (11.1)  $        (5.6)  $        14.9
     Changes in unrealized investment losses ...............          (28.7)          (12.3)          (50.5)
     Changes in unrealized investment losses
       attributable to:
          DAC and VOBA .....................................            5.0             3.9            18.9
          Deferred income taxes ............................            8.3             2.9            11.1
                                                              -------------   -------------   -------------
     Balance, End of Year ..................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

     Balance, end of period comprises:
         Unrealized investment losses on
           fixed maturities ................................  $       (55.4)  $       (26.7)  $       (14.4)
         Amounts of unrealized investment gains (losses)
           attributable to:
             DAC and VOBA ..................................           14.6             9.6             5.7
             Deferred income taxes .........................           14.3             6.0             3.1
                                                              -------------   -------------   -------------
     Total .................................................  $       (26.5)  $       (11.1)  $        (5.6)
                                                              =============   =============   =============

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.


11)   INCOME TAXES

      A summary of the income tax expense in the statements of operations follows:

                                                                   2007            2006           2005
                                                              -------------   -------------   ------------
                                                                              (IN MILLIONS)

     Income tax expense:
       Current expense .....................................  $         2.0   $        10.7  $         2.5
       Deferred (benefit) expense ..........................            (.9)            6.6           14.2
                                                              -------------   -------------  -------------
     Total .................................................  $         1.1   $        17.3  $        16.7
                                                              =============   =============  =============

      The Federal income taxes attributable to operations are different from the amounts determined by multiplying the earnings before income taxes by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                             2007             2006            2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Tax at statutory rate ............................  $         5.2   $        19.8   $        20.3
     Dividends received deduction .....................           (1.2)           (2.7)           (3.7)
     Low income housing credit ........................           (3.1)             --              --
     Other ............................................             .2             0.2              .1
                                                         -------------   -------------   -------------
     Income Tax Expense ...............................  $         1.1   $        17.3   $        16.7
                                                         =============   =============   =============

      The components of the net deferred income taxes are as follows:

                                                       DECEMBER 31, 2007                  December 31, 2006
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------   ---------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Reserves and reinsurance............... $         205.2   $            --  $         200.6   $            --
        DAC....................................              --               8.4              1.7                --
        VOBA...................................              --              81.5               --             100.7
        Investments............................              --             163.5               --             163.5
        Goodwill and other intangible assets...              --              10.2               --              10.7
        Other..................................             6.8                --             12.1                --
                                                ---------------   ---------------  ---------------   ---------------
        Total.................................. $         212.0   $         263.6  $         214.4   $         274.9
                                                ===============   ===============  ===============   ===============

      At December 31, 2007, MLOA had no Federal tax loss carryforwards.

      The Internal Revenue Service ("IRS") is currently examining tax years 2002 through July 8, 2004, the date MLOA was acquired by AXA Financial. Management believes that the examinations of MLOA's Federal income tax returns will have no material adverse impact on MLOA's results of operations or financial position.

      As a result of the implementation of FIN 48 as of January 1, 2007, MLOA recognized $17.0 million tax benefits. At January 1, 2007 all of the unrecognized tax benefits would affect the effective tax rate. At December 31, 2007, the total amount of unrecognized tax benefits was $17.8 million, all of which would affect the effective tax rate.

      MLOA recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2007 and January 1, 2007 were $7.0 million and $6.2 million, respectively. Tax expense for 2007 reflected $0.8 million in interest expense related to unrecognized tax benefits.

      A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:


                                                                       2007
                                                                  -------------
                                                                  (IN MILLIONS)

         Balance at January 1, 2007 (date of adoption) .........  $        10.8
         Additions for tax positions of prior years ............            1.8
         Reductions for tax positions of prior years ...........           (1.8)
         Additions for tax positions of current years ..........             .9
         Reductions for tax positions of current years .........            (.9)
         Settlements with tax authorities ......................             --
         Reductions as a result of a lapse of the applicable
            statute of limitations .............................             --
                                                                  -------------
         Balance, End of Year ..................................  $        10.8
                                                                  =============


      It is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months due to the conclusion of the current IRS audits. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.


12)   DISCONTINUED OPERATIONS

      In 2006, one real estate property with a book value of $1.6 million that had been previously reported in equity real estate was reclassified as real estate held-for-sale. Prior periods have been restated to reflect these properties as discontinued operations. In third quarter 2006, this property was sold resulting in a gain of $1.1 million pre-tax ($0.7 million post-tax). At December 31, 2007 and 2006, no equity real estate was classified as held-for-sale.

13)   ACCUMULATED OTHER COMPREHENSIVE LOSS

      Accumulated other comprehensive loss represents cumulative gains and losses on items that are reflected in earnings. The balances for the past three years follow:


                                                                         DECEMBER 31,
                                                         ---------------------------------------------
                                                              2007              2006         2005
                                                         -------------   -------------   -------------
                                                                         (IN MILLIONS)

     Net unrealized (losses) gains on investments:
        Net unrealized losses arising
           during the period ..........................  $       (30.9)  $       (12.3)  $       (50.5)
        Losses  reclassified into net earnings
           during the period ..........................            2.2              --              --
                                                         -------------   -------------   -------------
     Net unrealized losses on investments .............          (28.7)          (12.3)          (50.5)
     Adjustments for DAC and VOBA and
         deferred income taxes ........................           13.3             6.8            30.0
                                                         -------------   -------------   -------------
      Total Accumulated Other Comprehensive Loss ......  $       (15.4)  $        (5.5)  $       (20.5)
                                                         =============   =============   =============


14)   COMMITMENTS AND CONTINGENT LIABILITIES

      MLOA had $0.7 million in commitments under existing mortgage loan agreements at December 31, 2007.


15)   LITIGATION

      MLOA is involved in various legal actions and proceedings in connection with its business. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on MLOA's financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.


16)   STATUTORY FINANCIAL INFORMATION

      MLOA is restricted as to the amounts it may pay as dividends to MONY Life. Under Arizona Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholder not exceeding an amount calculated based on a statutory formula. For 2007, 2006 and 2005, MLOA's statutory net gain (loss) was $7.3 million, $27.7 million and $(5.6) million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $321.0 million and $320.1 million at December 31, 2007 and 2006, respectively. There were no shareholder dividends paid to MONY Life by MLOA in 2007, 2006 and 2005.

      At December 31, 2007, MLOA, in accordance with various government and state regulations, had $5.2 million of securities deposited with such government or state agencies.

      At December 31, 2007 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of Arizona Insurance Department (the "AID") and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2007.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholder's equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) computer software development costs are capitalized under GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP and (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for GAAP purchase accounting.


17)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2007 and 2006 are summarized below:

                                                                                 THREE MONTHS ENDED
                                                      -------------------------------------------------------------------------
                                                         MARCH 31,         JUNE 30,        SEPTEMBER 30,        DECEMBER 31,
                                                      ---------------   ---------------  -----------------   ------------------
                                                                                   (IN MILLIONS)
        2007
        Total Revenues............................... $          91.4   $          79.9  $            82.2   $             84.4
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        Net Earnings (Loss).......................... $          12.2   $           5.8  $              .3   $             (4.6)
                                                      ===============   ===============  =================   ==================

        2006
        Total Revenues............................... $          90.7   $          86.0  $            92.3   $             86.6
                                                      ===============   ===============  =================   ==================

        Earnings from Continuing Operations.......... $          11.0   $          13.4  $            11.6   $              3.4
                                                      ===============   ===============  =================   ==================

        Net Earnings................................. $          11.0   $          13.4  $            12.3   $              3.4
                                                      ===============   ===============  =================   ==================

Appendix A

---------------------------------------------------

         DEATH BENEFIT PERCENTAGE FOR
   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST

---------------------------------------------------
   Attained Age         Applicable Percentage
---------------------------------------------------
   40 and Under                250 %
---------------------------------------------------
        41                      243
---------------------------------------------------
        42                      236
---------------------------------------------------
        43                      229
---------------------------------------------------
        44                      222
---------------------------------------------------
        45                      215
---------------------------------------------------
        46                      209
---------------------------------------------------
        47                      203
---------------------------------------------------
        48                      197
---------------------------------------------------
        49                      191
---------------------------------------------------
        50                      185
---------------------------------------------------
        51                      178
---------------------------------------------------
        52                      171
---------------------------------------------------
        53                      164
---------------------------------------------------
        54                      157
---------------------------------------------------
        55                      150
---------------------------------------------------
        56                      146
---------------------------------------------------
        57                      142
---------------------------------------------------
        58                      138
---------------------------------------------------
        59                      134
---------------------------------------------------
        60                      130
---------------------------------------------------
        61                      128
---------------------------------------------------
        62                      126
---------------------------------------------------
        63                      124
---------------------------------------------------
        64                      122
---------------------------------------------------
        65                      120
---------------------------------------------------
        66                      119
---------------------------------------------------
        67                      118
---------------------------------------------------
        68                      117
---------------------------------------------------
        69                      116
---------------------------------------------------
        70                      115
---------------------------------------------------
        71                      113
---------------------------------------------------
        72                      111
---------------------------------------------------
        73                      109
---------------------------------------------------
        74                      107
---------------------------------------------------
       75-90                    105
---------------------------------------------------
        91                      104
---------------------------------------------------
        92                      103
---------------------------------------------------
        93                      102
---------------------------------------------------
      94-100                    101
---------------------------------------------------

                                                                  Appendix A A-1

Appendix B

---------------------------------------------------

   MONTHLY PER $1,000 SPECIFIED AMOUNT FACTORS

---------------------------------------------------
    Issue Age             Factor Per $1,000
---------------------------------------------------
       0-17                     $0.07
---------------------------------------------------
      18-36                     0.08
---------------------------------------------------
        37                      0.09
---------------------------------------------------
        38                      0.09
---------------------------------------------------
        39                      0.10
---------------------------------------------------
        40                      0.10
---------------------------------------------------
        41                      0.10
---------------------------------------------------
        42                      0.11
---------------------------------------------------
        43                      0.11
---------------------------------------------------
        44                      0.12
---------------------------------------------------
        45                      0.12
---------------------------------------------------
        46                      0.12
---------------------------------------------------
        47                      0.13
---------------------------------------------------
        48                      0.13
---------------------------------------------------
        49                      0.14
---------------------------------------------------
        50                      0.14
---------------------------------------------------
        51                      0.14
---------------------------------------------------
        52                      0.15
---------------------------------------------------
        53                      0.15
---------------------------------------------------
        54                      0.16
---------------------------------------------------
        55                      0.16
---------------------------------------------------
        56                      0.16
---------------------------------------------------
        57                      0.17
---------------------------------------------------
        58                      0.17
---------------------------------------------------
        59                      0.18
---------------------------------------------------
        60                      0.18
---------------------------------------------------
        61                      0.18
---------------------------------------------------
        62                      0.19
---------------------------------------------------
        63                      0.19
---------------------------------------------------
        64                      0.20
---------------------------------------------------
        65                      0.20
---------------------------------------------------
        66                      0.20
---------------------------------------------------
        67                      0.21
---------------------------------------------------
        68                      0.21
---------------------------------------------------
        69                      0.22
---------------------------------------------------
        70                      0.22
---------------------------------------------------
        71                      0.22
---------------------------------------------------
        72                      0.23
---------------------------------------------------
        73                      0.23
---------------------------------------------------
        74                      0.24
---------------------------------------------------
        75                      0.24
---------------------------------------------------
        76                      0.24
---------------------------------------------------
        77                      0.25
---------------------------------------------------
        78                      0.25
---------------------------------------------------
        79                      0.26
---------------------------------------------------
        80                      0.26
---------------------------------------------------
        81                      0.26
---------------------------------------------------
        82                      0.27
---------------------------------------------------
        83                      0.27
---------------------------------------------------
        84                      0.28
---------------------------------------------------
        85                      0.28
---------------------------------------------------

B-1 Appendix B

Appendix C

--------------------------------------------------------------------------------

                         GUARANTEED DEATH BENEFIT RIDER
                 MONTHLY GUARANTEE PREMIUM FOR GUARANTEED DEATH
               BENEFIT RIDER WITH TEN YEAR/AGE 70 GUARANTEE PERIOD

-------------------------------------------------------------------------------------
                                                            Monthly Guarantee Premium
-------------------------------------------------------------------------------------
 Specified Amount = $200,000
-------------------------------------------------------------------------------------
 Male age 45 Preferred Nonsmoker Death Benefit Option 1     $  229.17
-------------------------------------------------------------------------------------
 Female age 45 Preferred Nonsmoker Death Benefit Option 1   $  174.00
-------------------------------------------------------------------------------------
 Male age 45 Standard Smoker Death Benefit Option 1         $  379.83
-------------------------------------------------------------------------------------
 Male age 45 Preferred Nonsmoker Death Benefit Option 2     $  229.17
-------------------------------------------------------------------------------------
 Male age 35 Preferred Nonsmoker Death Benefit Option 1     $  155.83
-------------------------------------------------------------------------------------
 Male age 55 Preferred Nonsmoker Death Benefit Option 1     $  370.83
-------------------------------------------------------------------------------------

                                                                  Appendix C C-1

                                     PART II

                   (INFORMATION NOT REQUIRED IN A PROSPECTUS)

                           UNDERTAKING TO FILE REPORTS

      Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

RULE 484 UNDERTAKING

      The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

         SECTION 1. NATURE OF INDEMNITY. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he or she is or was or has agreed to become a director or officer of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, or by reason of any action alleged to have been taken or omitted in such capacity, and may indemnify any person who was or is a party or is threatened to be made a party to such an action, suit or proceeding by reason of the fact that he or she is or was or has agreed to become an employee or agent of the Corporation, or is or was serving or has agreed to serve at the request of the Corporation as an employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him or her or on his or her behalf in connection with such action, suit or proceeding and any appeal therefrom, if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding had no reasonable cause to believe his or her conduct was unlawful; except that in the case of an action or suit by or in the right of the Corporation to procure a judgment in its favor (1) such indemnification shall be limited to expenses (including attorneys' fees) actually and reasonably incurred by such person in the defense or settlement of such action or suit, and (2) no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of no contest or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his or her conduct was unlawful.

         SECTION 6. SURVIVAL; PRESERVATION OF OTHER RIGHTS. The foregoing indemnification provisions shall be deemed to be a contract between the Corporation and each director, officer, employee and agent who serves in any such capacity at any time while these provisions as well as the relevant provisions of Title 10, Arizona Revised Statutes are in effect and any repeal or modification thereof shall not affect any right or obligation then existing with respect to any state of facts then or previously existing or any action, suit or proceeding previously or thereafter brought or threatened based in whole or in part upon any such state of facts. Such a "contract right" may not be modified retroactively without the consent of such director, officer, employee or agent.

         The indemnification provided by this Article shall not be deemed exclusive of any other right to which those indemnified may be entitled under any by-law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his or her official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

         SECTION 7. INSURANCE. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of his or her status as such, whether or not the Corporation would have the power to indemnify such person against such liability under the provisions of this By-Law.

      The directors and officers of MONY Life Insurance Company of America are insured under policies issued by X.L. Insurance Company, ACE Insurance, Arch Insurance Company, Endurance Insurance Company, U.S. Specialty Insurance, Starr Excess Liability International and Lloyd's of London. The annual limit on such policies is $150 million, and the policies insure officers and directors against certain liabilities arising out of their conduct in such capacities.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

REPRESENTATIONS RELATING TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

      Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by MONY Life Insurance Company of America.

CONTENTS OF REGISTRATION STATEMENT

      This Registration Statement comprises the following papers and documents:

            The Facing Sheet.

            The Prospectus.

            The undertaking to file reports.

            The signatures.

      Written consents of the following persons:

            a. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

1. The following exhibits correspond to those required by paragraph A of the instructions as exhibits to Form N-8B2:

      (1) Resolution of the Board of Directors of MONY Life Insurance Company of America authorizing establishment of MONY America Variable Account L, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

      (2)  Not applicable.

      (3) (a) Underwriting Agreement between MONY Life Insurance Company of America, MONY Series Fund, Inc., and MONY Securities Corp., incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

           (b) Proposed specimen agreement between MONY Securities Corp. and registered representatives, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

           (c) Commission schedule (with Commission Contract), incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

           (d) Wholesale Distribution Agreement Between MONY Life Insurance Company of America and MONY Securities Corporation and AXA Distributors, LLC, et al., incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

           (e) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

           (f) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incorporated herein by reference to Exhibit No. 3.(j) to registration statement on Form N-4 (File No. 333-05593) filed on April 20, 2005.

           (g) General Agent Sales Agreement, dated June 6, 2005, by and between MONY Life Insurance Company of America and AXA Network, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

           (h)  Broker-Dealer Distribution and Servicing Agreement, dated
                June 6, 2005, MONY Life Insurance Company of America and AXA Advisors, LLC, incorporated herein by reference to post-effective amendment no. 3 to the registration statement on Form N-6 (333-104162), filed on April 25, 2006.

           (i) Form of First Amendment to General Agent Sales Agreement by and between MONY Life Insurance Company of America and AXA Network, incorporated herein by reference to Exhibit (c)(9) to the Registration Statement on Form N-6 (File No. 333-104162) filed on April 25, 2007.

      (4)  Not applicable.

      (5) Form of policy, incorporated herein by reference to the initial registration statement on Form S-6 (File No. 333-56969) filed on June 16, 1998.

      (6) (a) Articles of Restatement of the Articles of Incorporation of MONY Life Insurance Company of America (as Amended July 22,
                2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

           (b) By-Laws of MONY Life Insurance Company of America (as Amended July 22, 2004), incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

      (7)  Not applicable.

      (8) (a) Form of agreement to purchase shares, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

           (b) Amended and Restated Services Agreement between MONY Life Insurance Company of America and AXA Equitable Life Insurance Company dated February 1, 2005, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

           (c) Participation Agreement among The Alger American Fund, MONY Life Insurance Company of America and Fred Alger & Company, Incorporated, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                (i) Form of amendment dated May 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

           (d) Participation Agreement among EQ Advisors Trust, MONY Life Insurance Company of America, AXA Distributors, LLC and AXA Advisors, LLC, incorporated herein by reference to the registration statement on Form N-4 (File No. 333-72632) filed on April 22, 2005.

           (e) Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                (i) Amended Participation Agreement among the Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund), Dreyfus Investment Portfolios, MONY Life Insurance Company of America, and MONY Life Insurance Company, incorporated herein by reference to post-effective amendment no. 22 to the registration statement on Form N-6 (File No. 333-06071) filed on April 30, 2003.

           (f) Participation Agreement among Fidelity Distributors Corporation, Variable Insurance Products Fund and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

           (g) Participation Agreement between Janus Aspen Series and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                (i) Form of amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

           (h) Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

           (i) Participation Agreement among PIMCO Variable Insurance Trust, MONY Life Insurance Company of America and PIMCO Funds distributors LLC, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

           (j) Participation Agreement among Morgan Stanley Dean Witter Universal Funds, Inc., Morgan Stanley Dean Witter Investment Management, Inc., Miller Anderson & Sherrerd LLP and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 21 to the registration statement on Form S-6 (File No. 333-06071) filed on May 31, 2002.

                (i) Form of amendment dated September 1, 2003, incorporated herein by reference to post-effective amendment no. 6 to the registration statement on Form N-4 (File No. 333-72632) filed on May 3, 2004.

       (9) (a) Form of Reinsurance Agreement among Continental Assurance Company, MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

           (b) Form of Automatic Reinsurance Agreement between MONY Life Insurance Company and MONY Life Insurance Company of America and RGA Reinsurance Company, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969), filed on April 28, 2005.

           (c) Form of General & Cologne Life Re Automatic Yearly Renewable Term Reinsurance Agreement Treaty #M158-100 between MONY Life Insurance Company and MONY Life Insurance Company of America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969), filed on April 28, 2005.

           (d) Automatic Bulk YRT Non-Refund Agreement MONY Life Insurance Company and MONY Life Insurance Company of America with Allianz Life Insurance Company of North America, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969), filed on April 28, 2005.

      (10) (a) Application Form for Flexible Premium Variable Universal Life Insurance Policy, incorporated herein by reference to pre-effective amendment no. 1 to the registration statement on Form S-6 (File No. 333-72596) filed on December 7, 2001.

           (b) Form of Application for Life Insurance (Form AMIGV-2005), incorporated herein by reference to the initial registration statement on Form N-6 (File No. 333-134304) filed on May 19, 2006.

      (11) Code of Ethics for Operation of MONY Life Insurance Company and its Subsidiaries, incorporated herein by reference to post-effective amendment no. 12 to the registration statement on Form S-6 (File No. 33-82570) filed on February 27, 2002.

2.    (a)  Opinion and consent of Dodie Kent, Esq., Vice President and Counsel, incorporated herein by reference to post-effective amendment no. 13 to the registration statement on Form N-6 (333-56969), filed on April 28, 2005.

      (b) Opinion and consent of Dodie Kent, Vice President and Associate General Counsel, filed herewith.

3.    No financial statements have been omitted from the prospectus.

4.    Not applicable.

5.    Not applicable.

6.    Powers of Attorney.

      (a) Power of Attorney for Christopher M. Condron, Chairman of the
          Board, President and Chief Executive Officer and Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (b) Power of Attorney for Stanley B. Tulin, Vice Chairman of the Board, Chief Financial Officer and Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (c) Power of Attorney for Alvin H. Fenichel, Senior Vice President and Controller, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (d) Power of Attorney for Bruce W. Calvert, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (e) Power of Attorney for Henri de Castries, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (f) Power of Attorney for Denis Duverne, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (g) Power of Attorney for Mary R. (Nina) Henderson, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (h) Power of Attorney for James F. Higgins, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (i) Power of Attorney for W. Edwin Jarmain, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (j) Power of Attorney for Christina Johnson, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (k) Power of Attorney for Scott D. Miller, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (l) Power of Attorney for Joseph H. Moglia, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (m) Power of Attorney for Peter J. Tobin, Director, incorporated herein by reference to the registration statement (File No. 333-104162) on Form N-6 filed on April 28, 2005.

      (n) Powers of Attorney, incorporated herein by reference to post-effective amendment no. 14 to the registration statement on Form N-6 (File No. 333-56969) filed on April 25, 2006.

      (o) Powers of Attorney previously filed with this Registration Statement File No. 333-56969 on April 25, 2007.

      (p) Powers of Attorney, filed herewith.

7. Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under the Securities Act of 1933 and have duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on this 22nd day of April, 2008.



                                  MONY America Variable Account L of
                                  MONY Life Insurance Company of America
                                          (Registrant)

                                  By: MONY Life Insurance Company of America
                                          (Depositor)


                                  By: /s/ Dodie Kent
                                     ---------------------
                                  Dodie Kent
                                  Vice President and Associate General Counsel
                                  MONY Life Insurance Company of America

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, the Depositor, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City and State of New York, on this 22nd day of April, 2008.




                                MONY Life Insurance Company of America
                                       (Depositor)


                                By: /s/ Dodie Kent
                                   ---------------------------------
                                   Dodie Kent
                                   Vice President and Associate General Counsel
                                   MONY Life Insurance Company of America



         Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Richard Dziadzio                          Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Anthony J. Hamilton           Joseph H. Moglia
Christopher M. Condron      Mary R. (Nina) Henderson      Lorie A. Slutsky
Henri de Castries           James F. Higgins              Ezra Suleiman
Denis Duverne               Scott D. Miller               Peter J. Tobin
Charlynn Goins




*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2008

                                  EXHIBIT INDEX


EXHIBIT
  NO.                               DESCRIPTION                      TAG VALUES
--------     -----------------------------------------------------   -----------
EX-99.2(b)      Opinion and consent of Dodie Kent                     EX-99.2b
EX-99.6(p)      Powers of Attorney                                    EX-99.6p
EX-99.7         Consent of PricewaterhouseCoopers LLP, independent    EX-99.7
                registered public accounting firm